Schedule of Investments Core Bond Fund^

(Unaudited) July 31, 2020

PRINCIPAL AMOUNT		VALUE
U.S. Treasury Obligations 22.0%
	U.S. Treasury Bonds
$5,000	4.50%, due 2/15/2036	$7,792
1,080,000	5.00%, due 5/15/2037	1,804,950
4,510,000	1.13%, due 5/15/2040	4,628,916
5,015,000	2.75%, due 8/15/2042	6,678,570
2,265,000	3.75%, due 11/15/2043	3,497,567
5,795,000	3.00%, due 5/15/2045	8,104,851
1,360,000	2.00%, due 2/15/2050	1,633,062
	U.S. Treasury Inflation-Indexed Bonds(a)
4,210,382	0.13%, due 1/15/2030	4,669,366
486,358	2.13%, due 2/15/2040	754,874
2,706,295	1.38%, due 2/15/2044	3,931,516
	U.S. Treasury Notes
9,040,000	1.50%, due 9/30/2021	9,183,016
8,155,000	1.38%, due 1/31/2022	8,306,313	(n)
14,720,000	0.13%, due 4/30/2022	14,721,150
7,595,000	0.50%, due 3/31/2025	7,699,431
7,075,000	2.88%, due 5/31/2025	7,977,892
7,435,000	1.13%, due 2/28/2027	7,802,394
8,500,000	2.38%, due 5/15/2027	9,638,867
3,930,000	0.63%, due 5/15/2030	3,961,778

	Total U.S. Treasury Obligations (Cost $99,465,671)	105,002,305

U.S. Government Agency Securities 0.8%
1,160,000	Federal Home Loan Bank, 5.50%, due 7/15/2036	1,845,596
455,000	Federal National Mortgage Association, 5.63%, due 7/15/2037	750,947
700,000	Tennessee Valley Authority, 5.25%, due 9/15/2039	1,076,682

	Total U.S. Government Agency Securities (Cost $2,870,631)	3,673,225

Mortgage-Backed Securities 45.7%
Collateralized Mortgage Obligations 6.3%
993,292	Angel Oak Mortgage Trust, Ser. 2019-6, Class A1, 2.62%, due 11/25/2059	1,000,581	(b)(c)
2,323,440	Angel Oak Mortgage Trust I LLC, Ser. 2019-1, Class A1, 3.92%, due 11/25/2048	2,371,114	(b)(c)
749,878	Bear Stearns ALT-A Trust, Ser. 2004-8, Class 2A, (1M USD LIBOR + 0.68%), 0.85%, due 9/25/2034	744,378	(d)
1,981,665	Bunker Hill Loan Depositary Trust, Ser. 2019-1, Class A1, 3.61%, due 10/26/2048	2,033,737	(b)(e)
2,199,907	Deephaven Residential Mortgage Trust, Ser. 2019-1A, Class A1, 3.74%, due 1/25/2059	2,214,342	(b)(c)

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Fannie Mae Connecticut Avenue Securities
$1,479,542	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 2.42%, due 7/25/2030	$1,426,743	(d)
125,493	Ser. 2019-R07, Class 1M1, (1M USD LIBOR + 0.77%), 0.94%, due 10/25/2039	125,335	(b)(d)
2,185,669	Ser. 2020-R02, Class 2M1, (1M USD LIBOR + 0.75%), 0.92%, due 1/25/2040	2,178,371	(b)(d)
2,907,796	Ser. 2020-R01, Class 1M1, (1M USD LIBOR + 0.80%), 0.97%, due 1/25/2040	2,892,225	(b)(d)
	Fannie Mae Real Estate Mortgage Investment Conduits
1,864,811	Ser. 2012-70, Class HS, (6.00% - 1M USD LIBOR), 5.83%, due 7/25/2042	407,436	(d)(f)
1,577,419	Ser. 2012-128, Class SL, (6.15% - 1M USD LIBOR), 5.98%, due 11/25/2042	326,692	(d)(f)
1,812,795	Ser. 2012-140, Class PI, 3.50%, due 12/25/2042	231,062	(f)
1,978,537	Ser. 2017-100, Class S, (6.15% - 1M USD LIBOR), 5.98%, due 12/25/2042	451,872	(d)(f)
1,428,525	Ser. 2012-130, Class AS, (6.70% - 1M USD LIBOR), 6.53%, due 12/25/2042	316,011	(d)(f)
1,201,406	Ser. 2013-6, Class SB, (6.10% - 1M USD LIBOR), 5.93%, due 2/25/2043	239,502	(d)(f)
1,584,326	Ser. 2013-18, Class PS, (6.10% - 1M USD LIBOR), 5.93%, due 3/25/2043	331,507	(d)(f)
1,970,750	Ser. 2016-32, Class LI, 3.50%, due 6/25/2046	281,082	(f)
870,849	Ser. 2016-40, Class SA, (5.85% - 1M USD LIBOR), 5.68%, due 7/25/2046	161,512	(d)(f)
2,572,134	Ser. 2016-95, Class US, (6.00% - 1M USD LIBOR), 5.83%, due 12/25/2046	512,751	(d)(f)
9,262	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, (1M USD LIBOR + 0.11%), 0.40%, due 4/25/2033	9,063	(d)
	Freddie Mac Real Estate Mortgage Investment Conduits
698,042	Ser. 4018, Class HS, (6.45% - 1M USD LIBOR), 6.28%, due 3/15/2042	154,530	(d)(f)
1,530,716	Ser. 4120, Class SV, (6.15% - 1M USD LIBOR), 5.98%, due 10/15/2042	324,645	(d)(f)
1,360,808	Ser. 4385, Class IA, 4.50%, due 9/15/2044	230,139	(f)
2,415,116	Ser. 4572, Class SA, (6.05% - 1M USD LIBOR), 5.88%, due 4/15/2046	473,014	(d)(f)
2,186,913	Ser. 4905, Class SA, (6.10% - 1M USD LIBOR), 5.93%, due 8/25/2049	384,996	(d)(f)(g)
	Freddie Mac Strips
2,567,447	Ser. 303, Class C10, 3.50%, due 1/15/2033	254,538	(f)
1,594,616	Ser. 312, Class S1, (5.95% - 1M USD LIBOR), 5.78%, due 9/15/2043	325,759	(d)(f)
	Freddie Mac Structured Agency Credit Risk Debt Notes
976,978	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 3.42%, due 7/25/2029	978,816	(d)
1,745,076	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 2.52%, due 4/25/2030	1,709,837	(d)
771,514	Ser. 2018-HQA1, Class M2, (1M USD LIBOR + 2.30%), 2.47%, due 9/25/2030	734,209	(d)
160,793	Ser. 2020-DNA1, Class M1, (1M USD LIBOR + 0.70%), 0.87%, due 1/25/2050	160,618	(b)(d)
534,961	Ser. 2020-DNA2, Class M1, (1M USD LIBOR + 0.75%), 0.92%, due 2/25/2050	532,286	(b)(d)
666,201	Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits, Ser. 2020-HQA1, Class M1, (1M USD LIBOR + 0.75%), 0.92%, due 1/25/2050	665,191	(b)(d)
885,931	GCAT Trust, Ser. 2019-NQM3, Class A1, 2.69%, due 11/25/2059	899,621	(b)(c)

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Government National Mortgage Association
$1,745,622	Ser. 2013-5, Class BI, 3.50%, due 1/20/2043	$244,395	(f)
1,729,232	Ser. 2013-23, Class IT, 3.50%, due 2/20/2043	260,228	(f)
1,551,496	Ser. 2018-124, Class DS, (6.10% - 1M USD LIBOR), 5.92%, due 12/16/2043	326,426	(d)(f)
1,543,167	Ser. 2016-77, Class TS, (6.15% - 1M USD LIBOR), 5.96%, due 12/20/2044	275,904	(d)(f)
1,793,162	Ser. 2019-22, Class SA, (5.60% - 1M USD LIBOR), 5.41%, due 2/20/2045	377,873	(d)(f)
1,423,179	Ser. 2016-91, Class NS, (6.08% - 1M USD LIBOR), 5.89%, due 7/20/2046	335,245	(d)(f)
579,337	New Residential Mortgage Loan Trust, Ser. 2019-NQM5, Class A1, 2.71%, due 11/25/2059	590,716	(b)(c)
62,500	Permanent Master Issuer PLC, Ser. 2018-1A, Class 1A1, (3M USD LIBOR + 0.38%), 0.66%, due 7/15/2058	62,454	(b)(d)
886,321	Starwood Mortgage Residential Trust, Ser. 2019-INV1, Class A1, 2.61%, due 9/27/2049	891,716	(b)(c)
680,768	Verus Securitization Trust, Ser. 2019-4, Class A1, 2.64%, due 11/25/2059	692,273	(b)(e)
		30,140,745
Commercial Mortgage-Backed 8.6%
1,909,514	BX Commercial Mortgage Trust, Ser. 2018-IND, Class A, (1M USD LIBOR + 0.75%), 0.92%, due 11/15/2035	1,898,776	(b)(d)
530,657	CD Mortgage Trust, Ser. 2018-CD7, Class A1, 3.28%, due 8/15/2051	546,385
	Citigroup Commercial Mortgage Trust
1,093,000	Ser. 2013-GC11, Class B, 3.73%, due 4/10/2046	1,131,585	(c)
330,000	Ser. 2013-GC17, Class B, 5.10%, due 11/10/2046	348,757	(c)
745,000	Ser. 2014-GC23, Class B, 4.18%, due 7/10/2047	798,206	(c)
4,607,969	Ser. 2014-GC25, Class XA, 0.99%, due 10/10/2047	158,640	(c)(f)
2,363,709	Ser. 2015-GC27, Class XA, 1.34%, due 2/10/2048	113,827	(c)(f)
550,000	Ser. 2015-P1, Class A5, 3.72%, due 9/15/2048	611,661
520,000	Ser. 2018-C6, Class A4, 4.41%, due 11/10/2051	625,927
	Commercial Mortgage Trust
1,060,000	Ser. 2012 -CR4, Class AM, 3.25%, due 10/15/2045	1,087,770
1,000,000	Ser. 2013-LC6, Class B, 3.74%, due 1/10/2046	1,009,016
500,000	Ser. 2014-CR15, Class B, 4.69%, due 2/10/2047	544,933	(c)
5,332,557	Ser. 2014-CR16, Class XA, 0.97%, due 4/10/2047	159,417	(c)(f)
3,325,152	Ser. 2014-LC15, Class XA, 1.09%, due 4/10/2047	106,879	(c)(f)
900,000	Ser. 2014-LC15, Class AM, 4.20%, due 4/10/2047	969,658
5,209,990	Ser. 2014-CR17, Class XA, 0.97%, due 5/10/2047	156,414	(c)(f)
3,102,505	Ser. 2014-UBS3, Class XA, 1.07%, due 6/10/2047	106,192	(c)(f)
18,021,909	Ser. 2014-CR18, Class XA, 0.99%, due 7/15/2047	562,815	(c)(f)
4,233,100	Ser. 2014-UBS6, Class XA, 0.89%, due 12/10/2047	126,916	(c)(f)
485,000	Ser. 2014-CR21, Class AM, 3.99%, due 12/10/2047	527,953
335,000	Ser. 2015-LC21, Class A4, 3.71%, due 7/10/2048	369,294
740,000	Ser. 2015-CR25, Class A4, 3.76%, due 8/10/2048	815,578
342,808	Ser. 2017-COR2, Class A1, 2.11%, due 9/10/2050	345,763
	CSAIL Commercial Mortgage Trust
28,333,200	Ser. 2016-C5, Class XA, 0.92%, due 11/15/2048	949,474	(c)(f)
353,000	Ser. 2016-C7, Class A5, 3.50%, due 11/15/2049	389,662
1,185,000	Ser. 2015-C1, Class B, 4.04%, due 4/15/2050	1,219,032	(c)
300,954	Ser. 2017-CX9, Class A1, 2.02%, due 9/15/2050	303,134
1,280,000	Ser. 2017-CX9, Class A5, 3.45%, due 9/15/2050	1,421,544

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Freddie Mac Multifamily Structured Pass Through Certificates
$25,412,883	Ser. KW03, Class X1, 0.84%, due 6/25/2027	$1,084,581	(c)(f)
63,186,000	Ser. K088, Class XAM, 0.42%, due 1/25/2029	2,262,400	(c)(f)
22,979,992	Ser. K090, Class X1, 0.71%, due 2/25/2029	1,271,515	(c)(f)
10,000,000	Ser. K098, Class XAM, 1.39%, due 8/25/2029	1,139,981	(c)(f)
	GS Mortgage Securities Trust
770,000	Ser. 2012-GCJ9, Class B, 3.75%, due 11/10/2045	784,310	(b)
9,500,763	Ser. 2014-GC18, Class XA, 1.01%, due 1/10/2047	272,019	(c)(f)
900,000	Ser. 2015-GS1, Class C, 4.42%, due 11/10/2048	829,112	(c)
	JP Morgan Chase Commercial Mortgage Securities Trust
800,000	Ser. 2013-LC11, Class B, 3.50%, due 4/15/2046	777,440
660,000	Ser. 2011-C5, Class B, 5.42%, due 8/15/2046	654,340	(b)(c)
765,000	JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C33, Class AS, 4.02%, due 12/15/2048	838,160
	Morgan Stanley Bank of America Merrill Lynch Trust
3,710,261	Ser. 2014-C16, Class XA, 1.00%, due 6/15/2047	104,640	(c)(f)
294,924	Ser. 2017-C34, Class A1, 2.11%, due 11/15/2052	297,435
1,000,000	Morgan Stanley Capital I Trust, Ser. 2017-H1, Class A5, 3.53%, due 6/15/2050	1,118,493
	UBS Commercial Mortgage Trust
500,000	Ser. 2017-C2, Class A4, 3.49%, due 8/15/2050	554,507
231,620	Ser. 2017-C4, Class A1, 2.13%, due 10/15/2050	232,542
1,322,607	Ser. 2018-C14, Class A1, 3.38%, due 12/15/2051	1,366,931
	Wells Fargo Commercial Mortgage Trust
725,000	Ser. 2012-LC5, Class B, 4.14%, due 10/15/2045	753,366
500,000	Ser. 2015-C29, Class A4, 3.64%, due 6/15/2048	552,505
685,000	Ser. 2016-C35, Class B, 3.44%, due 7/15/2048	709,851
670,000	Ser. 2015-NXS4, Class C, 4.67%, due 12/15/2048	701,366	(c)
225,000	Ser. 2016-LC24, Class A4, 2.94%, due 10/15/2049	245,158
950,000	Ser. 2016-NXS6, Class A4, 2.92%, due 11/15/2049	1,023,528
712,500	Ser. 2015-LC20, Class C, 4.06%, due 4/15/2050	662,554	(c)
427,148	Ser. 2017-C39, Class A1, 1.98%, due 9/15/2050	430,080
580,000	Ser. 2017-C39, Class A5, 3.42%, due 9/15/2050	650,559
434,644	Ser. 2018-C46, Class A1, 3.16%, due 8/15/2051	446,163
375,000	Ser. 2018-C46, Class A4, 4.15%, due 8/15/2051	442,279
510,000	Ser. 2019-C51, Class A4, 3.31%, due 6/15/2052	581,158
445,000	Ser. 2016-LC25, Class A4, 3.64%, due 12/15/2059	501,119
	WF-RBS Commercial Mortgage Trust
1,000,000	Ser. 2012-C8, Class B, 4.31%, due 8/15/2045	1,025,682
5,716,324	Ser. 2014-C25, Class XA, 0.81%, due 11/15/2047	161,182	(c)(f)
13,551,069	Ser. 2014-C22, Class XA, 0.81%, due 9/15/2057	351,130	(c)(f)
560,000	Ser. 2014-C22, Class AS, 4.07%, due 9/15/2057	606,259	(c)
		40,837,553
Fannie Mae 12.3%
	Pass-Through Certificates
746,803	2.50%, due 5/1/2050	784,335
17,280,345	3.00%, due 10/1/2041 - 2/1/2050	18,332,664
15,681,008	3.50%, due 12/1/2041 - 12/1/2049	16,742,198
16,856,223	4.00%, due 1/1/2041 - 9/1/2048	18,161,511
2,835,901	4.50%, due 4/1/2034 - 3/1/2050	3,113,531
1,164,606	5.00%, due 4/1/2023 - 9/1/2041	1,314,330
306,424	5.50%, due 5/1/2038 - 3/1/2041	349,699
		58,798,268

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Freddie Mac 6.9%
	Pass-Through Certificates
$3,472,977	2.50%, due 6/1/2050 - 8/1/2050	$3,648,010
5,342,994	3.00%, due 6/1/2049 - 2/1/2050	5,660,811
9,137,605	3.50%, due 7/1/2042 - 7/1/2048	9,770,159
10,526,715	4.00%, due 11/1/2040 - 2/1/2048	11,348,239
1,470,421	4.50%, due 6/1/2039 - 7/1/2047	1,613,121
492,922	5.00%, due 5/1/2023 - 5/1/2041	545,198
80,499	5.50%, due 5/1/2035 - 11/1/2038	92,925
		32,678,463
Ginnie Mae 3.4%
	Pass-Through Certificates
2,905,850	3.50%, due 1/20/2043 - 12/20/2047	3,099,892
523,642	4.00%, due 11/20/2044 - 7/20/2047	565,930
2,095,000	2.00%, TBA, 30 Year Maturity	2,190,748	(h)
4,520,000	2.50%, TBA, 30 Year Maturity	4,773,897	(h)
5,395,000	3.00%, TBA, 30 Year Maturity	5,704,885	(h)
		16,335,352
Uniform Mortgage-Backed Securities 8.2%
	Pass-Through Certificates
1,230,000	2.00%, TBA, 15 Year Maturity	1,279,392	(h)
5,735,000	2.00%, TBA, 30 Year Maturity	5,940,287	(h)
17,945,000	2.50%, TBA, 30 Year Maturity	18,847,968	(h)
12,205,000	3.00%, TBA, 30 Year Maturity	12,910,517	(h)
		38,978,164

	Total Mortgage-Backed Securities (Cost $216,174,583)	217,768,545

Corporate Bonds 30.8%
Aerospace & Defense 0.6%
	Boeing Co.
365,000	3.90%, due 5/1/2049	342,836
155,000	3.75%, due 2/1/2050	139,979
1,915,000	5.81%, due 5/1/2050	2,249,367	(i)
		2,732,182
Agriculture 0.6%
	BAT Capital Corp.
1,410,000	4.91%, due 4/2/2030	1,702,022
1,000,000	5.28%, due 4/2/2050	1,273,845
		2,975,867
Auto Manufacturers 1.3%
1,525,000	General Motors Co., 6.13%, due 10/1/2025	1,777,878	(i)
1,000,000	General Motors Financial Co., Inc., 5.10%, due 1/17/2024	1,097,313
	Volkswagen Group of America Finance LLC
1,620,000	2.70%, due 9/26/2022	1,683,612	(b)(i)
1,610,000	3.35%, due 5/13/2025	1,756,776	(b)(i)
		6,315,579
Banks 6.4%
	Bank of America Corp.
1,410,000	3.97%, due 3/5/2029	1,641,136	(j)
860,000	2.50%, due 2/13/2031	913,720	(j)
795,000	4.08%, due 3/20/2051	1,038,715	(j)

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,440,000	Barclays PLC, 2.85%, due 5/7/2026	$1,526,374	(j)
1,130,000	BNP Paribas SA, 3.05%, due 1/13/2031	1,232,806	(b)(j)
	Citigroup, Inc.
1,990,000	3.89%, due 1/10/2028	2,274,785	(i)(j)
695,000	3.52%, due 10/27/2028	783,229	(j)
1,070,000	2.98%, due 11/5/2030	1,172,719	(j)
1,080,000	Credit Suisse Group AG, 4.19%, due 4/1/2031	1,261,374	(b)(j)
	Goldman Sachs Group, Inc.
1,310,000	3.69%, due 6/5/2028	1,493,271	(j)
1,180,000	3.81%, due 4/23/2029	1,363,169	(i)(j)
465,000	4.02%, due 10/31/2038	567,699	(j)
550,000	5.15%, due 5/22/2045	765,389
1,345,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	1,330,877	(j)(k)
	JPMorgan Chase & Co.
1,545,000	3.22%, due 3/1/2025	1,673,321	(i)(j)
575,000	4.49%, due 3/24/2031	713,002	(j)
1,330,000	3.11%, due 4/22/2041	1,507,577	(j)
1,070,000	Lloyds Banking Group PLC, 1.33%, due 6/15/2023	1,079,969	(j)
	Morgan Stanley
2,355,000	3.59%, due 7/22/2028	2,690,279	(i)(j)
1,325,000	3.62%, due 4/1/2031	1,549,428	(j)
1,155,000	Natwest Group PLC, 3.07%, due 5/22/2028	1,241,225	(j)
	Wells Fargo & Co.
1,625,000	2.57%, due 2/11/2031	1,724,652	(i)(j)
535,000	5.01%, due 4/4/2051	772,107	(j)
		30,316,823
Beverages 0.9%
	Anheuser-Busch InBev Worldwide, Inc.
865,000	4.60%, due 4/15/2048	1,070,091
1,260,000	4.75%, due 4/15/2058	1,631,778
970,000	5.80%, due 1/23/2059	1,456,313
		4,158,182
Computers 1.2%
	Apple, Inc.
1,130,000	3.00%, due 2/9/2024	1,223,445
1,155,000	4.65%, due 2/23/2046	1,665,078	(i)
1,805,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/2023	1,988,949	(b)(i)
685,000	IBM Corp., 4.25%, due 5/15/2049	901,853
		5,779,325
Diversified Financial Services 1.3%
1,700,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 10/1/2025	1,665,766	(i)
1,210,000	Air Lease Corp., 2.30%, due 2/1/2025	1,160,305
1,595,000	Avolon Holdings Funding Ltd., 3.25%, due 2/15/2027	1,354,784	(b)
2,165,000	Synchrony Financial, 2.85%, due 7/25/2022	2,214,225	(i)
		6,395,080
Electric 1.2%
600,000	Consolidated Edison Co. of New York, Inc., 3.95%, due 4/1/2050	769,362
	DTE Energy Co.
700,000	Ser. C, 2.53%, due 10/1/2024	745,971
1,565,000	Ser. C, 3.40%, due 6/15/2029	1,738,916
1,005,000	Entergy Corp., 2.80%, due 6/15/2030	1,113,018
995,000	Exelon Corp., 4.70%, due 4/15/2050	1,374,735
		5,742,002

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Food 0.4%
$1,415,000	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	$1,643,607	(b)
310,000	Kroger Co., 5.40%, due 1/15/2049	450,108
		2,093,715
Gas 0.4%
1,150,000	East Ohio Gas Co., 3.00%, due 6/15/2050	1,271,055	(b)
560,000	Piedmont Natural Gas Co., Inc., 3.35%, due 6/1/2050	669,498
		1,940,553
Healthcare - Services 0.3%
940,000	HCA, Inc., 5.25%, due 6/15/2049	1,247,026
Insurance 0.3%
1,015,000	AXA Equitable Holdings, Inc., 5.00%, due 4/20/2048	1,279,111
Media 2.5%
2,450,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 3/1/2050	2,947,996	(i)
1,225,000	Comcast Corp., 3.70%, due 4/15/2024	1,363,462
1,050,000	Discovery Communications LLC, 3.63%, due 5/15/2030	1,164,863
1,680,000	Fox Corp., 5.58%, due 1/25/2049	2,446,940	(i)
	ViacomCBS, Inc.
815,000	4.95%, due 1/15/2031	984,355
1,030,000	4.20%, due 5/19/2032	1,182,652
1,240,000	Walt Disney Co., 4.70%, due 3/23/2050	1,721,654	(i)
		11,811,922
Mining 0.2%
805,000	Anglo American Capital PLC, 3.63%, due 9/11/2024	859,839	(b)
Miscellaneous Manufacturer 0.5%
1,290,000	General Electric Capital Corp., 5.88%, due 1/14/2038	1,528,898
1,065,000	General Electric Co., 4.35%, due 5/1/2050	1,104,102
		2,633,000
Oil & Gas 2.2%
1,820,000	BP Capital Markets America, Inc., 3.63%, due 4/6/2030	2,111,453	(i)
350,000	Canadian Natural Resources Ltd., 4.95%, due 6/1/2047	422,991
905,000	Concho Resources, Inc., 4.88%, due 10/1/2047	1,089,224
1,745,000	Exxon Mobil Corp., 3.45%, due 4/15/2051	2,067,344	(i)
1,705,000	Marathon Petroleum Corp., 4.70%, due 5/1/2025	1,939,689
	Occidental Petroleum Corp.
1,280,000	3.20%, due 8/15/2026	1,165,171
1,305,000	3.50%, due 8/15/2029	1,159,845
470,000	4.30%, due 8/15/2039	380,700
		10,336,417

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) July 31, 2020

PRINCIPAL AMOUNT		VALUE
Pharmaceuticals 2.7%
	AbbVie, Inc.
$245,000	2.95%, due 11/21/2026	$270,388	(b)
425,000	3.20%, due 11/21/2029	477,665	(b)
510,000	4.05%, due 11/21/2039	624,643	(b)
1,110,000	4.70%, due 5/14/2045	1,456,204
1,405,000	4.25%, due 11/21/2049	1,795,991	(b)(i)
	Cigna Corp.
165,000	4.80%, due 8/15/2038	218,733
750,000	3.20%, due 3/15/2040	838,682
	CVS Health Corp.
565,000	4.13%, due 4/1/2040	687,200
1,195,000	5.05%, due 3/25/2048	1,646,404	(i)
1,500,000	4.25%, due 4/1/2050	1,911,302	(i)
475,000	Mylan NV, 3.95%, due 6/15/2026	542,772
1,070,000	Mylan, Inc., 4.55%, due 4/15/2028	1,270,840
1,170,000	Takeda Pharmaceutical Co. Ltd., 3.38%, due 7/9/2060	1,299,642
		13,040,466
Pipelines 2.0%
	Energy Transfer Operating L.P.
1,000,000	3.75%, due 5/15/2030	988,820
835,000	6.25%, due 4/15/2049	900,450
1,535,000	Kinder Morgan Energy Partners L.P., 4.15%, due 2/1/2024	1,688,168	(i)
1,320,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	1,716,286
1,170,000	MPLX L.P., 4.70%, due 4/15/2048	1,260,233
	Plains All American Pipeline L.P./PAA Finance Corp.
530,000	4.65%, due 10/15/2025	571,425
2,390,000	3.55%, due 12/15/2029	2,360,490	(i)
		9,485,872
Real Estate Investment Trusts 0.2%
735,000	Healthcare Trust of America Holdings L.P., 3.10%, due 2/15/2030	774,925
Retail 1.0%
1,500,000	Home Depot, Inc., 3.30%, due 4/15/2040	1,785,878	(i)
	McDonald’s Corp.
260,000	2.13%, due 3/1/2030	272,891
360,000	3.63%, due 9/1/2049	423,116
2,240,000	Walmart, Inc., 3.40%, due 6/26/2023	2,431,612	(i)
		4,913,497
Semiconductors 1.0%
	Broadcom, Inc.
1,000,000	5.00%, due 4/15/2030	1,188,368	(b)
1,650,000	4.15%, due 11/15/2030	1,852,984	(b)(i)
1,515,000	Microchip Technology, Inc., 4.33%, due 6/1/2023	1,635,137
		4,676,489
Software 0.5%
	Oracle Corp.
465,000	4.00%, due 7/15/2046	580,088
695,000	3.60%, due 4/1/2050	827,944
640,000	3.85%, due 4/1/2060	799,145
		2,207,177

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) July 31, 2020

PRINCIPAL AMOUNT		VALUE
Telecommunications 2.4%
	AT&T, Inc.
$410,000	4.35%, due 6/15/2045	$485,229
1,450,000	5.45%, due 3/1/2047	1,970,864	(i)
1,485,000	4.50%, due 3/9/2048	1,814,691	(i)
1,935,000	3.65%, due 6/1/2051	2,110,730	(i)
1,590,000	British Telecommunications PLC, 3.25%, due 11/8/2029	1,764,057	(b)(i)
	T-Mobile USA, Inc.
555,000	4.38%, due 4/15/2040	679,453	(b)
1,420,000	4.50%, due 4/15/2050	1,781,489	(b)
750,000	Vodafone Group PLC, 4.88%, due 6/19/2049	988,768
		11,595,281
Transportation 0.4%
1,500,000	CSX Corp., 3.80%, due 4/15/2050	1,904,224	(i)
Water 0.3%
1,440,000	Essential Utilities, Inc., 3.35%, due 4/15/2050	1,683,892	(i)

	Total Corporate Bonds (Cost $129,889,194)	146,898,446

Asset-Backed Securities 5.5%
800,000	522 Funding CLO I Ltd., Ser. 2019-1A, Class A1, (3M USD LIBOR + 1.39%), 1.67%, due 1/15/2033	792,109	(b)(d)
1,140,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	1,197,922	(b)
	Asset Backed Funding Certificates
166,380	Ser. 2003-OPT1, Class A3, (1M USD LIBOR + 0.68%), 0.85%, due 4/25/2033	152,919	(d)
1,124,285	Ser. 2004-OPT3, Class A4, (1M USD LIBOR + 0.78%), 0.95%, due 11/25/2033	1,087,756	(d)
744,820	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, (1M USD LIBOR + 0.48%), 0.65%, due 10/25/2035	742,448	(d)
14,588	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, (1M USD LIBOR + 0.46%), 0.63%, due 12/25/2033	13,369	(d)
1,550,000	CIFC Funding Ltd., Ser. 2019-5A, Class A1, (3M USD LIBOR + 1.34%), 1.62%, due 10/15/2032	1,532,005	(b)(d)
572,287	Corevest American Finance Trust, Ser. 2019-1, Class A, 3.32%, due 3/15/2052	597,653	(b)
173,485	Countrywide Asset-Backed Certificates, Ser. 2004-5, Class 1A, (1M USD LIBOR + 0.50%), 0.67%, due 10/25/2034	168,086	(d)
2,768,206	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AA1, Class M2, (1M USD LIBOR + 1.05%), 1.22%, due 2/25/2035	2,715,900	(d)
1,900,000	Elmwood CLO III Ltd., Ser. 2019-3A, Class A1, (3M USD LIBOR + 1.37%), 1.65%, due 10/15/2032	1,879,490	(b)(d)
3,174	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, (1M LIBOR + 0.24%), 0.41%, due 5/25/2032	3,150	(d)
1,751,751	Home Equity Asset Trust, Ser. 2003-5, Class A1, (1M USD LIBOR + 0.58%), 0.75%, due 12/25/2033	1,678,377	(d)
1,500,000	Kayne CLO 5 Ltd., Ser. 2019-5A, Class A, (3M USD LIBOR + 1.35%), 1.61%, due 7/24/2032	1,474,363	(b)(d)
900,000	Magnetite XXIV Ltd., Ser. 2019-24A, Class A, (3M USD LIBOR + 1.33%), 1.61%, due 1/15/2033	888,218	(b)(d)
1,655,740	Navient Student Loan Trust, Ser. 2019-7A, Class A1, (1M USD LIBOR + 0.50%), 0.67%, due 1/25/2068	1,648,796	(b)(d)
2,200,000	Octagon Investment Partners 44 Ltd., Ser. 2019-1A, Class A, (3M USD LIBOR + 1.30%), 1.57%, due 7/20/2032	2,169,734	(b)(d)

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) July 31, 2020

PRINCIPAL AMOUNT		VALUE
$1,350,000	Residential Asset Securities Corp., Ser. 2005-KS12, Class M2, (1M USD LIBOR + 0.46%), 0.63%, due 1/25/2036	$1,299,300	(d)
8,946	Saxon Asset Securities Trust, Ser. 2004-1, Class A, (1M USD LIBOR + 0.54%), 0.71%, due 3/25/2035	8,260	(d)
2,200,000	Southwick Park CLO LLC, Ser. 2019-4A, Class A1, (3M USD LIBOR + 1.30%), 1.57%, due 7/20/2032	2,168,956	(b)(d)
3,050,000	Voya CLO Ltd., Ser. 2019-2A, Class A, (3M USD LIBOR + 1.27%), 1.54%, due 7/20/2032	3,004,243	(b)(d)
1,118,663	Wells Fargo Home Equity Asset-Backed Securities Trust, Ser. 2004-2, Class M1, (1M USD LIBOR + 0.90%), 1.07%, due 10/25/2034	1,077,113	(d)

	Total Asset-Backed Securities (Cost $26,231,253)	26,300,167

NUMBER OF SHARES
Short-Term Investments 1.3%
Investment Companies 1.3%
6,468,031	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.09%(l) (Cost $6,468,031)	6,468,031	(i)

	Total Investments 106.1% (Cost $481,099,363)	506,110,719

	Liabilities Less Other Assets (6.1)%	(29,157,524	)(m)

	Net Assets 100.0%	$476,953,195

(a)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2020, these securities amounted to $61,489,335, which represents 12.9% of net assets of the Fund.
(c)	Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2020.
(d)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2020 and changes periodically.
(e)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2020.
(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(g)	All or a portion of this security was purchased on a delayed delivery basis.
(h)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2020 amounted to $51,647,694, which represents 10.8% of net assets of the Fund.
(i)	All or a portion of this security is segregated in connection with obligations for to be announced securities, futures and/or delayed delivery securities with a total value of $68,767,356.
(j)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(k)	Perpetual Bond Security. The rate reflected was the rate in effect on July 31, 2020. The maturity date reflects the next call date.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

(l)	Represents 7-day effective yield as of July 31, 2020.
(m)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2020.
(n)	All or a portion of the security is pledged as collateral for futures.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts (“futures”)

At July 31, 2020, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2020	1	Australian Dollar	$71,470	$2,570
9/2020	10	Euro	1,474,938	50,453
9/2020	32	U.S. Treasury Long Bond	5,833,000	139,917
9/2020	227	U.S. Treasury Note, 5 Year	28,630,375	168,477
9/2020	59	U.S. Treasury Note, 10 Year	8,264,609	72,853
Total Long Positions			$44,274,392	$434,270

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2020	2	South African Rand	$(58,350)	$(698)
9/2020	55	U.S. Treasury Bond, Ultra 10 Year	(8,758,750)	(213,403)
9/2020	35	U.S. Treasury Note, 2 Year	(7,734,453)	(5,473)
9/2020	86	U.S. Treasury Ultra Bond	(19,581,125)	(904,225)
10/2020	1	Federal Funds, 30 day	(416,450)	(4,480)
Total Short Positions			$(36,549,128)	$(1,128,279)
Total Futures				$(694,009)

At July 31, 2020, the Fund has $1,112,272 deposited in a segregated account to cover margin requirements on open futures. At July 31, 2020, the Fund had securities pledged in the amount of $402,329 to cover collateral requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$105,002,305	$—	$105,002,305
U.S. Government Agency Securities	—	3,673,225	—	3,673,225
Mortgage-Backed Securities(a)	—	217,768,545	—	217,768,545
Corporate Bonds(a)	—	146,898,446	—	146,898,446
Asset-Backed Securities	—	26,300,167	—	26,300,167
Short-Term Investments	—	6,468,031	—	6,468,031
Total Investments	$—	$506,110,719	$—	$506,110,719

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$434,270	$—	$—	$434,270
Liabilities	(1,128,279)	—	—	(1,128,279)
Total	$(694,009)	$—	$—	$(694,009)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^	A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) July 31, 2020

PRINCIPAL AMOUNT(a)		VALUE
Corporate Bonds 30.8%
Argentina 0.4%
$51,000	Pampa Energia SA, 7.38%, due 7/21/2023	$45,773	(b)
234,000	Rio Energy SA/UGEN SA/UENSA SA, 6.88%, due 2/1/2025	156,195	(c)
	YPF SA
92,000	8.50%, due 3/23/2025	77,050	(c)
282,000	8.50%, due 7/28/2025	229,830	(b)
		508,848
Azerbaijan 1.5%
	Southern Gas Corridor CJSC
200,000	6.88%, due 3/24/2026	235,300	(b)
1,600,000	6.88%, due 3/24/2026	1,882,400	(b)(d)
		2,117,700
Bahrain 0.2%
219,000	Oil & Gas Holding Co., 7.63%, due 11/7/2024	238,984	(c)
Brazil 1.9%
200,000	Banco do Brasil SA, 9.00%, due 6/18/2024	216,200	(b)(e)(f)
200,000	Braskem Netherlands Finance BV, 8.50%, due 1/23/2081	202,012	(c)(f)
200,000	BRF SA, 4.88%, due 1/24/2030	199,940	(c)
200,000	Cosan Ltd., 5.50%, due 9/20/2029	206,500	(c)
327,000	CSN Resources SA, 7.63%, due 4/17/2026	323,141	(c)(d)
268,000	GUSAP III L.P., 4.25%, due 1/21/2030	272,602	(c)
276,000	MARB BondCo PLC, 6.88%, due 1/19/2025	288,420	(c)(d)
250,000	Minerva Luxembourg SA, 6.50%, due 9/20/2026	262,127	(b)
305,219	MV24 Capital BV, 6.75%, due 6/1/2034	304,456	(c)(d)
	Petrobras Global Finance BV
85,000	6.25%, due 3/17/2024	93,045
38,000	5.09%, due 1/15/2030	39,140	(c)
40,000	6.90%, due 3/19/2049	44,520
213,000	Suzano Austria GmbH, 5.00%, due 1/15/2030	222,053
56,000	Vale Overseas Ltd., 3.75%, due 7/8/2030	60,114
		2,734,270
Chile 1.2%
200,000	AES Gener SA, 7.13%, due 3/26/2079	203,402	(c)(f)
250,000	Celulosa Arauco y Constitucion SA, 4.20%, due 1/29/2030	261,875	(b)
	Codelco, Inc.
238,000	3.00%, due 9/30/2029	253,511	(c)
260,000	3.15%, due 1/14/2030	279,191	(c)(d)
204,000	4.38%, due 2/5/2049	251,241	(c)
200,000	Kenbourne Invest SA, 6.88%, due 11/26/2024	204,124	(b)
200,000	VTR Finance NV, 6.38%, due 7/15/2028	213,104	(c)
		1,666,448
China 3.8%
212,000	Alibaba Group Holding Ltd., 4.20%, due 12/6/2047	281,873	(d)
200,000	CCCI Treasure Ltd., 3.43%, due 11/21/2024	199,400	(b)(e)(f)
200,000	Champion Sincerity Holdings Ltd., 8.13%, due 2/8/2022	206,881	(b)(e)(f)
	China Minmetals Corp.
210,000	4.45%, due 5/13/2021	211,858	(b)(e)(f)
616,000	3.75%, due 11/13/2022	628,602	(b)(d)(e)(f)
200,000	China Overseas Finance Cayman VI Ltd., 5.95%, due 5/8/2024	230,356	(b)
400,000	CNAC HK Finbridge Co. Ltd., 3.38%, due 6/19/2024	421,592	(b)(d)
200,000	CNOOC Finance 2015 USA LLC, 3.50%, due 5/5/2025	219,568
201,000	Dianjian Int'l Finance Ltd., 4.60%, due 3/13/2023	205,637	(b)(e)(f)
200,000	Easy Tactic Ltd., 8.13%, due 2/27/2023	184,823	(b)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
	$200,000	Greenland Global Investment Ltd., 6.75%, due 6/25/2022	$200,496	(b)
	250,000	Huarong Finance 2019 Co. Ltd., 4.50%, due 5/29/2029	284,292	(b)(d)
	300,000	Kaisa Group Holdings Ltd., 9.38%, due 6/30/2024	275,240	(b)
	200,000	Minmetals Bounteous Finance BVI Ltd., 3.38%, due 9/3/2024	200,700	(b)(e)(f)
	20,000	Nexen, Inc., 5.88%, due 3/10/2035	28,861
	200,000	Prosus NV, 3.68%, due 1/21/2030	214,241	(c)
	200,000	Proven Honour Capital Ltd., 4.13%, due 5/19/2025	210,054	(b)
	200,000	Scenery Journey Ltd., 13.00%, due 11/6/2022	199,492	(b)
	207,000	Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, due 7/13/2030	212,927	(b)
		Sunac China Holdings Ltd	.
	250,000	8.35%, due 4/19/2023	260,013	(b)(d)
	218,000	7.00%, due 7/9/2025	216,022	(b)
	200,000	Tencent Holdings Ltd., 3.60%, due 1/19/2028	225,307	(b)
			5,318,235
Colombia 1.7%
	200,000	Bancolombia SA, 4.63%, due 12/18/2029	190,000	(f)
		Ecopetrol SA
	300,000	7.38%, due 9/18/2043	387,750
	200,000	5.88%, due 5/28/2045	228,780
		Empresas Publicas de Medellin ESP
COP	807,000,000	7.63%, due 9/10/2024	227,183	(c)
COP	1,600,000,000	8.38%, due 11/8/2027	443,748	(c)(d)
COP	437,000,000	Financiera de Desarrollo Territorial SA Findeter, 7.88%, due 8/12/2024	125,715	(c)
	$200,000	Grupo Aval Ltd., 4.38%, due 2/4/2030	191,700	(c)
	300,000	Millicom Int'l Cellular SA, 6.25%, due 3/25/2029	330,225	(b)(d)
	200,000	Oleoducto Central SA, 4.00%, due 7/14/2027	206,900	(c)
			2,332,001
Ghana 0.1%
	200,000	Kosmos Energy Ltd., 7.13%, due 4/4/2026	178,064	(c)
Guatemala 0.2%
	250,000	Central American Bottling Corp., 5.75%, due 1/31/2027	261,875	(c)
Hong Kong 0.5%
	309,000	Celestial Miles Ltd., 5.75%, due 1/31/2024	319,609	(b)(d)(e)(f)
	200,000	Melco Resorts Finance Ltd., 5.63%, due 7/17/2027	203,936	(b)
	200,000	NWD MTN Ltd., 4.13%, due 7/18/2029	202,044	(b)
			725,589
India 1.3%
	200,000	Adani Electricity Mumbai Ltd., 3.95%, due 2/12/2030	197,531	(c)
	200,000	Adani Ports & Special Economic Zone Ltd., 4.20%, due 8/4/2027	200,545	(c)(g)
	200,000	Greenko Dutch BV, 5.25%, due 7/24/2024	203,580	(b)
	200,000	JSW Steel Ltd., 5.95%, due 4/18/2024	200,764	(b)
	200,000	Network i2i Ltd., 5.65%, due 1/15/2025	197,250	(b)(e)(f)
	200,000	Oil India Ltd., 5.13%, due 2/4/2029	214,689	(b)
	208,000	REC Ltd., 3.50%, due 12/12/2024	210,703	(b)
	250,000	Reliance Industries Ltd., 3.67%, due 11/30/2027	275,223	(b)
	200,000	Vedanta Resources PLC, 6.38%, due 7/30/2022	143,000	(b)
			1,843,285
Indonesia 0.8%
	200,000	Medco Oak Tree Pte Ltd., 7.38%, due 5/14/2026	197,147	(b)
	229,000	Pertamina Persero PT, 6.45%, due 5/30/2044	315,564	(b)(d)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
		Perusahaan Listrik Negara PT
EUR	200,000	1.88%, due 11/5/2031	$226,280	(c)
	$200,000	6.15%, due 5/21/2048	270,000	(c)(d)
	200,000	Saka Energi Indonesia PT, 4.45%, due 5/5/2024	189,100	(b)
			1,198,091
Israel 1.0%
	400,000	Altice Financing SA, 7.50%, due 5/15/2026	430,100	(b)(d)
	312,000	Bank Leumi Le-Israel BM, 3.28%, due 1/29/2031	309,276	(b)(d)(f)
		Teva Pharmaceutical Finance Netherlands III BV
	400,000	7.13%, due 1/31/2025	439,000	(c)
	250,000	3.15%, due 10/1/2026	228,053
			1,406,429
Kazakhstan 0.9%
		KazMunayGas National Co. JSC
	560,000	5.75%, due 4/19/2047	697,200	(b)(d)
	225,000	6.38%, due 10/24/2048	300,375	(c)(d)
	200,000	Tengizchevroil Finance Co. International Ltd., 3.25%, due 8/15/2030	202,802	(c)
			1,200,377
Korea 0.6%
	316,000	Hanwha Life Insurance Co. Ltd., 4.70%, due 4/23/2023	323,517	(c)(d)(e)(f)
	200,000	Hyundai Capital America, 2.75%, due 9/27/2026	203,649	(b)
	250,000	Shinhan Bank Co. Ltd., 4.50%, due 3/26/2028	285,189	(b)(d)
			812,355
Kuwait 0.4%
	200,000	MEGlobal Canada ULC, 5.00%, due 5/18/2025	218,519	(c)
	200,000	NBK Tier 1 Financing 2 Ltd., 4.50%, due 11/27/2025	191,750	(c)(e)(f)
	200,000	NBK Tier 1 Financing Ltd., 5.75%, due 4/9/2021	199,576	(b)(e)(f)
			609,845
Macau 0.3%
	200,000	Sands China Ltd., 5.40%, due 8/8/2028	223,316
	200,000	Studio City Finance Ltd., 7.25%, due 2/11/2024	212,948	(b)
			436,264
Malaysia 0.4%
	200,000	Petronas Capital Ltd., 4.55%, due 4/21/2050	273,889	(c)
	200,000	TNB Global Ventures Capital Bhd, 4.85%, due 11/1/2028	237,808	(b)
			511,697
Mexico 4.4%
	275,000	America Movil SAB de CV, 3.63%, due 4/22/2029	312,999	(d)
	200,000	Banco Mercantil del Norte SA, 7.63%, due 1/10/2028	190,500	(b)(e)(f)
	150,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, due 4/17/2025	166,282	(c)
	200,000	Braskem Idesa SA, 7.45%, due 11/15/2029	176,000	(b)
	200,000	Cemex SAB de CV, 7.38%, due 6/5/2027	213,222	(c)
MXN	6,480,000	Comision Federal de Electricidad, Ser. 14-2, 7.35%, due 11/25/2025	280,866
		Industrias Penoles SAB de CV
	$209,000	5.65%, due 9/12/2049	243,518	(c)
	200,000	4.75%, due 8/6/2050	208,000	(c)(g)
	200,000	Mexichem SAB de CV, 5.88%, due 9/17/2044	232,000	(b)
	258,000	Minera Mexico SA de CV, 4.50%, due 1/26/2050	280,939	(c)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
		Petroleos Mexicanos
MXN	13,180,000	7.19%, due 9/12/2024	$513,857	(b)
	$41,000	6.88%, due 8/4/2026	40,808
MXN	41,442,700	Ser. 14-2, 7.47%, due 11/12/2026	1,475,774
	$79,000	6.84%, due 1/23/2030	73,470	(c)
	400,000	6.84%, due 1/23/2030	372,000	(b)(d)
	100,000	5.95%, due 1/28/2031	86,000	(c)
	410,000	5.95%, due 1/28/2031	352,600	(b)
	249,000	6.35%, due 2/12/2048	196,075
	604,000	7.69%, due 1/23/2050	531,097	(c)(d)
	69,000	6.95%, due 1/28/2060	57,011	(c)
	200,000	Sigma Alimentos SA de CV, 4.13%, due 5/2/2026	213,210	(b)
			6,216,228
Nigeria 0.1%
	200,000	IHS Netherlands Holdco BV, 8.00%, due 9/18/2027	203,500	(c)
Oman 0.2%
	242,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	236,992	(c)
Panama 0.3%
	200,000	C&W Senior Financing Designated Activity Co., 6.88%, due 9/15/2027	213,758	(c)
	206,000	Cable Onda SA, 4.50%, due 1/30/2030	216,273	(c)
			430,031
Paraguay 0.2%
	200,000	Telefonica Celular del Paraguay SA, 5.88%, due 4/15/2027	211,642	(c)
Peru 1.0%
	200,000	Banco de Credito del Peru, 3.13%, due 7/1/2030	198,400	(c)(f)
PEN	843,000	Fondo MIVIVIENDA SA, 7.00%, due 2/14/2024	267,165	(c)
	$205,000	Inkia Energy Ltd., 5.88%, due 11/9/2027	208,751	(c)
	200,000	Nexa Resources SA, 6.50%, due 1/18/2028	216,704	(c)
	250,000	Southern Copper Corp., 6.75%, due 4/16/2040	367,431
	165,000	Volcan Cia Minera SAA, 5.38%, due 2/2/2022	159,431	(b)
			1,417,882
Qatar 0.1%
	100,000	Nakilat, Inc., 6.07%, due 12/31/2033	127,000	(b)
Russia 1.6%
	280,000	Gazprom PJSC Via Gaz Finance PLC, 3.25%, due 2/25/2030	281,913	(c)(d)
		GTLK Europe Capital DAC
	273,000	4.95%, due 2/18/2026	280,115	(b)(d)
	200,000	4.65%, due 3/10/2027	200,300	(b)
	200,000	GTLK Europe DAC, 5.95%, due 7/19/2021	205,295	(b)
	250,000	Lukoil Securities BV, 3.88%, due 5/6/2030	264,797	(c)
	200,000	Petropavlovsk 2016 Ltd., 8.13%, due 11/14/2022	209,811	(b)
	205,000	SCF Capital Ltd., 5.38%, due 6/16/2023	219,568	(c)
	239,000	Veon Holdings BV, 4.00%, due 4/9/2025	249,318	(c)
	300,000	Vnesheconombank Via VEB Finance PLC, 6.80%, due 11/22/2025	357,894	(b)(d)
			2,269,011
Saudi Arabia 0.8%
	300,000	Samba Funding Ltd., 2.75%, due 10/2/2024	309,641	(b)(d)
		Saudi Arabian Oil Co.
	300,000	4.25%, due 4/16/2039	360,370	(b)(d)
	200,000	4.38%, due 4/16/2049	250,916	(b)
	200,000	Saudi Electricity Global Sukuk Co. 4, 4.22%, due 1/27/2024	216,559	(b)
			1,137,486

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
Singapore 0.5%
	$200,000	DBS Group Holdings Ltd., 4.52%, due 12/11/2028	$217,494	(c)(f)
	200,000	Oversea-Chinese Banking Corp. Ltd., 4.25%, due 6/19/2024	219,665	(b)
	200,000	Parkway Pantai Ltd., 4.25%, due 7/27/2022	200,000	(b)(e)(f)
			637,159
South Africa 0.6%
	206,000	Eskom Holdings SOC Ltd., 6.35%, due 8/10/2028	207,339	(c)
	250,000	Gold Fields Orogen Holdings BVI Ltd., 6.13%, due 5/15/2029	292,500	(b)(d)
	400,000	SASOL Financing USA LLC, 5.88%, due 3/27/2024	374,000
			873,839
Supranational 0.4%
	200,000	African Export-Import Bank, 3.99%, due 9/21/2029	202,700	(b)
		Banque Ouest Africaine de Developpement
	205,000	5.00%, due 7/27/2027	215,002	(c)
	200,000	4.70%, due 10/22/2031	203,000	(c)
			620,702
Thailand 0.3%
	200,000	Bangkok Bank PCL, 3.73%, due 9/25/2034	200,357	(b)(f)
	240,000	PTTEP Treasury Center Co. Ltd., 3.90%, due 12/6/2059	276,459	(c)(d)
			476,816
Turkey 1.1%
		Akbank TAS
	200,000	5.13%, due 3/31/2025	184,872	(c)
	200,000	6.80%, due 2/6/2026	196,130	(c)
	200,000	QNB Finansbank AS, 6.88%, due 9/7/2024	202,558	(b)
		SISECAM
	200,000	6.95%, due 3/14/2026	203,938	(b)
	200,000	6.95%, due 3/14/2026	203,980	(c)
	200,000	Turkcell Iletisim Hizmetleri AS, 5.80%, due 4/11/2028	195,344	(c)
	200,000	Turkiye Garanti Bankasi AS, 5.88%, due 3/16/2023	196,912	(b)
	200,000	Yapi ve Kredi Bankasi AS, 5.85%, due 6/21/2024	190,527	(c)
			1,574,261
Ukraine 0.4%
EUR	260,000	NAK Naftogaz Ukraine via Kondor Finance PLC, 7.13%, due 7/19/2024	298,610	(b)(d)
	$200,000	VF Ukraine PAT via VFU Funding PLC, 6.20%, due 2/11/2025	196,500	(c)
			495,110
United Arab Emirates 1.0%
	200,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	250,219	(b)
	200,000	ADCB Finance Cayman Ltd., 4.00%, due 3/29/2023	210,940	(c)
	300,000	DP World Crescent Ltd., 3.88%, due 7/18/2029	312,439	(b)(d)
	200,000	DP World Ltd., 6.85%, due 7/2/2037	266,000	(b)
	200,000	Emirates NBD PJSC, 6.13%, due 3/20/2025	200,040	(b)(e)(f)
	200,000	MDGH-GMTN BV, 3.70%, due 11/7/2049	234,000	(c)
			1,473,638
United States 0.5%
	200,000	JBS Investments II GmbH, 7.00%, due 1/15/2026	215,000	(b)
IDR	8,100,000,000	JPMorgan Chase Bank N.A., 7.00%, due 9/18/2030	545,688	(b)(d)
			760,688

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
Venezuela 0.1%
		Petroleos de Venezuela SA
	$1,347,609	6.00%, due 5/16/2024	$33,690	(b)(h)
	1,631,452	6.00%, due 11/15/2026	40,787	(b)(h)
	784,800	5.38%, due 4/12/2027	19,620	(b)(h)
	650,000	5.38%, due 4/12/2027	16,250	(b)(h)
			110,347

	Total Corporate Bonds (Cost $44,133,678)		43,372,689

Foreign Government Securities 62.3%
Albania 0.1%
EUR	101,000	Republic of Albania, 3.50%, due 10/9/2025	121,852	(b)
Angola 0.6%
		Angolan Government International Bond
	$400,000	8.00%, due 11/26/2029	333,033	(b)
	458,000	9.38%, due 5/8/2048	375,408	(b)
	200,000	9.13%, due 11/26/2049	163,584	(b)
			872,025
Argentina 1.4%
		Argentine Republic Government International Bond
EUR	632,000	5.25%, due 1/15/2028	291,235	(b)(h)
EUR	641,161	7.82%, due 12/31/2033	355,574	(h)
EUR	255,953	3.38%, due 12/31/2038	119,183	(h)
EUR	1,564,047	3.38%, due 12/31/2038	729,026	(d)(h)
	$300,000	6.88%, due 1/11/2048	124,500	(h)
	536,000	Bonos de la Nacion Argentina en Moneda Dua, 4.50%, due 9/30/2020	251,920	(h)
EUR	130,000	Provincia de Buenos Aires, 5.38%, due 1/20/2023	61,252	(b)
			1,932,690
Azerbaijan 0.4%
		State Oil Co. of the Azerbaijan Republic
	$200,000	6.95%, due 3/18/2030	240,049	(b)
	310,000	6.95%, due 3/18/2030	372,077	(b)(d)
			612,126
Belarus 0.1%
	200,000	Republic of Belarus Ministry of Finance, 6.38%, due 2/24/2031	192,464	(b)
Belize 0.1%
	311,000	Belize Government International Bond, 4.94%, due 2/20/2034	132,175	(b)
Bermuda 0.4%
	490,000	Bermuda Government International Bond, 4.75%, due 2/15/2029	576,485	(b)
Brazil 0.8%
	480,000	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/2028	490,800	(b)(d)
		Brazilian Government International Bond
	190,000	5.63%, due 1/7/2041	215,605
	470,000	5.00%, due 1/27/2045	498,087
			1,204,492

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
Chile 0.9%
		Bonos de la Tesoreria de la Republica en pesos
CLP	310,000,000	4.70%, due 9/1/2030	$497,844	(b)
CLP	190,000,000	5.00%, due 3/1/2035	318,783
CLP	215,000,000	6.00%, due 1/1/2043	424,854
CLP	30,000,000	5.10%, due 7/15/2050	54,744
			1,296,225
China 2.6%
CNY	3,600,000	China Development Bank, 3.09%, due 6/18/2030	500,538
		China Government Bond
CNY	6,000,000	3.19%, due 4/11/2024	875,871	(d)
CNY	5,300,000	1.99%, due 4/9/2025	736,953	(i)
CNY	2,900,000	3.12%, due 12/5/2026	419,499
CNY	2,500,000	2.85%, due 6/4/2027	355,431	(i)
CNY	2,500,000	3.13%, due 11/21/2029	360,431
CNY	2,500,000	2.68%, due 5/21/2030	349,754
CNY	250,000	3.39%, due 3/16/2050	33,849
			3,632,326
Colombia 4.2%
		Colombia Government International Bond
COP	423,000,000	4.38%, due 3/21/2023	114,333
	$400,000	3.00%, due 1/30/2030	411,600
	310,000	5.63%, due 2/26/2044	404,863
	230,000	5.00%, due 6/15/2045	283,475
		Colombian TES
COP	2,359,500,000	Ser. B, 6.25%, due 11/26/2025	696,114	(d)
COP	2,335,900,000	Ser. B, 5.75%, due 11/3/2027	649,738
COP	4,866,700,000	Ser. B, 6.00%, due 4/28/2028	1,364,846	(d)
COP	619,791,964	2.25%, due 4/18/2029	160,454
COP	1,372,000,000	Ser. B, 7.75%, due 9/18/2030	417,619	(d)
COP	5,234,200,000	Ser. B, 7.00%, due 6/30/2032	1,469,768
COP	90,800,000	Ser. B, 7.25%, due 10/18/2034	25,729
			5,998,539
Costa Rica 0.6%
		Costa Rica Government International Bond
	$200,000	6.13%, due 2/19/2031	181,320	(b)
	720,000	7.00%, due 4/4/2044	640,080	(b)
			821,400
Cote D'Ivoire 0.7%
		Ivory Coast Government International Bond
EUR	215,000	5.88%, due 10/17/2031	234,885	(b)
EUR	207,000	6.88%, due 10/17/2040	225,784	(b)
EUR	490,000	6.63%, due 3/22/2048	510,603	(b)
			971,272
Croatia 0.2%
		Croatia Government International Bond
EUR	110,000	1.13%, due 6/19/2029	132,776	(b)
EUR	112,000	1.50%, due 6/17/2031	137,018	(b)
			269,794

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
Czech Republic 2.6%
		Czech Republic Government Bond
CZK	9,890,000	2.40%, due 9/17/2025	$483,603	(b)(d)
CZK	4,060,000	1.00%, due 6/26/2026	185,060	(b)
CZK	29,730,000	2.75%, due 7/23/2029	1,555,523	(d)
CZK	28,580,000	0.95%, due 5/15/2030	1,287,252	(b)(d)
CZK	2,500,000	2.00%, due 10/13/2033	126,039
			3,637,477
Dominican Republic 0.8%
DOP	4,900,000	Dominican Republic Bond, 11.25%, due 2/5/2027	89,325	(b)
		Dominican Republic International Bond
DOP	14,500,000	8.90%, due 2/15/2023	241,976	(c)
	$100,000	6.85%, due 1/27/2045	105,750	(b)
	150,000	6.40%, due 6/5/2049	151,500	(b)
	510,000	5.88%, due 1/30/2060	487,050	(b)
			1,075,601
Ecuador 0.5%
		Ecuador Government International Bond
	300,000	7.95%, due 6/20/2024	165,375	(b)(h)
	200,000	8.88%, due 10/23/2027	101,500	(b)
	720,000	7.88%, due 1/23/2028	360,000	(b)(h)
	200,000	9.50%, due 3/27/2030	103,500	(b)(h)
			730,375
Egypt 1.0%
		Egypt Government International Bond
EUR	351,000	6.38%, due 4/11/2031	382,554	(b)
	$600,000	8.50%, due 1/31/2047	591,480	(b)
	200,000	8.70%, due 3/1/2049	197,829	(b)
	200,000	8.70%, due 3/1/2049	197,842	(b)
			1,369,705
El Salvador 0.3%
		El Salvador Government International Bond
	150,000	7.75%, due 1/24/2023	147,000	(b)
	152,000	7.12%, due 1/20/2050	126,008	(b)
	150,000	9.50%, due 7/15/2052	152,625	(b)
			425,633
Gabon 0.1%
	205,000	Gabon Government International Bond, 6.63%, due 2/6/2031	194,572	(b)
Ghana 0.6%
GHS	556	Ghana Government Bond, 24.75%, due 7/19/2021	104
		Ghana Government International Bond
	$400,000	10.75%, due 10/14/2030	478,677	(b)
	200,000	7.88%, due 2/11/2035	177,080	(b)
	205,000	8.75%, due 3/11/2061	181,169	(b)
			837,030
Hungary 1.1%
		Hungary Government Bond
HUF	159,870,000	3.00%, due 10/27/2027	596,240	(d)
HUF	200,110,000	6.75%, due 10/22/2028	938,395
EUR	47,000	Hungary Government International Bond, 1.75%, due 6/5/2035	58,054	(b)
			1,592,689

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
Indonesia 5.3%
		Indonesia Government International Bond
EUR	200,000	1.40%, due 10/30/2031	$227,501
	$110,000	8.50%, due 10/12/2035	179,403	(b)
	370,000	5.13%, due 1/15/2045	484,767	(b)
		Indonesia Treasury Bond
IDR	2,732,000,000	7.00%, due 5/15/2022	193,860
IDR	10,400,000,000	8.38%, due 3/15/2024	772,747
IDR	264,000,000	8.13%, due 5/15/2024	19,473
IDR	12,000,000,000	6.50%, due 6/15/2025	841,221	(d)
IDR	10,300,000,000	7.00%, due 5/15/2027	720,285
IDR	3,304,000,000	6.13%, due 5/15/2028	217,293
IDR	5,175,000,000	9.00%, due 3/15/2029	400,104
IDR	12,500,000,000	7.00%, due 9/15/2030	867,294
IDR	5,204,000,000	8.75%, due 5/15/2031	397,584
IDR	3,500,000,000	7.50%, due 8/15/2032	243,310
IDR	7,677,000,000	6.63%, due 5/15/2033	497,508
IDR	2,344,000,000	8.38%, due 3/15/2034	174,050
IDR	4,500,000,000	7.50%, due 6/15/2035	314,445
IDR	3,683,000,000	8.25%, due 5/15/2036	270,579
IDR	1,205,000,000	7.50%, due 5/15/2038	83,018
IDR	520,000,000	8.38%, due 4/15/2039	38,801
IDR	8,150,000,000	7.50%, due 4/15/2040	563,801
			7,507,044
Lebanon 0.2%
		Lebanon Government International Bond
	$469,000	6.60%, due 11/27/2026	75,040	(b)(h)
	121,000	6.85%, due 5/25/2029	19,360	(h)
	33,000	6.65%, due 2/26/2030	5,283	(b)(h)
	840,000	8.25%, due 5/17/2034	129,108	(h)
			228,791
Malaysia 4.6%
	1,000,000	1MDB Global Investments Ltd., 4.40%, due 3/9/2023	981,756	(b)(d)
		Malaysia Government Bond
MYR	400,000	4.05%, due 9/30/2021	96,791
MYR	1,500,000	3.76%, due 4/20/2023	370,449
MYR	2,500,000	3.80%, due 8/17/2023	620,980
MYR	800,000	3.48%, due 6/14/2024	198,773
MYR	700,000	4.18%, due 7/15/2024	178,410
MYR	1,800,000	4.06%, due 9/30/2024	457,949
MYR	2,800,000	3.96%, due 9/15/2025	718,509
MYR	700,000	3.91%, due 7/15/2026	180,686
MYR	250,000	3.50%, due 5/31/2027	63,569
MYR	1,700,000	3.90%, due 11/16/2027	443,406
MYR	1,150,000	3.73%, due 6/15/2028	296,992
MYR	2,750,000	3.89%, due 8/15/2029	717,226
MYR	435,000	4.23%, due 6/30/2031	116,783
MYR	300,000	4.64%, due 11/7/2033	83,133
MYR	1,545,000	3.83%, due 7/5/2034	399,414
MYR	200,000	3.76%, due 5/22/2040	51,072
MYR	350,000	4.94%, due 9/30/2043	98,600
MYR	450,000	4.07%, due 6/15/2050	115,947
		Malaysia Government Investment Issue
MYR	400,000	4.07%, due 9/30/2026	104,135
MYR	500,000	4.37%, due 10/31/2028	134,336
			6,428,916

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
Mexico 2.9%
		Mexican Bonos
MXN	14,150,800	Ser. M20, 7.50%, due 6/3/2027	$711,444
MXN	4,940,000	Ser. M20, 8.50%, due 5/31/2029	264,931
MXN	15,250,000	Ser. M20, 8.50%, due 5/31/2029	817,854
MXN	13,290,000	Ser. M, 7.75%, due 5/29/2031	683,538
MXN	6,130,000	Ser. M30, 8.50%, due 11/18/2038	332,444
MXN	13,520,000	Ser. M, 7.75%, due 11/13/2042	677,002
	$480,000	Mexico Government International Bond, 5.75%, due 10/12/2110	574,800
			4,062,013
Mongolia 0.5%
	200,000	Development Bank of Mongolia LLC, 7.25%, due 10/23/2023	202,006	(c)
		Mongolia Government International Bond
	300,000	5.63%, due 5/1/2023	304,504	(b)
	200,000	8.75%, due 3/9/2024	219,782	(b)
	42,000	8.75%, due 3/9/2024	46,160	(b)
			772,452
Morocco 0.1%
EUR	131,000	Morocco Government International Bond, 1.50%, due 11/27/2031	147,651	(b)
Nigeria 0.3%
	$380,000	Nigeria Government International Bond, 9.25%, due 1/21/2049	391,685	(b)
Oman 0.4%
		Oman Government International Bond
	415,000	6.75%, due 1/17/2048	367,420	(b)
	200,000	6.75%, due 1/17/2048	177,015	(b)
			544,435
Paraguay 0.6%
		Paraguay Government International Bond
	205,000	4.95%, due 4/28/2031	238,825	(b)
	430,000	6.10%, due 8/11/2044	579,425	(b)
			818,250
Peru 2.2%
		Peru Government Bond
PEN	258,000	5.94%, due 2/12/2029	87,581	(b)
PEN	1,347,000	6.15%, due 8/12/2032	452,336	(b)
PEN	1,660,000	5.40%, due 8/12/2034	512,303	(b)
PEN	207,000	5.35%, due 8/12/2040	60,845	(b)
		Peruvian Government International Bond
PEN	1,156,000	5.70%, due 8/12/2024	384,035	(b)
PEN	489,000	5.70%, due 8/12/2024	162,451	(c)
PEN	4,192,000	6.95%, due 8/12/2031	1,501,696	(b)
			3,161,247
Philippines 0.2%
PHP	12,000,000	Philippine Government International Bond, 3.90%, due 11/26/2022	247,963
Poland 3.0%
		Poland Government Bond
PLN	2,609,000	3.25%, due 7/25/2025	783,998
PLN	1,882,000	2.50%, due 7/25/2026	550,121
PLN	5,246,000	2.50%, due 7/25/2027	1,540,013	(d)
PLN	900,000	2.75%, due 4/25/2028	269,054
PLN	222,000	5.75%, due 4/25/2029	82,168
PLN	3,446,000	2.75%, due 10/25/2029	1,044,703
			4,270,057

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
Qatar 0.8%
		Qatar Government International Bond
	$213,000	5.10%, due 4/23/2048	$312,844	(b)
	546,000	4.82%, due 3/14/2049	779,465	(b)
			1,092,309
Romania 1.1%
		Romania Government Bond
RON	510,000	5.85%, due 4/26/2023	131,655
RON	10,000	4.25%, due 6/28/2023	2,484
RON	875,000	4.40%, due 9/25/2023	218,809
		Romanian Government International Bond
	$202,000	3.00%, due 2/14/2031	205,558	(b)
EUR	218,000	2.00%, due 1/28/2032	244,917	(b)
EUR	94,000	3.88%, due 10/29/2035	122,511	(b)
	$100,000	6.13%, due 1/22/2044	136,500	(b)
EUR	382,000	3.38%, due 1/28/2050	459,992	(b)
			1,522,426
Russia 3.0%
		Russian Federal Bond - Obligatsyi Federal'novo Zaima
RUB	76,317,000	7.95%, due 10/7/2026	1,199,495	(d)
RUB	56,114,000	6.90%, due 5/23/2029	814,643
RUB	74,582,000	7.25%, due 5/10/2034	1,113,902	(d)
RUB	10,839,000	7.70%, due 3/16/2039	170,388
		Russian Foreign Bond - Eurobond
	$800,000	4.38%, due 3/21/2029	917,000	(b)
	12,403	7.50%, due 3/31/2030	14,311	(b)
			4,229,739
Saudi Arabia 0.4%
	440,000	Saudi Government International Bond, 3.75%, due 1/21/2055	506,814	(b)
Senegal 0.1%
	200,000	Senegal Government International Bond, 6.75%, due 3/13/2048	190,008	(b)
Serbia 0.5%
EUR	575,000	Serbia International Bond, 1.50%, due 6/26/2029	646,661	(b)
South Africa 4.1%
		Republic of South Africa Government Bond
ZAR	12,273,118	10.50%, due 12/21/2026	821,221
ZAR	13,304,267	8.00%, due 1/31/2030	718,370
ZAR	9,337,453	8.88%, due 2/28/2035	467,009
ZAR	12,878,047	8.50%, due 1/31/2037	602,581
ZAR	4,016,030	9.00%, due 1/31/2040	191,246
ZAR	27,722,052	8.75%, due 1/31/2044	1,259,701
ZAR	30,207,116	8.75%, due 2/28/2048	1,365,119	(d)
		Republic of South Africa Government International Bond
	$273,000	5.65%, due 9/27/2047	243,258
	200,000	5.75%, due 9/30/2049	177,644
			5,846,149
Sri Lanka 1.0%
		Sri Lanka Government International Bond
	844,000	6.75%, due 4/18/2028	616,120	(b)
	203,000	7.85%, due 3/14/2029	152,137	(b)
	790,000	7.55%, due 3/28/2030	580,651	(b)
			1,348,908

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
Thailand 3.6%
		Thailand Government Bond
THB	15,000,000	2.40%, due 12/17/2023	$509,799	(d)
THB	7,500,000	1.45%, due 12/17/2024	247,880
THB	2,457,000	3.85%, due 12/12/2025	91,128
THB	26,500,000	2.13%, due 12/17/2026	910,956
THB	231,000	2.88%, due 12/17/2028	8,401
THB	12,400,000	4.88%, due 6/22/2029	518,475
THB	12,200,000	1.60%, due 12/17/2029	404,326
THB	21,500,000	3.65%, due 6/20/2031	847,423	(d)
THB	2,000,000	3.78%, due 6/25/2032	80,597
THB	8,000,000	1.60%, due 6/17/2035	259,217
THB	11,350,000	3.40%, due 6/17/2036	452,064
THB	19,450,000	3.30%, due 6/17/2038	765,575
THB	1,248,000	2.88%, due 6/17/2046	46,645
			5,142,486
Tunisia 0.3%
		Banque Centrale de Tunisie International Bond
EUR	310,000	5.63%, due 2/17/2024	332,906	(b)
EUR	104,000	6.38%, due 7/15/2026	109,561	(b)
			442,467
Turkey 3.7%
		Turkey Government Bond
TRY	6,608,000	11.00%, due 3/2/2022	938,448	(d)
TRY	16,073,495	10.70%, due 8/17/2022	2,256,498	(d)
TRY	1,335,677	8.50%, due 9/14/2022	181,087
TRY	3,704,119	12.20%, due 1/18/2023	533,652	(d)
		Turkey Government International Bond
	$514,000	5.60%, due 11/14/2024	489,045
	241,000	6.00%, due 1/14/2041	200,633
		Turkiye Ihracat Kredi Bankasi AS
	200,000	5.38%, due 10/24/2023	188,980	(c)
	200,000	8.25%, due 1/24/2024	203,600	(c)
	200,000	6.13%, due 5/3/2024	190,248	(c)
			5,182,191
Ukraine 2.5%
		Ukraine Government International Bond
UAH	17,500,000	15.70%, due 1/20/2021	649,116	(c)
	$1,777,000	9.75%, due 11/1/2028	1,981,912	(b)(d)
	200,000	7.38%, due 9/25/2032	196,239	(b)
	200,000	7.25%, due 3/15/2033	190,728	(b)
	286,000	0.00%, due 5/31/2040	250,822	(c)(j)
	170,000	0.00%, due 5/31/2040	149,090	(b)(j)
	103,333	Ukreximbank Via Biz Finance PLC, 9.63%, due 4/27/2022	106,020	(c)
			3,523,927
United Arab Emirates 0.3%
	200,000	Abu Dhabi Government International Bond, 3.88%, due 4/16/2050	253,563	(b)
	200,000	Finance Department Government of Sharjah, 4.00%, due 7/28/2050	210,132	(b)
			463,695
Uruguay 0.3%
		Uruguay Government International Bond
UYU	13,601,000	9.88%, due 6/20/2022	325,325	(b)
UYU	2,488,000	8.50%, due 3/15/2028	57,292	(b)
			382,617

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
Uzbekistan 0.2%
$200,000	Republic of Uzbekistan Bond, 5.38%, due 2/20/2029	$226,160	(b)
Venezuela 0.0%(k)
916,200	Venezuela Government International Bond, 8.25%, due 10/13/2024	62,760	(b)(h)

	Total Foreign Government Securities (Cost $89,031,980)	87,886,768

NUMBER OF SHARES
Short-Term Investments 4.2%
Investment Companies 4.2%
5,968,377	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.09%(l) (Cost $5,968,377)	5,968,377	(d)
	Total Investments 97.3% (Cost $139,134,035)	137,227,834
	Other Assets Less Liabilities 2.7%	3,826,034	(m)
	Net Assets 100.0%	$141,053,868

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2020 amounted to $51,828,571, which represents 36.7% of net assets of the Fund.
(c)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2020, these securities amounted to $17,977,649, which represents 12.7% of net assets of the Fund.
(d)	All or a portion of this security is segregated in connection with obligations for when-issued securities, delayed delivery securities, futures, forward foreign currency contracts and/or swaps with a total value of $41,769,966.
(e)	Perpetual Bond Security. The rate reflected was the rate in effect on July 31, 2020. The maturity date reflects the next call date.
(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	When-issued security. Total value of all such securities at July 31, 2020 amounted to $408,545, which represents 0.3% of net assets of the Fund.
(h)	Defaulted security.
(i)	All or a portion of this security was purchased on a delayed delivery basis.
(j)	Currently a zero coupon security; will convert to variable in 2021 where it will be linked to the IMF Ukraine GDP Index.
(k)	Represents less than 0.05% of net assets of the Fund.
(l)	Represents 7-day effective yield as of July 31, 2020.
(m)	Includes the impact of the Fund's open positions in derivatives at July 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Foreign Government*	$86,129,631	61.1%
Oil & Gas	10,585,811	7.5%
Banks	6,642,317	4.7%
Mining	3,105,977	2.2%
Electric	2,765,240	2.0%
Pipelines	2,574,819	1.8%
Telecommunications	2,558,206	1.8%
Real Estate	1,975,367	1.4%
Engineering & Construction	1,768,606	1.2%
Chemicals	1,624,123	1.2%
Food	1,170,197	0.8%
Diversified Financial Services	1,163,578	0.8%
Commercial Services	991,911	0.7%
Media	859,477	0.6%
Iron - Steel	856,621	0.6%
Internet	721,421	0.5%
Pharmaceuticals	667,053	0.5%
Lodging	640,200	0.5%
Multi-National	620,702	0.4%
Transportation	524,024	0.4%
Investment Companies	518,292	0.4%
Forest Products & Paper	483,928	0.3%
Housewares	407,918	0.3%
Energy - Alternate Sources	359,775	0.3%
Insurance	323,517	0.2%
Beverages	261,875	0.2%
Agriculture	215,000	0.2%
Building Materials	213,222	0.2%
Auto Manufacturers	203,649	0.1%
Healthcare - Services	200,000	0.1%
Gas	127,000	0.1%
Short-Term Investments and Other Assets-Net	9,794,411	6.9%
	$141,053,868	100.0%

*	Foreign Governments do not constitute an industry.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2020, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2020	9	U.S. Treasury Note, 10 Year	$1,260,703	$10,333
9/2020	9	U.S. Treasury Ultra Long Bond	2,049,188	69,421
Total Long Positions			$3,309,891	$79,754

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2020	17	Euro-Bund	$(3,554,867)	$(51,489)
9/2020	4	Euro-Buxl Bond, 30 Year	(1,059,402)	(45,281)
9/2020	14	U.S. Treasury Long Bond	(2,551,938)	(53,188)
9/2020	33	U.S. Treasury Note, 10 Year	(4,622,578)	(68,175)
Total Short Positions			$(11,788,785)	$(218,133)
Total Futures				$(138,379)

At July 31, 2020, the Fund had $686,580 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency contracts ("forward FX contracts")

At July 31, 2020, open forward FX contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
1,219,659	BRL	230,629	USD	CITI	8/4/2020	$3,178
9,185,423	BRL	1,719,087	USD	GSI	9/2/2020	39,482
1,411,865	BRL	263,211	USD	JPM	9/2/2020	7,093
13,515,516	BRL	2,560,159	USD	SCB	10/2/2020	25,197
3,223,020	USD	16,770,342	BRL	CITI	8/4/2020	8,186
234,401	USD	1,219,659	BRL	CITI	8/4/2020	595
1,881,637	USD	9,757,418	BRL	SSB	8/4/2020	11,164
239,277	USD	1,230,937	BRL	GSI	9/2/2020	3,612
157,955	USD	823,959	BRL	SCB	11/4/2020	475
87,917	USD	453,750	BRL	CITI	11/4/2020	1,194
79,491,106	CLP	103,590	USD	SCB	9/16/2020	1,454
264,823,811	CLP	329,916	USD	CITI	9/16/2020	20,037
204,104,136	CLP	259,427	USD	CITI	9/16/2020	10,288
253,904,250	CLP	326,880	USD	CITI	9/16/2020	8,643
276,637,131	CLP	359,619	USD	GSI	9/16/2020	5,945
131,970,477	CLP	174,334	USD	JPM	9/16/2020	60
5,679,624	CNH	788,567	USD	CITI	8/31/2020	22,568
4,248,173	CNH	590,121	USD	CITI	8/31/2020	16,581
4,371,838	CNH	616,671	USD	CITI	8/31/2020	7,693
1,129,907	USD	4,093,993,255	COP	SCB	9/16/2020	36,769
323,659	USD	1,211,595,337	COP	CITI	9/16/2020	151
7,972,491	CZK	338,123	USD	GSI	8/10/2020	19,707
7,655,029	CZK	290,332	EUR	CITI	8/10/2020	1,542
4,620,344	CZK	175,427	EUR	CITI	8/10/2020	705
15,311,811	CZK	579,093	EUR	GSI	8/10/2020	5,013
3,797,053	CZK	141,911	EUR	JPM	8/10/2020	3,239
30,293,139	CZK	1,136,087	EUR	MS	8/10/2020	21,228
290,150	EUR	331,154	USD	CITI	8/5/2020	10,635
288,545	EUR	330,642	USD	CITI	8/5/2020	9,257
173,331	EUR	198,148	USD	GSI	8/5/2020	6,032
1,136,803	EUR	1,278,306	USD	JPM	8/5/2020	60,819
512,246	EUR	578,187	USD	JPM	8/5/2020	25,226
290,117	EUR	325,428	USD	JPM	8/5/2020	16,323
261,413	EUR	293,661	USD	JPM	8/5/2020	14,277

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

289,143	EUR	326,471	USD	JPM	8/5/2020	14,132
225,515	EUR	253,192	USD	JPM	8/5/2020	12,460
287,987	EUR	329,611	USD	JPM	8/5/2020	9,631
174,452	EUR	196,625	USD	JPM	8/5/2020	8,875
1,084,983	EUR	1,192,183	USD	SCB	8/5/2020	85,900
72,432	EUR	81,751	USD	SSB	8/5/2020	3,572
3,138,153	EUR	3,683,355	USD	GSI	9/3/2020	15,572
360,853	EUR	423,659	USD	GSI	9/3/2020	1,677
602,911	EUR	710,642	USD	MS	9/3/2020	6
703,823	EUR	827,252	USD	SSB	10/5/2020	2,915
204,619,374	HUF	579,279	EUR	JPM	9/11/2020	16,757
27,594,761	HUF	79,427	EUR	GSI	9/22/2020	693
511,092,605	HUF	1,443,965	EUR	JPM	9/22/2020	44,842
901,364	USD	12,950,800,790	IDR	SCB	9/3/2020	25,519
211,462	USD	3,101,932,503	IDR	SCB	9/3/2020	1,682
87,108	USD	1,282,515,241	IDR	CITI	9/3/2020	374
181,041	USD	2,654,783,517	IDR	JPM	9/3/2020	1,501
25,304,512	INR	330,152	USD	CITI	8/26/2020	6,695
25,304,511	INR	331,384	USD	GSI	8/26/2020	5,463
25,542,047	INR	335,197	USD	SCB	9/3/2020	4,555
25,542,047	INR	335,044	USD	JPM	9/3/2020	4,709
50,117,391	INR	652,910	USD	SCB	9/18/2020	12,675
1,095,487,356	KRW	916,281	USD	SCB	9/24/2020	616
9,525,591	MXN	394,945	USD	CITI	8/6/2020	32,959
13,427,438	MXN	584,307	USD	GSI	8/6/2020	18,875
7,722,791	MXN	332,698	USD	GSI	8/6/2020	14,222
2,624,082	MXN	106,145	USD	GSI	8/6/2020	11,733
7,980,766	MXN	349,089	USD	GSI	8/6/2020	9,419
7,202,812	MXN	321,572	USD	HSBC	8/6/2020	1,990
14,889,606	MXN	660,732	USD	JPM	8/6/2020	8,133
13,355,144	MXN	593,163	USD	JPM	8/6/2020	6,772
5,196,493	MXN	230,653	USD	SSB	8/6/2020	2,782
15,869,854	MXN	703,909	USD	SSB	9/24/2020	4,547
1,708,094	USD	37,803,478	MXN	GSI	8/6/2020	9,900
342,006	USD	7,574,945	MXN	JPM	8/6/2020	1,727
201,330	USD	4,456,177	MXN	SSB	8/6/2020	1,151
247,191	USD	5,551,327	MXN	CITI	11/6/2020	652
80,369	USD	1,791,049	MXN	GSI	11/6/2020	827
693,362	USD	15,610,134	MXN	JPM	11/6/2020	103
2,873,047	MYR	672,719	USD	JPM	8/13/2020	5,834
1,478,789	MYR	347,517	USD	SCB	8/21/2020	1,714
1,405,461	MYR	328,932	USD	JPM	8/21/2020	2,982
2,498,211	MYR	581,223	USD	SCB	9/28/2020	8,135
896,141	MYR	210,253	USD	SCB	9/28/2020	1,157
1,087,622	USD	3,750,186	PEN	GSI	9/16/2020	27,073
1,000,000	PLN	221,112	EUR	CITI	8/21/2020	6,478
610,771	PLN	134,963	EUR	CITI	8/21/2020	4,057
4,320,669	PLN	954,159	EUR	GSI	8/21/2020	29,394
2,724,381	PLN	601,641	EUR	GSI	8/21/2020	18,534
12,584,688	PLN	2,763,315	EUR	JPM	8/21/2020	104,276
2,563,857	PLN	577,574	EUR	MS	8/21/2020	4,030
1,020,369	PLN	224,550	EUR	SCB	8/21/2020	7,865
1,008,451	PLN	225,179	EUR	CITI	9/18/2020	3,836
1,282,017	PLN	289,155	EUR	GSI	9/18/2020	1,468
2,569,190	PLN	655,531	USD	MS	9/18/2020	30,654
2,719,644	PLN	709,873	USD	CITI	9/24/2020	16,527
3,585,183	RON	737,726	EUR	CITI	9/4/2020	2,662
3,710,960	RON	761,613	EUR	CITI	9/15/2020	4,292
3,247,419	USD	232,450,277	RUB	CITI	8/7/2020	116,776
638,207	USD	45,274,416	RUB	JPM	8/7/2020	28,451
336,496	USD	23,468,945	RUB	JPM	8/7/2020	20,416
288,289	USD	20,376,240	RUB	JPM	8/7/2020	13,861
349,127	USD	25,493,218	RUB	SCB	10/7/2020	8,236
279,502	USD	20,392,482	RUB	CITI	10/7/2020	6,817
96,930	USD	7,079,537	RUB	GSI	10/7/2020	2,263
349,078	USD	25,493,194	RUB	JPM	10/7/2020	8,188
2,093,708	THB	66,866	USD	CITI	9/11/2020	269
4,389,468	THB	138,669	USD	HSBC	9/11/2020	2,080
165,661	USD	5,116,123	THB	GSI	9/11/2020	1,611
86,004	USD	2,653,327	THB	HSBC	9/11/2020	925
529,828	USD	3,628,578	TRY	GSI	8/5/2020	11,600

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

331,250	USD	2,300,197	TRY	GSI	8/5/2020	2,739
221,834	USD	1,545,534	TRY	CITI	8/10/2020	2,496
89,492	USD	655,368	TRY	CITI	11/5/2020	835
1,214,149	USD	8,625,837	TRY	GSI	11/5/2020	47,257
135,395	USD	3,716,584	UAH	JPM	8/27/2020	2,080
623,074	USD	10,592,516	ZAR	GSI	8/7/2020	3,607
984,302	USD	16,352,962	ZAR	GSI	11/6/2020	37,041
121,415	USD	2,030,054	ZAR	GSI	11/6/2020	3,823
15,215,772	ZAR	875,647	USD	HSBC	8/7/2020	14,195
8,960,646	ZAR	521,788	USD	JPM	8/7/2020	2,244
1,374,178	ZAR	79,354	USD	MS	8/7/2020	1,010
Total unrealized appreciation						$1,450,769

1,414,414	BRL	271,830	USD	CITI	8/4/2020	(690)
16,770,342	BRL	3,222,339	USD	CITI	8/4/2020	(7,505)
5,255,227	BRL	1,009,980	USD	GSI	8/4/2020	(2,565)
1,562,942	BRL	300,375	USD	MS	8/4/2020	(763)
1,254,987	BRL	244,685	USD	SCB	8/10/2020	(4,170)
1,702,165	BRL	339,009	USD	SCB	9/2/2020	(13,126)
1,981,236	BRL	382,996	USD	CITI	10/2/2020	(4,009)
9,757,418	BRL	1,876,138	USD	SSB	11/4/2020	(11,241)
259,883	USD	1,414,414	BRL	CITI	8/4/2020	(11,256)
938,517	USD	5,255,227	BRL	GSI	8/4/2020	(68,896)
279,666	USD	1,562,942	BRL	MS	8/4/2020	(19,946)
387,878	USD	2,030,153	BRL	SCB	9/2/2020	(799)
248,063	USD	1,333,093	BRL	SCB	9/2/2020	(7,160)
310,411	USD	1,706,919	BRL	GSI	10/2/2020	(16,102)
312,183	USD	244,564,255	CLP	CITI	9/16/2020	(10,998)
263,584	USD	1,869,503	CNH	SCB	8/31/2020	(3,410)
412,630	USD	2,972,098	CNH	SCB	8/31/2020	(11,830)
298,196	USD	2,141,288	CNH	CITI	8/31/2020	(7,612)
143,701	USD	1,019,985	CNH	GSI	8/31/2020	(1,968)
285,741	USD	2,024,734	CNH	GSI	8/31/2020	(3,422)
1,029,044	USD	7,299,114	CNH	GSI	8/31/2020	(13,379)
421,162	USD	2,954,745	CNH	JPM	8/31/2020	(820)
773,192,180	COP	210,507	USD	JPM	9/16/2020	(4,057)
585,682	USD	2,193,672,936	COP	JPM	9/16/2020	(51)
333,682	USD	7,972,491	CZK	GSI	8/10/2020	(24,148)
131,467	EUR	3,450,857	CZK	CITI	8/10/2020	(5)
1,460,232	EUR	39,017,592	CZK	JPM	8/10/2020	(30,933)
111,827	EUR	38,584,069	HUF	CITI	9/22/2020	(63)
582,330	EUR	202,767,365	HUF	CITI	9/22/2020	(6,633)
157,663	EUR	714,232	PLN	CITI	8/21/2020	(4,935)
165,962	EUR	755,060	PLN	CITI	8/21/2020	(6,059)
212,637	EUR	967,015	PLN	CITI	8/21/2020	(7,657)
1,365,688	EUR	6,209,601	PLN	CITI	8/21/2020	(48,861)
598,705	EUR	2,652,328	PLN	GSI	8/21/2020	(2,754)
538,098	EUR	2,399,317	PLN	JPM	8/21/2020	(6,610)
897,746	EUR	3,997,720	PLN	JPM	8/21/2020	(9,633)
123,276	EUR	546,833	PLN	SSB	8/21/2020	(756)
261,982	EUR	1,156,846	PLN	CITI	9/18/2020	(76)
112,167	EUR	501,041	PLN	MS	9/18/2020	(1,566)
281,271	USD	244,383	EUR	CITI	8/5/2020	(6,606)
197,653	USD	174,681	EUR	CITI	8/5/2020	(8,117)
3,681,036	USD	3,138,153	EUR	GSI	8/5/2020	(15,630)
81,595	USD	72,377	EUR	HSBC	8/5/2020	(3,664)
281,364	USD	242,286	EUR	JPM	8/5/2020	(4,043)
3,362,044	USD	3,071,000	EUR	JPM	8/5/2020	(255,517)
146,443	USD	130,254	EUR	MS	8/5/2020	(6,993)
224,079	USD	199,080	EUR	CITI	9/15/2020	(10,637)
3,528,727	USD	3,121,000	EUR	SSB	10/5/2020	(152,526)
11,525,722,561	IDR	789,866	USD	SCB	9/3/2020	(10,396)
209,711	USD	3,140,337,954	IDR	CITI	9/3/2020	(2,666)
47,481,918	INR	632,077	USD	CITI	9/24/2020	(1,896)
631,523	USD	48,450,470	INR	JPM	8/26/2020	(13,438)
694,892	USD	53,548,357	INR	CITI	9/18/2020	(16,259)
76,293	USD	91,286,052	KRW	HSBC	9/4/2020	(97)
3,152,234	MXN	142,576	USD	CITI	8/6/2020	(972)
2,058,653	MXN	94,023	USD	SSB	8/6/2020	(1,545)
7,202,973	MXN	328,638	USD	SSB	8/6/2020	(5,069)
37,803,478	MXN	1,688,397	USD	GSI	11/6/2020	(9,512)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

297,047	USD	6,927,841	MXN	CITI	8/6/2020	(14,163)
338,693	USD	7,656,787	MXN	GSI	8/6/2020	(5,263)
359,411	USD	8,127,615	MXN	GSI	8/6/2020	(5,694)
214,000	USD	4,967,882	MXN	GSI	8/6/2020	(9,165)
279,965	USD	6,832,515	MXN	GSI	8/6/2020	(26,962)
217,487	USD	4,860,392	MXN	HSBC	8/6/2020	(849)
227,190	USD	5,128,544	MXN	SCB	8/6/2020	(3,192)
106	USD	2,407	MXN	SSB	8/6/2020	(2)
394,162	USD	1,674,479	MYR	SCB	8/21/2020	(1,283)
1,385,075	USD	5,936,709	MYR	SCB	8/21/2020	(16,938)
1,420,789	PEN	403,874	USD	GSI	9/16/2020	(2,077)
1,100,191	PEN	311,978	USD	JPM	9/16/2020	(845)
875,064	PEN	248,541	USD	JPM	9/16/2020	(1,074)
73,933	USD	3,720,394	PHP	HSBC	9/21/2020	(1,607)
2,698,930	PLN	613,990	EUR	SSB	8/21/2020	(2,814)
661,480	USD	2,569,190	PLN	JPM	9/18/2020	(24,705)
7,830,697	RUB	109,444	USD	CITI	8/7/2020	(3,980)
202,613,556	RUB	2,946,378	USD	HSBC	8/7/2020	(217,576)
23,542,639	RUB	332,758	USD	JPM	8/7/2020	(15,686)
8,123,136	RUB	113,697	USD	MS	8/7/2020	(4,295)
8,404,078	RUB	120,489	USD	MS	8/7/2020	(7,302)
21,315,302	RUB	305,596	USD	MS	8/7/2020	(18,521)
49,740,470	RUB	694,408	USD	MS	8/7/2020	(24,503)
40,068,582	RUB	561,564	USD	SSB	9/23/2020	(25,002)
8,128,159	RUB	108,847	USD	CITI	10/7/2020	(159)
232,450,277	RUB	3,226,460	USD	CITI	10/7/2020	(118,175)
2,393,222	THB	77,403	USD	GSI	9/11/2020	(664)
30,411,994	THB	982,024	USD	JPM	9/11/2020	(6,849)
72,442	USD	2,279,241	THB	GSI	9/11/2020	(643)
4,689,493	TRY	686,351	USD	GSI	8/5/2020	(16,605)
8,625,837	TRY	1,257,332	USD	GSI	8/5/2020	(25,403)
995,801	USD	7,386,555	TRY	GSI	8/5/2020	(59,136)
404,779	USD	3,052,032	TRY	GSI	8/10/2020	(28,357)
947,254	USD	7,196,285	TRY	JPM	8/13/2020	(71,270)
6,821,751	UAH	265,025	USD	JPM	8/27/2020	(20,328)
108,197	USD	3,107,432	UAH	JPM	8/27/2020	(3,267)
7,676,855	UYU	188,020	USD	CITI	12/7/2020	(13,407)
332,273	USD	5,702,168	ZAR	CITI	8/7/2020	(1,198)
317,195	USD	5,564,521	ZAR	CITI	8/7/2020	(8,227)
84,965	USD	1,482,123	ZAR	HSBC	8/7/2020	(1,712)
650,069	USD	11,303,139	ZAR	MS	8/7/2020	(10,956)
1,316,944	USD	23,028,259	ZAR	SCB	8/7/2020	(29,785)
106,431	USD	1,824,784	ZAR	SSB	8/7/2020	(285)
211,961	USD	3,669,061	ZAR	SSB	8/7/2020	(2,611)
5,700,118	ZAR	336,076	USD	CITI	8/7/2020	(2,724)
16,352,962	ZAR	993,421	USD	GSI	8/7/2020	(37,074)
2,535,022	ZAR	149,509	USD	MS	8/7/2020	(1,257)
2,822,557	ZAR	165,709	USD	SCB	8/7/2020	(641)
4,535,015	ZAR	266,534	USD	SCB	8/7/2020	(1,320)
5,670,301	ZAR	334,503	USD	SCB	8/7/2020	(2,895)
Total unrealized depreciation						$(1,800,493)
Total net unrealized depreciation						$(349,724)

Credit default swap contracts ("credit default swaps")

At July 31, 2020, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount	Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX Emerging Markets Index, Ser. 33 V.2	USD 4,619,236	1.00%	3M	6/20/2025	$283,834	$(87,327)	$(4,836)	$191,671

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

Cross currency swap contracts ("cross currency swaps")

At July 31, 2020, the Fund had outstanding cross currency swaps as follows:

Over-the-counter cross currency swaps

Counterparty	Notional Amount	Fund Receives /Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	TRY 5,200,000	Receive	3M USD LIBOR	12.90%	3M/1Y	10/7/2025	$47,845	$—	$47,845
JPM	TRY 4,000,000	Receive	3M USD LIBOR	11.07%	3M/1Y	12/7/2025	62,354	—	62,354
Total							$110,199	$—	$110,199

Interest rate swap contracts ("interest rate swaps")

At July 31, 2020, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps

Clearinghouse	Notional Amount	Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	BRL 5,804,000	Pay	1D CETIP	2.99%	T/T	1/3/2022	$5,704	$1,052	$6,756
CME	BRL 4,382,362	Pay	1D CETIP	2.89%	T/T	1/3/2022	3,102	503	3,605
CME	BRL 8,248,167	Pay	1D CETIP	5.89%	T/T	1/3/2022	74,543	25,733	100,276
CME	BRL 3,601,775	Pay	1D CETIP	6.07%	T/T	1/3/2022	34,292	12,276	46,568
CME	BRL 6,166,500	Pay	1D CETIP	5.36%	T/T	1/2/2023	55,421	12,371	67,792
CME	BRL 1,792,047	Pay	1D CETIP	6.61%	T/T	1/2/2023	25,023	4,321	29,344
CME	BRL 2,429,009	Pay	1D CETIP	6.77%	T/T	1/2/2023	35,747	6,049	41,796
CME	BRL 2,048,651	Pay	1D CETIP	6.23%	T/T	1/2/2023	24,922	4,320	29,242
CME	BRL 588,077	Pay	1D CETIP	9.26%	T/T	1/2/2023	18,568	10,098	28,666
CME	BRL 1,114,953	Pay	1D CETIP	5.66%	T/T	1/2/2023	10,750	2,791	13,541
CME	BRL 1,838,229	Pay	1D CETIP	6.50%	T/T	1/2/2024	24,596	4,145	28,741
CME	BRL 3,300,564	Pay	1D CETIP	5.76%	T/T	1/2/2024	27,823	4,845	32,668
CME	BRL 1,240,652	Pay	1D CETIP	6.82%	T/T	1/2/2025	19,123	2,453	21,576
CME	BRL 1,325,330	Pay	1D CETIP	6.46%	T/T	1/2/2025	16,219	2,368	18,587
CME	BRL 3,843,874	Pay	1D CETIP	5.65%	T/T	1/2/2025	20,521	3,515	24,036
CME	BRL 2,616,290	Pay	1D CETIP	6.23%	T/T	1/4/2027	12,969	1,250	14,219
CME	BRL 945,527	Pay	1D CETIP	7.37%	T/T	1/4/2027	18,404	2,450	20,854
CME	CLP 759,956,356	Receive	1D CLICP	1.96%	6M/6M	12/12/2021	(21,188)	(122)	(21,310)
CME	CLP 538,832,146	Pay	1D CLICP	1.36%	6M/6M	6/17/2025	12,167	51	12,218
CME	CLP 531,259,790	Pay	1D CLICP	1.36%	6M/6M	6/19/2025	11,794	—	11,794
CME	CLP 545,795,071	Pay	1D CLICP	1.16%	6M/6M	6/23/2025	5,209	39	5,248
CME	CLP 179,373,543	Receive	1D CLICP	2.33%	6M/6M	6/5/2030	(7,435)	(36)	(7,471)
LCH	CNY 4,000,000	Pay	7D CNRR007	1.84%	3M/3M	5/26/2025	(19,213)	463	(18,750)
CME	COP 6,603,969,754	Pay	1D IBRCOL	4.90%	T/T	11/18/2021	49,074	—	49,074
CME	COP 5,112,395,000	Pay	1D IBRCOL	4.91%	T/T	11/18/2021	38,126	—	38,126
CME	COP 1,983,635,246	Pay	1D IBRCOL	4.81%	T/T	11/19/2021	14,262	—	14,262
CME	COP 1,742,073,468	Receive	1D IBRCOL	5.81%	3M/3M	4/3/2029	(60,954)	—	(60,954)
CME	COP 1,300,000,000	Receive	1D IBRCOL	5.92%	3M/3M	5/15/2029	(47,913)	(2,429)	(50,342)
CME	COP 730,551,162	Receive	1D IBRCOL	5.40%	3M/3M	3/11/2030	(18,362)	(797)	(19,159)
CME	COP 550,826,000	Receive	1D IBRCOL	5.47%	3M/3M	3/11/2030	(14,695)	(615)	(15,310)
CME	COP 837,586,105	Receive	1D IBRCOL	5.45%	3M/3M	3/12/2030	(21,975)	(860)	(22,835)
CME	COP 1,075,067,725	Receive	1D IBRCOL	4.98%	3M/3M	4/23/2030	(16,945)	(185)	(17,130)
CME	COP 308,163,565	Receive	1D IBRCOL	4.21%	3M/3M	7/8/2030	562	(98)	464
LCH	CZK 40,000,000	Pay	6M PRIBOR	2.07%	1Y/6M	9/30/2021	31,788	24,902	56,690
LCH	CZK 17,000,000	Receive	6M PRIBOR	1.58%	6M/1Y	1/11/2023	(20,609)	(6,596)	(27,205)
LCH	CZK 44,000,000	Receive	6M PRIBOR	1.70%	6M/1Y	6/18/2024	(85,349)	(3,234)	(88,583)
LCH	CZK 4,700,000	Receive	6M PRIBOR	1.64%	6M/1Y	6/21/2024	(8,639)	(300)	(8,939)
LCH	CZK 7,070,223	Receive	6M PRIBOR	1.68%	6M/1Y	7/17/2024	(13,608)	(174)	(13,782)
LCH	CZK 8,220,813	Receive	6M PRIBOR	0.78%	6M/1Y	6/9/2030	1,220	(228)	992
LCH	CZK 8,215,062	Receive	6M PRIBOR	0.84%	6M/1Y	6/9/2030	(909)	(261)	(1,170)
LCH	HUF 506,780,066	Pay	6M BUBOR	0.77%	1Y/6M	6/23/2022	3,052	(269)	2,783
LCH	HUF 660,411,501	Pay	6M BUBOR	0.65%	1Y/6M	6/25/2022	(1,302)	(612)	(1,914)
LCH	HUF 25,000,000	Pay	6M BUBOR	0.81%	1Y/6M	9/12/2024	326	379	705

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

LCH	HUF 206,001,379	Receive	6M BUBOR	0.99%	6M/1Y	6/23/2025	(6,500)	(60)	(6,560)
CME	MXN 55,942,028	Receive	28D TIIE	8.09%	28D/28D	1/28/2021	(43,780)	(3,193)	(46,973)
CME	MXN 57,243,005	Receive	28D TIIE	8.15%	28D/28D	1/28/2021	(45,496)	(3,331)	(48,827)
CME	MXN 3,500,000	Pay	28D TIIE	7.71%	28D/28D	1/21/2022	7,743	236	7,979
CME	MXN 12,211,377	Pay	28D TIIE	6.75%	28D/28D	6/23/2022	24,483	209	24,692
CME	MXN 7,261,528	Pay	28D TIIE	5.55%	28D/28D	4/13/2023	9,351	63	9,414
CME	MXN 44,780,934	Pay	28D TIIE	5.47%	28D/28D	6/19/2024	5,144	—	5,144
CME	MXN 7,389,351	Pay	28D TIIE	6.62%	28D/28D	3/21/2025	26,083	192	26,275
CME	MXN 5,068,693	Pay	28D TIIE	6.45%	28D/28D	4/1/2025	16,284	31	16,315
CME	MXN 1,800,000	Pay	28D TIIE	7.72%	28D/28D	12/3/2026	11,879	51	11,930
CME	MXN 3,300,000	Pay	28D TIIE	8.16%	28D/28D	12/28/2026	25,517	145	25,662
CME	MXN 6,685,611	Pay	28D TIIE	7.51%	28D/28D	4/20/2027	41,452	210	41,662
CME	MXN 7,645,431	Receive	28D TIIE	6.92%	28D/28D	8/31/2029	(36,829)	(242)	(37,071)
CME	MXN 10,567,193	Receive	28D TIIE	6.82%	28D/28D	9/10/2029	(47,258)	(85)	(47,343)
LCH	PLN 2,655,221	Pay	6M WIBOR	2.21%	1Y/6M	11/16/2021	17,193	9,991	27,184
LCH	PLN 1,250,000	Pay	6M WIBOR	2.33%	1Y/6M	4/6/2022	11,193	1,223	12,416
LCH	PLN 6,223,300	Receive	6M WIBOR	1.99%	6M/1Y	3/25/2024	(96,293)	(4,587)	(100,880)
LCH	PLN 1,168,154	Pay	6M WIBOR	0.65%	1Y/6M	3/26/2024	2,947	(604)	2,343
LCH	PLN 1,331,846	Pay	6M WIBOR	0.63%	1Y/6M	3/26/2024	3,102	(713)	2,389
LCH	PLN 2,700,694	Receive	6M WIBOR	0.64%	6M/1Y	6/9/2025	(5,529)	(369)	(5,898)
LCH	PLN 1,200,000	Pay	6M WIBOR	1.62%	1Y/6M	8/16/2029	23,384	2,375	25,759
LCH	PLN 3,500,000	Receive	6M WIBOR	1.81%	6M/1Y	12/17/2029	(85,689)	(10,175)	(95,864)
LCH	PLN 4,600,000	Pay	6M WIBOR	1.75%	1Y/6M	2/26/2030	106,085	(236)	105,849
LCH	PLN 2,505,817	Receive	6M WIBOR	1.00%	6M/1Y	6/12/2030	(11,203)	(648)	(11,851)
LCH	ZAR 3,042,152	Receive	3M JIBAR	7.29%	3M/3M	1/7/2021	(2,756)	(416)	(3,172)
LCH	ZAR 23,000,000	Pay	3M JIBAR	8.49%	3M/3M	7/18/2029	(25,463)	—	(25,463)
LCH	ZAR 10,939,070	Receive	3M JIBAR	7.54%	3M/3M	2/28/2030	(29,378)	(4,005)	(33,383)
Total							$131,877	$95,620	$227,497

At July 31, 2020, the Fund had $270,136 deposited in a segregated account to cover collateral requirements on centrally cleared swaps.

Over-the-counter interest rate swaps

Counterparty	Notional Amount	Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	BRL 7,778,457	Pay	1D CETIP	8.87%	T/T	1/4/2021	$52,718	$145,527	$198,245
JPM	BRL 2,071,383	Pay	1D CETIP	9.20%	T/T	1/4/2021	14,949	43,388	58,337
JPM	BRL 1,614,106	Pay	1D CETIP	9.28%	T/T	1/4/2021	11,746	34,476	46,222
JPM	BRL 489,151	Pay	1D CETIP	10.04%	T/T	1/4/2021	4,057	13,087	17,144
JPM	BRL 31,354	Pay	1D CETIP	10.23%	T/T	1/4/2021	269	886	1,155
GSI	BRL 1,000,000	Pay	1D CETIP	11.99%	T/T	1/2/2023	69,281	42,798	112,079
JPM	CLP 231,188,535	Pay	1D CLICP	3.43%	6M/6M	5/10/2022	16,394	73	16,467
JPM	HUF 128,246,450	Receive	6M BUBOR	1.38%	6M/1Y	6/17/2021	(2,519)	(251)	(2,770)
GSI	HUF 359,014,464	Receive	6M BUBOR	1.27%	6M/1Y	1/10/2022	(11,352)	(8,157)	(19,509)
JPM	HUF 45,000,000	Receive	6M BUBOR	1.30%	6M/1Y	4/6/2022	(1,747)	(222)	(1,969)
GSI	HUF 500,000,000	Pay	6M BUBOR	0.84%	1Y/6M	9/21/2022	8,353	8,501	16,854
GSI	MXN 9,000,000	Pay	28D TIIE	5.37%	28D/28D	3/17/2021	2,227	32	2,259
GSI	MXN 28,033,731	Pay	28D TIIE	5.90%	28D/28D	9/12/2022	39,754	283	40,037
GSI	MXN 10,713,184	Pay	28D TIIE	6.21%	28D/28D	12/8/2025	29,870	67	29,937
GSI	MXN 9,462,643	Pay	28D TIIE	6.17%	28D/28D	3/5/2026	25,582	23	25,605
JPM	MXN 7,500,000	Pay	28D TIIE	6.13%	28D/28D	6/18/2026	19,579	77	19,656
GSI	MXN 5,000,000	Pay	28D TIIE	6.38%	28D/28D	9/16/2026	16,005	22	16,027
GSI	RUB 350,542,739	Pay	3M MOSPRIME	7.52%	1Y/3M	6/10/2021	107,431	13,320	120,751
GSI	RUB 160,000,000	Pay	3M MOSPRIME	6.29%	1Y/3M	12/14/2021	33,959	—	33,959
GSI	RUB 223,218,139	Pay	3M MOSPRIME	7.07%	1Y/3M	4/2/2023	120,182	—	120,182
Total							$556,738	$293,930	$850,668

At July 31, 2020, the Fund received cash collateral of $450,000 and $170,000 from Goldman Sachs International and JPMorgan Chase Bank N.A., respectively, to cover collateral requirements on over-the-counter derivatives.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds(a)	$—	$43,372,689	$—	$43,372,689
Foreign Government Securities(a)	—	87,886,768	—	87,886,768
Short-Term Investments	—	5,968,377	—	5,968,377
Total Investments	$—	$137,227,834	$—	$137,227,834

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$79,754	$—	$—	$79,754
Liabilities	(218,133)	—	—	(218,133)
Forward FX Contracts(a)
Assets	—	1,450,769	—	1,450,769
Liabilities	—	(1,800,493)	—	(1,800,493)
Swaps
Assets	—	2,242,422	—	2,242,422
Liabilities	—	(862,387)	—	(862,387)
Total	$(138,379)	$1,030,311	$—	$891,932

(a)	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) July 31, 2020

NUMBER OF SHARES		VALUE
Common Stocks 0.5%
Business Equipment & Services 0.2%
21,820	Brock Holdings III, Inc.	$349,120	*(a)(b)
Media 0.3%
81,399	Clear Channel Outdoor Holdings, Inc.	74,602	*
34,616	iHeartMedia, Inc., Class A	289,390	*
		363,992
Media - Broadcast 0.0%(c)
16,445	Cumulus Media, Inc., Class A	64,629	*

	Total Common Stocks (Cost $1,500,472)	777,741

PRINCIPAL AMOUNT
Loan Assignments(d) 84.6%
Aerospace & Defense 1.6%
$204,488	AI Convoy (Luxembourg) S.A.R.L, Term Loan B, (6M USD LIBOR + 3.50%), 4.65%, due 1/17/2027	198,353
525,957	Atlantic Aviation FBO Inc., Term Loan B, (1M USD LIBOR + 3.75%), 3.91%, due 12/6/2025	497,029
467,650	MHI Holdings, LLC, Term Loan B, (1M USD LIBOR + 5.00%), 5.16%, due 9/21/2026	453,621	(a)
1,290,069	TransDigm, Inc., Term Loan F, (1M USD LIBOR + 2.25%), 2.41%, due 12/9/2025	1,205,982
		2,354,985
Air Transport 0.5%
395,000	Delta Air Lines, Inc., Term Loan B, (3M USD LIBOR + 4.75%), 5.75%, due 4/29/2023	388,273
170,000	JetBlue Airways Corporation, Term Loan, (3M USD LIBOR + 5.25%), 6.25%, due 6/12/2024	167,486
169,562	United Airlines, Inc., Term Loan B, (1M USD LIBOR + 1.75%), 1.91%, due 4/1/2024	151,819
		707,578
Automotive 1.7%
298,261	Adient US LLC, Term Loan B, (1M USD LIBOR + 4.25%, 3M USD LIBOR + 4.25%), 4.41% - 4.72%, due 5/6/2024	293,167	(e)(f)(g)
597,545	Clarios Global LP, Term Loan B, (1M USD LIBOR + 3.50%), 3.67%, due 4/30/2026	582,481
667,277	Dealer Tire, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 4.41%, due 12/12/2025	648,093
418,926	Navistar International Corporation, First Lien Term Loan B, (1M USD LIBOR + 3.50%), 3.69%, due 11/6/2024	404,611
292,591	Tenneco, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 3.16%, due 10/1/2025	252,816
384,077	Wand NewCo 3, Inc., Term Loan, (3M USD LIBOR + 3.00%), 4.07%, due 2/5/2026	367,112
		2,548,280

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Building & Development 2.9%
$249,503	CPG International Inc., Term Loan, (12M USD LIBOR + 3.75%), 4.75%, due 5/5/2024	$247,632
582,548	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (1M USD LIBOR + 2.75%), 2.91%, due 8/21/2025	555,605
331,540	Forterra Finance, LLC, Term Loan B, (1M USD LIBOR + 3.00%), 4.00%, due 10/25/2023	323,501
713,668	MI Windows and Doors, LLC, Term Loan B, (3M USD LIBOR + 5.50%), 6.50%, due 11/6/2026	712,775	(a)(e)(f)
804,116	NCI Building Systems, Inc., Term Loan, (1M USD LIBOR + 3.75%), 3.93%, due 4/12/2025	786,530	(e)(f)
301,450	Quikrete Holdings, Inc., First Lien Term Loan, (1M USD LIBOR + 2.50%), 2.66%, due 2/1/2027	290,673
782,767	Realogy Group LLC, Term Loan B, (3M USD LIBOR + 2.25%), 3.00%, due 2/8/2025	739,715	(a)(e)(f)
588,810	Wilsonart LLC, Term Loan B, (3M USD LIBOR + 3.25%), 4.25%, due 12/19/2023	574,460
		4,230,891
Business Equipment & Services 10.8%
1,067,032	AlixPartners, LLP, Term Loan B, (1M USD LIBOR + 2.50%), 2.66%, due 4/4/2024	1,043,024
329,175	APX Group, Inc., Term Loan, (1M USD LIBOR + 5.00%, 3M USD LIBOR + 4.00%), 5.16% - 7.25%, due 12/31/2025	307,917	(g)
523,438	Cast and Crew Payroll, LLC, First Lien Term Loan, (1M USD LIBOR + 3.75%), 3.92%, due 2/9/2026	479,600
1,006,836	Change Healthcare Holdings LLC, Term Loan B, (1M USD LIBOR + 2.50%, 3M USD LIBOR + 2.50%), 3.50%, due 3/1/2024	983,618	(g)
451,588	Clear Channel Outdoor Holdings, Inc., Term Loan B, (2M USD LIBOR + 3.50%, 3M USD LIBOR + 3.50%), 3.71% - 3.76%, due 8/21/2026	400,784	(g)
771,556	ConvergeOne Holdings, Inc., Term Loan, (1M USD LIBOR + 5.00%), 5.16%, due 1/4/2026	673,460
1,025,000	Deerfield Dakota Holding, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 4.75%, due 4/9/2027	1,009,256	(e)(f)
1,075,063	DiscoverOrg, LLC, First Lien Term Loan, (1M USD LIBOR + 3.75%), 3.91%, due 2/2/2026	1,058,045
805,000	Dun & Bradstreet Corporation (The), Term Loan, (1M USD LIBOR + 3.75%), 3.92%, due 2/6/2026	800,138	(e)(f)
761,352	EIG Investors Corp., First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.75%, due 2/9/2023	751,835	(e)(f)
406,152	Flexera Software LLC, First Lien Term Loan, (2M USD LIBOR + 3.25%, 3M USD LIBOR + 3.25%, 6M USD LIBOR + 3.25%), 4.25%, due 2/26/2025	402,090	(g)
1,019,708	Garda World Security Corporation, First Lien Term Loan B, (1M USD LIBOR + 4.75%), 4.93%, due 10/30/2026	1,008,236	(e)(f)
689,848	Learning Care Group, Inc., First Lien Term Loan, (3M USD LIBOR + 3.25%), 4.25%, due 3/13/2025	606,349
595,000	Loire Finco Luxembourg S.a.r.l., Term Loan, (1M USD LIBOR + 3.50%), 3.67%, due 4/21/2027	572,688
477,812	MX Holdings US, Inc., Term Loan B1C, (1M USD LIBOR + 2.75%), 3.50%, due 7/31/2025	467,457
330,000	Presidio, Inc., Term Loan B, (3M USD LIBOR + 3.50%), 3.77%, due 1/22/2027	322,575
1,450,543	Prime Security Services Borrower, LLC, Term Loan B1, (1M USD LIBOR + 3.25%, 6M USD LIBOR + 3.25%, 1Y USD LIBOR + 3.25%), 4.25%, due 9/23/2026	1,423,867	(e)(f)(g)
667,176	Solera, LLC, Term Loan B, (1M USD LIBOR + 2.75%), 2.91%, due 3/3/2023	654,853	(e)(f)

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Tech Data Corporation
$325,000	Term Loan, (1M USD LIBOR + 3.50%), 3.67%, due 6/30/2025	$324,864
535,000	Term Loan, (3M USD LIBOR + 5.50%), 5.67%, due 6/30/2025	511,594	(e)(f)
831,406	Tempo Acquisition LLC, Term Loan, (1M USD LIBOR + 2.75%), 2.91%, due 5/1/2024	808,958
681,875	Vertiv Group Corporation, Term Loan B, (1M USD LIBOR + 3.00%), 3.16%, due 3/2/2027	665,680
840,925	William Morris Endeavor Entertainment, LLC, First Lien Term Loan, (1M USD LIBOR + 2.75%), 2.92%, due 5/18/2025	662,649
		15,939,537
Cable & Satellite Television 2.6%
1,946,926	Altice France S.A., Term Loan B13, (1M USD LIBOR + 4.00%), 4.17%, due 8/14/2026	1,900,336	(e)(f)
467,918	CSC Holdings, LLC, Term Loan B5, (1M USD LIBOR + 2.50%), 2.67%, due 4/15/2027	451,737
1,509,907	Radiate Holdco, LLC, First Lien Term Loan, (1M USD LIBOR + 3.00%), 3.75%, due 2/1/2024	1,479,286
		3,831,359
Chemicals & Plastics 1.6%
410,000	Charter NEX US, Inc., Term Loan B, (USD LIBOR + 2.75%), due 5/16/2024	401,160	(e)(f)
510,560	Diamond (BC) B.V., Term Loan, (1M USD LIBOR + 3.00%, 3M USD LIBOR + 3.00%), 3.16% - 3.26%, due 9/6/2024	480,693	(g)
400,000	Illuminate Buyer, LLC, Term Loan, (3M USD LIBOR + 4.00%), 4.31%, due 6/16/2027	395,200
68,779	PQ Corporation, Term Loan B, (USD LIBOR + 3.00%), due 2/7/2027	68,306	(e)(f)
	Solenis Holdings LLC
672,774	First Lien Term Loan, (3M USD LIBOR + 4.00%), 4.36%, due 6/26/2025	653,311
165,000	Second Lien Term Loan, (3M USD LIBOR + 8.50%), 8.86%, due 6/26/2026	143,286
277,791	Univar Inc., Term Loan B3, (1M USD LIBOR + 2.25%), 2.41%, due 7/1/2024	272,236
		2,414,192
Containers & Glass Products 2.9%
542,220	Berlin Packaging LLC, First Lien Term Loan, (1M USD LIBOR + 3.00%, 3M USD LIBOR + 3.00%), 3.18% - 3.31%, due 11/7/2025	520,802	(g)
730,087	BWAY Holding Company, Term Loan B, (3M USD LIBOR + 3.25%), 3.52%, due 4/3/2024	680,259
296,798	Consolidated Container Company LLC, First Lien Term Loan, (1M USD LIBOR + 2.75%), 3.75%, due 5/22/2024	292,067
635,000	Graham Packaging Company Inc., Term Loan, (USD LIBOR + 3.75%), due 8/6/2027	633,070	(e)(f)
485,000	Klockner-Pentaplast of America, Inc., Term Loan B2, (USD LIBOR + 4.25%), due 6/30/2022	459,993	(e)(f)
634,154	Reynolds Group Holdings Inc., Term Loan, (1M USD LIBOR + 2.75%), 2.91%, due 2/5/2023	620,570
464,592	TricorBraun Holdings, Inc., First Lien Term Loan, (3M USD LIBOR + 3.75%), 5.20%, due 11/30/2023	456,755
551,613	Trident TPI Holdings, Inc., Term Loan B1, (3M USD LIBOR + 3.00%), 4.07%, due 10/17/2024	538,099
		4,201,615

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Cosmetics - Toiletries 0.7%
$1,071,326	Sunshine Luxembourg VII SARL, Term Loan B1, (6M USD LIBOR + 4.25%), 5.32%, due 10/1/2026	$1,065,305	(e)(f)
Diversified Insurance 2.2%
	Hub International Limited
770,000	Term Loan B, (USD LIBOR + 4.00%), due 4/25/2025	770,277	(e)(f)
667,006	Term Loan B, (3M USD LIBOR + 3.00%), 3.22% - 3.26%, due 4/25/2025	646,903	(g)
635,000	Ryan Specialty Group, LLC, Term Loan, (USD LIBOR + 3.25%), due 6/29/2027	630,238	(e)(f)
	Sedgwick Claims Management Services, Inc.
747,450	Term Loan B, (1M USD LIBOR + 4.00%), 4.16%, due 9/3/2026	728,629
515,000	Term Loan B3, (1M USD LIBOR + 4.25%), 5.25%, due 9/3/2026	508,135
		3,284,182
Drugs 2.3%
1,243,928	Bausch Health Companies Inc., Term Loan B, (1M USD LIBOR + 3.00%), 3.18%, due 6/2/2025	1,222,358
795,581	Endo Luxembourg Finance Company I S.a.r.l., Term Loan B, (1M USD LIBOR + 4.25%), 5.00%, due 4/29/2024	759,510
575,510	Mallinckrodt International Finance S.A., Term Loan B, (6M USD LIBOR + 2.75%), 3.50%, due 9/24/2024	479,619
960,345	Parexel International Corporation, Term Loan B, (1M USD LIBOR + 2.75%), 2.91%, due 9/27/2024	921,412
		3,382,899
Electronics - Electrical 11.1%
1,425,753	Applied Systems, Inc., First Lien Term Loan, (3M USD LIBOR + 3.25%), 4.25%, due 9/19/2024	1,411,495	(e)(f)
489,389	Barracuda Networks, Inc., First Lien Term Loan, (3M USD LIBOR + 3.25%), 4.25%, due 2/12/2025	482,509	(e)(f)
653,333	CommScope, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 3.41%, due 4/6/2026	638,633
539,536	Dell International LLC, Term Loan B, (1M USD LIBOR + 2.00%), 2.75%, due 9/19/2025	531,611
	Epicor Software Corporation
735,000	Term Loan, (USD LIBOR + 4.25%), due 7/30/2027	733,743	(e)(f)
90,000	Second Lien Term Loan, (USD LIBOR + 7.75%), due 7/30/2028	91,800	(e)(f)
	Finastra USA, Inc.
175,000	First Lien Term Loan, (3M USD LIBOR + 3.50%, 6M USD LIBOR + 3.50%), 3.76% - 3.82%, due 6/13/2024	161,632	(g)
357,684	Second Lien Term Loan, (6M USD LIBOR + 7.25%), 8.25%, due 6/13/2025	326,387

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Hyland Software, Inc.
$840,000	First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.00%, due 7/1/2024	$823,855
460,578	Second Lien Term Loan, (1M USD LIBOR + 7.00%), 7.75%, due 7/7/2025	457,990
	Informatica LLC
140,000	Second Lien Term Loan, 7.13%, due 2/25/2025	141,166	(h)
515,000	Term Loan B, (1M USD LIBOR + 3.25%), 3.41%, due 2/25/2027	501,847
	McAfee, LLC
1,489,369	Term Loan B, (1M USD LIBOR + 3.75%), 3.92%, due 9/30/2024	1,473,448
272,045	Second Lien Term Loan, (1M USD LIBOR + 8.50%), 9.50%, due 9/29/2025	275,446
	Optiv Security, Inc.
447,042	First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.25%, due 2/1/2024	376,785
280,000	Second Lien Term Loan, (1M USD LIBOR + 7.25%), 8.25%, due 2/1/2025	212,800	(a)
	Project Alpha Intermediate Holding, Inc.
574,109	Term Loan B, (3M USD LIBOR + 3.50%), 4.50%, due 4/26/2024	556,886
247,500	Term Loan B, (3M USD LIBOR + 4.25%), 4.52%, due 4/26/2024	241,622
1,653,097	Rackspace Hosting, Inc., First Lien Term Loan, (3M USD LIBOR + 3.00%), 4.00%, due 11/3/2023	1,616,117	(e)(f)
645,000	Redstone Buyer LLC, Term Loan, (USD LIBOR + 5.00%), due 6/29/2027	638,550	(a)(e)(f)
198,500	S2P Acquisition Borrower, Inc., Term Loan, (3M USD LIBOR + 4.00%), 5.07%, due 8/14/2026	193,289
564,314	Sirius Computer Solutions, Inc., Term Loan, (1M USD LIBOR + 3.50%), 3.66%, due 7/1/2026	549,033
810,000	Sophia, L.P., Term Loan B, (USD LIBOR + 3.25%), due 9/30/2022	803,722	(e)(f)
	Tibco Software Inc.
906,650	Term Loan B, (1M USD LIBOR + 3.75%), 3.92%, due 6/30/2026	869,631
275,000	Second Lien Term Loan, (1M USD LIBOR + 7.25%), 7.42%, due 3/3/2028	262,281
	Uber Technologies, Inc.
354,080	Term Loan, (1M USD LIBOR + 3.50%), 3.66%, due 7/13/2023	345,915
220,000	Term Loan, (USD LIBOR + 4.00%), due 4/4/2025	216,590	(e)(f)
732,988	Ultimate Software Group Inc. (The), Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 5/4/2026	732,717	(e)(f)
798,000	VS Buyer, LLC, Term Loan B, (1M USD LIBOR + 3.25%), 3.42%, due 2/28/2027	781,042
		16,448,542

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) July 31, 2020

PRINCIPAL AMOUNT		VALUE
Financial Intermediaries 1.9%
$240,000	Alliant Holdings Intermediate, LLC, Term Loan B, (USD LIBOR + 3.25%), due 5/9/2025	$234,300	(e)(f)
1,299,111	AssuredPartners, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 3.66%, due 2/12/2027	1,258,306
	Edelman Financial Center, LLC
561,044	First Lien Term Loan, (1M USD LIBOR + 3.00%), 3.17%, due 7/21/2025	540,588
240,000	Second Lien Term Loan, (1M USD LIBOR + 6.75%), 6.92%, due 7/20/2026	220,320
581,405	PI US MergerCo, Inc., First Lien Term Loan, (3M USD LIBOR + 3.50%), 4.50%, due 1/3/2025	551,608
		2,805,122
Food Products 0.2%
240,000	Froneri International Ltd., Second Lien Term Loan, (1M USD LIBOR + 5.75%), 5.91%, due 1/31/2028	231,600
Food Service 0.2%
313,000	Welbilt, Inc., Term Loan B, (1M USD LIBOR + 2.50%), 2.66%, due 10/23/2025	273,875	(a)
Health Care 10.7%
564,645	Agiliti Health, Inc., Term Loan, (1M USD LIBOR + 3.00%), 3.19%, due 1/4/2026	549,117	(a)
1,450,061	Athenahealth, Inc., Term Loan B, (3M USD LIBOR + 4.50%), 4.82%, due 2/11/2026	1,428,310
	Aveanna Healthcare, LLC
155,000	First Lien Term Loan, (USD LIBOR + 4.25%), due 3/18/2024	143,375	(a)(e)(f)
298,489	Term Loan B, (3M USD LIBOR + 5.50%), 6.50%, due 3/18/2024	277,594	(a)
828,738	Emerald TopCo Inc, Term Loan, (1M USD LIBOR + 3.50%, 3M USD LIBOR + 3.50%), 3.66% - 3.76%, due 7/24/2026	813,547	(g)
1,854,354	Envision Healthcare Corporation, First Lien Term Loan, (1M USD LIBOR + 3.75%), 3.91%, due 10/10/2025	1,215,844
222,416	EyeCare Partners, LLC, Term Loan, (3M USD LIBOR + 3.75%), 4.82%, due 2/18/2027	203,372
743,959	Gentiva Health Services, Inc., Term Loan, (1M USD LIBOR + 3.25%), 3.44%, due 7/2/2025	730,940
478,772	Global Medical Response, Inc., Term Loan B1, (3M USD LIBOR + 3.25%), 4.25%, due 4/28/2022	472,390
1,266,217	MPH Acquisition Holdings LLC, Term Loan B, (3M USD LIBOR + 2.75%), 3.75%, due 6/7/2023	1,245,375
648,825	Navicure, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 4.16%, due 10/22/2026	634,765
1,218,133	Ortho-Clinical Diagnostics SA, Term Loan B, (1M USD LIBOR + 3.25%), 3.42%, due 6/30/2025	1,183,112
	Pearl Intermediate Parent LLC
503,520	First Lien Term Loan, (1M USD LIBOR + 2.75%), 2.91%, due 2/14/2025	485,393
232,727	Second Lien Term Loan, (1M USD LIBOR + 6.25%), 6.41%, due 2/13/2026	223,418
934,926	Project Ruby Ultimate Parent Corp., Term Loan B, (1M USD LIBOR + 3.50%), 3.66%, due 2/9/2024	878,831	(a)
1,005,000	RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (1M USD LIBOR + 3.75%), 3.91%, due 11/17/2025	980,769	(e)(f)
423,566	Select Medical Corporation, Term Loan B, (1M USD LIBOR + 2.50%), 2.68%, due 3/6/2025	409,978

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Sound Inpatient Physicians
$418,362	First Lien Term Loan, (1M USD LIBOR + 2.75%), 2.91%, due 6/27/2025	$403,460
215,000	Second Lien Term Loan, (1M USD LIBOR + 6.75%), 6.91%, due 6/26/2026	205,863
1,389,176	Team Health Holdings, Inc., First Lien Term Loan, (1M USD LIBOR + 2.75%), 3.75%, due 2/6/2024	1,097,449
	Tivity Health Inc.
270,000	Term Loan A, (1M USD LIBOR + 4.25%), 4.41%, due 3/8/2024	244,688
552,523	Term Loan B, (1M USD LIBOR + 5.25%), 5.41%, due 3/6/2026	500,724
1,430,382	Verscend Holding Corp., Term Loan B, (1M USD LIBOR + 4.50%), 4.66%, due 8/27/2025	1,422,343
		15,750,657
Health Insurance 0.4%
649,081	AmWINS Group, Inc., Term Loan B, (1M USD LIBOR + 2.75%), 3.75%, due 1/25/2024	639,715	(e)(f)
Industrial Equipment 2.5%
274,023	AI Alpine AT Bidco GmbH, Term Loan B, (3M USD LIBOR + 3.00%, 6M USD LIBOR + 3.00%), 4.21% - 4.22%, due 10/31/2025	243,880	(a)(g)
856,825	Brookfield WEC Holdings Inc., Term Loan, (1M USD LIBOR + 3.00%), 3.75%, due 8/1/2025	837,118
335,624	Circor International, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 4.25%, due 12/11/2024	326,186
369,529	Crosby US Acquisition Corp., Term Loan B, (1M USD LIBOR + 4.75%), 4.93%, due 6/26/2026	345,510
612,680	Filtration Group Corporation, First Lien Term Loan, (1M USD LIBOR + 3.00%), 3.16%, due 3/29/2025	598,129
365,704	Granite Holdings US Acquisition Co., Term Loan B, (3M USD LIBOR + 5.25%), 6.32%, due 9/30/2026	320,905	(a)
382,500	Hyster-Yale Group, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 3.41%, due 5/30/2023	355,725	(a)
335,000	Pro Mach Group, Inc., Term Loan, (USD LIBOR + 3.50%), due 3/7/2025	318,669	(e)(f)
345,000	Star US Bidco LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.25%, due 3/17/2027	315,030
		3,661,152
Leisure Goods - Activities - Movies 3.0%
355,000	Banijay Entertainment S.A.S, Term Loan, (3M USD LIBOR + 3.75%), 3.91%, due 3/1/2025	342,575	(a)
655,000	Carnival Corporation, Term Loan B, (1M USD LIBOR + 7.50%), 8.50%, due 6/30/2025	640,675	(e)(f)
354,204	Crown Finance US, Inc., Term Loan, (3M USD LIBOR + 2.25%), 3.32%, due 2/28/2025	222,890
645,000	Delta 2 (LUX) S.a.r.l., Term Loan, (1M USD LIBOR + 2.50%), 3.50%, due 2/1/2024	621,619
730,625	Emerald Expositions Holding, Inc., Term Loan B, (1M USD LIBOR + 2.75%), 2.91%, due 5/22/2024	657,928

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Motion Finco Sarl
$76,283	Term Loan B2, (3M USD LIBOR + 3.25%), 4.32%, due 11/12/2026	$68,120
565,764	Term Loan B1, (3M USD LIBOR + 3.25%), 4.32%, due 11/12/2026	505,227
1,012,233	Playtika Holding Corp, Term Loan B, (3M USD LIBOR + 6.00%), 7.07%, due 12/10/2024	1,019,825	(e)(f)
366,461	SeaWorld Parks & Entertainment, Inc., Term Loan B5, (1M USD LIBOR + 3.00%), 3.75%, due 3/31/2024	338,749
		4,417,608
Lodging & Casinos 2.6%
724,025	Alterra Mountain Company, Term Loan B, (1M USD LIBOR + 4.50%), 5.50%, due 8/1/2026	718,595	(a)(e)(f)
255,000	Aristocrat Leisure Limited, Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 10/19/2024	256,275	(a)
605,781	Caesars Resort Collection, LLC, First Lien Term Loan B, (1M USD LIBOR + 2.75%), 2.91%, due 12/23/2024	556,410
441,085	Golden Entertainment, Inc., First Lien Term Loan, (1M USD LIBOR + 3.00%), 3.75%, due 10/21/2024	400,836
174,109	GVC Holdings (Gibraltar) Limited, Term Loan B3, (6M USD LIBOR + 2.25%), 3.31%, due 3/29/2024	168,886
784,989	Mohegan Tribal Gaming Authority, Term Loan B, (3M USD LIBOR + 4.38%), 5.38%, due 10/13/2023	652,664
436,117	Scientific Games International, Inc., Term Loan B5, (1M USD LIBOR + 2.75%, 3M USD LIBOR + 2.75%, 6M USD LIBOR + 2.75%), 2.91% - 3.61%, due 8/14/2024	396,243	(g)
500,369	Stars Group Holdings B.V. (The), Term Loan, (3M USD LIBOR + 3.50%), 3.81%, due 7/10/2025	500,024
234,815	Station Casinos LLC, Term Loan B, (1M USD LIBOR + 2.25%), 2.50%, due 2/8/2027	216,224
		3,866,157
Nonferrous Metals - Minerals 0.8%
791,055	Covia Holdings Corporation, Term Loan, (1Y USD LIBOR + 4.00%), 5.39%, due 6/1/2025	491,277	(i)
117,733	SCIH Salt Holdings Inc., Term Loan B, (USD LIBOR + 4.50%), due 3/16/2027	116,483	(e)(f)
803,814	U.S. Silica Company, Term Loan B, (1M USD LIBOR + 4.00%), 5.00%, due 5/1/2025	613,575
		1,221,335
Oil & Gas 4.8%
1,053,934	BCP Raptor II, LLC, First Lien Term Loan, (1M USD LIBOR + 4.75%), 4.91%, due 11/3/2025	661,870
1,146,035	BCP Raptor, LLC, Term Loan B, (3M USD LIBOR + 4.25%), 5.25%, due 6/24/2024	869,554
1,064,756	BCP Renaissance Parent LLC, Term Loan B, (3M USD LIBOR + 3.50%), 4.50%, due 10/31/2024	957,397
376,071	Brazos Delaware II, LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.18%, due 5/21/2025	260,027
735,000	Gavilan Resources, LLC, Second Lien Term Loan, (1Y USD LIBOR + 6.00%), 7.00% due 3/1/2024	3,675	(a)(i)
1,150,260	Lower Cadence Holdings LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.16%, due 5/22/2026	1,012,712
1,103,375	Lucid Energy Group II Borrower, LLC, First Lien Term Loan, (1M USD LIBOR + 3.00%), 4.00%, due 2/17/2025	935,110
922,935	Medallion Midland Acquisition, LLC, First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.25%, due 10/30/2024	824,642

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$956,878	Prairie ECI Acquiror LP, Term Loan B, (1M USD LIBOR + 4.75%), 4.91%, due 3/11/2026	$860,511
877,250	Traverse Midstream Partners LLC, Term Loan, (1M USD LIBOR + 4.00%), 5.00%, due 9/27/2024	763,207
		7,148,705
Property & Casualty Insurance 1.3%
	Asurion LLC
1,085,008	Term Loan B7, (1M USD LIBOR + 3.00%), 3.16%, due 11/3/2024	1,066,357	(e)(f)
872,273	Second Lien Term Loan, (1M USD LIBOR + 6.50%), 6.67%, due 8/4/2025	878,544	(e)(f)
		1,944,901
Publishing 0.4%
	Nielsen Finance LLC
287,036	Term Loan B4, (1M USD LIBOR + 2.00%), 2.18%, due 10/4/2023	278,359
342,571	Term Loan B5, (1M USD LIBOR + 3.75%), 4.75%, due 6/4/2025	342,571	(e)(f)
		620,930
Radio & Television 0.6%
555,800	Diamond Sports Group, LLC, Term Loan, (1M USD LIBOR + 3.25%), 3.42%, due 8/24/2026	442,556
220,000	Terrier Media Buyer, Inc., Term Loan B, (1M USD LIBOR + 4.25%), 4.41%, due 12/17/2026	212,714
215,121	Univision Communications Inc., Term Loan C5, (1M USD LIBOR + 2.75%), 3.75%, due 3/15/2024	205,786
		861,056
Retailers (except food & drug) 1.5%
1,204,969	Bass Pro Group, LLC, Term Loan B, (3M USD LIBOR + 5.00%), 6.07%, due 9/25/2024	1,196,872	(e)(f)
	EG America LLC
241,072	Term Loan, (6M USD LIBOR + 4.00%), 5.07%, due 2/7/2025	228,674
100,494	Second Lien Term Loan, (6M USD LIBOR + 8.00%), 9.07%, due 4/20/2026	92,203
210,000	PetSmart, Inc., Term Loan, (USD LIBOR + 4.00%), due 3/11/2022	208,820	(e)(f)
523,549	Staples, Inc., Term Loan, (3M USD LIBOR + 5.00%), 5.69%, due 4/16/2026	449,236
		2,175,805
Steel 1.4%
65,000	Apergy Corporation, Term Loan, (3M USD LIBOR + 5.00%), 6.00%, due 5/28/2027	64,025	(a)
1,126,975	Big River Steel LLC, Term Loan B, (3M USD LIBOR + 5.00%), 6.00%, due 8/23/2023	1,070,626
631,141	MRC Global (US) Inc., First Lien Term Loan B, (1M USD LIBOR + 3.00%), 3.16%, due 9/20/2024	590,117	(a)
401,008	TMS International Corp., Term Loan B2, (1M USD LIBOR + 2.75%, 3M USD LIBOR + 2.75%), 3.75%, due 8/14/2024	376,947	(a)(g)
		2,101,715
Surface Transport 0.4%
565,084	Hertz Corporation, (The), Term Loan B, (1M USD LIBOR + 2.75%), 3.50%, due 6/30/2023	535,417

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Telecommunications 6.3%
$438,542	CenturyLink, Inc., Term Loan B, (1M USD LIBOR + 2.25%), 2.41%, due 3/15/2027	$421,671
613,000	Connect Finco Sarl, Term Loan B, (1M USD LIBOR + 4.50%), 5.50%, due 12/11/2026	596,142
335,000	Consolidated Communications, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 4.00%, due 10/4/2023	324,019
2,435,980	Frontier Communications Corp., Term Loan B1, (3M USD LIBOR + 2.75%, 1M USD LIBOR + 3.75%), 3.91% - 6.00%, due 6/15/2024	2,393,350	(g)
1,646,486	GTT Communications, Inc., Term Loan B, (1M USD LIBOR + 2.75%), 2.91%, due 5/31/2025	1,219,767
	Intelsat Jackson Holdings S.A.
72,029	Term Loan, (3M USD LIBOR + 5.50%), 6.50%, due 7/13/2022	73,230	(e)(f)
1,515,000	Term Loan B3, (3M USD LIBOR + 3.75%), 8.00%, due 11/27/2023	1,523,757	(e)(f)
888,035	Iridium Satellite LLC, Term Loan, (1M USD LIBOR + 3.75%), 4.75%, due 11/4/2026	886,738	(e)(f)
899,176	MTN Infrastructure TopCo Inc, First Lien Term Loan B, (1M USD LIBOR + 3.00%), 4.00%, due 11/15/2024	875,195
1,042,388	Zayo Group Holdings, Inc., Term Loan, (1M USD LIBOR + 3.00%), 3.16%, due 3/9/2027	1,011,116
		9,324,985
Utilities 4.7%
1,491,358	Blackstone CQP Holdco LP, Term Loan B, (3M USD LIBOR + 3.50%), 3.81%, due 9/30/2024	1,448,169
950,613	Eastern Power, LLC, Term Loan B, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 4.75%, due 10/2/2025	937,143	(g)
1,169,799	Edgewater Generation, L.L.C., Term Loan, (1M USD LIBOR + 3.75%), 3.91%, due 12/13/2025	1,131,149
1,126,844	Granite Generation LLC, Term Loan B, (3M USD LIBOR + 3.75%, 1MY USD LIBOR + 3.75%), 4.75%, due 11/9/2026	1,109,243	(e)(f)(g)
869,476	Kestrel Acquisition, LLC, Term Loan B, (3M USD LIBOR + 4.25%), 5.25%, due 6/2/2025	762,965
	Lonestar II Generation Holdings LLC
287,277	Term Loan B, (1M USD LIBOR + 5.00%), 5.16%, due 4/20/2026	280,692
34,821	Term Loan C, (1M USD LIBOR + 5.00%), 5.16%, due 4/20/2026	34,023
445,687	Nautilus Power, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.25%, due 5/16/2024	434,767
790,875	Talen Energy Supply, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 3.91%, due 7/8/2026	771,103
		6,909,254

	Total Loan Assignments (Cost $131,519,302)	124,899,354

Corporate Bonds 7.2%
Aerospace/Defense 0.3%
390,000	Boeing Co., 4.51%, due 5/1/2023	407,720
Air Transportation 0.3%
435,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, due 6/20/2027	450,225	(j)
Auto Parts & Equipment 0.4%
520,000	Clarios Global L.P., 6.75%, due 5/15/2025	559,000	(j)

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Automakers 0.2%
$270,000	Ford Motor Co., 8.50%, due 4/21/2023	$299,746
Building Materials 0.2%
80,000	CD&R Smokey Buyer, Inc., 6.75%, due 7/15/2025	85,600	(j)
230,000	Forterra Finance LLC/FRTA Finance Corp., 6.50%, due 7/15/2025	243,800	(j)
		329,400
Business Equipment & Services 0.2%
358,434	Brock Holdings Notes 2022, 15.00%, due 4/24/2022	322,591	(a)(b)
Electric - Integrated 0.2%
325,000	Talen Energy Supply LLC, 6.63%, due 1/15/2028	326,342	(j)
Gas Distribution 0.3%
370,000	EQT Midstream Partners L.P., 4.75%, due 7/15/2023	375,180
Health Facilities 0.9%
	CHS/Community Health Systems, Inc.
250,000	8.13%, due 6/30/2024	158,443	(j)
475,000	6.63%, due 2/15/2025	479,892	(j)
305,000	LifePoint Health, Inc., 6.75%, due 4/15/2025	328,637	(j)
410,000	MEDNAX, Inc., 5.25%, due 12/1/2023	415,125	(j)
		1,382,097
Machinery 0.3%
445,000	Vertical U.S. Newco, Inc., 5.25%, due 7/15/2027	471,700	(j)
Media Content 0.6%
195,762	iHeartCommunications, Inc., 6.38%, due 5/1/2026	206,040
720,000	Univision Communications, Inc., 5.13%, due 2/15/2025	698,400	(j)(k)
		904,440
Software - Services 0.3%
380,000	BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, due 1/31/2026	393,889	(j)

Specialty Retail 0.3%
415,000	eG Global Finance PLC, 8.50%, due 10/30/2025	453,354	(j)
Support - Services 0.8%
240,000	APX Group, Inc., 6.75%, due 2/15/2027	239,280	(j)
390,000	Garda World Security Corp., 4.63%, due 2/15/2027	400,694	(j)(k)
655,000	Staples, Inc., 7.50%, due 4/15/2026	574,631	(j)
		1,214,605
Technology 0.2%
270,000	Tempo Acquisition LLC/FI, 5.75%, due 6/1/2025	284,175	(j)
Telecom - Wireline Integrated & Services 1.4%
325,000	Altice Financing SA, 5.00%, due 1/15/2028	333,629	(j)
830,000	Altice France SA, 5.50%, due 1/15/2028	875,650	(j)(k)
790,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.00%, due 4/15/2023	790,000	(j)
		1,999,279
Theaters & Entertainment 0.3%
355,000	Live Nation Entertainment, Inc., 6.50%, due 5/15/2027	381,625	(j)
	Total Corporate Bonds (Cost $10,338,310)	$10,555,368

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Asset-Backed Securities 2.0%
	Magnetite CLO Ltd.
$385,000	Ser. 2015-15A, Class ER, (3M USD LIBOR + 5.20%), 5.44%, due 7/25/2031	320,730	(d)(j)
700,000	Ser. 2015-12A, Class ER, (3M USD LIBOR + 5.68%), 5.96%, due 10/15/2031	618,459	(d)(j)
1,000,000	Palmer Square CLO Ltd., Ser. 2015-1A, Class DR2, (3M USD LIBOR + 6.25%), 6.62%, due 5/21/2029	837,654	(d)(j)(k)
1,250,000	TCI-Flatiron CLO Ltd., Ser. 2016-1A, Class ER, (3M USD LIBOR + 6.90%), 7.17%, due 7/17/2028	1,134,504	(d)(j)(k)

	Total Asset-Backed Securities (Cost $3,319,000)	2,911,347

NUMBER OF SHARES
Short-Term Investments 5.4%
Investment Companies 5.4%
7,961,310	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.09%(l) (Cost $7,961,310)	$7,961,310	(k)
	Total Investments 99.7% (Cost $154,638,394)	147,105,120
	Other Assets Less Liabilities 0.3%	462,502	(m)(n)
	Net Assets 100.0%	$147,567,622

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of July 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2020 amounted to $671,711, which represents 0.5% of net assets of the Fund.
(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2020 and changes periodically.
(e)	All or a portion of this security was purchased on a delayed delivery basis.
(f)	All or a portion of this security has not settled as of July 31, 2020 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(g)	The stated interest rates represent the range of rates at July 31, 2020 of the underlying contracts within the Loan Assignment.
(h)	Fixed coupon.
(i)	Defaulted security.
(j)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2020, these securities amounted to $11,855,438, which represents 8.0% of net assets of the Fund.
(k)	All or a portion of this security is segregated in connection with obligations for swaps and/or delayed delivery securities with a total value of $11,908,212.
(l)	Represents 7-day effective yield as of July 31, 2020.
(m)	As of July 31, 2020, the value of unfunded loan commitments was $583,934 for the Fund (see Notes to Schedule of Investments).
(n)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$122,101,081	82.7%
Luxembourg	5,458,998	3.7%
France	3,118,561	2.1%
Cayman Islands	2,911,347	2.0%
United Kingdom	2,916,894	2.0%
Canada	1,908,954	1.3%
Germany	471,700	0.3%
Australia	256,275	0.2%
Short-Term Investments and Other Assets-Net	8,423,812	5.7%
	$147,567,622	100.0%

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

Total return swap contracts ("total return swaps")

At July 31, 2020, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps - Long (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	iBoxx USD Liquid Leveraged Loans Total Return Index	USD	1,760,101	9/20/2020	0.31%	—	3M USD LIBOR	3M/3M	$60,101	$(109)	$59,992
MS	iBoxx USD Liquid Leveraged Loans Total Return Index	USD	3,461,232	9/20/2020	0.31%	—	3M USD LIBOR	T/3M	161,232	(1,123)	160,109
Total									$221,333	$(1,232)	$220,101

(a) The fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.

(b) Effective rate at July 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Business Equipment & Services	$—	$—	$349,120	$349,120
Other Common Stocks(a)	428,621	—	—	428,621
Total Common Stocks	428,621	—	349,120	777,741
Loan Assignments
Aerospace & Defense	—	1,901,364	453,621	2,354,985
Building & Development	—	2,778,401	1,452,490	4,230,891
Electronics - Electrical	—	15,597,192	851,350	16,448,542
Food Service	—	—	273,875	273,875
Health Care	—	13,901,740	1,848,917	15,750,657
Industrial Equipment	—	2,740,642	920,510	3,661,152
Leisure Goods - Activities - Movies	—	4,075,033	342,575	4,417,608
Lodging & Casinos	—	2,891,287	974,870	3,866,157
Oil & Gas	—	7,145,030	3,675	7,148,705
Steel	—	1,070,626	1,031,089	2,101,715
Other Loan Assignments(a)	—	64,645,067	—	64,645,067
Total Loan Assignments	—	116,746,382	8,152,972	124,899,354
Corporate Bonds
Business Equipment & Services	—	—	322,591	322,591
Other Corporate Bonds(a)	—	10,232,777	—	10,232,777
Total Corporate Bonds	—	10,232,777	322,591	10,555,368
Asset-Backed Securities	—	2,911,347	—	2,911,347
Short-Term Investments	—	7,961,310	—	7,961,310
Total Investments	$428,621	$137,851,816	$8,824,684	$147,105,120

(a) The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

(b) The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted) Investments in Securities:	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held at 7/31/2020
Common Stocks(c)	$436	$—	$—	$(87)	$—	$—	$—	$—	$349	$(87)
Loan Assignments (d)	13,407	12	(413)	(270)	5,253	(6,443)	3,480	(6,873)	8,153	(284)
Corporate Bonds(c)	333	—	—	(36)	26	—	—	—	323	(36)
Total	$14,176	$12	$(413)	$(393)	$5,279	$(6,443)	$3,480	$(6,873)	$8,825	$(407)

(c) As of the period ended July 31, 2020, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(d) Securities categorized as Level 3 were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Assets	$—	$220,101	$—	$220,101
Total	$—	$220,101	$—	$220,101

^           A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) July 31, 2020

PRINCIPAL AMOUNT		VALUE
Loan Assignments(a) 3.4%
Building & Development 0.2%
$2,907,583	NCI Building Systems, Inc., Term Loan, (1M USD LIBOR + 3.75)%, 3.93%, due 4/12/2025	$2,843,994
Chemicals & Plastics 0.3%
	Solenis Holdings LLC
3,395,771	First Lien Term Loan, (3M USD LIBOR + 4.00)%, 4.36%, due 6/26/2025	3,297,531
2,455,000	Second Lien Term Loan, (3M USD LIBOR + 8.50)%, 8.86%, due 6/26/2026	2,131,922
		5,429,453
Containers & Glass Products 0.2%
4,937,995	BWAY Holding Company, Term Loan B, (3M USD LIBOR + 3.25)%, 3.52%, due 4/3/2024	4,600,977
Electrical & Electronics 0.1%
2,440,000	Redstone Buyer LLC, Term Loan, (USD LIBOR + 5.00)%, due 6/29/2027	2,415,600	(b)(c)(d)
Food Service 0.1%
3,160,000	Welbilt, Inc., Term Loan B, (1M USD LIBOR + 2.50)%, 2.66%, due 10/23/2025	2,765,000	(d)
Industrial Equipment 0.2%
4,327,300	Granite Holdings US Acquisition Co., Term Loan B, (3M USD LIBOR + 5.25)%, 6.32%, due 9/30/2026	3,797,206	(d)
Leisure Goods - Activities - Movies 0.1%
2,515,000	Carnival Corporation, Term Loan B, (1M USD LIBOR + 7.50)%, 8.50%, due 6/30/2025	2,459,997
Oil & Gas 0.7%
3,580,314	BCP Raptor, LLC, Term Loan B, (3M USD LIBOR + 4.25)%, 5.25%, due 6/24/2024	2,716,563
3,865,549	Brazos Delaware II, LLC, Term Loan B, (1M USD LIBOR + 4.00)%, 4.18%, due 5/21/2025	2,672,756
9,625,506	Lower Cadence Holdings LLC, Term Loan B, (1M USD LIBOR + 4.00)%, 4.16%, due 5/22/2026	8,474,488
		13,863,807
Retailers (except food & drug) 0.7%
11,484,099	Bass Pro Group, LLC, Term Loan B, (3M USD LIBOR + 5.00)%, 6.07%, due 9/25/2024	11,406,926
3,287,430	Staples, Inc., Term Loan, (3M USD LIBOR + 5.00)%, 5.69%, due 4/16/2026	2,820,812
		14,227,738
Telecommunications 0.6%
8,112,436	Frontier Communications Corp., Term Loan B1, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 2.75)%, 5.35% - 6.00%, due 6/15/2024	7,970,468	(e)
	Intelsat Jackson Holdings S.A.
1,015,000	Term Loan, (3M USD LIBOR + 5.50)%, 6.50%, due 7/13/2022	1,031,920
2,617,417	Term Loan B3, (3M USD LIBOR + 4.75)%, 8.00%, due 11/27/2023	2,632,546
		11,634,934
Utilities 0.2%
3,726,220	Granite Generation LLC, Term Loan B, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75)%, 4.75%, due 11/9/2026	3,668,017	(e)

	Total Loan Assignments (Cost $71,518,629)	67,706,723

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Corporate Bonds 86.0%
Advertising 0.7%
$4,775,000	Nielsen Co. Luxembourg S.a.r.l., 5.00%, due 2/1/2025	$4,900,439	(f)(g)
	Outfront Media Capital LLC/Outfront Media Capital Corp.
6,081,000	5.00%, due 8/15/2027	5,954,029	(g)
2,850,000	4.63%, due 3/15/2030	2,664,750	(g)
		13,519,218
Aerospace & Defense 1.8%
1,855,000	BBA U.S. Holdings, Inc., 5.38%, due 5/1/2026	1,925,314	(g)
3,400,000	Boeing Co., 5.15%, due 5/1/2030	3,723,577
1,775,000	Science Applications Int'l Corp., 4.88%, due 4/1/2028	1,859,313	(g)
	TransDigm, Inc.
5,595,000	6.38%, due 6/15/2026	5,485,114
10,605,000	7.50%, due 3/15/2027	10,817,100
12,735,000	5.50%, due 11/15/2027	12,081,694
		35,892,112
Air Transportation 0.7%
2,785,000	American Airlines Group, Inc., 3.75%, due 3/1/2025	1,239,492	(g)
1,770,000	Delta Air Lines, Inc., 7.38%, due 1/15/2026	1,754,327
9,555,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, due 6/20/2027	9,889,425	(g)
2,115,000	United Airlines Holdings, Inc., 4.25%, due 10/1/2022	1,888,145	(f)
		14,771,389
Auto Loans 2.0%
	Ford Motor Credit Co. LLC
1,680,000	5.75%, due 2/1/2021	1,701,000
1,730,000	3.47%, due 4/5/2021	1,730,000
1,700,000	5.88%, due 8/2/2021	1,744,625
2,777,000	3.81%, due 10/12/2021	2,805,436
5,625,000	3.09%, due 1/9/2023	5,600,363
1,880,000	3.10%, due 5/4/2023	1,861,200
1,960,000	3.66%, due 9/8/2024	1,972,838
1,895,000	4.69%, due 6/9/2025	1,977,622
8,110,000	5.13%, due 6/16/2025	8,645,828
3,535,000	4.39%, due 1/8/2026	3,631,081
6,800,000	5.11%, due 5/3/2029	7,250,500
		38,920,493
Auto Parts & Equipment 1.3%
3,420,000	American Axle & Manufacturing, Inc., 6.88%, due 7/1/2028	3,487,408
2,470,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	2,426,775	(g)
	Goodyear Tire & Rubber Co.
8,240,000	9.50%, due 5/31/2025	9,259,700
3,000,000	5.00%, due 5/31/2026	3,000,000
	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
4,455,000	6.25%, due 5/15/2026	4,767,385	(g)
1,840,000	8.50%, due 5/15/2027	1,933,840	(g)
		24,875,108

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Automakers 1.1%
	Ford Motor Co.
$1,725,000	9.00%, due 4/22/2025	$2,032,266
7,980,000	9.63%, due 4/22/2030	10,587,784
1,647,000	7.45%, due 7/16/2031	1,952,189
4,975,000	4.75%, due 1/15/2043	4,552,125
2,480,000	5.29%, due 12/8/2046	2,356,744
		21,481,108
Banking 1.0%
3,850,000	CIT Group, Inc., 5.25%, due 3/7/2025	4,119,500	(f)
11,850,000	GMAC LLC, 8.00%, due 11/1/2031	16,386,672
		20,506,172
Brokerage 0.5%
	LPL Holdings, Inc.
4,080,000	5.75%, due 9/15/2025	4,243,200	(g)
4,545,000	4.63%, due 11/15/2027	4,681,350	(g)
		8,924,550
Building & Construction 0.9%
3,950,000	Shea Homes L.P./Shea Homes Funding Corp., 4.75%, due 2/15/2028	4,144,142	(g)
	Taylor Morrison Communities, Inc.
1,375,000	5.88%, due 6/15/2027	1,519,375	(g)
4,518,000	5.75%, due 1/15/2028	5,072,404	(g)
2,655,000	5.13%, due 8/1/2030	2,900,588	(g)
	TRI Pointe Group, Inc.
1,825,000	5.25%, due 6/1/2027	1,916,250
1,235,000	5.70%, due 6/15/2028	1,358,500
		16,911,259
Building Materials 2.3%
14,520,000	Beacon Roofing Supply, Inc., 4.88%, due 11/1/2025	14,213,192	(g)
1,260,000	CD&R Waterworks L.P., 6.13%, due 8/15/2025	1,297,901	(g)
2,870,000	Forterra Finance LLC/FRTA Finance Corp., 6.50%, due 7/15/2025	3,042,200	(g)
4,545,000	GPC Merger Sub, Inc., 7.13%, due 8/15/2028	4,726,800	(g)(h)
	Jeld-Wen, Inc.
1,675,000	4.63%, due 12/15/2025	1,691,750	(g)
4,425,000	4.88%, due 12/15/2027	4,502,437	(g)
	Masonite Int'l Corp.
1,745,000	5.75%, due 9/15/2026	1,828,551	(g)
4,110,000	5.38%, due 2/1/2028	4,377,150	(g)
4,630,000	PLY Gem Midco LLC, 8.00%, due 4/15/2026	4,757,047	(g)
	Standard Industries, Inc.
1,965,000	5.00%, due 2/15/2027	2,098,424	(g)
3,300,000	4.38%, due 7/15/2030	3,564,000	(g)
		46,099,452

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Cable & Satellite Television 6.4%
	CCO Holdings LLC/CCO Holdings Capital Corp.
$9,815,000	5.75%, due 2/15/2026	$10,256,675	(g)
5,075,000	5.50%, due 5/1/2026	5,368,335	(g)
14,285,000	5.00%, due 2/1/2028	15,142,100	(g)
5,105,000	4.75%, due 3/1/2030	5,433,634	(g)
7,085,000	4.50%, due 8/15/2030	7,509,391	(g)
9,645,000	4.25%, due 2/1/2031	10,059,630	(g)
5,130,000	4.50%, due 5/1/2032	5,412,150	(g)
	CSC Holdings LLC
4,045,000	6.63%, due 10/15/2025	4,227,025	(g)
3,948,000	10.88%, due 10/15/2025	4,232,651	(g)
3,250,000	5.50%, due 5/15/2026	3,408,438	(g)
16,030,000	5.50%, due 4/15/2027	17,192,175	(g)
4,615,000	7.50%, due 4/1/2028	5,308,635	(g)
7,610,000	5.75%, due 1/15/2030	8,436,065	(g)
1,105,000	4.13%, due 12/1/2030	1,164,394	(g)
4,865,000	4.63%, due 12/1/2030	5,108,250	(g)
4,745,000	DISH DBS Corp., 7.38%, due 7/1/2028	5,022,393	(g)
10,225,000	Dolya Holdco 18 DAC, 5.00%, due 7/15/2028	10,671,423	(g)
2,525,000	Virgin Media Finance PLC, 5.00%, due 7/15/2030	2,638,221	(g)
1,115,000	Virgin Media Secured Finance PLC, 5.50%, due 8/15/2026	1,184,453	(g)
		127,776,038
Chemicals 1.4%
2,015,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., 4.75%, due 6/15/2027	2,110,712	(g)
2,045,000	Minerals Technologies, Inc., 5.00%, due 7/1/2028	2,122,301	(g)
5,775,000	Nouryon Holding BV, 8.00%, due 10/1/2026	6,159,442	(f)(g)
	NOVA Chemicals Corp.
3,950,000	4.88%, due 6/1/2024	3,940,125	(g)
2,030,000	5.25%, due 6/1/2027	1,920,887	(g)
2,900,000	Olin Corp., 5.63%, due 8/1/2029	2,784,290
2,660,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.38%, due 9/1/2025	2,626,750	(g)
1,255,000	Tronox Finance PLC, 5.75%, due 10/1/2025	1,242,450	(g)
1,305,000	Tronox, Inc., 6.50%, due 4/15/2026	1,308,263	(f)(g)
1,360,000	Valvoline, Inc., 4.38%, due 8/15/2025	1,405,900	(g)
2,085,000	WR Grace & Co-Conn, 4.88%, due 6/15/2027	2,220,525	(g)
		27,841,645
Consumer - Commercial Lease Financing 1.1%
3,887,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	3,094,052	(g)(i)
4,830,000	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	3,006,675	(g)(j)
	Springleaf Finance Corp.
5,660,000	6.13%, due 3/15/2024	6,159,382
3,305,000	8.88%, due 6/1/2025	3,726,388
3,025,000	7.13%, due 3/15/2026	3,546,298
3,000,000	5.38%, due 11/15/2029	3,165,300
		22,698,095
Diversified Capital Goods 0.5%
3,680,000	Amsted Industries, Inc., 4.63%, due 5/15/2030	3,753,600	(g)
3,680,000	EnerSys, 4.38%, due 12/15/2027	3,717,904	(g)
2,705,000	Resideo Funding, Inc., 6.13%, due 11/1/2026	2,759,100	(g)
		10,230,604

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Electric - Generation 2.8%
	Calpine Corp.
$14,095,000	5.75%, due 1/15/2025	$14,503,755	(f)
14,775,000	4.50%, due 2/15/2028	15,255,188	(g)
6,780,000	5.13%, due 3/15/2028	7,042,725	(g)
6,530,000	4.63%, due 2/1/2029	6,595,169	(g)(h)
9,184,000	5.00%, due 2/1/2031	9,412,498	(g)(h)
1,960,000	Clearway Energy Operating LLC, 4.75%, due 3/15/2028	2,094,750	(g)
		54,904,085
Electric - Integrated 0.8%
	Talen Energy Supply LLC
5,660,000	10.50%, due 1/15/2026	4,385,934	(g)
6,155,000	7.25%, due 5/15/2027	6,401,200	(g)
2,380,000	6.63%, due 1/15/2028	2,389,829	(g)
1,980,000	7.63%, due 6/1/2028	2,069,100	(g)
		15,246,063
Electronics 0.3%
2,090,000	Amkor Technology, Inc., 6.63%, due 9/15/2027	2,299,000	(g)
3,035,000	Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/2026	3,194,641	(g)
		5,493,641
Energy - Exploration & Production 4.8%
	Apache Corp.
2,805,000	4.38%, due 10/15/2028	2,801,494
3,000,000	4.25%, due 1/15/2030	2,888,400
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.
890,000	10.00%, due 4/1/2022	735,630	(g)
13,975,000	7.00%, due 11/1/2026	8,944,000	(g)
4,860,000	Comstock Escrow Corp., 9.75%, due 8/15/2026	4,860,000
2,540,000	Comstock Resources, Inc., 9.75%, due 8/15/2026	2,539,187
11,005,000	CrownRock L.P./CrownRock Finance, Inc., 5.63%, due 10/15/2025	10,784,900	(g)
	Hilcorp Energy I L.P./Hilcorp Finance Co.
3,760,000	5.75%, due 10/1/2025	3,564,950	(g)
2,850,000	6.25%, due 11/1/2028	2,618,437	(g)
6,245,000	Matador Resources Co., 5.88%, due 9/15/2026	4,753,944
	Occidental Petroleum Corp.
1,790,000	3.13%, due 2/15/2022	1,762,613
5,445,000	2.70%, due 2/15/2023	5,222,082
5,780,000	2.90%, due 8/15/2024	5,438,691
5,820,000	7.50%, due 5/1/2031	6,154,650
6,700,000	6.60%, due 3/15/2046	6,539,669
3,099,000	Parsley Energy LLC/Parsley Finance Corp., 5.63%, due 10/15/2027	3,246,202	(g)
5,545,000	PDC Energy, Inc., 5.75%, due 5/15/2026	5,557,254
	Range Resources Corp.
3,370,000	4.88%, due 5/15/2025	2,822,375	(f)
5,510,000	9.25%, due 2/1/2026	5,317,150	(g)
	WPX Energy, Inc.
3,890,000	5.25%, due 9/15/2024	4,010,201
1,010,000	5.75%, due 6/1/2026	1,030,200
2,965,000	5.88%, due 6/15/2028	3,037,287
		94,629,316

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Food - Wholesale 1.9%
	Kraft Heinz Foods Co.
$2,630,000	3.88%, due 5/15/2027	$2,832,471	(g)
8,120,000	5.20%, due 7/15/2045	9,259,953
8,460,000	4.88%, due 10/1/2049	9,343,604	(g)
	Performance Food Group, Inc.
1,310,000	6.88%, due 5/1/2025	1,411,525	(f)(g)
7,135,000	5.50%, due 10/15/2027	7,366,887	(g)
3,120,000	Post Holdings, Inc., 4.63%, due 4/15/2030	3,283,800	(g)
4,390,000	U.S. Foods, Inc., 6.25%, due 4/15/2025	4,708,275	(g)
		38,206,515
Gaming 0.9%
	Boyd Gaming Corp.
4,030,000	6.38%, due 4/1/2026	4,120,675
1,845,000	6.00%, due 8/15/2026	1,868,063
7,890,000	Churchill Downs, Inc., 5.50%, due 4/1/2027	8,254,912	(g)
2,070,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, due 6/15/2025	2,176,067	(g)
1,690,000	VICI Properties L.P./VICI Note Co., Inc., 4.63%, due 12/1/2029	1,778,725	(g)
		18,198,442
Gas Distribution 6.6%
2,170,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/2024	1,968,494
	Buckeye Partners L.P.
3,945,000	4.13%, due 3/1/2025	3,964,725	(g)
9,825,000	3.95%, due 12/1/2026	9,751,312
4,760,000	4.13%, due 12/1/2027	4,641,000
3,995,000	4.50%, due 3/1/2028	3,975,025	(g)
3,770,000	5.85%, due 11/15/2043	3,468,400
	Cheniere Energy Partners L.P.
8,590,000	5.25%, due 10/1/2025	8,804,750
9,385,000	4.50%, due 10/1/2029	9,927,453
8,720,000	DCP Midstream LLC, 5.85%, due 5/21/2043	6,627,200	(g)(i)
	DCP Midstream Operating L.P.
4,679,000	5.63%, due 7/15/2027	4,854,462
5,236,000	5.60%, due 4/1/2044	4,579,982
	EQM Midstream Partners L.P.
2,380,000	6.00%, due 7/1/2025	2,524,371	(g)
3,040,000	6.50%, due 7/1/2027	3,351,904	(g)
	EQT Midstream Partners L.P.
4,785,000	4.75%, due 7/15/2023	4,851,990
2,605,000	4.00%, due 8/1/2024	2,611,799
3,855,000	4.13%, due 12/1/2026	3,748,987
8,782,000	5.50%, due 7/15/2028	9,105,178
	Genesis Energy L.P./Genesis Energy Finance Corp.
2,920,000	6.50%, due 10/1/2025	2,704,650
5,125,000	6.25%, due 5/15/2026	4,817,500
	Global Partners L.P./GLP Finance Corp.
805,000	7.00%, due 6/15/2023	793,086
3,630,000	7.00%, due 8/1/2027	3,512,025
6,045,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, due 4/15/2025	2,962,050

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
$1,645,000	4.75%, due 10/1/2023	$1,585,402	(g)
2,115,000	5.50%, due 9/15/2024	2,028,433	(g)
4,090,000	6.00%, due 3/1/2027	3,715,765	(g)
1,885,000	5.50%, due 1/15/2028	1,677,424	(g)
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
2,200,000	5.13%, due 2/1/2025	2,233,000
1,652,000	5.38%, due 2/1/2027	1,706,797
4,720,000	5.50%, due 3/1/2030	4,956,000	(g)
	Western Midstream Operating L.P.
2,985,000	4.10%, due 2/1/2025	2,977,836
6,815,000	5.05%, due 2/1/2030	6,901,073
		131,328,073
Health Facilities 2.8%
5,005,000	Acadia Healthcare Co., Inc., 5.50%, due 7/1/2028	5,274,019	(g)
4,700,000	Columbia/HCA Corp., 7.69%, due 6/15/2025	5,534,250
	HCA, Inc.
9,840,000	5.38%, due 9/1/2026	11,266,800
3,965,000	5.63%, due 9/1/2028	4,728,262
815,000	5.88%, due 2/1/2029	992,263
2,670,000	3.50%, due 9/1/2030	2,805,741
3,830,000	Select Medical Corp., 6.25%, due 8/15/2026	4,126,825	(g)
	Tenet Healthcare Corp.
3,345,000	8.13%, due 4/1/2022	3,604,237
2,545,000	6.75%, due 6/15/2023	2,684,975
3,000,000	6.25%, due 2/1/2027	3,186,630	(g)
5,150,000	4.63%, due 6/15/2028	5,416,255	(g)
5,490,000	THC Escrow Corp., 7.00%, due 8/1/2025	5,667,272	(f)
		55,287,529
Health Services 1.9%
2,615,000	DaVita, Inc., 4.63%, due 6/1/2030	2,782,491	(g)
6,955,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	2,782,000	(g)
4,825,000	IQVIA, Inc., 5.00%, due 10/15/2026	5,090,279	(g)
	Jaguar Holding Co. II/PPD Development L.P.
2,735,000	4.63%, due 6/15/2025	2,858,075	(g)
5,785,000	5.00%, due 6/15/2028	6,161,025	(g)
	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
1,930,000	7.38%, due 6/1/2025	2,055,450	(g)
6,150,000	7.25%, due 2/1/2028	6,434,437	(g)
4,910,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	2,847,800	(f)(g)
3,217,000	Vizient, Inc., 6.25%, due 5/15/2027	3,426,105	(g)
2,335,000	West Street Merger Sub, Inc., 6.38%, due 9/1/2025	2,370,025	(g)
		36,807,687
Hotels 0.5%
	Hilton Domestic Operating Co., Inc.
270,000	4.25%, due 9/1/2024	272,700
1,740,000	5.38%, due 5/1/2025	1,819,170	(g)
65,000	5.13%, due 5/1/2026	67,275
2,745,000	5.75%, due 5/1/2028	2,930,287	(g)
1,005,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, due 4/1/2027	1,043,944
1,310,000	Hyatt Hotels Corp., 5.38%, due 4/23/2025	1,407,326
1,320,000	Marriott Int'l, Inc., 4.63%, due 6/15/2030	1,415,040
1,530,000	Wyndham Hotels & Resorts, Inc., 5.38%, due 4/15/2026	1,560,600	(g)
		10,516,342

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Insurance Brokerage 1.5%
$6,705,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	$7,124,063	(g)
6,160,000	AssuredPartners, Inc., 7.00%, due 8/15/2025	6,252,400	(g)
3,301,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	3,482,555	(g)
12,065,000	HUB Int'l Ltd., 7.00%, due 5/1/2026	12,638,087	(g)
		29,497,105
Investments & Misc. Financial Services 0.2%
3,310,000	MSCI, Inc., 5.38%, due 5/15/2027	3,612,037	(g)
Machinery 1.5%
	CFX Escrow Corp.
4,060,000	6.00%, due 2/15/2024	4,273,150	(g)
345,000	6.38%, due 2/15/2026	372,600	(g)
9,195,000	Harsco Corp., 5.75%, due 7/31/2027	9,646,842	(g)
	Hillenbrand, Inc.
1,350,000	5.75%, due 6/15/2025	1,451,250
135,000	4.50%, due 9/15/2026	145,125
5,355,000	RBS Global, Inc./Rexnord LLC, 4.88%, due 12/15/2025	5,502,370	(g)
3,865,000	Terex Corp., 5.63%, due 2/1/2025	3,918,646	(g)
1,235,000	Vertical Holdco GmbH, 7.63%, due 7/15/2028	1,312,188	(g)
2,500,000	Vertical U.S. Newco, Inc., 5.25%, due 7/15/2027	2,650,000	(g)
		29,272,171
Managed Care 2.1%
	Centene Corp.
4,530,000	4.75%, due 1/15/2025	4,694,530
3,485,000	5.25%, due 4/1/2025	3,624,400	(g)
6,065,000	4.25%, due 12/15/2027	6,444,062
10,710,000	4.63%, due 12/15/2029	11,944,434
12,200,000	MPH Acquisition Holdings LLC, 7.13%, due 6/1/2024	12,520,250	(g)
2,945,000	Polaris Intermediate Corp., 8.50% Cash/9.25% PIK, due 12/1/2022	2,995,772	(g)(j)
		42,223,448
Media Content 2.8%
	Netflix, Inc.
3,675,000	3.63%, due 6/15/2025	3,895,500	(g)
10,165,000	4.88%, due 4/15/2028	11,815,999
4,560,000	5.88%, due 11/15/2028	5,631,600
6,320,000	5.38%, due 11/15/2029	7,655,100	(g)
	Sirius XM Radio, Inc.
1,725,000	3.88%, due 8/1/2022	1,757,344	(g)
675,000	4.63%, due 7/15/2024	710,775	(g)
3,740,000	5.38%, due 7/15/2026	3,940,801	(g)
4,645,000	5.00%, due 8/1/2027	4,950,734	(g)
9,635,000	5.50%, due 7/1/2029	10,730,981	(g)
4,740,000	4.13%, due 7/1/2030	5,002,122	(g)
		56,090,956
Medical Products 0.5%
3,620,000	Avantor Funding, Inc., 4.63%, due 7/15/2028	3,829,236	(g)
	Hologic, Inc.
4,630,000	4.38%, due 10/15/2025	4,745,750	(g)
2,125,000	4.63%, due 2/1/2028	2,273,750	(g)
		10,848,736
Metals - Mining Excluding Steel 2.6%
2,720,000	Alcoa Nederland Holding B.V., 5.50%, due 12/15/2027	2,931,616	(g)
5,735,000	Constellium SE, 5.63%, due 6/15/2028	6,016,015	(g)

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$2,825,000	First Quantum Minerals Ltd., 6.88%, due 3/1/2026	$2,832,063	(g)
	Freeport-McMoRan, Inc.
3,090,000	5.00%, due 9/1/2027	3,290,201
1,100,000	4.13%, due 3/1/2028	1,156,375
4,645,000	4.38%, due 8/1/2028	4,925,093
2,135,000	5.25%, due 9/1/2029	2,348,500	(f)
6,105,000	4.63%, due 8/1/2030	6,532,350
4,320,000	5.40%, due 11/14/2034	4,849,200
4,465,000	5.45%, due 3/15/2043	4,967,312
	Howmet Aerospace, Inc.
1,110,000	6.88%, due 5/1/2025	1,260,379
2,120,000	5.90%, due 2/1/2027	2,358,564
5,504,000	Hudbay Minerals, Inc., 7.63%, due 1/15/2025	5,572,800	(g)
3,015,000	Novelis Corp., 5.88%, due 9/30/2026	3,216,734	(g)
		52,257,202
Oil Field Equipment & Services 0.9%
4,475,000	Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, due 4/1/2028	4,519,750	(g)
1,720,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 7/1/2028	1,844,700	(g)
	Precision Drilling Corp.
3,995,000	7.75%, due 12/15/2023	2,996,250
4,570,000	5.25%, due 11/15/2024	3,210,425
	USA Compression Partners L.P./USA Compression Finance Corp.
600,000	6.88%, due 4/1/2026	615,000
4,710,000	6.88%, due 9/1/2027	4,814,986
		18,001,111
Packaging 0.9%
6,375,000	Berry Global Escrow Corp., 5.63%, due 7/15/2027	6,821,250	(g)
2,275,000	Berry Global, Inc., 4.50%, due 2/15/2026	2,332,717	(g)
5,850,000	BWAY Holding Co., 7.25%, due 4/15/2025	5,616,000	(g)
3,295,000	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	3,496,851	(g)
		18,266,818
Personal & Household Products 0.7%
4,610,000	Edgewell Personal Care Co., 5.50%, due 6/1/2028	4,990,325	(g)
	Energizer Holdings, Inc.
295,000	7.75%, due 1/15/2027	327,450	(g)
3,965,000	4.75%, due 6/15/2028	4,252,859	(g)
3,225,000	Spectrum Brands, Inc., 5.50%, due 7/15/2030	3,345,937	(g)
		12,916,571
Pharmaceuticals 0.5%
1,335,000	Bausch Health Cos., Inc., 5.75%, due 8/15/2027	1,448,982	(g)
7,695,000	Valeant Pharmaceuticals Int’l, Inc., 6.13%, due 4/15/2025	7,945,088	(g)
		9,394,070
Rail 0.1%
2,740,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, due 6/15/2027	2,924,950	(g)
Real Estate Development & Management 0.6%
	Realogy Group LLC/Realogy Co-Issuer Corp.
2,490,000	4.88%, due 6/1/2023	2,490,000	(f)(g)
3,425,000	7.63%, due 6/15/2025	3,594,435	(g)
5,125,000	9.38%, due 4/1/2027	5,240,312	(g)
		11,324,747

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Real Estate Investment Trusts 0.6%
	ESH Hospitality, Inc.
$2,888,000	5.25%, due 5/1/2025	$2,950,034	(g)
6,325,000	4.63%, due 10/1/2027	6,086,548	(g)
3,410,000	RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, due 10/15/2027	3,171,300
		12,207,882
Recreation & Travel 1.4%
	Carnival Corp.
4,610,000	11.50%, due 4/1/2023	5,016,464	(g)
3,655,000	10.50%, due 2/1/2026	3,783,693	(g)
4,135,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.50%, due 5/1/2025	4,222,869	(g)
4,480,000	Motion Bondco DAC, 6.63%, due 11/15/2027	3,826,099	(f)(g)
	Royal Caribbean Cruises Ltd.
1,635,000	10.88%, due 6/1/2023	1,723,317	(g)
3,325,000	11.50%, due 6/1/2025	3,663,605	(g)
2,475,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	2,656,442	(g)
2,750,000	Vail Resorts, Inc., 6.25%, due 5/15/2025	2,963,125	(g)
		27,855,614
Restaurants 1.7%
	1011778 BC ULC/New Red Finance, Inc.
905,000	5.75%, due 4/15/2025	968,250	(g)
14,563,000	5.00%, due 10/15/2025	14,950,521	(g)
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
8,960,000	5.00%, due 6/1/2024	9,177,728	(g)
7,165,000	5.25%, due 6/1/2026	7,521,101	(g)
1,175,000	Yum! Brands, Inc., 7.75%, due 4/1/2025	1,318,938	(g)
		33,936,538
Software - Services 3.9%
2,671,000	BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, due 1/31/2026	2,768,625	(g)
5,899,000	CDK Global, Inc., 4.88%, due 6/1/2027	6,304,497
2,450,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, due 12/1/2027	2,612,313	(g)
710,000	Granite Merger Sub 2, Inc., 11.00%, due 7/15/2027	740,175	(g)
3,240,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 7/15/2025	3,377,700	(g)
2,625,000	Match Group Holdings II LLC, 4.63%, due 6/1/2028	2,771,895	(g)
3,855,000	Match Group, Inc., 5.63%, due 2/15/2029	4,182,675	(g)
5,270,000	Open Text Corp., 5.88%, due 6/1/2026	5,597,794	(g)
	Presidio Holdings, Inc.
1,345,000	4.88%, due 2/1/2027	1,371,900	(g)
7,470,000	8.25%, due 2/1/2028	7,768,800	(g)
13,490,000	Rackspace Hosting, Inc., 8.63%, due 11/15/2024	14,089,630	(f)(g)
9,630,000	Solera LLC/Solera Finance, Inc., 10.50%, due 3/1/2024	10,188,540	(g)
14,630,000	SS&C Technologies, Inc., 5.50%, due 9/30/2027	15,727,250	(g)
		77,501,794
Specialty Retail 0.4%
	Asbury Automotive Group, Inc.
730,000	4.50%, due 3/1/2028	748,520	(g)
880,000	4.75%, due 3/1/2030	902,000	(g)
1,160,000	Hanesbrands, Inc., 5.38%, due 5/15/2025	1,247,000	(g)
4,107,000	William Carter Co., 5.63%, due 3/15/2027	4,373,955	(g)
		7,271,475
Steel Producers - Products 0.5%
5,396,000	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/2025	5,446,614	(g)

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,970,000	Carpenter Technology Corp., 6.38%, due 7/15/2028	$2,069,108
1,850,000	Joseph T Ryerson & Son, Inc., 8.50%, due 8/1/2028	1,979,500	(g)
		9,495,222
Support - Services 8.3%
2,880,000	ADT Corp., 4.88%, due 7/15/2032	2,883,427	(g)
	APX Group, Inc.
4,710,000	7.63%, due 9/1/2023	4,509,825	(f)
2,475,000	6.75%, due 2/15/2027	2,467,575	(g)
	Aramark Services, Inc.
8,280,000	6.38%, due 5/1/2025	8,746,412	(f)(g)
9,690,000	5.00%, due 2/1/2028	9,750,562	(f)(g)
9,875,000	ASGN, Inc., 4.63%, due 5/15/2028	10,097,187	(g)
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
2,015,000	5.25%, due 3/15/2025	1,894,100	(g)
2,405,000	5.75%, due 7/15/2027	2,248,675	(g)
4,005,000	frontdoor, Inc., 6.75%, due 8/15/2026	4,320,394	(g)
11,120,000	Garda World Security Corp., 8.75%, due 5/15/2025	11,453,600	(g)
2,060,000	IAA Spinco, Inc., 5.50%, due 6/15/2027	2,196,475	(g)
	Iron Mountain, Inc.
8,131,000	4.88%, due 9/15/2027	8,446,076	(g)
9,314,000	5.25%, due 3/15/2028	9,779,700	(g)
1,755,000	5.00%, due 7/15/2028	1,816,425	(g)
10,725,000	4.88%, due 9/15/2029	11,172,769	(g)
3,370,000	5.25%, due 7/15/2030	3,534,288	(g)
4,475,000	5.63%, due 7/15/2032	4,805,031	(g)
13,265,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	13,331,325	(g)
4,440,000	Korn/Ferry Int'l, 4.63%, due 12/15/2027	4,555,440	(g)
	Prime Security Services Borrower LLC/Prime Finance, Inc.
13,405,000	5.75%, due 4/15/2026	14,879,550	(g)
8,355,000	6.25%, due 1/15/2028	8,710,087	(g)
3,515,000	Ritchie Bros Auctioneers, Inc., 5.38%, due 1/15/2025	3,637,287	(g)
6,100,000	ServiceMaster Co. LLC, 5.13%, due 11/15/2024	6,283,000	(g)
4,210,000	Staples, Inc., 7.50%, due 4/15/2026	3,693,433	(g)
3,711,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, due 6/1/2025	3,831,608	(b)(g)
5,445,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	5,758,088	(g)
		164,802,339
Technology Hardware & Equipment 2.4%
4,400,000	CDW LLC/CDW Finance Corp., 4.13%, due 5/1/2025	4,651,680
2,135,000	CommScope Finance LLC, 8.25%, due 3/1/2027	2,302,384	(g)
	CommScope Technologies LLC
13,201,000	6.00%, due 6/15/2025	13,487,462	(g)
6,080,000	5.00%, due 3/15/2027	5,872,307	(g)
5,905,000	CommScope, Inc., 7.13%, due 7/1/2028	6,251,328	(g)
9,515,000	Dell Int'l LLC/EMC Corp., 6.20%, due 7/15/2030	11,587,484	(g)
3,100,000	Western Digital Corp., 4.75%, due 2/15/2026	3,371,250
		47,523,895
Telecom - Satellite 0.6%
11,152,000	Intelsat Jackson Holdings SA, 8.00%, due 2/15/2024	11,388,980	(g)(q)

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Telecom - Wireless 1.4%
	Sprint Capital Corp.
$2,765,000	6.88%, due 11/15/2028	$3,585,376
6,050,000	8.75%, due 3/15/2032	9,332,125
	Sprint Corp.
1,530,000	7.88%, due 9/15/2023	1,774,800
5,166,000	7.13%, due 6/15/2024	6,026,397
6,155,000	7.63%, due 3/1/2026	7,693,627
		28,412,325
Telecom - Wireline Integrated & Services 3.5%
10,100,000	Altice France Holding SA, 6.00%, due 2/15/2028	10,087,779	(g)
	Altice France SA
3,070,000	8.13%, due 2/1/2027	3,431,370	(g)
6,350,000	5.50%, due 1/15/2028	6,699,250	(g)
6,285,000	Frontier Communications Corp., 8.00%, due 4/1/2027	6,504,975	(g)
12,020,000	Level 3 Financing, Inc., 4.63%, due 9/15/2027	12,636,025	(g)
13,020,000	Numericable-SFR SA, 7.38%, due 5/1/2026	13,887,783	(g)
9,000,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	9,472,500	(g)
7,100,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.00%, due 4/15/2023	7,100,000	(g)
		69,819,682
Theaters & Entertainment 1.0%
	Cinemark USA, Inc.
1,870,000	5.13%, due 12/15/2022	1,626,900
1,885,000	4.88%, due 6/1/2023	1,602,250
	Live Nation Entertainment, Inc.
1,915,000	4.88%, due 11/1/2024	1,809,675	(g)
4,485,000	6.50%, due 5/15/2027	4,821,375	(g)
8,360,000	4.75%, due 10/15/2027	7,733,000	(g)
1,845,000	SeaWorld Parks & Entertainment, Inc., 9.50%, due 8/1/2025	1,870,369	(g)(h)
		19,463,569
Trading Companies & Distributors 0.4%
7,855,000	United Rentals N.A., Inc., 3.88%, due 2/15/2031	7,855,000	(h)(k)

	Total Corporate Bonds (Cost $1,631,469,361)	1,705,229,173

Convertible Bonds 0.9%
Cable & Satellite Television 0.6%
13,339,000	DISH Network Corp., 3.38%, due 8/15/2026	12,280,283
Gas Distribution 0.3%
10,665,000	Cheniere Energy, Inc., 4.25%, due 3/15/2045	6,823,534

	Total Convertible Bonds (Cost $19,090,317)	19,103,817

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Short-Term Investments 14.1%
Investment Companies 14.1%
221,445,068	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.09%(l)	$221,445,068	(m)
58,393,293	State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(l)	58,393,293	(n)

	Total Short-Term Investments (Cost $279,838,361)	279,838,361

	Total Investments 104.4% (Cost $2,001,916,668)	2,071,878,074
	Liabilities Less Other Assets (4.4)%	(88,210,212	)(o)(p)
	Net Assets 100.0%	$1,983,667,862

(a)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2020 and changes periodically.
(b)	All or a portion of this security was purchased on a delayed delivery basis.
(c)	All or a portion of this security had not settled as of July 31, 2020 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(d)	Value determined using significant unobservable inputs.
(e)	The stated interest rates represent the range of rates at July 31, 2020 of the underlying contracts within the Loan Assignment.
(f)	The security or a portion of this security is on loan at July 31, 2020. Total value of all such securities at July 31, 2020 amounted to approximately $57,195,882 for the Fund.
(g)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2020, these securities amounted to $1,173,559,755, which represents 59.2% of net assets of the Fund.
(h)	When-issued security. Total value of all such securities at July 31, 2020 amounted to $30,459,836, which represents 1.5% of net assets of the Fund.
(i)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(j)	Payment-in-kind (PIK) security.
(k)	Security fair valued as of July 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2020 amounted to $7,855,000, which represents 0.4% of net assets of the Fund.
(l)	Represents 7-day effective yield as of July 31, 2020.
(m)	All or a portion of this security is segregated in connection with obligations for when-issued securities, delayed delivery securities and/or swap contracts with a total value of $221,445,068.
(n)	Represents investment of cash collateral received from securities lending.
(o)	Includes the impact of the Fund's open positions in derivatives at July 31, 2020.
(p)	As of July 31, 2020, the value of unfunded loan commitments was $1,031,920 for the Fund (see Notes to Schedule of Investments).
(q)	Defaulted security.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

Derivative Instruments

Total return swap contracts ("total return swaps")

At July 31, 2020, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps - Long (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	iBoxx USD Liquid High Yield Index	USD	17,096,721	9/20/2020	0.31%	—	3M USD LIBOR	T/3M	$96,721	$(5,787)	$90,934
GSI	iBoxx USD Liquid High Yield Index	USD	10,132,082	9/20/2020	0.31%	—	3M USD LIBOR	T/3M	132,082	(3,405)	128,677
JPM	iBoxx USD Liquid High Yield Index	USD	47,076,215	9/20/2020	0.31%	—	3M USD LIBOR	T/3M	1,576,215	(15,489)	1,560,726
GSI	iBoxx USD Liquid High Yield Index	USD	5,173,210	9/20/2020	0.31%	—	3M USD LIBOR	T/3M	173,210	(1,702)	171,508
JPM	iBoxx USD Liquid High Yield Index	USD	12,000,000	9/20/2020	0.31%	—	3M USD LIBOR	T/T	—	(4,391)	(4,391)
Total									$1,978,228	$(30,774)	$1,947,454

(a)	The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.

(b)	Effective rate at July 31, 2020.

At July 31, 2020, the Fund received cash collateral of $279,987 and $1,540,000 from Goldman Sachs International and JPMorgan Chase Bank N.A., respectively, to cover collateral requirements on over-the-counter derivatives.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Electrical & Electronics	$—	$—	$2,415,600	$2,415,600
Food Service	—	—	2,765,000	2,765,000
Industrial Equipment	—	—	3,797,206	3,797,206
Other Loan Assignments(a)	—	58,728,917	—	58,728,917
Total Loan Assignments	—	58,728,917	8,977,806	67,706,723
Corporate Bonds(a)	—	1,705,229,173	—	1,705,229,173
Convertible Bonds(a)	—	19,103,817	—	19,103,817
Short-Term Investments	—	279,838,361	—	279,838,361
Total Investments	$—	$2,062,900,268	$8,977,806	$2,071,878,074

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Investments in Securities:

(000's omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held at 7/31/2020
Loan Assignments(c)	$8,639	$21	$(601)	$(432)	$5,201	$(3,850)	$—	$—	$8,978	$(327)
Total	$8,639	$21	$(601)	$(432)	$5,201	$(3,850)	$—	$—	$8,978	$(327)

(c)	Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Assets	$—	$1,951,845	$—	$1,951,845
Liabilities	—	(4,391)	—	(4,391)
Total	$—	$1,947,454	$—	$1,947,454

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) July 31, 2020

PRINCIPAL AMOUNT		VALUE
Municipal Notes 95.8%
Alabama 2.0%
$300,000	Birmingham Spec. Care Facs. Fin. Au. Rev. (Methodist Home for The Aging), Ser. 2016-2015-1, 5.75%, due 6/1/2045	$304,116
700,000	Black Belt Energy Gas Dist. Algas Prepay Gas Supply Rev. Proj. # 5 (Morgan Stanley), Ser. 2020-A-1, 4.00%, due 10/1/2049 Putable 10/1/2026	819,497
1,000,000	Lower Alabama Gas Dist. Rev. Gas Proj. 2 (Goldman Sachs Group, Inc.), Ser. 2020, 4.00%, due 12/1/2050 Putable 12/1/2025	1,151,650
100,000	Taylor-Ryan Imp. Dist. Rev. Ref., Ser. 2005, (LOC: Synovus Bank), 0.31%, due 11/1/2035	100,000	(a)
		2,375,263
Arizona 5.1%
500,000	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016, 5.00%, due 7/1/2036	535,840	(b)
800,000	Maricopa Co. Ind. Dev. Au. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2001, 3.38%, due 12/1/2031 Putable 6/3/2024	814,592
1,230,000	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Ref. Rev. (Christian Care Retirement Apts. Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/2025	1,434,192
470,000	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. (Christian Care Surprise, Inc. Proj.), Ser. 2016, 5.00%, due 1/1/2026	469,098	(b)
1,000,000	Maricopa Co. Poll. Ctrl. Corp. PCR. Ref. (Palo Verde Proj.), Ser. 2003-A, 1.05%, due 1/1/2038 Putable 6/1/2022	1,003,470	(c)
250,000	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/2025	271,233	(b)
500,000	Phoenix Ind. Dev. Au. Ed. Ref. Rev. (Great Hearts Academies), Ser. 2016-A, 5.00%, due 7/1/2046	541,115
595,000	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A, 5.13%, due 7/1/2036	563,066
500,000	Pima Co. Ind. Dev. Au. Ed. Ref. Rev. (American Leadership Academy Proj.), Ser. 2015, 5.38%, due 6/15/2035	520,885	(b)
		6,153,491
Arkansas 0.9%
1,040,000	Batesville Pub. Facs. Board Hosp. Rev. Ref. (White River Hlth. Sys. Inc.), Ser. 2020, 3.00%, due 6/1/2028	1,038,440	(d)
California 10.9%
500,000	California Co. Tobacco Securitization Agcy. Ref. Rev., Ser. 2020-B-1, 5.00%, due 6/1/2049	590,595
987,121	California Hsg. Fin. Agcy. Muni. Cert., Ser. 2019-A, 4.25%, due 1/15/2035	1,102,437
250,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Santa Rosa Academy Proj.), Ser. 2015, 5.13%, due 7/1/2035	263,438	(b)
	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.)
500,000	Ser. 2015-A, 4.50%, due 10/1/2025	518,950	(c)
400,000	Ser. 2019-A, 5.00%, due 10/1/2049	413,412	(b)
500,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/2031	538,320	(b)
400,000	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	427,892	(b)
830,000	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 2.85%, due 12/1/2027	897,745
470,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redpak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	235,000	(b)(e)
250,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.), Ser. 2019, 7.50%, due 12/1/2039	40,000	(b)

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$250,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	$242,375	(b)
500,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.75%, due 6/1/2036	521,400	(b)
600,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Ed.), Ser. 2016-A, 5.00%, due 6/1/2031	639,336	(b)
300,000	California Statewide CDA College Hsg. Rev. (NCCD-Hooper Street LLC-College of the Arts Proj.), Ser. 2019, 5.25%, due 7/1/2052	301,893	(b)
400,000	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/2036	411,568	(b)
135,000	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/2025	151,533
	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref.
500,000	Ser. 2018-A-1, 5.00%, due 6/1/2047	510,945
4,500,000	Ser. 2018-A-2, 5.00%, due 6/1/2047	4,598,505
500,000	Tobacco Securitization Au. Southern California Tobacco Settlement Rev. Ref. (San Diego Co. Asset Securitization Corp.), Ser. 2019-A, Class 1, 5.00%, due 6/1/2048	605,885
		13,011,229
Colorado 4.1%
750,000	Colorado St. Hlth. Facs. Au. Hosp. Rev. Ref. (Commonspirit Hlth.), Ser. 2019-A-2, 4.00%, due 8/1/2049	832,965
471,000	Crystal Crossing Metro. Dist. Ref. G.O., Ser. 2016, 4.50%, due 12/1/2026	482,850
500,000	Denver Convention Ctr. Hotel Au. Ref. Rev., Ser. 2016, 5.00%, due 12/1/2027	547,650
1,250,000	Denver Hlth. & Hosp. Au. Healthcare Rev. Ref., Ser. 2019-A, 4.00%, due 12/1/2040	1,349,725	(c)
500,000	Littleton Village Metro. Dist. Number 2 Ref. G.O., Ser. 2015, 5.38%, due 12/1/2045	509,010
	Park Creek Metro. Dist. Ref. Tax Allocation Rev. (Sr. Ltd. Prop. Tax Supported)
250,000	Ser. 2015-A, 5.00%, due 12/1/2034	294,315
250,000	Ser. 2015-A, 5.00%, due 12/1/2035	293,475
500,000	Ser. 2015-A, 5.00%, due 12/1/2045	577,270
		4,887,260
Florida 2.8%
200,000	Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences-Third Tier), Ser. 2018-C, 7.50%, due 7/1/2053	100,262	(b)
650,000	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/2036	637,397
450,000	Florida St. Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc. Proj.), Ser. 2015-A, 6.00%, due 6/15/2035	492,309	(b)
350,000	Florida St. Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.38%, due 6/1/2046	245,000	(b)(e)
405,000	Florida St. Hsg. Fin. Corp. Rev., Ser. 2015-1, (GNMA/FNMA/FHLMC Insured), 3.75%, due 7/1/2035	440,421
400,000	Greater Orlando Aviation Au. Arpt. Facs. Spec. Purp. Rev. (JetBlue Airways Corp. Proj.), Ser. 2013, 5.00%, due 11/15/2036	404,116
1,000,000	Village Comm. Dev. Dist. Number 13 Spec. Assessment Rev., Ser. 2019, 3.70%, due 5/1/2050	1,019,450
		3,338,955
Georgia 1.5%
250,000	Cobb Co. Dev. Au. Sr. Living Ref. Rev. (Provident Village Creekside Proj.), Ser. 2016-A, 6.00%, due 7/1/2036	201,387	(b)(e)
500,000	DeKalb Co. Hsg. Au. Sr. Living Rev. Ref. (Baptist Retirement Comm. of Georgia Proj.), Ser. 2019-A, 5.13%, due 1/1/2049	386,010	(b)

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,000,000	Muni. Elec. Au. of Georgia (Plant Vogtle units 3&4 Proj. M Bonds), Ser. 2019-A, 5.00%, due 1/1/2056	$1,187,640
		1,775,037
Guam 0.5%
500,000	Guam Gov’t Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2020-A, 5.00%, due 1/1/2050	616,200
Hawaii 0.5%
	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. Ref.
250,000	Ser. 2015-A, 5.00%, due 1/1/2035	224,757	(b)
500,000	Ser. 2015-A, 5.00%, due 1/1/2045	411,490	(b)
		636,247
Illinois 11.8%
	Chicago G.O.
2,000,000	Ser. 2019-A, 5.00%, due 1/1/2044	2,182,680
500,000	Ser. 2019-A, 5.50%, due 1/1/2049	561,000
200,000	Chicago O'Hare Int'l Arpt. Rev. Ref., Ser. 2015-A, 5.00%, due 1/1/2028	230,446
500,000	Chicago O'Hare Int'l Arpt. Spec. Fac. Rev. (Trips Obligated Group), Ser. 2018, 5.00%, due 7/1/2048	571,465
500,000	Chicago Ref. G.O., Ser. 2012-C, 5.00%, due 1/1/2024	516,050
155,000	Chicago Wastewater Rev. (Second Lien Proj.), Ser. 2014, 5.00%, due 11/1/2027	177,539
500,000	Chicago Wastewater Transmission Rev. Ref. (Second Lien), Ser. 2008-C, 5.00%, due 1/1/2039	563,785
400,000	Illinois Fin. Au. Charter Sch. Rev. (Intrinsic Sch.-Belmont Sch. Proj.), Ser. 2015-A, 5.75%, due 12/1/2035	426,728	(b)
425,000	Illinois Fin. Au. Rev. Ref. (Rosalind Franklin Univ. of Medicine & Science), Ser. 2017-A, 5.00%, due 8/1/2047	460,964
	Illinois St. G.O.
2,000,000	Ser. 2017-D, 5.00%, due 11/1/2028	2,292,440
2,200,000	Ser. 2020, 5.75%, due 5/1/2045	2,636,392
	Illinois St. G.O. Ref.
860,000	Ser. 2016, 5.00%, due 2/1/2024	938,595
485,000	Ser. 2016, 5.00%, due 2/1/2026	548,234
270,000	Illinois St. Sales Tax Rev., Ser. 1992-P, 6.50%, due 6/15/2022	274,536
1,235,000	Peoria G.O., Ser. 2016-A, (LOC: BMO Harris Bank NA), 0.58%, due 1/1/2031	1,235,000	(a)
500,000	Upper Illinois River Valley Dev. Au. Rev. Ref. (Cambridge Lakes Learning Ctr.), Ser. 2017-A, 5.25%, due 12/1/2047	507,245	(b)
		14,123,099
Indiana 1.5%
1,000,000	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-B, 3.00%, due 11/1/2030	1,047,480
675,000	Indianapolis Econ. Dev. Rev. Ref. (Brookhaven Co. Line Apts. Proj.), Ser. 2013-A, 6.25%, due 7/1/2043 Pre-Refunded 7/1/23	767,252
		1,814,732
Iowa 0.3%
400,000	Iowa Higher Ed. Loan Au. Ref. Rev. (Wartburg College Proj.), Ser. 2015, 5.00%, due 10/1/2032	404,868
Kansas 0.3%
385,000	Goddard Kansas Sales Tax Spec. Oblig. Rev. Ref. (Olympic Park Star Bond Proj.), Ser. 2019, 3.60%, due 6/1/2030	375,941
Kentucky 2.3%
405,000	Kentucky Econ. Dev. Fin. Au. (Sr. Next Generation Information Hwy. Proj.), Ser. 2015-A, 4.00%, due 7/1/2029	422,593

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$435,000	Kentucky Econ. Dev. Fin. Au. Rev. Ref. (Owensboro Hlth., Inc. Obligated Group), Ser. 2017-A, (AGM Insured), 4.00%, due 6/1/2037	$490,084
1,000,000	Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Ref. (Prairie St. Proj.), Ser. 2019-A, 4.00%, due 9/1/2045	1,082,200
200,000	Kentucky St. Pub. Energy Au. Gas Supply Rev. (Morgan Stanley), Ser. 2018-A, 4.00%, due 4/1/2048 Putable 4/1/2024	221,888
500,000	Louisville & Jefferson Co. Metro. Gov't Hlth. Sys. Rev. (Norton Hlth. Care, Inc.), Ser. 2020-A, 3.00%, due 10/1/2043	517,710
		2,734,475
Louisiana 1.7%
250,000	Greater Ouachita Wtr. Co., Inc. Waterworks & Swr. Sys. Rev. Ref., Ser. 2019, (BAM Insured), 4.00%, due 9/1/2037	297,580
400,000	Louisiana Local Gov't Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.), Ser. 2017-A, 5.75%, due 2/1/2032	406,484	(b)
300,000	Louisiana St. Local Gov’t Env. Facs. & Comm. Dev. Au. Rev. (Lafourche Parish Gomesa Proj.), Ser. 2019, 3.95%, due 11/1/2043	282,126	(b)
500,000	New Orleans Aviation Board Rev. (Gen. Arpt. Terminal), Ser. 2017-B, 5.00%, due 1/1/2026	598,305
500,000	St. John the Baptist Parish LA Rev. Ref. (Marathon Oil Corp. Proj.), Ser. 2017-A-1, 2.00%, due 6/1/2037 Putable 4/1/2023	497,425
		2,081,920
Maine 0.6%
445,000	Maine St. Ed. Loan Au. Std. Loan Rev. (Supplemental Ed. Loan), Ser. 2014-A-1, (AGM Insured), 4.00%, due 12/1/2020	448,774
200,000	Maine St. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys. Proj.), Ser. 2015, 5.13%, due 8/1/2035 Putable 8/1/2025	219,858	(b)
		668,632
Maryland 0.2%
250,000	Baltimore Spec. Oblig. Ref. Rev. Sr. Lien (Harbor Point Proj.), Ser. 2019-A, 3.63%, due 6/1/2046	225,453	(b)
Michigan 2.0%
1,000,000	Michigan St. Fin. Au. Rev. Ref. (Std. Loan), Ser. 2014-25-A, 5.00%, due 11/1/2020	1,007,820	(c)
1,000,000	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-C, 2.15%, due 6/1/2023	1,033,600
400,000	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/2035	400,260
		2,441,680
Minnesota 0.7%
500,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Academia Cesar Chavez Sch. Proj.), Ser. 2015-A, 5.25%, due 7/1/2050	494,765
300,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Twin Cities Academy Proj.), Ser. 2015-A, 5.00%, due 7/1/2035	316,248
		811,013
Missouri 0.3%
355,000	St. Louis Co. Ind. Dev. Au. Ref. Rev. (Nazareth Living Ctr. Proj.), Ser. 2015-A, 5.13%, due 8/15/2045	355,696
Nevada 0.4%
500,000	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy), Ser. 2015-A, 5.13%, due 12/15/2045	508,520	(b)

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
New Jersey 5.4%
	Atlantic City G.O. Ref.
$200,000	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/2026	$244,614
200,000	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/2032	245,590
200,000	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/2042	238,880
200,000	Essex Co. Imp. Au. Solid Waste Disp. Rev. (Covanta Energy Proj.), Ser. 2015, 5.25%, due 7/1/2045	200,536	(b)
350,000	New Jersey Econ. Dev. Au. Spec. Fac. Rev. Ref. (Port Newark Container Term. LLC Proj.), Ser. 2017, 5.00%, due 10/1/2047	379,743
250,000	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2017-1A, 5.00%, due 12/1/2025	291,390
750,000	New Jersey Higher Ed. Assist. Au. Rev. Ref. (Std. Loan Rev.), Ser. 2018-B, 5.00%, due 12/1/2027	903,915
	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Hosp. Asset Trans. Prog.)
1,265,000	Ser. 2017, 5.00%, due 10/1/2026	1,472,156
1,000,000	Ser. 2017, 5.00%, due 10/1/2028	1,185,540
1,250,000	New Jersey St. Trans. Trust Fund Au., Ser. 2019-BB, 4.00%, due 6/15/2050	1,330,438
		6,492,802
New Mexico 0.4%
500,000	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr., Lien Rev. (Gross Receipts Tax Increment Bonds), Ser. 2015, 5.25%, due 5/1/2025	502,745	(b)
New York 3.2%
275,000	Build NYC Res. Corp. Rev. (Consortium for Worker Ed., Inc. Proj.), Ser. 2020, 5.00%, due 12/1/2039	260,934	(b)
750,000	New York Liberty Dev. Corp. Rev. Ref. (Bank of American Tower at One Bryant Park Proj.), Ser. 2019, Class 3, 2.80%, due 9/15/2069	736,193
300,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Obligated Group), Ser. 2018-A, 4.00%, due 8/1/2037	329,178
900,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Orange Reg. Med. Ctr.), Ser. 2017, 5.00%, due 12/1/2022	977,382	(b)(c)
500,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (American Airlines, Inc., John F Kennedy Int'l Arpt. Proj.), Ser. 2016, 5.00%, due 8/1/2031	499,160
500,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.), Ser. 2018, 5.00%, due 1/1/2028	556,075
40,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (LaGuardia Arpt. Term. B Redev. Proj.), Ser. 2016-A, 4.00%, due 7/1/2041	41,515
420,000	Yonkers Econ. Dev. Corp. Ed. Rev. (Charter Sch. of Ed. Excellence Proj.), Ser. 2019-A, 5.00%, due 10/15/2039	446,048
		3,846,485
North Carolina 2.0%
1,750,000	Columbus Co. Ind. Facs. & Poll. Ctrl. Fin. Au. Rev. Ref. (AMT Int'l Paper Co. Proj.), Ser. 2019-C, 2.10%, due 3/1/2027 Putable 10/1/2024	1,821,662
250,000	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 5.00%, due 3/1/2037	252,363
250,000	North Carolina Med. Care Commission Retirement Facs. First Mtge. Rev. (Sharon Towers), Ser. 2019-A, 5.00%, due 7/1/2049	264,155
		2,338,180
North Dakota 0.3%
500,000	Grand Forks Co. Solid Waste Disp. Ref. Rev. (Green Bond-Red River Biorefinery, LLC Proj.), Ser. 2020, 6.38%, due 12/15/2043	413,715
Ohio 8.9%
5,380,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, Class 2, 5.00%, due 6/1/2055	5,928,868

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$500,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC), Ser. 2019-D, 5.00%, due 7/1/2049	$508,970	(b)
1,000,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2017, 4.50%, due 1/15/2048	1,061,000	(b)
1,500,000	Ohio St. Air Quality Dev. Au. Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2014-B, 2.60%, due 6/1/2041 Putable 10/1/2029	1,561,185
750,000	Ohio St. Air Quality Dev. Au. Rev. Ref. (Ohio Valley Elec. Corp. Proj.), Ser. 2019-A, 3.25%, due 9/1/2029	807,750
250,000	Port Au. of Greater Cincinnati Dev. Rev. (Convention Ctr. Hotel Acquisition and Demolition Proj.), Ser. 2020-A, 3.00%, due 5/1/2023	250,327
480,000	Tender Option Bond Trust Receipts/Cert., Ser. 2018, 0.41%, due 8/15/2025	480,000	(a)(b)
		10,598,100
Oklahoma 0.3%
325,000	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.50%, due 8/15/2057	385,596
Pennsylvania 1.5%
200,000	Luzerne Co. G.O. Ref, Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2027	256,028
750,000	Pennsylvania Econ. Dev. Fin. Au. Rev. (Bridges Finco LP), Ser. 2016-C, 5.00%, due 12/31/2038	826,140
400,000	Pennsylvania Econ. Dev. Fin. Au. Rev. Ref. (Tapestry Moon Sr. Hsg. Proj.), Ser. 2018-A, 6.75%, due 12/1/2053	384,616	(b)
300,000	Pennsylvania St. Econ. Dev. Fin. Au. Solid Waste Disp. Rev. (CarbonLite P LLC Proj.), Ser. 2019, 5.75%, due 6/1/2036	294,780	(b)
		1,761,564
Puerto Rico 5.1%
2,500,000	Puerto Rico Elec. Pwr. Au. Rev., Ser. 2012-A, 5.00%, due 7/1/2042	1,712,500	(e)
4,045,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	4,370,825
		6,083,325
Rhode Island 1.2%
	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.)
665,000	Ser. 2013-A, 3.25%, due 12/1/2022	668,012
675,000	Ser. 2017-A, 5.00%, due 12/1/2024	764,249
		1,432,261
South Carolina 1.2%
500,000	Lancaster Co. Assessment Rev. Ref. (Walnut Creek Imp. Dist.), Ser. 2016-A-1, 5.00%, due 12/1/2031	510,705
500,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	471,980	(b)
500,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Repower South Berkeley LLC Proj.), Ser. 2017, 6.25%, due 2/1/2045	404,845	(b)
		1,387,530
Texas 6.0%
750,000	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/2045	806,790
400,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-A, 4.75%, due 5/1/2038	415,752
400,000	Houston Arpt. Sys. Rev., Ser. 2015-B-1, 5.00%, due 7/15/2030	412,328
300,000	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/2045	60,000	(b)(e)
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Rev. (Beta Academy), Ser. 2019, 5.00%, due 8/15/2049	514,870	(b)
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park Carriage), Ser. 2016-C, 5.75%, due 7/1/2051	425,750

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$500,000	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (NCCD-College Sta. Properties LLC), Ser. 2015-A, 5.00%, due 7/1/2047	$415,000
300,000	Port Beaumont Navigation Dist. Dock & Wharf Fac. Rev. Ref. (Jefferson Gulf Coast Energy Proj.), Ser. 2020-A, 3.63%, due 1/1/2035	298,491	(b)
1,000,000	Texas Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (Sr. North Tarrant Express Managed Lanes Proj.), Ser. 2019-A, 5.00%, due 12/31/2030	1,262,490
1,000,000	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Segment 3C Proj.), Ser. 2019, 5.00%, due 6/30/2058	1,167,170
500,000	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Sr. Lien-Blueridge Trans. Group LLC), Ser. 2016, 5.00%, due 12/31/2040	532,710
750,000	Texas St. Trans. Commission Turnpike Sys. Rev. Ref., Ser. 2015-C, 5.00%, due 8/15/2034	831,037	(c)
		7,142,388
Utah 1.0%
500,000	Utah Charter Sch. Fin. Au. Rev. (Spectrum Academy Proj.), Ser. 2015, 6.00%, due 4/15/2045	500,355	(b)
600,000	Utah Infrastructure Agcy. Telecommunication Rev., Ser. 2019, 4.00%, due 10/15/2036	646,914
		1,147,269
Vermont 1.1%
500,000	Vermont Econ. Dev. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.), Ser. 2013, 4.63%, due 4/1/2036 Putable 4/3/2028	546,290	(b)
	Vermont Std. Assist. Corp. Ed. Loan Rev.
470,000	Ser. 2013-A, 3.90%, due 6/15/2022	489,049	(c)
260,000	Ser. 2015-A, 4.13%, due 6/15/2028	279,063
		1,314,402
Virginia 0.5%
400,000	Embrey Mill Comm. Dev Au. Spec. Assessment Rev., Ser. 2015, 5.30%, due 3/1/2035	411,752	(b)
200,000	Virginia College Bldg. Au. Ed. Facs. Rev. (Green Bonds-Marymount Univ. Proj.), Ser. 2015-B, 5.25%, due 7/1/2035	206,354	(b)
		618,106
Washington 0.5%
500,000	Washington St. Hlth. Care Fac. Au. Rev. Ref. (Virginia Mason Med. Ctr.), Ser. 2017, 5.00%, due 8/15/2026	570,160
West Virginia 0.8%
500,000	West Virginia Econ. Dev. Au. Solid Waste Disp. Facs. Rev. (Arch Res. Proj.), Ser. 2020, 5.00%, due 7/1/2045 Putable 7/1/2025	516,945
400,000	West Virginia Hosp. Fin. Au. Rev. Ref. (Cabell Huntington Hosp. Obligated Group), Ser. 2018-A, 5.00%, due 1/1/2043	478,064
		995,009
Wisconsin 2.0%
300,000	Pub. Fin. Au. Ed. Rev. (Research Triangle High Sch. Proj.), Ser. 2015-A, 5.38%, due 7/1/2035	310,230	(b)
750,000	Pub. Fin. Au. Exempt Facs. Ref. Rev. (Celanese Proj.), Ser. 2016-C, 4.30%, due 11/1/2030	813,405
411,673	Pub. Fin. Au. Rev. (Goodwill Industries of So. Nevada Proj.), Ser. 2015-A, 5.50%, due 12/1/2038	334,900
500,000	Pub. Fin. Au. Rev. (Sr.-Maryland Proton Treatment Ctr. LLC), Ser. 2018-A-1, 6.38%, due 1/1/2048	433,005	(b)
500,000	Pub. Fin. Au. Sr. Rev. (Wonderful Foundations Charter Sch. Portfolio Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055	508,895	(b)
		2,400,435

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Other 4.0%
$4,800,000	JP Morgan Chase Putters/Drivers Trust Var. Sts. (Putters), Ser. 2019-5027, 0.42%, due 6/1/2021	$4,800,000	(a)(b)

	Total Municipal Notes (Cost $112,502,276)	114,608,223

NUMBER OF SHARES
Exchange-Traded Funds 4.4%
86,680	VanEck Vectors High-Yield Municipal Index ETF (Cost $5,004,314)	5,245,007

	Total Investments 100.2% (Cost $117,506,590)	119,853,230

	Liabilities Less Other Assets (0.2)%	(184,844)

	Net Assets 100.0%	$119,668,386

(a)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2020.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2020, these securities amounted to $24,607,349, which represents 20.6% of net assets of the Fund.
(c)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of $6,177,434.
(d)	When-issued security. Total value of all such securities at July 31, 2020 amounted to $1,038,440, which represents 0.9% of net assets of the Fund.
(e)	Defaulted security.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$114,608,223	$—	$114,608,223
Exchange-Traded Funds	5,245,007	—	—	5,245,007
Total Investments	$5,245,007	$114,608,223	$—	$119,853,230

(a)	The Schedule of Investments provides a categorization by state/territory or sector for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) July 31, 2020

PRINCIPAL AMOUNT		VALUE
Municipal Notes 100.1%
Alabama 2.6%
$750,000	Athens Wtr. & Swr. Rev. Ref., Ser. 2020, (BAM Insured), 4.00%, due 5/1/2031	$933,938
565,000	Fort Payne City G.O. (Sch. Warrants), Ser. 2018-B, (AGM Insured), 5.00%, due 5/1/2027	722,601
		1,656,539
Arkansas 1.8%
	Russellville City Wtr. & Swr. Rev.
315,000	Ser. 2018, (AGM Insured), 4.00%, due 7/1/2028	364,480
660,000	Ser. 2018, (AGM Insured), 4.00%, due 7/1/2030	751,648
		1,116,128
California 2.5%
250,000	California HFA Rev. (833 Bryant Apt.), Ser. 2020-N, 5.00%, due 4/1/2027	320,897
1,000,000	Glendale City Wtr. Rev. Ref., Ser. 2020, 2.00%, due 2/1/2033	1,031,090	(a)
200,000	San Diego Assoc. of Gov't Cap. Grant Receipts Rev. (Green Bond Mid-Coast Corridor Transit Proj.), Ser. 2019-A, 5.00%, due 11/15/2024	228,564
		1,580,551
Connecticut 0.8%
500,000	Waterbury Hsg. Au. Multi-Family Hsg. Rev. (Exchange Place Proj.), Ser. 2020, 0.40%, due 2/1/2023 Putable 8/1/2022	500,085
District of Columbia 1.4%
725,000	Washington Metro. Area Transit Au. Gross Rev., Ser. 2017-B, 5.00%, due 7/1/2024	853,100
Florida 3.3%
1,225,000	Miami-Dade Co. (Bldg. Better Comm. Prog.), Ser. 2015-D-REMK, 5.00%, due 7/1/2026	1,543,292
375,000	Tampa Wtr. & Wastewater Sys. Rev., Ser. 2020-A, 5.00%, due 10/1/2033	521,081
		2,064,373
Georgia 1.9%
1,000,000	Metropolitan Atlanta Rapid Transit Au. Sales Tax Rev. Ref., Ser. 2016-B, 5.00%, due 7/1/2035	1,214,010
Illinois 3.2%
1,000,000	Cook Co. Comm. Cons. Sch. Dist. # 21 G.O. (Wheeling Sch. Bldg.), Ser. 2019-A, (AGM Insured), 4.00%, due 12/1/2035	1,160,530
800,000	Southwestern Illinois Dev. Au. Local Gov’t Prog. Rev. Ref. (Flood Prevention Dist. Council Proj.), Ser. 2020, 4.00%, due 4/15/2023	876,040
		2,036,570
Indiana 3.3%
	Anderson Sch. Bldg. Corp. (First Mtge.)
850,000	Ser. 2018, 5.00%, due 1/15/2024	981,682
895,000	Ser. 2018, 5.00%, due 1/15/2026	1,104,358
		2,086,040
Kansas 1.0%
500,000	Wyandotte Co. Unified Sch. Dist. # 203 G.O. Impt., Ser. 2018-A, 5.00%, due 9/1/2035	645,275
Kentucky 3.7%
550,000	Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Rev. (Construction Notes), Ser. 2019-E-1, 1.45%, due 6/1/2021	552,139
500,000	Lewis Co. Sch. Dist. Fin. Corp. Rev., Ser. 2017-B, 2.00%, due 9/1/2022	512,280

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,000,000	Logan-Todd Reg. Wtr. Commission Rev. Ref., Ser. 2016-A, (AGM Insured), 5.00%, due 7/1/2028	$1,250,050
		2,314,469
Louisiana 5.1%
250,000	Greater Ouachita Wtr. Co., Inc. Waterworks & Swr. Sys. Rev. Ref., Ser. 2019, (BAM Insured), 4.00%, due 9/1/2037	297,580
1,095,000	Louisiana Pub. Facs. Au. Rev. Ref. (Hurricane Rec. Prog.), Ser. 2014, 5.00%, due 6/1/2024	1,282,278
	Natchitoches Parish Sch. Dist. G.O. # 9
505,000	Ser. 2018, (AGM Insured), 5.00%, due 3/1/2027	640,017
755,000	Ser. 2018, (AGM Insured), 5.00%, due 3/1/2028	979,959
		3,199,834
Michigan 10.0%
1,000,000	Dearborn G.O. (Swr.), Ser. 2018, 4.00%, due 4/1/2033	1,183,890
500,000	Livonia Pub. Sch. Dist. G.O., Ser. 2016, (AGM Insured), 5.00%, due 5/1/2028	615,175
750,000	Michigan St. Hsg. Dev. Au. Rev. (Non Ace), Ser. 2016-B, 2.50%, due 12/1/2026	812,858
290,000	Michigan St. Hsg. Dev. Au. Rev. Ref., Ser. 2018-B, 3.15%, due 4/1/2028	329,678
1,000,000	Michigan St. Hsg. Dev. Au. Single Family Mtge. Rev. (Non Ace), Ser. 2018-C, 2.90%, due 12/1/2024	1,088,310
	Trenton Pub. Sch. Dist. G.O. (Sch. Bldg. & Site)
1,025,000	Ser. 2018, 5.00%, due 5/1/2039	1,287,420
785,000	Ser. 2018, 5.00%, due 5/1/2036	1,001,040
		6,318,371
Minnesota 1.1%
500,000	Minnesota Rural Wtr. Fin. Au. (Pub. Proj. Construction Notes), Ser. 2020, 1.00%, due 8/1/2021	501,695
210,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Metro Deaf Sch. Proj.), Ser. 2018-A, 5.00%, due 6/15/2038	217,965	(b)
		719,660
Mississippi 3.7%
500,000	Mississippi St. G.O., Ser. 2019-B, 4.00%, due 10/1/2039	604,650
	West Rankin Utils. Au. Rev.
440,000	Ser. 2018, (AGM Insured), 5.00%, due 1/1/2043	536,540
1,000,000	Ser. 2018, (AGM Insured), 5.00%, due 1/1/2048	1,210,670
		2,351,860
Missouri 4.4%
1,000,000	Bi- St. Dev. Agcy. of the Missouri-Illinois Metro. Dist. Rev. Ref. (Combined Lien Mass Transit Sales Tax Appropriation), Ser. 2019, 4.00%, due 10/1/2036	1,194,480
	Missouri St. Env. Imp. & Energy Res. Au. Wtr. PCR
660,000	Ser. 2018-A, 5.00%, due 7/1/2029	880,143
510,000	Ser. 2018-A, 5.00%, due 1/1/2030	680,294
		2,754,917
New Jersey 1.1%
650,000	New Jersey St. Hsg. & Mtge. Fin. Agcy. Multi-Family Rev. Ref., Ser. 2017-A, 2.60%, due 11/1/2024	702,644
New York 12.7%
200,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.), Ser. 2017-A, 4.00%, due 6/1/2022	204,230
125,000	Build NYC Res. Corp. Rev. (Consortium for Worker Ed., Inc. Proj.), Ser. 2020, 5.00%, due 12/1/2039	118,606	(b)
200,000	Build NYC Res. Corp. Rev. (New Dawn Charter Sch. Proj.), Ser. 2019, 5.75%, due 2/1/2049	209,272	(b)

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$450,000	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Highland Hosp. Rochester Proj.), Ser. 2015, 5.00%, due 7/1/2022	$485,361
150,000	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 5.00%, due 7/1/2027	168,681
1,060,000	New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev. (Sustainable Dev. Bonds), Ser. 2020-A-3, 1.13%, due 5/1/2060 Putable 11/1/2024	1,068,989
	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Gen. Resolution Rev. Bonds)
2,500,000	Ser. 2013-AA-1, (LOC: JP Morgan Chase Bank N.A.), 0.18%, due 6/15/2050	2,500,000	(c)
400,000	Ser. 2014-AA-2, (LOC: JP Morgan Chase Bank N.A.), 0.18%, due 6/15/2050	400,000	(c)
	New York St. HFA Rev. (Affordable Hsg.)
425,000	Ser. 2018-I, 2.65%, due 5/1/2023	448,171
1,000,000	Ser. 2019-O, (SONYMA, FNMA/FHLMC Insured), 1.45%, due 5/1/2023	1,006,350
500,000	New York St. Hsg. Fin. Agcy. Rev. (Climate Bond Certified/ Sustainability Bonds), Ser. 2019-P, 1.55%, due 11/1/2023	503,675
500,000	New York St. Hsg. Fin. Agcy. Rev. (Green Bond), Ser. 2018-F, (SONYMA Insured), 2.15%, due 5/1/2021	500,370
350,000	Rockland Co. G.O. (Pub. Imp.), Ser. 2014-C, (AGM Insured), 4.00%, due 5/1/2021	360,063
		7,973,768
North Carolina 1.1%
	Scotland Co. Rev.
350,000	Ser. 2018, 5.00%, due 12/1/2024	413,385
250,000	Ser. 2018, 5.00%, due 12/1/2026	310,888
		724,273
North Dakota 0.3%
250,000	Grand Forks Co. Solid Waste Disp. Ref. Rev. (Green Bond-Red River Biorefinery, LLC Proj.), Ser. 2020, 6.38%, due 12/15/2043	206,858
Ohio 2.8%
750,000	American Muni. Pwr. Ohio, Inc. Rev. (Comb. Hydroelectric Proj.), Ser. 2018-A, 2.25%, due 2/15/2048 Putable 8/15/2021	755,190
	American Muni. Pwr. Ohio, Inc. Rev. Solar Elec. Pre-Payment (Green Bond)
200,000	Ser. 2019-A, 5.00%, due 2/15/2021	205,066
300,000	Ser. 2019-A, 5.00%, due 2/15/2022	321,852
175,000	Ser. 2019-A, 5.00%, due 2/15/2023	195,772
250,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC), Ser. 2019-D, 5.00%, due 7/1/2049	254,485	(b)
		1,732,365
Oklahoma 3.9%
935,000	Delaware Co. Ed. Facs. Au. Ed. Facs. Lease Rev. (Grove Pub. Sch. Proj.), Ser. 2015, 5.00%, due 9/1/2022	1,021,459
650,000	Lincoln Co. Ed. Facs. Au. Ed. Facs. Lease Rev. (Stroud Pub. Sch. Proj.), Ser. 2016, 5.00%, due 9/1/2027	803,569
535,000	Tulsa Co. Ind. Au. Ed. Facs. Lease Rev. (Glenpool Pub. Sch. Proj.), Ser. 2017-A, 5.00%, due 9/1/2023	609,654
		2,434,682
Pennsylvania 5.8%
	Allegheny Co. Sanitary Au. Rev.
290,000	Ser. 2018, 5.00%, due 6/1/2030	374,805
565,000	Ser. 2018, 5.00%, due 6/1/2032	722,629
100,000	Pennsylvania St. Econ. Dev. Fin. Au. Solid Waste Disp. Rev. (CarbonLite P LLC Proj.), Ser. 2019, 5.75%, due 6/1/2036	98,260	(b)

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Pennsylvania St. Hsg. Fin. Agcy. Single Family Mtge. Rev.
$1,000,000	Ser. 2018-127B, 2.85%, due 4/1/2026	$1,101,570	(d)
750,000	Ser. 2019-131A, 1.75%, due 4/1/2025	780,915
500,000	Philadelphia Wtr. & Wastewater Rev. Ref., Ser. 2016, 5.00%, due 10/1/2023	569,380
		3,647,559
South Carolina 4.8%
500,000	Allendale Co. Sch. Dist. Energy Savings Spec. Oblig. Rev. Ref. (Impt.), Ser. 2014, 3.00%, due 12/1/2020	503,855
1,175,000	Dillon Co. Sch. Fac. Corp. Cert. of Participation Ref., Ser. 2020, 5.00%, due 12/1/2026	1,421,104
800,000	Newberry Investing in Children's Ed. Installment Purchase Rev. Ref. (Newberry Co. Sch. Dist.), Ser. 2014, 5.00%, due 12/1/2023	920,888
175,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	165,193	(b)
		3,011,040
Texas 10.4%
910,000	El Paso Wtr. & Swr. Rev. Ref., Ser. 2014, 5.00%, due 3/1/2024	1,060,541
850,000	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/2024	964,436
1,000,000	San Antonio Wtr. Sys. Jr. Lien Rev. Ref., Ser. 2019-C, 5.00%, due 5/15/2034	1,347,840
1,015,000	Weslaco G.O. Ref., Ser. 2017, (AGM Insured), 5.00%, due 8/15/2027	1,308,934
500,000	West Travis Co. Pub. Utils. Agcy. Rev. Ref., Ser. 2017, (BAM Insured), 5.00%, due 8/15/2026	626,060
1,000,000	Ysleta Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2017, (PSF-GTD Insured), 5.00%, due 8/15/2041	1,219,760
		6,527,571
Utah 1.6%
915,000	Grand Co. Sch. Dist. Local Bldg. Au. Rev., Ser. 2019, (AGM Insured), 5.00%, due 12/15/2022	1,016,528
West Virginia 5.1%
500,000	West Virginia Hosp. Fin. Au. Rev. (Impt. West Virginia Univ. Hlth. Sys. Obligated Group), Ser. 2018-A, 5.00%, due 6/1/2052	585,195
700,000	West Virginia Hosp. Fin. Au. Rev. (West Virginia Univ. Hlth. Sys.), Ser. 2017-A, 5.00%, due 6/1/2035	833,413
	West Virginia Hsg. Dev. Fund Rev. (Hsg. Fin.)
220,000	Ser. 2018-A, (HUD SECT 8 Insured), 1.88%, due 11/1/2020	220,755
275,000	Ser. 2018-A, (HUD SECT 8 Insured), 2.65%, due 11/1/2024	295,809
990,000	West Virginia Wtr. Dev. Au. Rev. Ref. (Loan Prog.), Ser. 2018-A-IV, 5.00%, due 11/1/2036	1,251,627	(d)
		3,186,799
Wisconsin 0.7%
395,000	Oregon Sch. Dist. G.O. (Green Bond-Sch. Bldg. & Impt.), Ser. 2019, 5.00%, due 3/1/2022	425,060

	Total Investments 100.1% (Cost $59,118,031)	63,000,929

	Liabilities Less Other Assets (0.1)%	(63,339)

	Net Assets 100.0%	$62,937,590

(a)	When-issued security. Total value of all such securities at July 31, 2020 amounted to $1,031,090, which represents 1.6% of net assets of the Fund.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2020, these securities amounted to $1,063,781, which represents 1.7% of net assets of the Fund.
(c)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2020.
(d)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of $2,353,197.

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$63,000,929	$—	$63,000,929
Total Investments	$—	$63,000,929	$—	$63,000,929

(a)	The Schedule of Investments provides a categorization by state/territory for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) July 31, 2020

PRINCIPAL AMOUNT		VALUE
Municipal Notes 100.1%
Alabama 6.6%
$1,000,000	Black Belt Energy Gas Dist. Gas Prepay Rev. Proj. # 5, Ser. 2020-A-1, 4.00%, due 10/1/2049 Putable 10/1/2026	$1,170,710
2,000,000	Black Belt Energy Gas Dist. Gas Supply Rev., Ser. 2017-A, 4.00%, due 8/1/2047 Putable 7/1/2022	2,118,160
5,900,000	Columbia IDB PCR Ref. (Alabama Pwr. Co. Proj.), Ser. 2014-A, 0.20%, due 12/1/2037	5,900,000	(a)
1,500,000	Lower Alabama Gas Dist. Rev.(Gas Proj. 2), Ser. 2020, 4.00%, due 12/1/2050 Putable 12/1/2025	1,727,475
3,600,000	Mizuho Floater/Residual Trust, Ser. 2020, (LOC: Mizuho Bank Ltd.), 0.66%, due 12/1/2048	3,600,000	(a)(b)
100,000	Taylor-Ryan Imp. Dist. Rev. Ref., Ser. 2005, (LOC: Synovus Bank), 0.31%, due 11/1/2035	100,000	(a)
		14,616,345
Alaska 1.1%
2,000,000	Alaska St. Hsg. Fin. Corp. Ref. Rev. (Cap. Proj. Bonds II), Ser. 2014-D, 5.00%, due 12/1/2025	2,353,800
Arizona 1.7%
500,000	Maricopa Co. Ind. Dev. Au. Rev. (Banner Hlth. Obligated Group), Ser. 2017-C, 5.00%, due 1/1/2048 Putable 10/18/2024	580,645
950,000	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. Ref. (Christian Care Retirement Apts., Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/2024	1,077,803
2,000,000	Maricopa Co. Poll. Ctrl. Corp. PCR. Ref. (Palo Verde Proj.), Ser. 2003-A, 1.05%, due 1/1/2038 Putable 6/1/2022	2,006,940
		3,665,388
Arkansas 0.9%
610,000	Arkansas Dev. Fin. Au. Hlth. Care Rev. (Baptist Hlth.), Ser. 2019, 4.00%, due 12/1/2044	687,104
1,000,000	Jonesboro Wtr. & Lt. Plant Pub. Utils. Sys. Rev., Ser. 2020, 4.00%, due 6/1/2034	1,245,120
		1,932,224
California 4.1%
1,685,161	California HFA Muni. Cert., Ser. 2019-2, Class A, 4.00%, due 3/20/2033	1,846,768
1,000,000	California St. G.O. Ref., Ser. 2019, 5.00%, due 4/1/2032	1,451,270
100,000	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/2028	115,150
1,665,000	Contra Costa Co. Redev. Agcy. Successor Agcy. Tax Allocation Ref., Ser. 2017-A, (BAM Insured), 5.00%, due 8/1/2032	2,104,393
	Fresno Joint Pwr. Fin. Au. Lease Rev. Ref. (Master Lease Proj.)
1,110,000	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/2027	1,400,010
400,000	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/2032	490,064
	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010)
740,000	Ser. 2012-B, 0.00%, due 8/1/2026	698,449
645,000	Ser. 2012-B, 0.00%, due 8/1/2027	597,393
430,000	Santa Monica-Malibu Unified Sch. Dist. G.O., Ser. 2019-E, 3.00%, due 8/1/2034	478,771
		9,182,268
Colorado 2.1%
1,250,000	Colorado Springs Utils. Rev. Ref. (Unrefunded), Ser. 2011-A, 5.00%, due 11/15/2026	1,326,300
945,000	Colorado St. Ed. & Cultural Facs. Au. Rev. Ref. (Alexander Dawson Sch. Proj.), Ser. 2016, 5.00%, due 5/15/2025	1,125,589
750,000	Colorado St. Hlth. Facs. Au. Hosp. Rev. Ref. (Commonspirit Hlth.), Ser. 2019-A-2, 4.00%, due 8/1/2049	832,965

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,000,000	Denver Hlth. & Hosp. Au. Healthcare Rev. Ref., Ser. 2019-A, 4.00%, due 12/1/2037	$1,088,880
300,000	Westminster Cert. of Participation Ref., Ser. 2013, 4.00%, due 12/1/2025	334,038
		4,707,772
Connecticut 2.4%
1,760,000	Connecticut HFA Hsg. Fin. Mtge. Prog. Rev. Ref., Subser. 2017-A-4, 3.65%, due 11/15/2032	1,946,472
2,050,000	Connecticut St. G.O., Ser. 2020-C, 4.00%, due 6/1/2037	2,459,508
400,000	Connecticut St. G.O. Ref., Ser. 2019-B, 5.00%, due 2/15/2029	525,864
430,000	Meriden City G.O., Ser. 2020-B, 3.00%, due 7/1/2031	479,876
		5,411,720
Delaware 0.6%
	Delaware St. Hlth. Facs. Au. Rev. (Beebe Med. Ctr.)
610,000	Ser. 2018, 5.00%, due 6/1/2027	738,923
500,000	Ser. 2018, 5.00%, due 6/1/2028	617,460
		1,356,383
District of Columbia 0.4%
	Dist. of Columbia Rev. (Assoc. of American Med. College)
460,000	Ser. 2011-A, 5.00%, due 10/1/2021	485,535
350,000	Ser. 2011-A, 5.00%, due 10/1/2022	386,001
		871,536
Florida 4.0%
700,000	Cape Coral Spec. Obligation Ref. Rev., Ser. 2015, 4.00%, due 10/1/2030	805,854
1,000,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/2026	1,153,120
825,000	Escambia Co. Florida Env. Imp. Rev. Ref. (Int’l Paper Co. Proj.), Ser. 2019-B, 2.00%, due 11/1/2033 Putable 10/1/2024	855,434
	Escambia Co. Hlth. Facs. Au. Ref. Rev. (Baptist Hlth. Care Corp. Obligated Group)
1,400,000	Ser. 2020-A, 5.00%, due 8/15/2031	1,770,734
1,000,000	Ser. 2020-A, 4.00%, due 8/15/2045	1,102,210
340,000	JEA Elec. Sys. Rev., Ser. 2013-A, 5.00%, due 10/1/2029 Pre-Refunded 10/1/2022	374,973
2,000,000	Miami-Dade Co. G.O. Ref., Ser. 2015-B, 4.00%, due 7/1/2032	2,250,340
500,000	Village Comm. Dev. Dist. Number 13 Spec. Assessment Rev., Ser. 2019, 3.00%, due 5/1/2029	506,570
		8,819,235
Georgia 2.1%
1,645,000	Bulloch Co. Dev. Au. Std. Hsg. Rev. Ref. (Georgia So. Univ. Hsg. Foundation One LLC), Ser. 2012, (AGM Insured), 5.00%, due 8/1/2022	1,774,774
	Muni. Elec. Au. of Georgia (Plant Vogtle units 3&4 Proj. M Bonds)
500,000	Ser. 2019-A, 5.00%, due 1/1/2032	625,895
300,000	Ser. 2019-A, 5.00%, due 1/1/2033	373,356
	Private Colleges & Univ. Au. Rev. (Savannah College of Art & Design, Inc.)
290,000	Ser. 2014, 5.00%, due 4/1/2022	309,126
540,000	Ser. 2014, 5.00%, due 4/1/2025	614,979
850,000	Savannah Econ. Dev. Au. Rev. Ref. (Int'l Paper Co. Proj.), Ser. 2019-A, 2.00%, due 11/1/2033 Putable 10/1/2024	881,356
		4,579,486
Illinois 13.7%
470,000	Bureau Co. Township High Sch. Dist. No. 502 G.O., Ser. 2017-A, (BAM Insured), 5.00%, due 12/1/2033	590,734
250,000	Chicago Ref. G.O., Ser. 2020-A, 5.00%, due 1/1/2026	276,948
3,225,000	Coles Christian Clark Etc Cos. Comm. College Dist. #517 G.O., Ser. 2020, 5.00%, due 12/1/2022	3,570,623

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,400,000	Cook Co. Sch. Dist. No. 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/2027 Pre-Refunded 12/1/2020	$1,422,904
1,000,000	Cook Co. Sch. Dist. No. 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/2030 Pre-Refunded 12/1/2021	1,065,130
620,000	Dekalb Kane LaSalle Cos. Comm. College Dist. No. 523 G.O., Ser. 2011-B, 0.00%, due 2/1/2025 Pre-Refunded 2/1/2021	487,246
1,000,000	Illinois Fin. Au. Rev. (Downers Grove Comm. High Sch. Dist. No. 99 Proj.), Ser. 2020-A, 4.00%, due 12/15/2032	1,241,180
1,085,000	Illinois Fin. Au. Rev. (LOC Gov't Prog.-Brookfield Lagrange Park Sch. Dist. No. 95 Proj.), Ser. 2018, 4.00%, due 12/1/2038	1,232,810
	Illinois Fin. Au. Rev. (LOC Gov't Prog.-E Prairie Sch. Dist. No. 73 Proj.)
1,065,000	Ser. 2018, (BAM Insured), 5.00%, due 12/1/2029	1,373,552
485,000	Ser. 2018, (BAM Insured), 4.00%, due 12/1/2042	548,021
	Illinois St. Fin. Au. Rev. (Downers Grove Comm. High Sch. Dist. No. 99 Proj.)
1,000,000	Ser. 2019, 4.00%, due 12/15/2030	1,240,900
1,000,000	Ser. 2019, 4.00%, due 12/15/2031	1,228,980
	Illinois St. G.O.
2,945,000	Ser. 2017-D, 5.00%, due 11/1/2027	3,386,485
2,000,000	Ser. 2017-D, 5.00%, due 11/1/2028	2,292,440
1,800,000	Ser. 2020, 5.75%, due 5/1/2045	2,157,048
	Peoria Co. Sch. Dist. # 150 G.O. Ref.
395,000	Ser. 2020-A, (AGM Insured), 4.00%, due 12/1/2026	470,800
1,005,000	Ser. 2020-A, (AGM Insured), 4.00%, due 12/1/2027	1,196,372
955,000	Ser. 2020-A, (AGM Insured), 4.00%, due 12/1/2028	1,132,783
1,990,000	Peoria City G.O., Ser. 2016-A, (LOC: BMO Harris Bank N.A.), 0.58%, due 1/1/2031	1,990,000	(a)
500,000	Sales Tax Securitization Corp. Rev. Ref., Ser. 2017-A, 5.00%, due 1/1/2028	608,155
530,000	Sales Tax Securitization Corp. Rev. Ref. Second Lien, Ser. 2020-A, 5.00%, due 1/1/2026	619,676
500,000	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.), Ser. 2014-A1, (BAM Insured), 4.00%, due 2/15/2026	523,715
	Springfield G.O.
950,000	Ser. 2014, 4.25%, due 12/1/2027	1,083,541
665,000	Ser. 2014, 5.00%, due 12/1/2028	784,500
		30,524,543
Indiana 3.6%
500,000	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-B, 3.00%, due 11/1/2030	523,740
	Indiana Hsg. & CDA Single Family Mtge. Rev.
620,000	Ser. 2017-B-3, (GNMA/FNMA/FHLMC Insured), 0.25%, due 7/1/2047	620,000	(a)
6,150,000	Ser. 2017-C-3, (GNMA/FNMA/FHLMC Insured), 0.25%, due 7/1/2047	6,150,000	(a)(d)
500,000	Indiana St. Muni. Pwr. Agcy. Ref. Rev., Ser. 2016-C, 5.00%, due 1/1/2027	620,900
		7,914,640
Iowa 0.3%
640,000	Iowa St. Fin. Au. Single Family Mtge. Rev. (Non Ace-Mtge.-Backed Sec. Prog.), Ser. 2017-C, (GNMA/FNMA/FHLMC Insured), 2.30%, due 1/1/2026	686,458
Kansas 1.3%
	Wichita City Sales Tax. Spec. Oblig. Rev. (River Dist. Stadium Star Bond Proj.)
305,000	Ser. 2018, 5.00%, due 9/1/2025	368,022
1,000,000	Ser. 2018, 5.00%, due 9/1/2027	1,255,160
1,245,000	Wyandotte Co. — Kansas City Unified Gov't Utils. Sys. Rev. (Impt.), Ser. 2012-B, 5.00%, due 9/1/2032	1,352,693
		2,975,875

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Kentucky 0.7%
$1,470,000	Laurel Co. Judicial Ctr. Pub. Properties Corp. Ref. Rev. (Justice Center Proj.), Ser. 2015, 4.00%, due 3/1/2024	$1,621,204
Louisiana 0.1%
145,000	Monroe Sales & Use Tax Ref. Rev., Ser. 2012, 4.00%, due 7/1/2023	149,873
Maryland 0.1%
250,000	Baltimore Spec. Oblig. Ref. Rev. Sr. Lien (Harbor Point Proj.), Ser. 2019-A, 3.63%, due 6/1/2046	225,453	(b)
Massachusetts 2.4%
2,000,000	Massachusetts St. G.O., Ser. 2020-D, 3.00%, due 7/1/2035	2,288,540
2,890,000	Massachusetts St. Sch. Bldg. Au. Sales Tax Rev., Ser. 2011-B, 5.00%, due 10/15/2035 Pre-Refunded 10/15/2021	3,057,591
		5,346,131
Michigan 1.4%
1,000,000	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured), 5.00%, due 7/1/2029	1,150,210
1,730,000	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-B, 2.30%, due 6/1/2025	1,847,519
		2,997,729
Minnesota 0.7%
350,000	Minnesota St. G.O., Ser. 2015-A, 5.00%, due 8/1/2029	427,868
1,000,000	St. Paul Hsg. & Redev. Au. Hlth. Care Rev. Ref. (Fairview Hlth. Svcs. Obligated Group), Ser. 2017-A, 4.00%, due 11/15/2043	1,102,190
		1,530,058
Mississippi 1.9%
1,250,000	Mississippi Dev. Bank Spec. Oblig. (Madison Co. Hwy. Proj.), Ser. 2013-C, 5.00%, due 1/1/2027	1,581,650
325,000	Mississippi St. G.O. Ref., Ser. 2015-C, 5.00%, due 10/1/2026	399,929
2,100,000	Warren Co. Gulf Opportunity Zone Rev. Ref. (Int'l Paper Co. Proj.), Ser. 2018, 2.90%, due 9/1/2032 Putable 9/1/2023	2,220,519
		4,202,098
Missouri 1.7%
2,000,000	Missouri St. Hlth. & Ed. Facs. Au. Hlth. Fac. Rev. Ref. (SSM Hlth. Care Oblig.), Ser. 2018-C, 5.00%, due 6/1/2036 Putable 6/1/2023	2,189,860
	Missouri St. Hsg. Dev. Commission Single Family Mtge. Rev. (Non-AMT Spec. Homeownership Loan Prog.)
640,000	Ser. 2014-A, (GNMA/FNMA/FHLMC Insured), 3.80%, due 11/1/2034	687,398
745,000	Ser. 2014-A, (GNMA/FNMA/FHLMC Insured), 4.00%, due 11/1/2039	795,288
		3,672,546
Nevada 0.3%
500,000	Clark Co. Sch. Dist. G.O., Ser. 2020-A, (AGM Insured), 5.00%, due 6/15/2028	645,920
New Jersey 3.1%
1,130,000	New Jersey Hlth. Care Fac. Fin. Au. Rev. (Inspira Hlth. Obligated Group), Ser. 2017-A, 5.00%, due 7/1/2029	1,384,984
1,500,000	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Hosp. Asset Trans. Prog.), Ser. 2017, 5.00%, due 10/1/2028	1,778,310
1,000,000	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Princeton Hlth. Care Sys.), Ser. 2017, 5.00%, due 10/1/2026	1,163,760
600,000	New Jersey St. Trans. Trust Fund Au., Ser. 2019-BB, 5.00%, due 6/15/2029	726,048
1,000,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref, Ser. 2018-A, 5.00%, due 12/15/2032	1,186,970
200,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref., Ser. 2019-A, 5.00%, due 12/15/2028	242,192

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$295,000	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 4.00%, due 6/15/2023	$325,459
		6,807,723
New York 8.0%
390,000	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/2026	429,476
1,075,000	Erie Co., Ser. 2020, 3.00%, due 6/24/2021	1,100,047
1,140,000	Hempstead Town Local Dev. Corp. Rev. Ref. (Molloy College Proj.), Ser. 2017, 5.00%, due 7/1/2029	1,341,632
	Long Beach, G.O.
335,000	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/2021	350,695
520,000	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/2023	573,825
3,000,000	Metropolitan Trans. Au. Rev., Ser. 2020-A-1, 5.00%, due 2/1/2023	3,149,820
1,000,000	Monroe Co. G.O. (Pub. Imp.), Ser. 2019-A, (BAM Insured), 4.00%, due 6/1/2028	1,183,550
500,000	New Paltz Central Sch. Dist. G.O., Ser. 2019, 4.00%, due 2/15/2029	602,250
100,000	New York City IDA Civic Fac. Rev. (Jewish Board of Family & Childrens Svcs., Inc.), Ser. 2000, (LOC: TD Bank N.A.), 0.14%, due 7/1/2025	100,000	(a)
1,850,000	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Subser. 2016-A-1, 4.00%, due 5/1/2031	2,141,005
	New York City Trust for Cultural Res. Rev. Ref. (Carnegie Hall)
310,000	Ser. 2019, 5.00%, due 12/1/2037	374,824
600,000	Ser. 2019, 5.00%, due 12/1/2038	723,408
300,000	Ser. 2019, 5.00%, due 12/1/2039	360,753
800,000	New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2014-C, 5.00%, due 3/15/2025	930,576
125,000	New York St. Dorm. Au. Personal Income Tax Rev. Ref., Ser. 2015-E, 5.00%, due 3/15/2026	153,381
750,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Fordham Univ.), Ser. 2020, 4.00%, due 7/1/2046	868,733
100,000	New York St. HFA Rev. (10 Barclay St. Proj.), Ser. 2004-A, (LOC: Fannie Mae), 0.14%, due 11/15/2037	100,000	(a)
2,000,000	New York St. Urban Dev. Corp. Rev., Ser. 2020-A, 4.00%, due 3/15/2045	2,358,300
500,000	Oneida Co. Local Dev. Corp. Rev. Ref. (Mohawk Valley Hlth. Sys. Proj.), Ser. 2019-A, (AGM Insured), 4.00%, due 12/1/2049	564,900
450,000	Yonkers Econ. Dev. Corp. Ed. Rev. (Charter Sch. of Ed. Excellence Proj.), Ser. 2019-A, 5.00%, due 10/15/2049	469,521
		17,876,696
North Carolina 0.0%(c)
100,000	North Carolina Med. Care Commission Retirement Facs. First Mtge. Rev. (Sharon Towers), Ser. 2019-A, 5.00%, due 7/1/2049	105,662
Ohio 4.0%
4,000,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, Class 2, 5.00%, due 6/1/2055	4,408,080
1,515,000	Dayton Metro Library G.O. (Library Impt.), Ser. 2013-A, 5.00%, due 12/1/2028 Pre-Refunded 12/1/2021	1,612,218
500,000	Franklin Co. Convention Facs. Au. Hotel Proj. Rev. (Greater Columbus Convention Ctr. Hotel Expansion Proj.), Ser. 2019, 5.00%, due 12/1/2051	485,650
1,000,000	Ohio St. Air Quality Dev. Au. Rev. (American Elec. Pwr. Co. Proj.), Ser. 2014-A, 2.40%, due 12/1/2038 Putable 10/1/2029	1,043,480
250,000	Port Au. of Greater Cincinnati Dev. Rev. (Convention Ctr. Hotel Acquisition and Demolition Proj.), Ser. 2020-A, 3.00%, due 5/1/2023	250,327
1,055,000	Tender Option Bond Trust Receipts/Cert., Ser. 2018, 0.41%, due 8/15/2025	1,055,000	(a)(b)
		8,854,755

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Oklahoma 2.2%
$2,000,000	Carter Co. Pub. Fac. Au. Ed. Fac. Lease Rev., Ser. 2018, 5.00%, due 9/1/2029	$2,442,860
455,000	Cleveland Co. Ed. Facs. Au. Lease Rev. Ref. (Noble Pub. Sch. Proj.), Ser. 2017, 5.00%, due 9/1/2031	567,157
1,500,000	Weatherford Ind. Trust Ed. Fac. Lease Rev. (Weatherford Pub. Sch. Proj.), Ser. 2019, 5.00%, due 3/1/2033	1,935,270
		4,945,287
Oregon 2.5%
1,485,000	Multnomah Co. Sch. Dist. # 3 Park Rose G.O., Ser. 2011-A, 5.00%, due 6/30/2031 Pre-Refunded 6/30/2021	1,549,731
4,000,000	Oregon St. Dept. Administrative Svcs. Lottery Rev., Ser. 2013, 0.41%, due 4/1/2021	4,000,000	(a)(b)
		5,549,731
Pennsylvania 7.8%
2,675,000	Allegheny Co. Hosp. Dev. Au. Rev. Ref. (Univ. Pittsburgh Med. Ctr.), Ser. 2019-A, 5.00%, due 7/15/2029	3,488,441	(d)
	Lackawanna Co. Ind. Dev. Au. Rev. Ref. (Univ. of Scranton)
940,000	Ser. 2017, 5.00%, due 11/1/2028	1,190,416
500,000	Ser. 2017, 5.00%, due 11/1/2029	628,745
500,000	Ser. 2017, 5.00%, due 11/1/2030	625,410
	Luzerne Co. G.O. Ref
500,000	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/2025	608,100
150,000	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/2027	192,021
300,000	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2025	364,860
70,000	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2026	87,378
	Luzerne Co. Ind. Dev. Au. Lease Rev. Ref. Gtd.
450,000	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2025	547,290
525,000	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2026	636,972
250,000	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2027	302,882
1,000,000	Pennsylvania St. G.O., Ser. 2015, 5.00%, due 3/15/2029	1,191,270
225,000	Pennsylvania St. Ref. G.O., Ser. 2016, 5.00%, due 9/15/2026	283,768
2,065,000	Pennsylvania St. Turnpike Commission Rev. Ref., Ser. 2016, 5.00%, due 6/1/2027	2,453,778
	Pennsylvania St. Turnpike Commission Turnpike Rev.
400,000	Subser. 2019-A, 5.00%, due 12/1/2033	503,924
1,000,000	Subser. 2019-A, 4.00%, due 12/1/2049	1,097,400
1,650,000	Philadelphia City Wtr. & Wastewater Rev. Ref., Ser. 2020-A, 5.00%, due 11/1/2039	2,182,554	(e)
750,000	Southeastern Trans. Au. Rev. Ref., Ser. 2017, 5.00%, due 3/1/2028	975,300
		17,360,509
Rhode Island 1.2%
500,000	Providence Redev. Agcy. Ref. Rev., Ser. 2015-A, 5.00%, due 4/1/2022	533,320
625,000	Rhode Island St. Hlth. & Ed. Bldg. Corp. Rev. (Providence Pub. Sch. Prog.), Ser. 2013-A, 5.00%, due 5/15/2022	676,187
1,505,000	Rhode Island St. Hsg. & Mtge. Fin. Corp. Ref. Rev. (Home Funding), Ser. 2012-5, (GNMA/FNMA/FHLMC Insured), 3.35%, due 10/1/2033	1,546,538
		2,756,045
South Carolina 1.0%
2,000,000	South Carolina St. Pub. Svc. Au. Oblig. Rev. Ref., Ser. 2014-C, 5.00%, due 12/1/2028	2,326,760
Tennessee 1.9%
700,000	Greeneville Hlth. & Ed. Facs. Board Hosp. Rev. Ref. (Ballad Hlth. Obligated Group), Ser. 2018-A, 5.00%, due 7/1/2032	763,091
1,500,000	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2018, 4.00%, due 11/1/2049 Putable 11/1/2025	1,719,045

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,405,000	Tennessee St. G.O., Ser. 2019-A, 5.00%, due 9/1/2035	$1,788,832
		4,270,968
Texas 5.4%
590,000	Central Texas Reg. Mobility Au. Sr. Lien Ref. Rev., Ser. 2020-A, 5.00%, due 1/1/2027	728,237
2,700,000	Dallas Co. G.O. (Cert. Oblig.), Ser. 2016, 5.00%, due 8/15/2023	3,090,906
400,000	Gulf Coast Waste Disp. Au. Rev. (Bayport Area Sys.), Ser. 2013, (AGM Insured), 3.00%, due 10/1/2026	418,784
250,000	La Joya Independent Sch. Dist. Ref. G.O., Ser. 2013, (PSF-GTD Insured), 5.00%, due 2/15/2033	323,535
1,250,000	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/2027	1,415,888
	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC)
200,000	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/2021	203,234
200,000	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/2022	208,056
125,000	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/2023	133,484
220,000	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/2024	240,209
1,290,000	Pampa Independent Sch. Dist. G.O. Ref., Ser. 2016, (PSF-GTD Insured), 5.00%, due 8/15/2032	1,563,841
700,000	Prosper Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2019, (PSF-GTD Insured), 5.00%, due 2/15/2030	943,390
1,420,000	Southwest Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, (PSF-GTD Insured), 5.00%, due 2/1/2026	1,519,996
1,000,000	Texas Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (North Tarrant Express Managed Lanes Proj.), Ser. 2019-A, 5.00%, due 12/31/2030	1,262,490
50,000	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/2020	50,443
		12,102,493
Utah 2.3%
	Midvale Redev. Agcy. Tax Increment & Sales Tax Rev.
660,000	Ser. 2018, 5.00%, due 5/1/2032	856,251
380,000	Ser. 2018, 5.00%, due 5/1/2034	488,904
750,000	Ogden City Swr. Wtr. & Storm Drain Rev., Ser. 2020-A, 3.00%, due 6/15/2045	820,478
200,000	Utah Infrastructure Agcy. Telecommunication Rev., Ser. 2019, 4.00%, due 10/15/2036	215,638
1,465,000	Utah St. G.O., Ser. 2020-B, 3.00%, due 7/1/2030	1,726,971
985,000	Weber Co. Spec. Assessment (Summit Mountain Assessment Area), Ser. 2013, 5.50%, due 1/15/2028	1,106,756
		5,214,998
Vermont 0.3%
585,000	Burlington Elec. Sys. Rev., Ser. 2014-A, (AGM Insured), 3.63%, due 7/1/2029	641,973
Virginia 1.1%
2,000,000	Henrico Co. Wtr. & Swr. Ref. Rev., Ser. 2016, 5.00%, due 5/1/2027	2,524,460

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Washington 2.3%
	Kent Ref. G.O.
$900,000	Ser. 2016, 4.00%, due 12/1/2029	$1,056,672
1,000,000	Ser. 2016, 4.00%, due 12/1/2030	1,165,120
	North Thurston Pub. Sch. G.O.
85,000	Ser. 2016, 4.00%, due 12/1/2028	101,040
150,000	Ser. 2016, 4.00%, due 12/1/2029	177,702
375,000	Ser. 2016, 4.00%, due 12/1/2030	442,496
	Whitman Co. Sch. Dist. No. 267 Pullman G.O.
800,000	Ser. 2016, 4.00%, due 12/1/2029	940,256
975,000	Ser. 2016, 4.00%, due 12/1/2030	1,138,390
		5,021,676
West Virginia 0.4%
700,000	West Virginia Hosp. Fin. Au. Rev. Ref. (Cabell Huntington Hosp. Obligated Group), Ser. 2018-A, 5.00%, due 1/1/2029	892,584
Wisconsin 2.4%
2,650,000	Cedarburg Sch. Dist. G.O., Ser. 2019, 4.00%, due 3/1/2032	3,122,627
470,000	Pub. Fin. Au. Lease Dev. Rev. (Central Dist. Dev. Proj.), Ser. 2016, 5.00%, due 3/1/2032	557,566
500,000	Pub. Fin. Au. Sr. Rev. (Wonderful Foundations Charter Sch. Portfolio Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055	508,895	(b)
1,000,000	Wisconsin St. Hlth. & Ed. Facs. Au. Rev. Ref. (Ascension Health Credit Group), Ser. 2016-A, 4.00%, due 11/15/2039	1,129,340
		5,318,428
	Total Investments 100.1% (Cost $212,047,825)	222,559,433

	Liabilities Less Other Assets (0.1)%	(186,308)

	Net Assets 100.0%	$222,373,125

(a)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2020.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2020, these securities amounted to $9,389,348, which represents 4.2% of net assets of the Fund.
(c)	Represents less than 0.05% of net assets of the Fund.
(d)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of $9,638,441.
(e)	When-issued security. Total value of all such securities at July 31, 2020 amounted to $2,182,554, which represents 1.0% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$222,559,433	$—	$222,559,433
Total Investments	$—	$222,559,433	$—	$222,559,433

(a)	The Schedule of Investments provides a categorization by state/territory for the portfolio.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) July 31, 2020

PRINCIPAL AMOUNT		VALUE
U.S. Government Agency Securities 3.1%
$2,581,127	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 4/15/2025 (Cost $2,742,391)	$2,748,451	(a)
Mortgage-Backed Securities 44.3%
Collateralized Mortgage Obligations 10.1%
487,922	Angel Oak Mortgage Trust I LLC, Ser. 2019-1, Class A1, 3.92%, due 11/25/2048	497,934	(b)(c)
	Fannie Mae Connecticut Avenue Securities
413,888	Ser. 2017-C04, Class 2M2, (1M USD LIBOR + 2.85%), 3.02%, due 11/25/2029	403,116	(d)
345,101	Ser. 2017-C06, Class 2M2, (1M USD LIBOR + 2.80%), 2.97%, due 2/25/2030	336,248	(d)
338,585	Ser. 2017-C07, Class 2M2, (1M USD LIBOR + 2.50%), 2.67%, due 5/25/2030	328,072	(d)
924,049	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 2.42%, due 7/25/2030	891,073	(d)
303,321	Ser. 2018-C02, Class 2M2, (1M USD LIBOR + 2.20%), 2.37%, due 8/25/2030	290,401	(d)
639,808	Ser. 2018-C04, Class 2M2, (1M USD LIBOR + 2.55%), 2.72%, due 12/25/2030	614,950	(d)
812,129	Ser. 2018-C05, Class 1M2, (1M USD LIBOR + 2.35%), 2.52%, due 1/25/2031	784,158	(d)
775,412	Ser. 2020-R01, Class 1M1, (1M USD LIBOR + 0.80%), 0.97%, due 1/25/2040	771,260	(c)(d)
	Freddie Mac Structured Agency Credit Risk Debt Notes
488,489	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 3.42%, due 7/25/2029	489,408	(d)
476,938	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 2.52%, due 4/25/2030	467,307	(d)
359,773	Ser. 2018-HQA1, Class M2, (1M USD LIBOR + 2.30%), 2.47%, due 9/25/2030	342,377	(d)
71,341	Ser. 2018-HQA2, Class M1, (1M USD LIBOR + 0.75%), 0.92%, due 10/25/2048	71,011	(c)(d)
111,498	Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits, Ser. 2020-HQA1, Class M1, (1M USD LIBOR + 0.75%), 0.92%, due 1/25/2050	111,329	(c)(d)
818,571	GCAT Trust, Ser. 2019-NQM2, Class A1, 2.86%, due 9/25/2059	827,404	(c)(e)
37,358	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1M USD LIBOR + 1.13%), 1.30%, due 6/19/2034	36,993	(d)
891,288	New Residential Mortgage Loan Trust, Ser. 2019-NQM5, Class A1, 2.71%, due 11/25/2059	908,794	(b)(c)
777,475	Starwood Mortgage Residential Trust, Ser. 2019-INV1, Class A1, 2.61%, due 9/27/2049	782,207	(b)(c)
		8,954,042
Commercial Mortgage-Backed 24.7%
	BBCMS Mortgage Trust
254,770	Ser. 2017-C1, Class A1, 2.01%, due 2/15/2050	255,702
740,948	Ser. 2020-C7, Class A1, 1.08%, due 4/15/2053	743,440
890,000	BBCMS Trust, Ser. 2013-TYSN, Class B, 4.04%, due 9/5/2032	886,424	(c)
536,380	BX Commercial Mortgage Trust, Ser. 2018-IND, Class A, (1M USD LIBOR + 0.75%), 0.92%, due 11/15/2035	533,364	(c)(d)
260,000	BXMT Ltd., Ser. 2020-FL2, Class A, (1M USD LIBOR + 0.90%), 1.08%, due 2/16/2037	253,999	(c)(d)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	CD Mortgage Trust
$265,836	Ser. 2016-CD1, Class A1, 1.44%, due 8/10/2049	$266,096
163,981	Ser. 2017-CD3, Class A1, 1.97%, due 2/10/2050	164,683
	Citigroup Commercial Mortgage Trust
246,485	Ser. 2016-C2, Class A1, 1.50%, due 8/10/2049	246,424
412,484	Ser. 2018-C5, Class A1, 3.13%, due 6/10/2051	420,617
	Commercial Mortgage Trust
304,754	Ser. 2012-CR3, Class ASB, 2.37%, due 10/15/2045	307,998
1,000,000	Ser. 2012 -CR4, Class AM, 3.25%, due 10/15/2045	1,026,198
1,000,000	Ser. 2013-LC6, Class B, 3.74%, due 1/10/2046	1,009,016
1,429,548	Ser. 2014-UBS3, Class XA, 1.07%, due 6/10/2047	48,930	(b)(f)
834,574	Ser. 2014-CR19, Class ASB, 3.50%, due 8/10/2047	877,411
5,594,791	Ser. 2014-UBS6, Class XA, 0.89%, due 12/10/2047	167,742	(b)(f)
	CSAIL Commercial Mortgage Trust
8,986,781	Ser. 2016-C5, Class XA, 0.92%, due 11/15/2048	301,156	(b)(f)
1,000,000	Ser. 2016-C5, Class ASB, 3.53%, due 11/15/2048	1,060,486
552,572	Ser. 2017-CX10, Class A1, 2.23%, due 11/15/2050	558,013
221,172	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 8/10/2049	221,447
817,544	DBUBS Mortgage Trust, Ser. 2011-LC1A, Class A3, 5.00%, due 11/10/2046	819,758	(c)
1,003,696	Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Ser. 2006-4TS, Class A, 5.40%, due 12/13/2028	1,008,826	(c)
1,535,000	Freddie Mac Multiclass Certificates, Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	139,688	(b)(f)
	Freddie Mac Multifamily Structured Pass Through Certificates
5,923,783	Ser. KW03, Class X1, 0.84%, due 6/25/2027	252,818	(b)(f)
3,426,729	Ser. K095, Class X1, 0.95%, due 6/25/2029	249,585	(b)(f)
5,296,306	Ser. K096, Class X1, 1.13%, due 7/25/2029	462,827	(b)(f)
4,100,000	Ser. K098, Class XAM, 1.39%, due 8/25/2029	467,392	(b)(f)
	GS Mortgage Securities Trust
730,000	Ser. 2010-C1, Class B, 5.15%, due 8/10/2043	659,360	(c)
500,000	Ser. 2012-GCJ7, Class B, 4.74%, due 5/10/2045	509,835
3,862,535	Ser. 2013-GC13, Class XA, 0.08%, due 7/10/2046	9,011	(b)(f)
100,000	Ser. 2014-GC18, Class AS, 4.38%, due 1/10/2047	106,311
31,297	Ser. 2015-GS1, Class A1, 1.94%, due 11/10/2048	31,323
430,000	Hawaii Hotel Trust, Ser. 2019-MAUI, Class A, (1M USD LIBOR + 1.15%), 1.32%, due 5/15/2038	415,301	(c)(d)
615,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2013-LC11, Class B, 3.50%, due 4/15/2046	597,657
391,177	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2017-C33, Class A1, 2.03%, due 5/15/2050	393,576
	Morgan Stanley Capital I Trust
1,163,353	Ser. 2011-C2, Class A4, 4.66%, due 6/15/2044	1,193,160	(c)
275,208	Ser. 2011-C1, Class A4, 5.03%, due 9/15/2047	277,183	(b)(c)
133,535	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/2048	133,573
	Wells Fargo Commercial Mortgage Trust
1,000,000	Ser. 2012-LC5, Class C, 4.69%, due 10/15/2045	1,019,234	(b)
313,030	Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/2049	313,282
540,694	Ser. 2017-C39, Class A1, 1.98%, due 9/15/2050	544,406
1,269,347	Ser. 2018-C45, Class A1, 3.13%, due 6/15/2051	1,300,898
4,080,254	Ser. 2019-C52, Class XA, 1.62%, due 8/15/2052	445,877	(b)(f)
1,136,000	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class C, 5.39%, due 2/15/2044	1,128,520	(b)(c)
		21,828,547

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Fannie Mae 9.0%
	Pass-Through Certificates
$352,864	3.00%, due 9/1/2027	$370,398
222,928	4.50%, due 4/1/2039–5/1/2044	246,796
6,945,633	2.50%, due 5/1/2050–6/1/2050	7,294,046
		7,911,240
Freddie Mac 0.5%
	Pass-Through Certificates
233,811	3.00%, due 1/1/2027	245,518
161,810	4.50%, due 11/1/2039	179,931
		425,449

	Total Mortgage-Backed Securities (Cost $39,097,700)	39,119,278

Corporate Bonds 38.6%
Advertising 0.1%
130,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, due 6/15/2025	131,950	(c)
Aerospace & Defense 1.5%
1,010,000	Boeing Co., 4.88%, due 5/1/2025	1,090,847
35,000	Howmet Aerospace, Inc., 6.88%, due 5/1/2025	39,742
150,000	TransDigm, Inc., 6.25%, due 3/15/2026	158,250	(c)
		1,288,839
Agriculture 1.0%
850,000	BAT Capital Corp., (3M USD LIBOR + 0.88%), 1.27%, due 8/15/2022	852,220	(d)
Airlines 0.3%
110,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	117,563	(c)
150,000	United Airlines Holdings, Inc., 4.25%, due 10/1/2022	133,911	(g)
		251,474
Auto Manufacturers 1.8%
	Ford Motor Credit Co. LLC
400,000	3.81%, due 10/12/2021	404,096
390,000	5.13%, due 6/16/2025	415,767
470,000	General Motors Financial Co., Inc., 2.75%, due 6/20/2025	484,693
295,000	Volkswagen Group of America Finance LLC, 3.35%, due 5/13/2025	321,894	(c)
		1,626,450
Auto Parts & Equipment 0.4%
40,000	Adient U.S. LLC, 9.00%, due 4/15/2025	44,550	(c)
210,000	Goodyear Tire & Rubber Co., 9.50%, due 5/31/2025	235,987
50,000	Meritor, Inc., 6.25%, due 6/1/2025	53,000	(c)
		333,537
Banks 12.5%
450,000	Banco Santander SA, 2.75%, due 5/28/2025	476,125
1,690,000	Bank of America Corp., (3M USD LIBOR + 1.00%), 1.26%, due 4/24/2023	1,705,901	(d)
	Citigroup, Inc.
1,435,000	(3M USD LIBOR + 0.96%), 1.20%, due 4/25/2022	1,449,384	(d)
720,000	(3M USD LIBOR + 0.69%), 0.93%, due 10/27/2022	723,614	(d)
1,685,000	Credit Suisse AG, (SOFR + 0.45%), 0.55%, due 2/4/2022	1,683,728	(d)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,545,000	Goldman Sachs Group, Inc., (3M USD LIBOR + 0.75%), 1.11%, due 2/23/2023	$1,547,767	(d)
1,140,000	JPMorgan Chase & Co., (3M USD LIBOR + 0.90%), 1.14%, due 4/25/2023	1,149,053	(d)
935,000	Lloyds Banking Group PLC, 1.33%, due 6/15/2023	943,711	(h)
1,330,000	Morgan Stanley, (SOFR + 0.70%), 0.80%, due 1/20/2023	1,332,326	(d)
		11,011,609
Chemicals 0.4%
200,000	NOVA Chemicals Corp., 5.25%, due 8/1/2023	200,000	(c)
155,000	Valvoline, Inc., 4.38%, due 8/15/2025	160,231	(c)
		360,231
Commercial Services 0.5%
390,000	APX Group, Inc., 8.50%, due 11/1/2024	401,700
80,000	Jaguar Holding Co. II/PPD Development L.P., 4.63%, due 6/15/2025	83,600	(c)
		485,300
Distribution - Wholesale 0.1%
50,000	Performance Food Group, Inc., 6.88%, due 5/1/2025	53,875	(c)(g)
Diversified Financial Services 1.6%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
700,000	4.50%, due 9/15/2023	713,531
460,000	6.50%, due 7/15/2025	493,549
215,000	Springleaf Finance Corp., 6.13%, due 3/15/2024	233,969
		1,441,049
Electric 0.3%
340,000	Talen Energy Supply LLC, 10.50%, due 1/15/2026	263,466	(c)
Entertainment 0.5%
205,000	Live Nation Entertainment, Inc., 4.88%, due 11/1/2024	193,725	(c)
80,000	Six Flags Entertainment Corp., 4.88%, due 7/31/2024	75,976	(c)
185,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	198,562	(c)
		468,263
Food Service 0.3%
	Aramark Services, Inc.
200,000	5.00%, due 4/1/2025	205,500	(c)
80,000	6.38%, due 5/1/2025	84,506	(c)(g)
		290,006
Healthcare - Services 0.4%
130,000	DaVita, Inc., 5.00%, due 5/1/2025	133,575
200,000	MEDNAX, Inc., 5.25%, due 12/1/2023	202,500	(c)
		336,075
Home Builders 0.2%
205,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, due 6/15/2024	220,931
Housewares 0.0%(i)
35,000	CD&R Smokey Buyer, Inc., 6.75%, due 7/15/2025	37,450	(c)
Leisure Time 0.1%
85,000	Carnival Corp., 10.50%, due 2/1/2026	87,993	(c)
Machinery - Construction & Mining 0.2%
200,000	Terex Corp., 5.63%, due 2/1/2025	202,776	(c)
Machinery Diversified 0.5%
465,000	Otis Worldwide Corp., (3M USD LIBOR + 0.45%), 0.75%, due 4/5/2023	463,456	(c)(d)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
Media 1.5%
$350,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, due 7/23/2025	$405,760
310,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	281,325	(c)
450,000	Fox Corp., 3.05%, due 4/7/2025	494,070
150,000	iHeartCommunications, Inc., 6.38%, due 5/1/2026	157,875	(g)
		1,339,030
Miscellaneous Manufacturer 0.1%
60,000	Hillenbrand, Inc., 5.75%, due 6/15/2025	64,500
Oil & Gas 2.6%
1,090,000	BP Capital Markets America, Inc., (3M USD LIBOR + 0.65%), 0.97%, due 9/19/2022	1,094,468	(d)
	Occidental Petroleum Corp.
90,000	3.13%, due 2/15/2022	88,623
1,000,000	2.90%, due 8/15/2024	940,950
130,000	WPX Energy, Inc., 5.25%, due 9/15/2024	134,017
		2,258,058
Pharmaceuticals 3.6%
1,730,000	AbbVie, Inc., (3M USD LIBOR + 0.65%), 1.02%, due 11/21/2022	1,736,391	(c)(d)
130,000	Bausch Health Cos., Inc., 5.50%, due 11/1/2025	134,903	(c)
1,000,000	Cigna Corp., (3M USD LIBOR + 0.65%), 0.95%, due 9/17/2021	1,000,109	(d)
330,000	Upjohn, Inc., 1.65%, due 6/22/2025	339,367	(c)
		3,210,770
Pipelines 2.6%
220,000	Buckeye Partners L.P., 4.35%, due 10/15/2024	220,550
225,000	DCP Midstream Operating L.P., 3.88%, due 3/15/2023	225,585
115,000	EQM Midstream Partners L.P., 6.00%, due 7/1/2025	121,976	(c)
310,000	Genesis Energy L.P./Genesis Energy Finance Corp., 6.00%, due 5/15/2023	291,400
500,000	Kinder Morgan, Inc., 5.63%, due 11/15/2023	568,567	(c)
540,000	MPLX L.P., 4.88%, due 6/1/2025	611,817
75,000	Rattler Midstream L.P., 5.63%, due 7/15/2025	79,109	(c)
255,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, due 8/15/2022	165,750
		2,284,754
Real Estate 0.4%
	Realogy Group LLC/Realogy Co-Issuer Corp.
235,000	4.88%, due 6/1/2023	235,000	(c)(g)
105,000	7.63%, due 6/15/2025	110,194	(c)
		345,194
Real Estate Investment Trusts 0.6%
190,000	ESH Hospitality, Inc., 5.25%, due 5/1/2025	194,081	(c)
100,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, due 6/15/2025	105,124	(c)
200,000	RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, due 4/15/2023	194,500
		493,705
Retail 0.3%
130,000	Penske Automotive Group, Inc., 5.38%, due 12/1/2024	133,250
160,000	Staples, Inc., 7.50%, due 4/15/2026	140,368	(c)
		273,618
Semiconductors 1.0%
600,000	Broadcom, Inc., 3.15%, due 11/15/2025	646,936	(c)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$185,000	Microchip Technology, Inc., 4.25%, due 9/1/2025	$194,662	(c)
		841,598
Software 0.7%
122,000	BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, due 1/31/2026	126,459	(c)
460,000	Infor, Inc., 1.45%, due 7/15/2023	464,916	(c)
		591,375
Telecommunications 2.5%
	AT&T, Inc.
360,000	3.40%, due 5/15/2025	400,376
450,000	1.65%, due 2/1/2028	458,216	(j)
370,000	Numericable-SFR SA, 7.38%, due 5/1/2026	394,661	(c)
450,000	T-Mobile USA, Inc., 3.50%, due 4/15/2025	497,164	(c)
450,000	Verizon Communications, Inc., 2.63%, due 8/15/2026	497,584
		2,248,001

	Total Corporate Bonds (Cost $33,791,561)	34,157,553

Asset-Backed Securities 7.9%
500,000	CIFC Funding Ltd., Ser. 2019-2A, Class D, (3M USD LIBOR + 3.60%), 3.87%, due 4/17/2030	482,784	(c)(d)
12,216	Colony American Finance Ltd., Ser. 2016-1, Class A, 2.54%, due 6/15/2048	12,197	(c)
687,460	Consumer Loan Underlying Bond Club Certificate Issuer Trust I, Ser. 2019-HP1, Class A, 2.59%, due 12/15/2026	692,784	(c)
	CoreVest American Finance Trust
165,438	Ser. 2017-1, Class A, 2.97%, due 10/15/2049	168,430	(c)
100,000	Ser. 2017-1, Class B, 3.36%, due 10/15/2049	102,087	(c)
1,000,000	Dryden 64 CLO Ltd., Ser. 2018-64A, Class D, (3M USD LIBOR + 2.65%), 2.92%, due 4/18/2031	901,061	(c)(d)
541,967	Lending Point Asset Securitization Trust, Ser. 2020-1, Class A, 2.51%, due 2/10/2026	537,992	(c)
1,000,000	Octagon Investment Partners 43 Ltd., Ser. 2019-1A, Class D, (3M USD LIBOR + 3.90%), 4.14%, due 10/25/2032	980,815	(c)(d)
1,000,000	PFS Financing Corp., Ser. 2019-B, Class A, (1M USD LIBOR + 0.55%), 0.72%, due 9/15/2023	995,847	(c)(d)
500,751	Prosper Marketplace Issuance Trust, Ser. 2019-4A, Class A, 2.48%, due 2/17/2026	502,630	(c)
500,000	TICP CLO VII Ltd., Ser. 2017-7A, Class DR, (3M USD LIBOR + 3.20%), 3.48%, due 4/15/2033	461,732	(c)(d)
215,000	Verizon Owner Trust, Ser. 2019-A, Class A1A, 2.93%, due 9/20/2023	220,954
1,000,000	Voya CLO Ltd., Ser. 2016-2A, Class CR, (3M USD LIBOR + 4.00%), 4.27%, due 7/19/2028	946,310	(c)(d)

	Total Asset-Backed Securities (Cost $7,175,821)	7,005,623

NUMBER OF SHARES

Short-Term Investments 7.9%
Investment Companies 7.9%
6,359,606	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.09%(k)	6,359,606	(l)
598,995	State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(k)	598,995	(m)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

	VALUE
Total Short-Term Investments (Cost $6,958,601)	$6,958,601

Total Investments 101.8% (Cost $89,766,074)	89,989,506
Liabilities Less Other Assets (1.8)%	(1,633,648	)(n)
Net Assets 100.0%	$88,355,858

(a)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(b)	Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2020.
(c)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2020, these securities amounted to $27,642,529, which represents 31.3% of net assets of the Fund.
(d)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2020 and changes periodically.
(e)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2020.
(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(g)	The security or a portion of this security is on loan at July 31, 2020. Total value of all such securities at July 31, 2020 amounted to approximately $591,514 for the Fund.
(h)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(i)	Represents less than 0.05% of net assets of the Fund.
(j)	When-issued security. Total value of all such securities at July 31, 2020 amounted to $458,216, which represents 0.5% of net assets of the Fund.
(k)	Represents 7-day effective yield as of July 31, 2020.
(l)	All or a portion of this security is segregated in connection with obligations for futures and when-issued securities with a total value of $6,359,606.
(m)	Represents investment of cash collateral received from securities lending.
(n)	Includes the impact of the Fund's open positions in derivatives at July 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$72,912,588	82.5%
Cayman Islands	4,038,898	4.6%
United Kingdom	1,795,931	2.0%
Switzerland	1,683,728	1.9%
Ireland	1,207,080	1.4%
Spain	476,125	0.5%
France	394,661	0.4%
Germany	321,894	0.4%
Canada	200,000	0.2%
Short-Term Investments and Other Liabilities -Net	5,324,953	6.1%
	$88,355,858	100.0%

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2020, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2020	196	U.S. Treasury Note, 2 Year	$43,312,938	$52,818
Total Long Positions			$43,312,938	$52,818

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2020	79	U.S. Treasury Note, 5 Year	$(9,963,875)	$(55,478)
9/2020	6	U.S. Treasury Bond, 10 Year Ultra	(955,500)	(10,359)
Total Short Positions			$(10,919,375)	$(65,837)
Total Futures				$(13,019)

At July 31, 2020, the Fund had $225,708 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Government Agency Securities	$—	$2,748,451	$—	$2,748,451
Mortgage-Backed Securities(a)	—	39,119,278	—	39,119,278
Corporate Bonds(a)	—	34,157,553	—	34,157,553
Asset-Backed Securities	—	7,005,623	—	7,005,623
Short-Term Investments	—	6,958,601	—	6,958,601
Total Investments	$—	$89,989,506	$—	$89,989,506

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$52,818	$—	$—	$52,818
Liabilities	(65,837)	—	—	(65,837)
Total	$(13,019)	$—	$—	$(13,019)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund^

(Unaudited) July 31, 2020

NUMBER OF SHARES		VALUE
Short-Term Investments 105.0%
Investment Companies 105.0%
3,819,322	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.09%(a) (Cost $3,819,322)	$3,819,322
	Total Investments 105.0% (Cost $3,819,322)	3,819,322
	Liabilities Less Other Assets (5.0)%	(182,788)
	Net Assets 100.0%	$3,636,534

(a)	Represents 7-day effective yield as of July 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund^

(Unaudited) July 31, 2020

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Short-Term Investments	$—	$3,819,322	$—	$3,819,322
Total Investments	$—	$3,819,322	$—	$3,819,322

(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 07/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 07/31/2020
Investments in Securities:
Loan Assignments(b)	$182	$—	$(37)	$—	$—	$(145)	$—	$—	$—	$—
Total	$182	$—	$(37)	$—	$—	$(145)	$—	$—	$—	$—

(b)	At the beginning of the period, these investments were valued based on a single quotation obtained from a dealer. The Fund held no Level 3 investments at July 31, 2020.

^ A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) July 31, 2020

PRINCIPAL AMOUNT(a)		VALUE

Loan Assignments (b) 6.9%
Aerospace & Defense 0.1%
$1,276,800	AI Convoy (Luxembourg) S.A.R.L, Term Loan B, (6M USD LIBOR + 3.50%), 4.65%, due 1/17/2027	$1,238,496
1,039,775	MHI Holdings, LLC, Term Loan B, (1M USD LIBOR + 5.00%), 5.16%, due 9/21/2026	1,008,582	(c)
	TransDigm, Inc.
144,275	Term Loan E, (1M USD LIBOR + 2.25%), 2.41%, due 5/30/2025	134,627
1,307,202	Term Loan F, (1M USD LIBOR + 2.25%), 2.41%, due 12/9/2025	1,221,999
		3,603,704
Automotive 0.2%
2,169,264	Adient US LLC, Term Loan B, (USD LIBOR + 4.25%), due 5/6/2024	2,132,213	(d)(e)
1,075,316	Clarios Global LP, Term Loan B, (1M USD LIBOR + 3.50%), 3.67%, due 4/30/2026	1,048,207
819,753	Dealer Tire, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 4.41%, due 12/12/2025	796,185
824,587	Tenneco, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 3.16%, due 10/1/2025	712,492
859,640	Wand NewCo 3, Inc., Term Loan, (3M USD LIBOR + 3.00%), 4.07%, due 2/5/2026	821,670
		5,510,767
Building & Development 0.2%
304,085	CPG International Inc., Term Loan, (1M USD LIBOR + 3.75%), 4.75%, due 5/5/2024	301,805
869,930	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (1M USD LIBOR + 2.75%), 2.91%, due 8/21/2025	829,696
573,131	Forterra Finance, LLC, Term Loan B, (1M USD LIBOR + 3.00%), 4.00%, due 10/25/2023	559,232
1,029,330	NCI Building Systems, Inc., Term Loan, (1M USD LIBOR + 3.75%), 3.93%, due 4/12/2025	1,006,818	(d)(e)
1,318,645	Realogy Group LLC, Term Loan B, (3M USD LIBOR + 2.25%), 3.00%, due 2/8/2025	1,246,119	(c)
614,198	Wilsonart LLC, Term Loan B, (3M USD LIBOR + 3.25%), 4.25%, due 12/19/2023	599,230
		4,542,900
Business Equipment & Services 1.1%
583,492	AlixPartners, LLP, Term Loan B, (1M USD LIBOR + 2.50%), 2.66%, due 4/4/2024	570,364
638,400	APX Group, Inc., Term Loan, (1M USD LIBOR + 5.00%, 3M USD LIBOR + 4.00%), 5.16% - 7.25%, due 12/31/2025	597,172	(f)
553,591	Ceridian HCM Holding Inc., Term Loan B, (1W USD LIBOR + 2.50%), 2.61%, due 4/30/2025	536,292
1,462,305	Change Healthcare Holdings LLC, Term Loan B, (1M USD LIBOR + 2.50%, 3M USD LIBOR + 2.50%), 3.50%, due 3/1/2024	1,428,584	(f)
969,807	Clear Channel Outdoor Holdings, Inc., Term Loan B, (2M USD LIBOR + 3.50%, 3M USD LIBOR + 3.50%), 3.71% - 3.76%, due 8/21/2026	860,704	(f)
919,285	ConvergeOne Holdings, Inc., Term Loan, (1M USD LIBOR + 5.00%), 5.16%, due 1/4/2026	802,407
2,720,000	Deerfield Dakota Holding, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 4.75%, due 4/9/2027	2,678,221	(d)(e)
1,935,743	DiscoverOrg, LLC, First Lien Term Loan, (1M USD LIBOR + 3.75%), 3.91%, due 2/2/2026	1,905,100

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

$2,185,000	Dun & Bradstreet Corporation (The), Term Loan, (1M USD LIBOR + 3.75%), due 2/6/2026	$2,171,803	(d)(e)
1,210,889	EIG Investors Corp., First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.75%, due 2/9/2023	1,195,753	(d)(e)
1,278,461	Flexera Software LLC, First Lien Term Loan, (2M USD LIBOR + 3.25%, 3M USD LIBOR + 3.25%), 4.25%, due 2/26/2025	1,265,676	(f)
3,086,675	Garda World Security Corporation, First Lien Term Loan B, (1M USD LIBOR + 4.75%), 4.93%, due 10/30/2026	3,051,950	(d)(e)
1,573,703	Learning Care Group, Inc., First Lien Term Loan, (3M USD LIBOR + 3.25%), 3.51% - 4.25%, due 3/13/2025	1,383,222	(f)
640,000	Loire Finco Luxembourg S.a.r.l., Term Loan, (1M USD LIBOR + 3.50%), 3.67%, due 4/21/2027	616,000
1,280,000	Presidio, Inc., Term Loan B, (3M USD LIBOR + 3.50%), 3.77%, due 1/22/2027	1,251,200
3,558,989	Prime Security Services Borrower, LLC, Term Loan B1, (1M USD LIBOR + 3.25%, 2M USD LIBOR + 3.25%, 1Y USD LIBOR + 3.25%), 4.25%, due 9/23/2026	3,493,539	(d)(e)(f)
403,975	Refinitiv US Holdings Inc., Term Loan, (1M USD LIBOR + 3.25%), 3.41%, due 10/1/2025	400,658
827,003	Solera, LLC, Term Loan B, (1M USD LIBOR + 2.75%), 2.91%, due 3/3/2023	811,728
2,185,000	Tech Data Corporation, Term Loan, (3M USD LIBOR + 5.50%), due 6/30/2025	2,089,406	(d)(e)
1,310,130	Tempo Acquisition LLC, Term Loan, (1M USD LIBOR + 2.75%), 2.91%, due 5/1/2024	1,274,756
1,561,087	Vertiv Group Corporation, Term Loan B, (1M USD LIBOR + 3.00%), 3.16%, due 3/2/2027	1,524,012
932,196	William Morris Endeavor Entertainment, LLC, First Lien Term Loan, (1M USD LIBOR + 2.75%), 2.92%, due 5/18/2025	734,570
		30,643,117
Cable & Satellite Television 0.3%
715,490	Altice Financing SA, Term Loan B, (1M USD LIBOR + 2.75%), 2.92%, due 7/15/2025	687,379	(d)(e)
4,887,746	Altice France S.A., Term Loan B13, (1M USD LIBOR + 4.00%), 4.17%, due 8/14/2026	4,770,782	(d)(e)
1,101,790	CSC Holdings, LLC, Term Loan B5, (1M USD LIBOR + 2.50%), 2.67%, due 4/15/2027	1,063,690
1,927,424	Radiate Holdco, LLC, First Lien Term Loan, (1M USD LIBOR + 3.00%), 3.75%, due 2/1/2024	1,888,336
530,000	Virgin Media Bristol LLC, Term Loan N, (1M USD LIBOR + 2.50%), 2.67%, due 1/31/2028	513,602
		8,923,789
Chemicals & Plastics 0.1%
651,658	Diamond (BC) B.V., Term Loan, (1M USD LIBOR + 3.00%, 3M USD LIBOR + 3.00%), 3.16% - 3.26%, due 9/6/2024	613,536	(f)
715,628	PQ Corporation, Term Loan B, (USD LIBOR + 3.00%), due 2/7/2027	710,712	(d)(e)
868,495	Solenis Holdings LLC, First Lien Term Loan, (3M USD LIBOR + 4.00%), 4.36%, due 6/26/2025	843,370
759,679	Starfruit Finco B.V., Term Loan B, (1M USD LIBOR + 3.00%), 3.18%, due 10/1/2025	733,515
		2,901,133
Containers & Glass Products 0.2%
787,630	Berlin Packaging LLC, First Lien Term Loan, (1M USD LIBOR + 3.00%, 3M USD LIBOR + 3.00%), 3.18% - 3.31%, due 11/7/2025	756,519	(f)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

$360,000	Berry Global, Inc., Term Loan W, (1M USD LIBOR + 2.00%), 2.19%, due 10/1/2022	$352,890
1,044,620	BWAY Holding Company, Term Loan B, (3M USD LIBOR + 3.25%), 3.52%, due 4/3/2024	973,324
2,025,000	Graham Packaging Company Inc., Term Loan, (USD LIBOR + 3.75%), due 8/6/2027	2,018,844	(d)(e)
1,027,756	Reynolds Group Holdings Inc., Term Loan, (1M USD LIBOR + 2.75%), 2.91%, due 2/5/2023	1,005,742	(d)(e)
497,861	TricorBraun Holdings, Inc., First Lien Term Loan, (3M USD LIBOR + 3.75%), 5.20%, due 11/30/2023	489,461
1,235,572	Trident TPI Holdings, Inc., Term Loan B1, (3M USD LIBOR + 3.00%), 4.07%, due 10/17/2024	1,205,301
		6,802,081
Cosmetics - Toiletries 0.1%
2,851,027	Sunshine Luxembourg VII SARL, Term Loan B1, (6M USD LIBOR + 4.25%), 5.32%, due 10/1/2026	2,835,004	(d)(e)
Diversified Insurance 0.2%
	Hub International Limited
2,185,000	Term Loan B, (USD LIBOR + 4.00%), due 4/25/2025	2,185,787	(d)(e)
2,294,585	Term Loan B, (3M USD LIBOR + 3.00%), 3.22% - 3.26%, due 4/25/2025	2,225,426	(f)
544,500	Sedgwick Claims Management Services, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 4.16%, due 9/3/2026	530,789
		4,942,002
Drugs 0.1%
1,397,803	Bausch Health Companies Inc., Term Loan B, (1M USD LIBOR + 3.00%), 3.18%, due 6/2/2025	1,373,565
836,973	Endo Luxembourg Finance Company I S.a.r.l., Term Loan B, (1M USD LIBOR + 4.25%), 5.00%, due 4/29/2024	799,025
991,872	Parexel International Corporation, Term Loan B, (1M USD LIBOR + 2.75%), 2.91%, due 9/27/2024	951,662
		3,124,252
Electronics - Electrical 1.0%
3,443,527	Applied Systems, Inc., First Lien Term Loan, (3M USD LIBOR + 3.25%), 4.25%, due 9/19/2024	3,409,092	(d)(e)
249,364	Barracuda Networks, Inc., First Lien Term Loan, (3M USD LIBOR + 3.25%), 4.25%, due 2/12/2025	245,858
1,010,000	By Crown Parent, LLC, Term Loan B1, (USD LIBOR + 3.00%), due 1/31/2026	1,004,950	(d)(e)
1,331,777	CommScope, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 3.41%, due 4/6/2026	1,301,812
554,386	Dell International LLC, Term Loan B, (1M USD LIBOR + 2.00%), 2.75%, due 9/19/2025	546,242
2,020,000	Epicor Software Corporation, Term Loan, (USD LIBOR + 4.25%), due 7/30/2027	2,016,546	(d)(e)
397,427	Finastra USA, Inc., Second Lien Term Loan, (6M USD LIBOR + 7.25%), 8.25%, due 6/13/2025	362,652
1,919,342	Hyland Software, Inc., First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.00%, due 7/1/2024	1,882,452
200,000	IGT Holding IV AB, Term Loan B2, (3M USD LIBOR + 4.00%), 4.75%, due 7/26/2024	188,000
1,281,788	Informatica LLC, Term Loan B, (1M USD LIBOR + 3.25%), 3.41%, due 2/25/2027	1,249,051
2,164,763	McAfee, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 3.92%, due 9/30/2024	2,141,622

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

	Project Alpha Intermediate Holding, Inc.
$759,741	Term Loan B, (3M USD LIBOR + 3.50%), 4.50%, due 4/26/2024	$736,949
516,090	Term Loan B, (3M USD LIBOR + 4.25%), 4.52%, due 4/26/2024	503,833
3,917,908	Rackspace Hosting, Inc., First Lien Term Loan, (3M USD LIBOR + 3.00%), 4.00%, due 11/3/2023	3,830,264	(d)(e)
2,185,000	Redstone Buyer LLC, Term Loan, (USD LIBOR + 5.00%), due 6/29/2027	2,163,150	(c)(d)(e)
1,059,323	Sirius Computer Solutions, Inc., Term Loan, (1M USD LIBOR + 3.50%), 3.66%, due 7/1/2026	1,030,636
2,353,175	Tibco Software Inc., Term Loan B, (1M USD LIBOR + 3.75%), 3.92%, due 6/30/2026	2,257,095
	Uber Technologies, Inc.
364,054	Term Loan, (1M USD LIBOR + 3.50%), 3.66%, due 7/13/2023	355,659
665,000	Term Loan, (USD LIBOR + 4.00%), due 4/4/2025	654,692	(d)(e)
333,079	Ultimate Software Group Inc., (The), Term Loan B, (USD LIBOR + 4.00%), due 5/4/2026	332,956	(d)(e)
408,975	VS Buyer, LLC, Term Loan B, (1M USD LIBOR + 3.25%), 3.42%, due 2/28/2027	400,284
		26,613,795
Financial Intermediaries 0.2%
1,921,765	Alliant Holdings Intermediate, LLC, Term Loan B, (1M USD LIBOR + 2.75%), 2.91%, due 5/9/2025	1,851,140
1,784,105	AssuredPartners, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 3.66%, due 2/12/2027	1,728,066
1,012,217	Edelman Financial Center, LLC, First Lien Term Loan, (1M USD LIBOR + 3.00%), 3.17%, due 7/21/2025	975,311
638,063	PI US MergerCo, Inc., First Lien Term Loan, (3M USD LIBOR + 3.50%), 4.50%, due 1/3/2025	605,363
		5,159,880
Food Products 0.0%(g)
1,115,000	Froneri International Ltd., Term Loan, (1M USD LIBOR + 2.25%), 2.41%, due 1/29/2027	1,067,813
Health Care 0.8%
	Acadia Healthcare Company, Inc.
164,568	Term Loan B3, (1M USD LIBOR + 2.50%), 2.66%, due 2/11/2022	161,688
309,189	Term Loan B4, (1M USD LIBOR + 2.50%), 2.66%, due 2/16/2023	303,778
693,245	Agiliti Health, Inc., Term Loan, (1M USD LIBOR + 3.00%), 3.19%, due 1/4/2026	674,181	(c)
3,222,719	Athenahealth, Inc., Term Loan B, (3M USD LIBOR + 4.50%), 4.82%, due 2/11/2026	3,174,378
681,478	Aveanna Healthcare, LLC, First Lien Term Loan, (3M USD LIBOR + 4.25%), 5.25%, due 3/18/2024	630,367	(c)
1,400,797	Emerald TopCo Inc., Term Loan, (1M USD LIBOR + 3.50%, 3M USD LIBOR + 3.50%), 3.66% - 3.76%, due 7/24/2026	1,375,120	(f)
2,274,885	Envision Healthcare Corporation, First Lien Term Loan, (1M USD LIBOR + 3.75%), 3.91%, due 10/10/2025	1,491,574
521,665	EyeCare Partners, LLC, Term Loan, (3M USD LIBOR + 3.75%), 4.82%, due 2/18/2027	477,001
1,271,812	Gentiva Health Services, Inc., Term Loan, (1M USD LIBOR + 3.25%), 3.44%, due 7/2/2025	1,249,556
2,053,915	MPH Acquisition Holdings LLC, Term Loan B, (3M USD LIBOR + 2.75%), 3.75%, due 6/7/2023	2,020,107

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

$927,675	Navicure, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 4.16%, due 10/22/2026	$907,572
876,040	Ortho-Clinical Diagnostics SA, Term Loan B, (1M USD LIBOR + 3.25%), 3.42%, due 6/30/2025	850,854
736,253	Pearl Intermediate Parent LLC, Term Loan, (1M USD LIBOR + 3.25%), 3.41%, due 2/14/2025	716,926
1,280,000	RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (1M USD LIBOR + 3.75%), 3.91%, due 11/17/2025	1,249,139
1,681,707	Select Medical Corporation, Term Loan B, (1M USD LIBOR + 2.50%), 2.68%, due 3/6/2025	1,627,758
805,835	Team Health Holdings, Inc., First Lien Term Loan, (1M USD LIBOR + 2.75%), 3.75%, due 2/6/2024	636,610
3,340,752	Verscend Holding Corp., Term Loan B, (1M USD LIBOR + 4.50%), 4.66%, due 8/27/2025	3,321,977
		20,868,586
Health Insurance 0.0%(g)
364,055	AmWINS Group, Inc., Term Loan B, (1M USD LIBOR + 2.75%), 3.75%, due 1/25/2024	358,802
Industrial Equipment 0.2%
986,087	Brookfield WEC Holdings Inc., Term Loan, (1M USD LIBOR + 3.00%), 3.75%, due 8/1/2025	963,407
1,079,617	Circor International, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 4.25%, due 12/11/2024	1,049,258
591,494	Crosby US Acquisition Corp., Term Loan B, (1M USD LIBOR + 4.75%), 4.93%, due 6/26/2026	553,047
1,013,031	Filtration Group Corporation, First Lien Term Loan, (1M USD LIBOR + 3.00%), 3.16%, due 3/29/2025	988,971
931,955	Gates Global LLC, Term Loan B, (1M USD LIBOR + 2.75%), 3.75%, due 4/1/2024	909,048
586,255	Granite Holdings US Acquisition Co., Term Loan B, (3M USD LIBOR + 5.25%), 6.32%, due 9/30/2026	514,439	(c)
425,000	Pro Mach Group, Inc., Term Loan, (USD LIBOR + 3.50%), due 3/7/2025	404,281	(d)(e)
		5,382,451
Leisure Goods - Activities - Movies 0.3%
640,000	Banijay Entertainment S.A.S, Term Loan, (3M USD LIBOR + 3.75%), due 3/1/2025	617,600	(c)(d)(e)
1,545,000	Carnival Corporation, Term Loan B, (1M USD LIBOR + 7.50%), 8.50%, due 6/30/2025	1,511,211	(d)(e)
789,828	Creative Artists Agency, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 3.91%, due 11/27/2026	748,164
460,484	Crown Finance US, Inc., Term Loan, (3M USD LIBOR + 2.25%), 3.32%, due 2/28/2025	289,769
855,000	Delta 2 (LUX) S.a.r.l., Term Loan, (1M USD LIBOR + 2.50%), 3.50%, due 2/1/2024	824,006
906,025	Emerald Expositions Holding, Inc., Term Loan B, (1M USD LIBOR + 2.75%), 2.91%, due 5/22/2024	815,875
1,614,690	Playtika Holding Corp., Term Loan B, (3M USD LIBOR + 6.00%), 7.07%, due 12/10/2024	1,626,800	(d)(e)
776,217	SeaWorld Parks & Entertainment, Inc., Term Loan B5, (1M USD LIBOR + 3.00%), 3.75%, due 3/31/2024	717,520
		7,150,945

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

Lodging & Casinos 0.1%
$963,371	Caesars Resort Collection, LLC, First Lien Term Loan B, (1M USD LIBOR + 2.75%), 2.91%, due 12/23/2024	$884,856
968,737	Golden Entertainment, Inc., First Lien Term Loan, (1M USD LIBOR + 3.00%), 3.75%, due 10/21/2024	880,340
841,217	Mohegan Tribal Gaming Authority, Term Loan B, (3M USD LIBOR + 4.38%), 5.38%, due 10/13/2023	699,413
689,802	Scientific Games International, Inc., Term Loan B5, (1M USD LIBOR + 2.75%, 3M USD LIBOR + 2.75%, 6M USD LIBOR + 2.75%), 2.91% - 3.61%, due 8/14/2024	626,733	(f)
491,651	Station Casinos LLC, Term Loan B, (1M USD LIBOR + 2.25%), 2.50%, due 2/8/2027	452,727
		3,544,069
Oil & Gas 0.2%
1,318,529	BCP Renaissance Parent LLC, Term Loan B, (3M USD LIBOR + 3.50%), 4.50%, due 10/31/2024	1,185,582
465,000	Gavilan Resources, LLC, Second Lien Term Loan, (1Y USD LIBOR + 6.00%), 7.00%, due 3/1/2024	2,325	(c)(h)
1,237,363	Lower Cadence Holdings LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.16%, due 5/22/2026	1,089,399
1,359,346	Lucid Energy Group II Borrower, LLC, First Lien Term Loan, (1M USD LIBOR + 3.00%), 4.00%, due 2/17/2025	1,152,046
1,154,541	Medallion Midland Acquisition, LLC, First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.25%, due 10/30/2024	1,031,582
1,260,529	Prairie ECI Acquiror LP, Term Loan B, (1M USD LIBOR + 4.75%), 4.91%, due 3/11/2026	1,133,581
		5,594,515
Property & Casualty Insurance 0.2%
	Asurion LLC
2,008,973	Term Loan B7, (1M USD LIBOR + 3.00%), 3.16%, due 11/3/2024	1,974,439
2,185,000	Second Lien Term Loan, (1M USD LIBOR + 6.50%), due 8/4/2025	2,200,710	(d)(e)
		4,175,149
Publishing 0.0%(g)
450,748	Nielsen Finance LLC, Term Loan B5, (1M USD LIBOR + 3.75%), due 6/4/2025	450,748	(d)(e)
Radio & Television 0.1%
1,355,718	Univision Communications Inc., Term Loan C5, (1M USD LIBOR + 2.75%), 3.75%, due 3/15/2024	1,296,894
Retailers (except food & drug) 0.3%
3,027,443	Bass Pro Group, LLC, Term Loan B, (3M USD LIBOR + 5.00%), 6.07%, due 9/25/2024	3,007,099	(d)(e)
999,550	BJ's Wholesale Club, Inc., First Lien Term Loan, (1M USD LIBOR + 2.00%), 2.18%, due 2/3/2024	985,467
	EG America LLC
1,667,816	Term Loan, (6M USD LIBOR + 4.00%), 5.07%, due 2/7/2025	1,582,040
61,593	Second Lien Term Loan, (6M USD LIBOR + 8.00%), 9.07%, due 4/20/2026	56,512
2,185,000	PetSmart, Inc., Term Loan, (USD LIBOR + 4.00%), due 3/11/2022	2,172,720	(d)(e)
1,579,686	Staples, Inc., Term Loan, (3M USD LIBOR + 5.00%), 5.69%, due 4/16/2026	1,355,465
		9,159,303

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

Steel 0.1%
$787,033	Big River Steel LLC, Term Loan B, (3M USD LIBOR + 5.00%), 6.00%, due 8/23/2023	$747,681
902,874	MRC Global (US) Inc., First Lien Term Loan B, (1M USD LIBOR + 3.00%), 3.16%, due 9/20/2024	844,188	(c)
871,053	TMS International Corp., Term Loan B2, (1M USD LIBOR + 2.75%, 3M USD LIBOR + 2.75%), 3.75%, due 8/14/2024	818,790	(c)(f)
		2,410,659
Surface Transport 0.0%(g)
542,115	Hertz Corporation, (The), Term Loan B, (1M USD LIBOR + 2.75%), 3.50%, due 6/30/2023	513,654
Telecommunications 0.4%
1,530,006	CenturyLink, Inc., Term Loan B, (1M USD LIBOR + 2.25%), 2.41%, due 3/15/2027	1,471,146
768,012	Connect Finco Sarl, Term Loan B, (1M USD LIBOR + 4.50%), 5.50%, due 12/11/2026	746,892
2,185,000	Frontier Communications Corp., Term Loan B1, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 2.75%), 3.91% - 6.00%, due 6/15/2024	2,146,762	(f)
1,355,446	GTT Communications, Inc., Term Loan B, (1M USD LIBOR + 2.75%), 2.91%, due 5/31/2025	1,004,155
	Intelsat Jackson Holdings S.A.
320,691	Term Loan, (3M USD LIBOR + 3.60%, 3M USD LIBOR + 5.50%), 3.60% - 6.50%, due 7/13/2022	326,037	(f)
1,337,500	Term Loan B3, (3M USD LIBOR + 4.75%), 8.00%, due 11/27/2023	1,345,231
2,193,135	Iridium Satellite LLC, Term Loan, (1M USD LIBOR + 3.75%), 4.75%, due 11/4/2026	2,189,933	(d)(e)
380,000	Level 3 Financing Inc., Term Loan B, (1M USD LIBOR + 1.75%), 1.91%, due 3/1/2027	367,730
944,980	MTN Infrastructure TopCo Inc., First Lien Term Loan B, (1M USD LIBOR + 3.00%), 4.00%, due 11/15/2024	919,778
987,525	Zayo Group Holdings, Inc., Term Loan, (1M USD LIBOR + 3.00%), 3.16%, due 3/9/2027	957,899
		11,475,563
Utilities 0.4%
1,919,804	Blackstone CQP Holdco LP, Term Loan B, (3M USD LIBOR + 3.50%), 3.81%, due 9/30/2024	1,864,207
1,110,850	Eastern Power, LLC, Term Loan B, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 4.75%, due 10/2/2025	1,095,109	(f)
1,444,470	Edgewater Generation, L.L.C., Term Loan, (1M USD LIBOR + 3.75%), 3.91%, due 12/13/2025	1,396,744
4,493,548	Granite Generation LLC, Term Loan B, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 4.75%, due 11/9/2026	4,423,359	(d)(e)(f)
729,086	Kestrel Acquisition, LLC, Term Loan B, (3M USD LIBOR + 4.25%), 5.25%, due 6/2/2025	639,773
800,749	Nautilus Power, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.25%, due 5/16/2024	781,131
837,900	Talen Energy Supply, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 3.91%, due 7/8/2026	816,953
		11,017,276

	Total Loan Assignments (Cost $196,093,401)	190,068,851

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

U.S. Treasury Obligations 4.5%
$17,100,000	U.S. Treasury Bills, 0.16%, due 10/22/2020	$17,096,485	(i)(j)
	U.S. Treasury Inflation-Indexed Bonds(k)
5,593,777	0.13%, due 4/15/2025 – 1/15/2030	6,071,987
17,102,525	3.38%, due 4/15/2032	26,121,004
260,976	0.75%, due 2/15/2042	333,420
52,748,425	1.00%, due 2/15/2046 – 2/15/2048	74,060,821
264,277	0.25%, due 2/15/2050	322,459

	Total U.S. Treasury Obligations (Cost $103,221,529)	124,006,176

U.S. Government Agency Securities 0.1%
2,030,000	Federal National Mortgage Association, 5.63%, due 7/15/2037 (Cost $2,835,428)	3,350,379
Mortgage-Backed Securities 36.1%
Collateralized Mortgage Obligations 7.2%
126,042	Angel Oak Mortgage Trust LLC, Ser. 2017-3, Class A1, 2.71%, due 11/25/2047	126,046	(l)(m)
	Fannie Mae Connecticut Avenue Securities
17,227,406	Ser. 2017-C02, Class 2M2, (1M USD LIBOR + 3.65%), 3.82%, due 9/25/2029	17,275,298	(b)(n)
16,585,000	Ser. 2017-C03, Class 1M2, (1M USD LIBOR + 3.00%), 3.17%, due 10/25/2029	16,439,526	(b)
6,068,523	Ser. 2017-C04, Class 2M2, (1M USD LIBOR + 2.85%), 3.02%, due 11/25/2029	5,910,572	(b)
7,217,680	Ser. 2017-C06, Class 1M2, (1M USD LIBOR + 2.65%), 2.82%, due 2/25/2030	6,982,059	(b)
7,359,884	Ser. 2017-C06, Class 2M2, (1M USD LIBOR + 2.80%), 2.97%, due 2/25/2030	7,171,081	(b)
2,228,841	Ser. 2017-C07, Class 1M2, (1M USD LIBOR + 2.40%), 2.57%, due 5/25/2030	2,155,444	(b)
11,416,829	Ser. 2017-C07, Class 2M2, (1M USD LIBOR + 2.50%), 2.67%, due 5/25/2030	11,062,317	(b)(n)
11,012,401	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 2.42%, due 7/25/2030	10,619,407	(b)
3,668,735	Ser. 2018-C02, Class 2M2, (1M USD LIBOR + 2.20%), 2.37%, due 8/25/2030	3,512,473	(b)
14,088,022	Fannie Mae Interest Strip, Ser. 413, Class C26, 4.00%, due 10/25/2041	1,997,005	(o)
	Fannie Mae Real Estate Mortgage Investment Conduits
8,543,325	Ser. 2012-96, Class PS, (6.70% - 1M USD LIBOR), 6.53%, due 7/25/2041	889,508	(b)(o)
11,194,201	Ser. 2019-49, Class DS, (6.15% - 1M USD LIBOR), 5.98%, due 6/25/2043	2,500,462	(b)(o)
17,647,040	Ser. 2018-18, Class ST, (6.10% - 1M USD LIBOR), 5.93%, due 12/25/2044	3,450,339	(b)(o)
7,806,649	Ser. 2016-8, Class SB, (6.10% - 1M USD LIBOR), 5.93%, due 3/25/2046	1,799,408	(b)(o)
8,143,020	Ser. 2016-31, Class HS, (6.00% - 1M USD LIBOR), 5.83%, due 6/25/2046	1,414,466	(b)(o)
8,477,057	Ser. 2016-67, Class KS, (6.00% - 1M USD LIBOR), 5.83%, due 9/25/2046	1,724,757	(b)(o)
11,537,462	Ser. 2016-62, Class SA, (6.00% - 1M USD LIBOR), 5.83%, due 9/25/2046	3,128,945	(b)(o)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

	Freddie Mac Real Estate Mortgage Investment Conduits
$12,113,335	Ser. 4150, Class SP, (6.15% - 1M USD LIBOR), 5.98%, due 1/15/2043	$2,517,936	(b)(o)
6,594,761	Ser. 4456, Class SA, (6.15% - 1M USD LIBOR), 5.98%, due 3/15/2045	1,243,806	(b)(o)
7,788,076	Ser. 4627, Class SA, (6.00% - 1M USD LIBOR), 5.83%, due 10/15/2046	1,318,513	(b)(o)
10,082,671	Ser. 4953, Class BI, 4.50%, due 2/25/2050	1,454,632	(o)
	Freddie Mac Structured Agency Credit Risk Debt Notes
19,344,167	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 3.42%, due 7/25/2029	19,380,548	(b)
19,826,000	Ser. 2017-DNA2, Class M2, (1M USD LIBOR + 3.45%), 3.62%, due 10/25/2029	19,992,638	(b)
9,352,490	Ser. 2017-HQA2, Class M2, (1M USD LIBOR + 2.65%), 2.82%, due 12/25/2029	9,015,414	(b)(n)
16,454,000	Ser. 2017-DNA3, Class M2, (1M USD LIBOR + 2.50%), 2.67%, due 3/25/2030	16,308,534	(b)
2,403,177	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 2.52%, due 4/25/2030	2,354,649	(b)
5,302,767	Ser. 2018-DNA1, Class M2, (1M USD LIBOR + 1.80%), 1.97%, due 7/25/2030	5,036,298	(b)
12,212,304	Ser. 2018-HQA1, Class M2, (1M USD LIBOR + 2.30%), 2.47%, due 9/25/2030	11,621,802	(b)
3,885,528	Government National Mortgage Association, Ser. 2013-186, Class SA, (6.10% - 1M USD LIBOR), 5.92%, due 12/16/2043	792,572	(b)(o)
354,657	JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, (1M USD LIBOR + 0.16%), 0.33%, due 10/25/2036	330,488	(b)
	OBX Trust
4,870,671	Ser. 2019-EXP2, Class 2A1A, (1M USD LIBOR + 0.90%), 1.07%, due 6/25/2059	4,854,543	(b)(l)
4,634,930	Ser. 2019-EXP3, Class 2A1A, (1M USD LIBOR + 0.90%), 1.07%, due 10/25/2059	4,635,338	(b)(l)
250,000	Permanent Master Issuer PLC, Ser. 2018-1A, Class 1A1, (3M USD LIBOR + 0.38%), 0.66%, due 7/15/2058	249,814	(b)(l)
		199,266,638
Commercial Mortgage-Backed 3.0%
	BX Commercial Mortgage Trust
4,663,076	Ser. 2018-IND, Class A, (1M USD LIBOR + 0.75%), 0.92%, due 11/15/2035	4,636,854	(b)(l)
1,561,000	Ser. 2018-IND, Class B, (1M USD LIBOR + 0.90%), 1.07%, due 11/15/2035	1,551,277	(b)(l)
4,930,000	BXMT Ltd., Ser. 2020-FL2, Class A, (1M USD LIBOR + 0.90%), 1.08%, due 2/16/2037	4,816,212	(b)(l)
	Citigroup Commercial Mortgage Trust
1,000,000	Ser. 2012-GC8, Class B, 4.29%, due 9/10/2045	997,706	(l)
52,548,360	Ser. 2014-GC25, Class XA, 0.99%, due 10/10/2047	1,809,103	(m)(o)
29,506,225	Ser. 2015-GC27, Class XA, 1.34%, due 2/10/2048	1,420,911	(m)(o)
	Commercial Mortgage Trust
161,758	Ser. 2012-CR3, Class XA, 1.85%, due 10/15/2045	4,961	(m)(o)
6,200,000	Ser. 2012 -CR4, Class AM, 3.25%, due 10/15/2045	6,362,430
31,627,577	Ser. 2014-CR16, Class XA, 0.97%, due 4/10/2047	945,510	(m)(o)
28,438,326	Ser. 2014-CR17, Class XA, 0.97%, due 5/10/2047	853,773	(m)(o)
40,511,070	Ser. 2014-UBS3, Class XA, 1.07%, due 6/10/2047	1,386,605	(m)(o)
47,694,523	Ser. 2014-UBS6, Class XA, 0.89%, due 12/10/2047	1,429,968	(m)(o)
	CSAIL Commercial Mortgage Trust
5,903,000	Ser. 2019-C16, Class A3, 3.33%, due 6/15/2052	6,626,019
34,417,173	Ser. 2015-C2, Class XA, 0.75%, due 6/15/2057	989,755	(m)(o)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

	Freddie Mac Multiclass Certificates
$61,820,000	Ser. 2020-RR03, Class X1, 1.71%, due 7/27/2028	$7,102,753	(o)
27,400,000	Ser. 2020-RR02, Class DX, 1.82%, due 9/27/2028	3,384,325	(m)(o)
65,436,000	Ser. 2020-RR04, Class X, 2.13%, due 2/27/2029	9,743,944	(m)(o)
18,835,000	Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	1,714,019	(m)(o)
	Freddie Mac Multifamily Structured Pass Through Certificates
70,984,000	Ser. K083, Class XAM, 0.05%, due 10/25/2028	527,610	(m)(o)
77,922,000	Ser. K085, Class XAM, 0.06%, due 10/25/2028	648,981	(m)(o)
	FRESB Mortgage Trust
2,242,602	Ser. 2017-SB29, Class B, 3.39%, due 3/25/2037	1,814,080	(m)
6,843,421	Ser. 2017-SB38, Class B, 3.80%, due 8/25/2037	5,535,373	(l)(m)
	GS Mortgage Securities Trust
3,323,862	Ser. 2011-GC3, Class A4, 4.75%, due 3/10/2044	3,339,632	(l)
257,378	Ser. 2011-GC5, Class XA, 1.33%, due 8/10/2044	2,077	(l)(m)(o)
59,333,413	Ser. 2014-GC18, Class XA, 1.01%, due 1/10/2047	1,698,793	(m)(o)
45,083,644	Ser. 2015-GC30, Class XA, 0.75%, due 5/10/2050	1,346,382	(m)(o)
4,050,000	Hawaii Hotel Trust, Ser. 2019-MAUI, Class A, (1M USD LIBOR + 1.15%), 1.32%, due 5/15/2038	3,911,554	(b)(l)
3,950,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2013-LC11, Class B, 3.50%, due 4/15/2046	3,838,610
481,026	Morgan Stanley Capital I Trust, Ser. 2011-C3, Class XA, 0.62%, due 7/15/2049	1,800	(l)(m)(o)
	WF-RBS Commercial Mortgage Trust
7,691,254	Ser. 2011-C2, Class XA, 0.79%, due 2/15/2044	8,391	(l)(m)(o)
208,039	Ser. 2012-C6, Class XA, 2.06%, due 4/15/2045	3,871	(l)(m)(o)
102,868,000	Ser. 2013-C14, Class XB, 0.13%, due 6/15/2046	570,300	(m)(o)
34,132,054	Ser. 2014-C21, Class XA, 1.03%, due 8/15/2047	1,099,871	(m)(o)
55,930,681	Ser. 2014-C25, Class XA, 0.81%, due 11/15/2047	1,577,066	(m)(o)
16,677,710	Ser. 2014-C22, Class XA, 0.81%, due 9/15/2057	432,146	(m)(o)
		82,132,662
Fannie Mae 0.0%(g)
	Pass-Through Certificates
4,857	5.00%, due 6/1/2040 – 7/1/2040	5,562
356	7.50%, due 12/1/2032	419
		5,981
Freddie Mac 0.0%(g)
4,132	Pass-Through Certificates, 5.00%, due 12/1/2028	4,516
Ginnie Mae 5.7%
	Pass-Through Certificates
610	7.00%, due 8/15/2032	750
13,640,000	2.00%, TBA, 30 Year Maturity	14,263,391	(p)
27,650,000	2.50%, TBA, 30 Year Maturity	29,203,152	(p)
79,370,000	3.00%, TBA, 30 Year Maturity	83,928,951	(p)
29,515,000	3.50%, TBA, 30 Year Maturity	31,049,549	(p)
		158,445,793
Uniform Mortgage-Backed Securities 20.2%
	Pass-Through Certificates
7,620,000	2.00%, TBA, 15 Year Maturity	7,925,991	(p)
27,640,000	2.00%, TBA, 30 Year Maturity	28,635,031	(p)
65,165,000	2.50%, TBA, 15 Year Maturity	68,392,704	(p)
233,925,000	2.50%, TBA, 30 Year Maturity	245,729,312	(p)
193,825,000	3.00%, TBA, 30 Year Maturity	205,079,297	(p)
		555,762,335
	Total Mortgage-Backed Securities (Cost $1,018,072,357)	995,617,925

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

Corporate Bonds 57.4%
Advertising 0.2%
$773,000	Clear Channel Worldwide Holdings, Inc., 5.13%, due 8/15/2027	$757,540	(l)
2,045,000	Nielsen Co. Luxembourg S.a.r.l., 5.00%, due 2/1/2025	2,098,722	(l)(q)
285,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, due 4/15/2022	286,254	(l)
	Outfront Media Capital LLC/Outfront Media Capital Corp.
1,581,000	5.00%, due 8/15/2027	1,547,989	(l)
680,000	4.63%, due 3/15/2030	635,800	(l)
		5,326,305
Aerospace & Defense 1.1%
1,225,000	BBA U.S. Holdings, Inc., 5.38%, due 5/1/2026	1,271,434	(l)
	Boeing Co.
2,620,000	3.90%, due 5/1/2049	2,460,904
1,120,000	3.75%, due 2/1/2050	1,011,465
12,100,000	5.81%, due 5/1/2050	14,212,709	(n)
	TransDigm, Inc.
3,850,000	6.25%, due 3/15/2026	4,061,750	(l)
1,935,000	6.38%, due 6/15/2026	1,896,997
2,920,000	7.50%, due 3/15/2027	2,978,400
2,515,000	5.50%, due 11/15/2027	2,385,981
		30,279,640
Agriculture 0.4%
	BAT Capital Corp.
1,190,000	(3M USD LIBOR + 0.59%), 1.01%, due 8/14/2020	1,190,172	(b)
545,000	(3M USD LIBOR + 0.88%), 1.27%, due 8/15/2022	546,423	(b)
8,275,000	4.91%, due 4/2/2030	9,988,818	(n)
		11,725,413
Air Transportation 0.5%
575,000	American Airlines Group, Inc., 3.75%, due 3/1/2025	255,910	(l)(q)
5,190,000	Delta Air Lines, Inc., 7.38%, due 1/15/2026	5,144,042
6,980,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, due 6/20/2027	7,224,300	(l)
500,000	United Airlines Holdings, Inc., 4.25%, due 10/1/2022	446,370	(q)
		13,070,622
Airlines 0.0%(g)
650,000	Unity 1 Sukuk Ltd., 3.86%, due 11/30/2021	655,893	(r)
Auto Loans 0.5%
	Ford Motor Credit Co. LLC
375,000	5.75%, due 2/1/2021	379,688
385,000	3.47%, due 4/5/2021	385,000
270,000	5.88%, due 8/2/2021	277,088
416,000	3.81%, due 10/12/2021	420,260
410,000	3.09%, due 1/9/2023	408,204
415,000	3.10%, due 5/4/2023	410,850
435,000	3.66%, due 9/8/2024	437,849
420,000	4.69%, due 6/9/2025	438,312
1,920,000	5.13%, due 6/16/2025	2,046,854
5,480,000	4.39%, due 1/8/2026	5,628,946
1,510,000	5.11%, due 5/3/2029	1,610,038
		12,443,089
Auto Manufacturers 0.6%
750,000	BMW U.S. Capital LLC, (3M USD LIBOR + 0.50%), 0.93%, due 8/13/2021	749,226	(b)(l)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited)	(cont’d)

PRINCIPAL AMOUNT(a)		VALUE

	Daimler Finance N.A. LLC
$500,000	(3M USD LIBOR + 0.43%), 0.86%, due 2/12/2021	$499,328	(b)(l)
500,000	(3M USD LIBOR + 0.90%), 1.29%, due 2/15/2022	499,437	(b)(l)
9,685,000	General Motors Co., 6.13%, due 10/1/2025	11,290,984	(n)
4,075,000	General Motors Financial Co., Inc., 5.10%, due 1/17/2024	4,471,552
		17,510,527
Auto Parts & Equipment 0.2%
820,000	American Axle & Manufacturing, Inc., 6.88%, due 7/1/2028	836,162
980,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	962,850	(l)
1,615,000	Goodyear Tire & Rubber Co., 9.50%, due 5/31/2025	1,814,856
	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
790,000	6.25%, due 5/15/2026	845,395	(l)
830,000	8.50%, due 5/15/2027	872,330	(l)
		5,331,593
Automakers 0.2%
	Ford Motor Co.
1,415,000	9.63%, due 4/22/2030	1,877,408
365,000	7.45%, due 7/16/2031	432,634
1,055,000	4.75%, due 1/15/2043	965,325
1,060,000	5.29%, due 12/8/2046	1,007,318
		4,282,685
Banking 0.2%
	CIT Group, Inc.
2,030,000	4.13%, due 3/9/2021	2,037,612
1,050,000	5.00%, due 8/15/2022	1,084,125
480,000	5.25%, due 3/7/2025	513,600
1,515,000	GMAC LLC, 8.00%, due 11/1/2031	2,095,005
		5,730,342
Banks 10.1%
500,000	ABN AMRO Bank NV, (3M USD LIBOR + 0.57%), 0.94%, due 8/27/2021	502,212	(b)(l)
600,000	Banco Bilbao Vizcaya Argentaria SA, Ser. 9, 6.50%, due 3/5/2025	570,750	(s)(t)
200,000	Banco Bradesco SA, 3.20%, due 1/27/2025	202,440	(l)
200,000	Banco Davivienda SA, 5.88%, due 7/9/2022	209,500	(r)
90,000	Banco de Credito del Peru, 2.70%, due 1/11/2025	92,093	(l)
200,000	Banco do Brasil SA, 3.88%, due 10/10/2022	205,300
200,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, due 6/6/2024	206,792	(r)
150,000	Banco Int'l del Peru SAA Interbank, 3.38%, due 1/18/2023	154,073	(r)
200,000	Banco Santander Chile, 2.50%, due 12/15/2020	200,738	(r)
150,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, due 4/17/2025	166,283	(l)
	Banco Santander SA
600,000	7.50%, due 2/8/2024	618,000	(r)(s)(t)
3,200,000	2.75%, due 5/28/2025	3,385,776
4,600,000	3.49%, due 5/28/2030	5,095,804
211,000	Banco Votorantim SA, 4.50%, due 9/24/2024	216,539	(l)
200,000	Bancolombia SA, 3.00%, due 1/29/2025	199,000
	Bank of America Corp.
1,365,000	(3M USD LIBOR + 1.00%), 1.26%, due 4/24/2023	1,377,843	(b)
1,296,000	Ser. JJ, 5.13%, due 6/20/2024	1,336,604	(s)(t)
1,528,000	Ser. X, 6.25%, due 9/5/2024	1,660,498	(s)(t)
9,400,000	3.71%, due 4/24/2028	10,752,443	(n)(s)
7,380,000	3.97%, due 3/5/2029	8,589,773	(n)(s)
5,350,000	2.50%, due 2/13/2031	5,684,190	(s)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

	Bank of New York Mellon Corp.
$780,000	Ser. G, 4.70%, due 9/20/2025	$844,568	(s)(t)
1,233,000	Ser. F, 4.63%, due 9/20/2026	1,273,005	(s)(t)
200,000	BBVA Bancomer SA, 6.75%, due 9/30/2022	216,000	(r)
	BNP Paribas SA
1,120,000	7.38%, due 8/19/2025	1,244,600	(l)(s)(t)
445,000	4.50%, due 2/25/2030	414,406	(l)(s)(t)
8,935,000	3.05%, due 1/13/2031	9,747,896	(l)(n)(s)
	Citigroup, Inc.
7,010,000	(3M USD LIBOR + 0.96%), 1.20%, due 4/25/2022	7,080,265	(b)(n)
898,000	(3M USD LIBOR + 0.69%), 0.93%, due 10/27/2022	902,507	(b)
1,100,000	Ser. B, 5.90%, due 2/15/2023	1,155,572	(s)(t)
1,320,000	Ser. U, 5.00%, due 9/12/2024	1,323,300	(s)(t)
865,000	Ser. V, 4.70%, due 1/30/2025	842,294	(s)(t)
12,720,000	3.89%, due 1/10/2028	14,540,335	(n)(s)
5,165,000	3.52%, due 10/27/2028	5,820,690	(s)
6,960,000	2.98%, due 11/5/2030	7,628,153	(s)
	Citizens Financial Group, Inc.
900,000	Ser. B, 6.00%, due 7/6/2023	813,375	(s)(t)
1,203,000	Ser. C, 6.38%, due 4/6/2024	1,160,059	(s)(t)
890,000	Comerica, Inc., 5.63%, due 7/1/2025	950,342	(q)(s)(t)
206,000	Credit Bank of Moscow Via CBOM Finance PLC, 4.70%, due 1/29/2025	202,521	(l)
1,040,000	Credit Suisse AG, (SOFR + 0.45%), 0.55%, due 2/4/2022	1,039,215	(b)
	Credit Suisse Group AG
1,003,000	6.38%, due 8/21/2026	1,056,289	(l)(s)(t)
870,000	5.10%, due 1/24/2030	859,995	(l)(s)(t)
6,665,000	4.19%, due 4/1/2031	7,784,313	(l)(n)(s)
	DIB Sukuk Ltd.
200,000	3.60%, due 3/30/2021	202,504	(r)
200,000	3.63%, due 2/6/2023	207,081	(r)
200,000	Emirates Development Bank PJSC, 3.52%, due 3/6/2024	212,380	(r)
	Fifth Third Bancorp
1,793,000	5.10%, due 6/30/2023	1,653,505	(s)(t)
450,000	Ser. L, 4.50%, due 9/30/2025	457,875	(s)(t)
	Goldman Sachs Group, Inc.
15,095,000	(3M USD LIBOR + 0.75%), 1.11%, due 2/23/2023	15,122,040	(b)(n)
509,000	Ser. Q, 5.50%, due 8/10/2024	546,539	(q)(s)(t)
736,000	Ser. R, 4.95%, due 2/10/2025	738,261	(s)(t)
976,000	Ser. O, 5.30%, due 11/10/2026	1,041,925	(s)(t)
8,765,000	3.69%, due 6/5/2028	9,991,234	(n)(s)
6,505,000	3.81%, due 4/23/2029	7,514,760	(s)
3,550,000	4.02%, due 10/31/2038	4,334,042	(s)
200,000	Grupo Aval Ltd., 4.75%, due 9/26/2022	204,000	(r)
289,000	Gulf Int'l Bank BSC, 3.50%, due 3/25/2022	295,900	(r)
10,535,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	10,424,382	(n)(s)(t)
	Huntington Bancshares, Inc.
1,643,000	Ser. E, 5.70%, due 4/15/2023	1,527,990	(s)(t)
480,000	Ser. F, 5.63%, due 7/15/2030	529,790	(s)(t)
	ING Groep NV
803,000	6.50%, due 4/16/2025	834,558	(s)(t)
820,000	5.75%, due 11/16/2026	840,156	(s)(t)
200,000	Itau Unibanco Holding SA, 2.90%, due 1/24/2023	199,752	(l)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

	JPMorgan Chase & Co.
$861,000	Ser. CC, 4.63%, due 11/1/2022	$839,475	(s)(t)
14,535,000	(3M USD LIBOR + 0.90%), 1.14%, due 4/25/2023	14,650,427	(b)(n)
1,426,000	Ser. FF, 5.00%, due 8/1/2024	1,434,912	(s)(t)
792,000	Ser. HH, 4.60%, due 2/1/2025	766,339	(s)(t)
3,560,000	4.49%, due 3/24/2031	4,414,412	(s)
8,025,000	2.96%, due 5/13/2031	8,744,806	(n)(s)
775,000	Lloyds Banking Group PLC, 7.50%, due 6/27/2024	817,625	(s)(t)
665,000	M&T Bank Corp., Ser. G, 5.00%, due 8/1/2024	679,168	(s)(t)
	Morgan Stanley
4,915,000	Ser. H, (3M USD LIBOR + 3.61%), 3.89%, due 7/15/2020	4,656,787	(b)(t)
14,930,000	(SOFR + 0.70%), 0.80%, due 1/20/2023	14,956,107	(b)(n)
16,475,000	3.59%, due 7/22/2028	18,820,531	(n)(s)
3,565,000	3.62%, due 4/1/2031	4,168,838	(s)
600,000	National Australia Bank Ltd., (3M USD LIBOR + 0.35%), 0.62%, due 1/12/2021	600,740	(b)(l)
610,000	Natwest Group PLC, 6.00%, due 12/29/2025	640,500	(s)(t)
200,000	Philippine National Bank, 3.28%, due 9/27/2024	206,028	(r)
200,000	QIB Sukuk Ltd., 3.25%, due 5/23/2022	204,265	(r)
200,000	QNB Finance Ltd., (3M USD LIBOR + 1.35%), 1.71%, due 5/31/2021	201,002	(b)(r)
445,000	Regions Financial Corp., Ser. D, 5.75%, due 6/15/2025	473,925	(s)(t)
885,000	Royal Bank of Canada, (3M USD LIBOR + 0.36%), 0.63%, due 1/17/2023	887,080	(b)
500,000	Santander UK PLC, (3M USD LIBOR + 0.62%), 0.97%, due 6/1/2021	502,075	(b)
200,000	Shinhan Bank Co. Ltd., 3.88%, due 12/7/2026	205,440	(r)(s)
600,000	Skandinaviska Enskilda Banken AB, 5.13%, due 5/13/2025	591,750	(r)(s)(t)
680,000	Toronto-Dominion Bank, (SOFR + 0.48%), 0.58%, due 1/27/2023	678,477	(b)
	Truist Financial Corp.
1,748,000	Ser. N, 4.80%, due 9/1/2024	1,762,225	(s)(t)
1,003,000	Ser. L, 5.05%, due 12/15/2024	926,455	(s)(t)
440,000	Ser. Q, 5.10%, due 3/1/2030	477,400	(s)(t)
200,000	Turkiye Vakiflar Bankasi TAO, 5.50%, due 10/27/2021	198,546	(r)
1,015,000	U.S. Bank NA/Cincinnati OH, (3M USD LIBOR + 0.40%), 0.71%, due 12/9/2022	1,018,314	(b)
1,166,000	UBS Group AG, 6.88%, due 8/7/2025	1,253,522	(r)(s)(t)
589,000	UniCredit SpA, 8.00%, due 6/3/2024	612,560	(r)(s)(t)
200,000	United Bank for Africa PLC, 7.75%, due 6/8/2022	198,001	(r)
	Wells Fargo & Co.
13,560,000	(3M USD LIBOR + 1.11%), 1.37%, due 1/24/2023	13,687,374	(b)(n)
1,257,000	Ser. S, 5.90%, due 6/15/2024	1,277,063	(s)(t)
6,410,000	2.57%, due 2/11/2031	6,803,088	(s)
3,500,000	5.01%, due 4/4/2051	5,051,166	(s)
440,000	Westpac Banking Corp., (3M USD LIBOR + 0.39%), 0.66%, due 1/13/2023	440,754	(b)
		279,052,202
Beverages 1.0%
	Anheuser-Busch InBev Worldwide, Inc.
6,175,000	4.60%, due 4/15/2048	7,639,092	(n)
9,870,000	4.75%, due 4/15/2058	12,782,257	(n)
4,670,000	5.80%, due 1/23/2059	7,011,320
		27,432,669
Brokerage 0.1%
	LPL Holdings, Inc.
2,460,000	5.75%, due 9/15/2025	2,558,400	(l)
600,000	4.63%, due 11/15/2027	618,000	(l)
		3,176,400

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

Building & Construction 0.6%
$515,000	Shea Homes L.P./Shea Homes Funding Corp., 4.75%, due 2/15/2028	$540,312	(l)
	Taylor Morrison Communities, Inc.
1,410,000	5.88%, due 6/15/2027	1,558,050	(l)
2,940,000	5.75%, due 1/15/2028	3,300,767	(l)
2,800,000	5.13%, due 8/1/2030	3,059,000	(l)
625,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 3/1/2024	665,625	(l)
755,000	Toll Brothers Finance Corp., 4.35%, due 2/15/2028	817,288	(q)
	TRI Pointe Group, Inc.
1,235,000	5.25%, due 6/1/2027	1,296,750
4,175,000	5.70%, due 6/15/2028	4,592,500
		15,830,292
Building Materials 0.8%
4,645,000	Beacon Roofing Supply, Inc., 4.88%, due 11/1/2025	4,546,851	(l)
355,000	CD&R Waterworks Merger Sub LLC, 6.13%, due 8/15/2025	365,678	(l)
840,000	GPC Merger Sub, Inc., 7.13%, due 8/15/2028	873,600	(l)(u)
	Jeld-Wen, Inc.
1,660,000	4.63%, due 12/15/2025	1,676,600	(l)
2,825,000	4.88%, due 12/15/2027	2,874,437	(l)
	Masonite Int'l Corp.
2,610,000	5.75%, due 9/15/2026	2,734,967	(l)
1,500,000	5.38%, due 2/1/2028	1,597,500	(l)
947,000	Ply Gem Midco LLC, 8.00%, due 4/15/2026	972,986	(l)
	Standard Industries, Inc.
470,000	5.00%, due 2/15/2027	501,913	(l)
1,210,000	4.75%, due 1/15/2028	1,293,188	(l)
4,060,000	4.38%, due 7/15/2030	4,384,800	(l)
200,000	Votorantim Cimentos Int'l SA, 7.25%, due 4/5/2041	243,000	(r)
		22,065,520
Cable & Satellite Television 1.5%
	CCO Holdings LLC/CCO Holdings Capital Corp.
83,000	5.88%, due 4/1/2024	85,880	(l)
1,995,000	5.75%, due 2/15/2026	2,084,775	(l)
1,070,000	5.50%, due 5/1/2026	1,131,846	(l)
3,210,000	5.00%, due 2/1/2028	3,402,600	(l)
265,000	4.75%, due 3/1/2030	282,059	(l)
4,405,000	4.50%, due 8/15/2030	4,668,860	(l)
7,230,000	4.25%, due 2/1/2031	7,540,811	(l)
1,075,000	4.50%, due 5/1/2032	1,134,125	(l)
	CSC Holdings LLC
365,000	6.63%, due 10/15/2025	381,425	(l)
1,051,000	10.88%, due 10/15/2025	1,126,777	(l)
1,095,000	5.50%, due 5/15/2026	1,148,381	(l)
1,565,000	5.50%, due 4/15/2027	1,678,463	(l)
870,000	7.50%, due 4/1/2028	1,000,761	(l)
1,255,000	6.50%, due 2/1/2029	1,436,975	(l)
6,105,000	5.75%, due 1/15/2030	6,767,698	(l)
270,000	4.13%, due 12/1/2030	284,513	(l)
315,000	4.63%, due 12/1/2030	330,750	(l)
415,000	DISH DBS Corp., 7.38%, due 7/1/2028	439,261	(l)
2,415,000	Dolya Holdco 18 DAC, 5.00%, due 7/15/2028	2,520,439	(l)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

$660,000	Virgin Media Finance PLC, 5.00%, due 7/15/2030	$689,594	(l)
3,625,000	Virgin Media Secured Finance PLC, 5.50%, due 8/15/2026	3,850,801	(l)
		41,986,794
Chemicals 0.4%
200,000	Bluestar Finance Holdings Ltd., 3.50%, due 9/30/2021	203,727	(r)
200,000	CNAC HK Finbridge Co. Ltd., 3.38%, due 6/19/2024	210,796	(r)
200,000	MEGlobal Canada ULC, 5.00%, due 5/18/2025	218,519	(l)
311,000	Mexichem SAB de CV, 4.88%, due 9/19/2022	328,105	(r)
485,000	Minerals Technologies, Inc., 5.00%, due 7/1/2028	503,333	(l)
1,605,000	Nouryon Holding BV, 8.00%, due 10/1/2026	1,711,845	(l)(q)
	NOVA Chemicals Corp.
1,190,000	4.88%, due 6/1/2024	1,187,025	(l)
1,135,000	5.25%, due 6/1/2027	1,073,994	(l)
705,000	Olin Corp., 5.63%, due 8/1/2029	676,870
1,230,000	Platform Specialty Products Corp., 5.88%, due 12/1/2025	1,269,975	(l)
200,000	SASOL Financing USA LLC, 5.88%, due 3/27/2024	187,000
490,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.38%, due 9/1/2025	483,875	(l)
1,170,000	Tronox, Inc., 6.50%, due 4/15/2026	1,172,925	(l)(q)
495,000	WR Grace & Co-Conn, 4.88%, due 6/15/2027	527,175	(l)
		9,755,164
Commercial Services 0.2%
200,000	DP World Crescent Ltd., 3.91%, due 5/31/2023	209,044	(r)
2,055,000	Georgetown University, Ser. 20A, 2.94%, due 4/1/2050	2,233,440
	United Rentals N.A., Inc.
1,115,000	5.25%, due 1/15/2030	1,220,925
1,210,000	3.88%, due 2/15/2031	1,210,000	(u)(v)
		4,873,409
Computers 1.1%
5,245,000	Apple, Inc., 4.65%, due 2/23/2046	7,561,330	(n)
13,970,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/2023	15,393,696	(l)(n)
	IBM Corp.
970,000	(3M USD LIBOR + 0.40%), 0.83%, due 5/13/2021	973,158	(b)
4,740,000	4.25%, due 5/15/2049	6,240,560
		30,168,744
Consumer - Commercial Lease Financing 0.2%
592,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	471,232	(l)(s)
2,065,000	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	1,285,463	(l)(w)
	Springleaf Finance Corp.
1,345,000	6.13%, due 3/15/2024	1,463,669
400,000	8.88%, due 6/1/2025	451,000
2,145,000	7.13%, due 3/15/2026	2,514,648
		6,186,012
Diversified Capital Goods 0.3%
2,015,000	Amsted Industries, Inc., 4.63%, due 5/15/2030	2,055,300	(l)
2,300,000	EnerSys, 4.38%, due 12/15/2027	2,323,690	(l)
2,485,000	Resideo Funding, Inc., 6.13%, due 11/1/2026	2,534,700	(l)
1,215,000	SPX FLOW, Inc., 5.88%, due 8/15/2026	1,272,712	(l)
		8,186,402

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

Diversified Financial Services 1.7%
$10,915,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 10/1/2025	$10,695,197	(n)
9,545,000	Air Lease Corp., 2.30%, due 2/1/2025	9,152,984	(n)
	American Express Co.
410,000	(3M USD LIBOR + 0.53%), 0.91%, due 5/17/2021	411,414	(b)
876,000	(3M USD LIBOR + 0.65%), 1.02%, due 2/27/2023	880,229	(b)
200,000	Banco BTG Pactual SA, 4.50%, due 1/10/2025	199,900	(l)
	Capital One Financial Corp.
1,045,000	Ser. E, (3M USD LIBOR + 3.80%), 4.15%, due 9/1/2020	909,150	(b)(t)
3,745,000	(3M USD LIBOR + 0.95%), 1.26%, due 3/9/2022	3,769,604	(b)
200,000	CDBL Funding 2, 2.63%, due 8/1/2020	200,000
750,000	Charles Schwab Corp., Ser. G, 5.38%, due 6/1/2025	821,250	(s)(t)
	Discover Financial Services
445,000	Ser. D, 6.13%, due 6/23/2025	472,946	(s)(t)
2,081,000	Ser. C, 5.50%, due 10/30/2027	1,898,714	(s)(t)
200,000	GTLK Europe DAC, 5.95%, due 7/19/2021	205,295	(r)
200,000	Haitong Int'l Securities Group Ltd., 3.13%, due 5/18/2025	208,154	(r)
	ICBCIL Finance Co. Ltd.
355,000	3.20%, due 11/10/2020	356,494	(r)
200,000	2.50%, due 9/29/2021	201,551	(r)
200,000	Rural Electrification Corp. Ltd., 3.07%, due 12/18/2020	200,197	(r)
16,620,000	Synchrony Financial, 2.85%, due 7/25/2022	16,997,886	(n)
		47,580,965
Electric 0.6%
1,500,000	1MDB Energy Ltd., 5.99%, due 5/11/2022	1,575,083	(r)
234,000	China Huadian Overseas Development 2018 Ltd., 3.38%, due 6/23/2025	239,558	(r)(s)(t)
675,000	Dominion Energy, Inc., Ser. B, 4.65%, due 12/15/2024	687,420	(s)(t)
325,000	Duke Energy Florida LLC, Ser. A, (3M USD LIBOR + 0.25%), 0.61%, due 11/26/2021	325,120	(b)
200,000	Eskom Holdings SOC Ltd., 5.75%, due 1/26/2021	196,424	(r)
6,360,000	Exelon Corp., 4.70%, due 4/15/2050	8,787,249	(n)
178,000	Genneia SA, 8.75%, due 1/20/2022	154,860	(r)
4,240,000	Pacific Gas & Electric Co., 3.30%, due 8/1/2040	4,321,686
300,000	Pampa Energia SA, 7.38%, due 7/21/2023	269,250	(r)
		16,556,650
Electric - Generation 0.7%
	Calpine Corp.
1,335,000	5.75%, due 1/15/2025	1,373,715	(q)
9,050,000	4.50%, due 2/15/2028	9,344,125	(l)(n)
990,000	5.13%, due 3/15/2028	1,028,363	(l)
1,960,000	4.63%, due 2/1/2029	1,979,561	(l)(u)
2,731,000	5.00%, due 2/1/2031	2,798,947	(l)(u)
475,000	Clearway Energy Operating LLC, 4.75%, due 3/15/2028	507,656	(l)
	NRG Energy, Inc.
580,000	7.25%, due 5/15/2026	625,536
605,000	5.25%, due 6/15/2029	668,930	(l)
		18,326,833
Electric - Integrated 0.1%
	Talen Energy Supply LLC
845,000	10.50%, due 1/15/2026	654,791	(l)
2,060,000	7.25%, due 5/15/2027	2,142,400	(l)
70,000	6.63%, due 1/15/2028	70,289	(l)
480,000	7.63%, due 6/1/2028	501,600	(l)
		3,369,080

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

Electronics 0.2%
$2,885,000	Amkor Technology, Inc., 6.63%, due 9/15/2027	$3,173,500	(l)
450,000	Honeywell Int'l, Inc., (3M USD LIBOR + 0.37%), 0.82%, due 8/8/2022	450,717	(b)
1,200,000	Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/2026	1,263,120	(l)
		4,887,337
Energy - Alternate Sources 0.0%(g)
311,000	Azure Power Energy Ltd., 5.50%, due 11/3/2022	316,725	(r)
200,000	Greenko Dutch BV, 4.88%, due 7/24/2022	201,500	(r)
		518,225
Energy - Exploration & Production 1.5%
670,000	Apache Corp., 4.38%, due 10/15/2028	669,163
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.
1,122,000	10.00%, due 4/1/2022	927,389	(l)
1,900,000	7.00%, due 11/1/2026	1,216,000	(l)
1,175,000	Comstock Escrow Corp., 9.75%, due 8/15/2026	1,175,000
600,000	Comstock Resources, Inc., 9.75%, due 8/15/2026	599,808
3,635,000	CrownRock L.P./CrownRock Finance, Inc., 5.63%, due 10/15/2025	3,562,300	(l)
	Hilcorp Energy I L.P./Hilcorp Finance Co.
490,000	5.75%, due 10/1/2025	464,581	(l)
1,135,000	6.25%, due 11/1/2028	1,042,781	(l)
1,660,000	Matador Resources Co., 5.88%, due 9/15/2026	1,263,658
	Occidental Petroleum Corp.
9,930,000	3.20%, due 8/15/2026	9,039,180	(n)
3,795,000	4.30%, due 8/15/2039	3,073,950
	Parsley Energy LLC/Parsley Finance Corp.
3,839,000	5.25%, due 8/15/2025	3,896,585	(l)
1,905,000	5.63%, due 10/15/2027	1,995,488	(l)
2,295,000	PDC Energy, Inc., 5.75%, due 5/15/2026	2,300,072
	Range Resources Corp.
970,000	4.88%, due 5/15/2025	812,375
1,205,000	9.25%, due 2/1/2026	1,162,825	(l)
	WPX Energy, Inc.
420,000	5.25%, due 9/15/2024	432,978
1,950,000	5.75%, due 6/1/2026	1,989,000
5,540,000	5.88%, due 6/15/2028	5,675,065
		41,298,198
Engineering & Construction 0.0%(g)
	China Minmetals Corp.
200,000	4.45%, due 5/13/2021	201,770	(r)(s)(t)
410,000	3.75%, due 11/13/2022	418,387	(r)(s)(t)
		620,157
Entertainment 0.0%(g)
710,000	Cedar Fair L.P., 5.25%, due 7/15/2029	670,737	(q)
Food 1.0%
10,320,000	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	11,987,299	(l)(n)
12,555,000	Kraft Heinz Foods Co., 3.75%, due 4/1/2030	13,604,260	(l)(n)
2,070,000	Kroger Co., 5.40%, due 1/15/2049	3,005,561
200,000	MARB BondCo PLC, 6.88%, due 1/19/2025	209,000	(r)
		28,806,120

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

Food - Wholesale 1.0%
	Kraft Heinz Foods Co.
$630,000	3.88%, due 5/15/2027	$678,501	(l)
10,196,000	4.88%, due 10/1/2049	11,260,921	(l)(n)
250,000	Lamb Weston Holdings, Inc., 4.88%, due 5/15/2028	280,937	(l)
	Performance Food Group, Inc.
280,000	6.88%, due 5/1/2025	301,700	(l)(q)
1,770,000	5.50%, due 10/15/2027	1,827,525	(l)
	Post Holdings, Inc.
2,190,000	5.75%, due 3/1/2027	2,332,350	(l)
3,465,000	5.63%, due 1/15/2028	3,786,552	(l)
3,555,000	5.50%, due 12/15/2029	3,901,435	(l)
610,000	4.63%, due 4/15/2030	642,025	(l)
1,055,000	U.S. Foods, Inc., 6.25%, due 4/15/2025	1,131,487	(l)
		26,143,433
Gaming 0.2%
	Boyd Gaming Corp.
990,000	6.38%, due 4/1/2026	1,012,275
445,000	6.00%, due 8/15/2026	450,563
2,405,000	Churchill Downs, Inc., 5.50%, due 4/1/2027	2,516,231	(l)
505,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, due 6/15/2025	530,876	(l)
		4,509,945
Gas 0.7%
200,000	Binhai Investment Co. Ltd., 4.45%, due 11/30/2020	191,842	(r)
1,000,000	Dominion Energy Gas Holdings LLC, Ser. A, (3M USD LIBOR + 0.60%), 0.91%, due 6/15/2021	1,004,312	(b)
7,415,000	East Ohio Gas Co., 3.00%, due 6/15/2050	8,195,545	(l)(n)
8,000,000	Piedmont Natural Gas Co, Inc., 3.35%, due 6/1/2050	9,564,256	(n)
		18,955,955
Gas Distribution 2.4%
795,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/2024	721,176
	Buckeye Partners L.P.
100,000	4.15%, due 7/1/2023	100,500
1,695,000	4.13%, due 3/1/2025	1,703,475	(l)
1,925,000	3.95%, due 12/1/2026	1,910,562
1,705,000	4.13%, due 12/1/2027	1,662,375
1,725,000	4.50%, due 3/1/2028	1,716,375	(l)
500,000	5.85%, due 11/15/2043	460,000
	Cheniere Energy Partners L.P.
4,145,000	5.25%, due 10/1/2025	4,248,625
2,335,000	5.63%, due 10/1/2026	2,466,344
5,285,000	4.50%, due 10/1/2029	5,590,473
1,530,000	DCP Midstream LLC, 5.85%, due 5/21/2043	1,162,800	(l)(s)
	DCP Midstream Operating L.P.
175,000	3.88%, due 3/15/2023	175,455
1,110,000	5.63%, due 7/15/2027	1,151,625
1,615,000	5.13%, due 5/15/2029	1,625,691
1,505,000	5.60%, due 4/1/2044	1,316,439
	EQM Midstream Partners L.P.
565,000	6.00%, due 7/1/2025	599,273	(l)
720,000	6.50%, due 7/1/2027	793,872	(l)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

	EQT Midstream Partners L.P.
$1,610,000	4.75%, due 7/15/2023	$1,632,540
420,000	4.00%, due 8/1/2024	421,096
1,375,000	4.13%, due 12/1/2026	1,337,187
2,980,000	5.50%, due 7/15/2028	3,089,664
	Genesis Energy L.P./Genesis Energy Finance Corp.
705,000	6.50%, due 10/1/2025	653,006
1,020,000	6.25%, due 5/15/2026	958,800
	Global Partners L.P./GLP Finance Corp.
190,000	7.00%, due 6/15/2023	187,188
480,000	7.00%, due 8/1/2027	464,400
12,450,000	MPLX L.P., 4.70%, due 4/15/2048	13,410,177	(n)
1,275,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, due 4/15/2025	624,750
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
315,000	4.75%, due 10/1/2023	303,588	(l)
500,000	5.50%, due 9/15/2024	479,535	(l)
655,000	6.00%, due 3/1/2027	595,068	(l)
700,000	5.50%, due 1/15/2028	622,916	(l)
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
1,200,000	4.25%, due 11/15/2023	1,209,000
680,000	5.13%, due 2/1/2025	690,200
874,000	5.38%, due 2/1/2027	902,991
185,000	5.00%, due 1/15/2028	188,700
4,765,000	5.50%, due 3/1/2030	5,003,250	(l)
	Western Midstream Operating L.P.
200,000	3.10%, due 2/1/2025	199,520
5,535,000	4.05%, due 2/1/2030	5,604,907
		65,983,543
Health Facilities 0.7%
1,200,000	Acadia Healthcare Co., Inc., 5.50%, due 7/1/2028	1,264,500	(l)
705,000	Columbia/HCA Corp., 7.69%, due 6/15/2025	830,138
	HCA, Inc.
3,265,000	5.38%, due 9/1/2026	3,738,425
3,590,000	5.63%, due 9/1/2028	4,281,075
2,435,000	5.88%, due 2/1/2029	2,964,612
155,000	3.50%, due 9/1/2030	162,880
390,000	Select Medical Corp., 6.25%, due 8/15/2026	420,225	(l)
	Tenet Healthcare Corp.
430,000	8.13%, due 4/1/2022	463,325
1,605,000	6.75%, due 6/15/2023	1,693,275
525,000	4.63%, due 6/15/2028	552,143	(l)
1,790,000	THC Escrow Corp., 7.00%, due 8/1/2025	1,847,799	(q)
		18,218,397
Health Services 0.3%
1,250,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	500,000	(l)
	Jaguar Holding Co. II/PPD Development L.P.
660,000	4.63%, due 6/15/2025	689,700	(l)
1,390,000	5.00%, due 6/15/2028	1,480,350	(l)
	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
470,000	7.38%, due 6/1/2025	500,550	(l)
1,330,000	7.25%, due 2/1/2028	1,391,513	(l)
1,190,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	690,200	(l)
530,000	Vizient, Inc., 6.25%, due 5/15/2027	564,450	(l)
2,020,000	West Street Merger Sub, Inc., 6.38%, due 9/1/2025	2,050,300	(l)
		7,867,063

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

Healthcare - Services 0.7%
$2,125,000	Ascension Health, Ser. B, 3.11%, due 11/15/2039	$2,388,480
605,000	Centene Corp., 5.38%, due 8/15/2026	647,350	(l)
2,055,000	CommonSpirit Health, 4.19%, due 10/1/2049	2,275,316
7,095,000	HCA, Inc., 5.25%, due 6/15/2049	9,412,394	(n)
2,125,000	Mount Sinai Hospitals Group, Inc., Ser. 2019, 3.74%, due 7/1/2049	2,418,787
1,000,000	UnitedHealth Group, Inc., (3M USD LIBOR + 0.26%), 0.57%, due 6/15/2021	1,001,386	(b)
		18,143,713
Holding Companies - Diversified 0.0%(g)
200,000	Alfa S.A., 5.25%, due 3/25/2024	217,000	(r)
Hotels 0.3%
	Hilton Domestic Operating Co., Inc.
540,000	4.25%, due 9/1/2024	545,400
760,000	5.13%, due 5/1/2026	786,600
1,940,000	5.75%, due 5/1/2028	2,070,950	(l)
	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
70,000	4.63%, due 4/1/2025	71,138
3,279,000	4.88%, due 4/1/2027	3,406,061
370,000	Wyndham Hotels & Resorts, Inc., 5.38%, due 4/15/2026	377,400	(l)
		7,257,549
Insurance 0.4%
6,915,000	AXA Equitable Holdings, Inc., 5.00%, due 4/20/2048	8,714,337	(n)
615,000	Marsh & McLennan Cos., Inc., (3M USD LIBOR + 1.20%), 1.51%, due 12/29/2021	615,331	(b)
500,000	New York Life Global Funding, (3M USD LIBOR + 0.44%), 0.71%, due 7/12/2022	502,889	(b)(l)
400,000	Prudential Financial, Inc., 5.38%, due 5/15/2045	428,944	(s)
		10,261,501
Insurance Brokerage 0.4%
2,000,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	2,125,000	(l)
1,865,000	AssuredPartners, Inc., 7.00%, due 8/15/2025	1,892,975	(l)
2,770,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	2,922,350	(l)
4,090,000	HUB Int'l Ltd., 7.00%, due 5/1/2026	4,284,275	(l)
		11,224,600
Investment Companies 0.0%(g)
	Huarong Finance 2017 Co. Ltd.
267,000	4.50%, due 1/24/2022	271,346	(r)(s)(t)
267,000	(3M USD LIBOR + 1.85%), 2.09%, due 4/27/2022	265,863	(b)(r)
200,000	Huarong Finance 2019 Co. Ltd., 3.25%, due 11/13/2024	207,124	(r)
		744,333
Investments & Misc. Financial Services 0.1%
1,805,000	MSCI, Inc., 5.38%, due 5/15/2027	1,969,706	(l)
Iron - Steel 0.0%(g)
200,000	CSN Resources SA, 7.63%, due 2/13/2023	202,000	(r)
200,000	Severstal OAO Via Steel Capital SA, 5.90%, due 10/17/2022	216,000	(r)
		418,000
Lodging 0.0%(g)
200,000	Sands China Ltd., 4.60%, due 8/8/2023	211,164

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
Machinery 0.3%
$1,215,000	CFX Escrow Corp., 6.00%, due 2/15/2024	$1,278,787	(l)
1,500,000	Harsco Corp., 5.75%, due 7/31/2027	1,573,710	(l)
	Hillenbrand, Inc.
320,000	5.75%, due 6/15/2025	344,000
30,000	4.50%, due 9/15/2026	32,250
5,225,000	Terex Corp., 5.63%, due 2/1/2025	5,297,523	(l)
300,000	Vertical Holdco GmbH, 7.63%, due 7/15/2028	318,750	(l)
605,000	Vertical U.S. Newco, Inc., 5.25%, due 7/15/2027	641,300	(l)
		9,486,320
Machinery - Construction & Mining 0.0%(g)
1,250,000	Caterpillar Financial Services Corp., (3M USD LIBOR + 0.28%), 0.60%, due 9/7/2021	1,251,728	(b)
Machinery - Diversified 0.0%(g)
715,000	John Deere Capital Corp., (3M USD LIBOR + 0.40%), 0.72%, due 6/7/2021	716,949	(b)
285,000	Otis Worldwide Corp., (3M USD LIBOR + 0.45%), 0.75%, due 4/5/2023	284,053	(b)(l)
		1,001,002
Managed Care 0.4%
	Centene Corp.
1,375,000	4.75%, due 1/15/2025	1,424,940
1,345,000	5.25%, due 4/1/2025	1,398,800	(l)
1,285,000	4.25%, due 12/15/2027	1,365,313
2,315,000	4.63%, due 12/15/2029	2,581,827
4,110,000	MPH Acquisition Holdings LLC, 7.13%, due 6/1/2024	4,217,887	(l)
700,000	Polaris Intermediate Corp., 8.50% Cash/9.25% PIK, due 12/1/2022	712,068	(l)(w)
		11,700,835
Media 2.1%
15,710,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 3/1/2050	18,903,271	(n)
6,660,000	Discovery Communications LLC, 3.63%, due 5/15/2030	7,388,562
10,870,000	Fox Corp., 5.58%, due 1/25/2049	15,832,285	(n)
710,000	NBCUniversal Enterprise, Inc., (3M USD LIBOR + 0.40%), 0.70%, due 4/1/2021	711,603	(b)(l)
	ViacomCBS, Inc.
5,025,000	4.95%, due 1/15/2031	6,069,180
6,550,000	4.20%, due 5/19/2032	7,520,748
615,000	Walt Disney Co., (3M USD LIBOR + 0.39%), 0.72%, due 3/4/2022	615,782	(b)
		57,041,431
Media Content 0.7%
	Netflix, Inc.
2,405,000	3.63%, due 6/15/2025	2,549,300	(l)
975,000	4.88%, due 4/15/2028	1,133,360
960,000	5.88%, due 11/15/2028	1,185,600
1,390,000	6.38%, due 5/15/2029	1,765,300
2,545,000	5.38%, due 11/15/2029	3,082,631	(l)
	Sirius XM Radio, Inc.
175,000	3.88%, due 8/1/2022	178,281	(l)
890,000	4.63%, due 7/15/2024	937,170	(l)
910,000	5.38%, due 7/15/2026	958,858	(l)
2,510,000	5.00%, due 8/1/2027	2,675,208	(l)
3,745,000	5.50%, due 7/1/2029	4,170,994	(l)
1,130,000	4.13%, due 7/1/2030	1,192,489	(l)
		19,829,191

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
Medical Products 0.1%
$1,165,000	Avantor Funding, Inc., 4.63%, due 7/15/2028	$1,232,337	(l)
	Hologic, Inc.
1,005,000	4.38%, due 10/15/2025	1,030,125	(l)
1,220,000	4.63%, due 2/1/2028	1,305,400	(l)
		3,567,862
Metals - Mining Excluding Steel 0.9%
3,110,000	Alcoa Nederland Holding BV, 5.50%, due 12/15/2027	3,351,958	(l)
2,125,000	Arconic Rolled Products Corp., 6.13%, due 2/15/2028	2,265,781	(l)
675,000	First Quantum Minerals Ltd., 6.88%, due 3/1/2026	676,688	(l)
	Freeport-McMoRan, Inc.
245,000	4.55%, due 11/14/2024	267,050
550,000	5.00%, due 9/1/2027	585,635
325,000	4.13%, due 3/1/2028	341,656
1,155,000	5.25%, due 9/1/2029	1,270,500	(q)
325,000	4.25%, due 3/1/2030	339,560
1,240,000	5.40%, due 11/14/2034	1,391,900
5,125,000	5.45%, due 3/15/2043	5,701,562
	Howmet Aerospace, Inc.
3,385,000	6.88%, due 5/1/2025	3,843,588
505,000	5.90%, due 2/1/2027	561,828
1,449,000	Hudbay Minerals, Inc., 7.63%, due 1/15/2025	1,467,112	(l)
	Novelis Corp.
495,000	5.88%, due 9/30/2026	528,120	(l)
1,480,000	4.75%, due 1/30/2030	1,544,040	(l)
		24,136,978
Mining 0.0%(g)
200,000	Minsur SA, 6.25%, due 2/7/2024	217,620	(r)
	Vedanta Resources PLC
200,000	8.25%, due 6/7/2021	171,700	(r)
300,000	6.38%, due 7/30/2022	214,500	(r)
200,000	Volcan Cia Minera SAA, 5.38%, due 2/2/2022	193,250	(r)
		797,070

Miscellaneous Manufacturer 0.7%
	General Electric Capital Corp.
515,000	(3M USD LIBOR + 1.00%), 1.31%, due 3/15/2023	510,679	(b)
8,610,000	5.88%, due 1/14/2038	10,204,504	(n)
6,925,000	General Electric Co., 4.35%, due 5/1/2050	7,179,255
		17,894,438

Oil & Gas 1.7%
	BP Capital Markets PLC
300,000	(3M USD LIBOR + 0.25%), 0.61%, due 11/24/2020	300,140	(b)
10,165,000	4.88%, due 3/22/2030	10,901,963	(n)(s)(t)
2,530,000	Canadian Natural Resources Ltd., 4.95%, due 6/1/2047	3,057,624
6,310,000	Concho Resources, Inc., 4.88%, due 10/1/2047	7,594,476	(n)
89,000	Ecopetrol SA, 5.88%, due 9/18/2023	98,011
11,355,000	Exxon Mobil Corp., 3.45%, due 4/15/2051	13,452,546	(n)
200,000	Gazprom PJSC Via Gaz Capital SA, 4.95%, due 7/19/2022	210,752	(r)
9,950,000	Occidental Petroleum Corp., 3.50%, due 8/15/2029	8,843,262	(n)
100,000	Petrobras Global Finance BV, 6.25%, due 3/17/2024	109,465
200,000	Sinopec Group Overseas Development 2018 Ltd., 2.15%, due 5/13/2025	208,054	(l)
244,000	Tecpetrol SA, 4.88%, due 12/12/2022	237,290	(r)
214,000	Tengizchevroil Finance Co. Int'l Ltd., 2.63%, due 8/15/2025	215,691	(l)
164,000	YPF SA, 8.50%, due 3/23/2025	137,350	(l)
		45,366,624

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
Oil Field Equipment & Services 0.1%
$620,000	Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, due 4/1/2028	$626,200	(l)
410,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 7/1/2028	439,725	(l)
	Precision Drilling Corp.
1,221,000	7.75%, due 12/15/2023	915,750
340,000	5.25%, due 11/15/2024	238,850
	USA Compression Partners L.P./USA Compression Finance Corp.
725,000	6.88%, due 4/1/2026	743,125
445,000	6.88%, due 9/1/2027	454,919
		3,418,569
Packaging 0.4%
4,715,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, due 8/15/2026	4,893,227	(l)
2,115,000	Berry Global Escrow Corp., 5.63%, due 7/15/2027	2,263,050	(l)
465,000	Berry Global, Inc., 4.50%, due 2/15/2026	476,797	(l)
	BWAY Holding Co.
645,000	5.50%, due 4/15/2024	657,629	(l)
1,805,000	7.25%, due 4/15/2025	1,732,800	(l)
1,100,000	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	1,167,386	(l)
		11,190,889
Packaging & Containers 0.1%
1,215,000	Sealed Air Corp., 5.50%, due 9/15/2025	1,342,575	(l)
1,260,000	Silgan Holdings, Inc., 4.75%, due 3/15/2025	1,282,050
		2,624,625
Personal & Household Products 0.5%
5,145,000	Edgewell Personal Care Co., 5.50%, due 6/1/2028	5,569,462	(l)
	Energizer Holdings, Inc.
70,000	7.75%, due 1/15/2027	77,700	(l)
5,705,000	4.75%, due 6/15/2028	6,119,183	(l)
780,000	Spectrum Brands, Inc., 5.50%, due 7/15/2030	809,250	(l)
		12,575,595
Pharmaceuticals 1.8%
	AbbVie, Inc.
930,000	(3M USD LIBOR + 0.65%), 1.02%, due 11/21/2022	933,436	(b)(l)
3,865,000	4.05%, due 11/21/2039	4,733,816	(l)
7,510,000	4.70%, due 5/14/2045	9,852,334	(n)
925,000	AstraZeneca PLC, (3M USD LIBOR + 0.62%), 0.93%, due 6/10/2022	930,061	(b)
655,000	Bausch Health Americas, Inc., 8.50%, due 1/31/2027	728,687	(l)
1,260,000	Bausch Health Cos., Inc., 5.75%, due 8/15/2027	1,367,579	(l)
425,000	Bayer U.S. Finance II LLC, (3M USD LIBOR + 0.63%), 0.93%, due 6/25/2021	426,064	(b)(l)
795,000	Bristol-Myers Squibb Co., (3M USD LIBOR + 0.38%), 0.77%, due 5/16/2022	797,819	(b)
625,000	Cigna Corp., (3M USD LIBOR + 0.65%), 0.95%, due 9/17/2021	625,068	(b)
	CVS Health Corp.
1,125,000	(3M USD LIBOR + 0.72%), 1.03%, due 3/9/2021	1,129,320	(b)
9,470,000	5.05%, due 3/25/2048	13,047,232	(n)
850,000	GlaxoSmithKline Capital PLC, (3M USD LIBOR + 0.35%), 0.77%, due 5/14/2021	851,893	(b)
8,485,000	Mylan, Inc., 4.55%, due 4/15/2028	10,077,642	(n)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	Valeant Pharmaceuticals Int'l, Inc.
$29,000	5.50%, due 3/1/2023	$29,000	(l)
1,050,000	7.00%, due 3/15/2024	1,097,229	(l)
2,170,000	6.13%, due 4/15/2025	2,240,525	(l)
865,000	5.50%, due 11/1/2025	897,619	(l)
		49,765,324
Pipelines 3.1%
	Energy Transfer Operating L.P.
11,110,000	Ser. B, 6.63%, due 2/15/2028	7,999,200	(n)(s)(t)
3,005,000	3.75%, due 5/15/2030	2,971,403
15,400,000	Ser. G, 7.13%, due 5/15/2030	12,801,250	(n)(s)(t)
6,720,000	6.25%, due 4/15/2049	7,246,739
15,120,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	19,659,276	(n)
	MPLX L.P.
855,000	(3M USD LIBOR + 0.90%), 1.21%, due 9/9/2021	850,900	(b)
2,220,000	4.00%, due 3/15/2028	2,416,911
	Plains All American Pipeline L.P./PAA Finance Corp.
7,710,000	4.65%, due 10/15/2025	8,312,613	(n)
21,567,000	3.55%, due 12/15/2029	21,300,703	(n)
400,000	Southern Gas Corridor CJSC, 6.88%, due 3/24/2026	470,600	(r)
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
175,000	5.88%, due 4/15/2026	185,987
170,000	6.50%, due 7/15/2027	181,900
165,000	6.88%, due 1/15/2029	186,140
		84,583,622
Rail 0.0%(g)
655,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, due 6/15/2027	699,213	(l)
Real Estate 0.0%(g)
200,000	Greenland Global Investment Ltd., 6.75%, due 9/26/2023	198,267	(r)
200,000	Sino-Ocean Land Treasure IV Ltd., (3M USD LIBOR + 2.30%), 2.56%, due 7/31/2021	199,000	(b)(r)
200,000	Sunac China Holdings Ltd., 7.50%, due 2/1/2024	203,035	(r)
		600,302
Real Estate Development & Management 0.1%
	Realogy Group LLC/Realogy Co-Issuer Corp.
1,435,000	4.88%, due 6/1/2023	1,435,000	(l)(q)
815,000	7.63%, due 6/15/2025	855,318	(l)
1,170,000	9.38%, due 4/1/2027	1,196,325	(l)
		3,486,643
Real Estate Investment Trusts 0.4%
2,946,000	ESH Hospitality, Inc., 5.25%, due 5/1/2025	3,009,280	(l)
5,795,000	Healthcare Trust of America Holdings L.P., 3.10%, due 2/15/2030	6,109,780
535,000	MPT Operating Partnership L.P./MPT Finance Corp., 5.25%, due 8/1/2026	561,750
1,240,000	RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, due 10/15/2027	1,153,200
200,000	Trust F/1401, 5.25%, due 12/15/2024	212,000	(r)
		11,046,010
Recreation & Travel 1.0%
5,335,000	Carnival Corp., 11.50%, due 4/1/2023	5,805,387	(l)
	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp.
5,535,000	5.50%, due 5/1/2025	5,652,619	(l)
805,000	5.38%, due 4/15/2027	776,825

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
$1,380,000	Motion Bondco DAC, 6.63%, due 11/15/2027	$1,178,575	(l)(q)
	Royal Caribbean Cruises Ltd.
395,000	10.88%, due 6/1/2023	416,337	(l)
5,185,000	11.50%, due 6/1/2025	5,713,020	(l)
	Six Flags Entertainment Corp.
1,620,000	4.88%, due 7/31/2024	1,538,514	(l)
440,000	5.50%, due 4/15/2027	415,800	(l)(q)
5,055,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	5,425,582	(l)
1,225,000	Vail Resorts, Inc., 6.25%, due 5/15/2025	1,319,937	(l)
		28,242,596
Restaurants 0.5%
	1011778 BC ULC/New Red Finance, Inc.
1,480,000	4.25%, due 5/15/2024	1,509,600	(l)
1,175,000	5.75%, due 4/15/2025	1,257,121	(l)
3,780,000	5.00%, due 10/15/2025	3,880,586	(l)
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
1,900,000	5.00%, due 6/1/2024	1,946,170	(l)
2,435,000	5.25%, due 6/1/2026	2,556,019	(l)
1,770,000	Yum! Brands, Inc., 7.75%, due 4/1/2025	1,986,825	(l)
		13,136,321
Semiconductors 0.4%
10,435,000	Broadcom, Inc., 4.15%, due 11/15/2030	11,718,721	(l)(n)

Software 0.6%
600,000	CDK Global, Inc., 5.88%, due 6/15/2026	641,196
	Oracle Corp.
3,535,000	4.00%, due 7/15/2046	4,409,914
4,315,000	3.60%, due 4/1/2050	5,140,402
3,975,000	3.85%, due 4/1/2060	4,963,438
		15,154,950
Software - Services 0.7%
852,000	BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, due 1/31/2026	883,141	(l)
630,000	CDK Global, Inc., 4.88%, due 6/1/2027	673,306
2,915,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 7/15/2025	3,038,887	(l)
630,000	Match Group Holdings II LLC, 4.63%, due 6/1/2028	665,255	(l)
1,200,000	Open Text Corp., 5.88%, due 6/1/2026	1,274,640	(l)
	Presidio Holdings, Inc.
1,485,000	4.88%, due 2/1/2027	1,514,700	(l)
1,865,000	8.25%, due 2/1/2028	1,939,600	(l)
3,780,000	Rackspace Hosting, Inc., 8.63%, due 11/15/2024	3,948,021	(l)(q)
2,455,000	Solera LLC/Solera Finance, Inc., 10.50%, due 3/1/2024	2,597,390	(l)
2,875,000	SS&C Technologies, Inc., 5.50%, due 9/30/2027	3,090,625	(l)
		19,625,565
Specialty Retail 0.3%
	Asbury Automotive Group, Inc.
772,000	4.50%, due 3/1/2028	791,586	(l)
304,000	4.75%, due 3/1/2030	311,600	(l)
2,105,000	Hanesbrands, Inc., 5.38%, due 5/15/2025	2,262,875	(l)
	Penske Automotive Group, Inc.
880,000	3.75%, due 8/15/2020	880,000
300,000	5.75%, due 10/1/2022	303,573
2,065,000	5.50%, due 5/15/2026	2,157,925
2,355,000	William Carter Co., 5.63%, due 3/15/2027	2,508,075	(l)
		9,215,634

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
Steel Producers - Products 0.1%
$1,950,000	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/2025	$1,968,291	(l)
635,000	Carpenter Technology Corp., 6.38%, due 7/15/2028	666,946
595,000	Joseph T Ryerson & Son, Inc., 8.50%, due 8/1/2028	636,650	(l)
		3,271,887
Support - Services 2.4%
1,702,000	ADT Corp., 4.88%, due 7/15/2032	1,704,025	(l)
	APX Group, Inc.
1,360,000	7.63%, due 9/1/2023	1,302,200	(q)
490,000	6.75%, due 2/15/2027	488,530	(l)
	Aramark Services, Inc.
1,880,000	6.38%, due 5/1/2025	1,985,900	(l)(q)
5,825,000	5.00%, due 2/1/2028	5,861,406	(l)(q)
3,540,000	ASGN, Inc., 4.63%, due 5/15/2028	3,619,650	(l)
625,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, due 3/15/2025	587,500	(l)
1,030,000	frontdoor, Inc., 6.75%, due 8/15/2026	1,111,113	(l)
1,725,000	Garda World Security Corp., 8.75%, due 5/15/2025	1,776,750	(l)
106,000	GW B-CR Security Corp., 9.50%, due 11/1/2027	115,540	(l)
3,035,000	IAA Spinco, Inc., 5.50%, due 6/15/2027	3,236,069	(l)
	Iron Mountain, Inc.
1,660,000	4.88%, due 9/15/2027	1,724,325	(l)
5,045,000	5.25%, due 3/15/2028	5,297,250	(l)
415,000	5.00%, due 7/15/2028	429,525	(l)
1,715,000	4.88%, due 9/15/2029	1,786,601	(l)
805,000	5.25%, due 7/15/2030	844,244	(l)
5,965,000	5.63%, due 7/15/2032	6,404,919	(l)
4,500,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	4,522,500	(l)
2,930,000	Korn/Ferry Int'l, 4.63%, due 12/15/2027	3,006,180	(l)
	Prime Security Services Borrower LLC/Prime Finance, Inc.
7,205,000	5.75%, due 4/15/2026	7,997,550	(l)(n)
1,950,000	6.25%, due 1/15/2028	2,032,875	(l)
1,220,000	Ritchie Bros Auctioneers, Inc., 5.38%, due 1/15/2025	1,262,444	(l)
1,250,000	ServiceMaster Co. LLC, 5.13%, due 11/15/2024	1,287,500	(l)
3,255,000	Staples, Inc., 7.50%, due 4/15/2026	2,855,611	(l)
1,187,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, due 6/1/2025	1,225,578	(d)(l)
915,000	United Rentals N.A., Inc., 5.50%, due 5/15/2027	983,625
1,980,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	2,093,850	(l)
		65,543,260
Technology Hardware & Equipment 0.6%
1,230,000	CDW LLC/CDW Finance Corp., 5.00%, due 9/1/2025	1,273,050
	CommScope Finance LLC
4,275,000	6.00%, due 3/1/2026	4,560,869	(l)
1,595,000	8.25%, due 3/1/2027	1,720,048	(l)
2,193,000	CommScope Technologies LLC, 6.00%, due 6/15/2025	2,240,588	(l)
1,405,000	CommScope, Inc., 7.13%, due 7/1/2028	1,487,403	(l)
	Dell Int'l LLC/EMC Corp.
765,000	6.10%, due 7/15/2027	904,304	(l)
2,035,000	6.20%, due 7/15/2030	2,478,248	(l)
1,620,000	Western Digital Corp., 4.75%, due 2/15/2026	1,761,750
		16,426,260
Telecom - Satellite 0.1%
2,495,000	Intelsat Jackson Holdings SA, 8.00%, due 2/15/2024	2,548,019	(h)(l)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
Telecom - Wireless 0.3%
	Sprint Capital Corp.
$1,245,000	6.88%, due 11/15/2028	$1,614,392
2,315,000	8.75%, due 3/15/2032	3,570,887
	Sprint Corp.
775,000	7.88%, due 9/15/2023	899,000
1,880,000	7.13%, due 6/15/2024	2,193,114
990,000	7.63%, due 3/1/2026	1,237,480
		9,514,873
Telecom - Wireline Integrated & Services 0.7%
2,470,000	Altice Financing SA, 5.00%, due 1/15/2028	2,535,579	(l)
3,920,000	Altice France Holding SA, 6.00%, due 2/15/2028	3,915,257	(l)
	Altice France SA
1,240,000	8.13%, due 2/1/2027	1,385,960	(l)
1,140,000	5.50%, due 1/15/2028	1,202,700	(l)
3,665,000	Frontier Communications Corp., 8.00%, due 4/1/2027	3,793,275	(l)
3,242,000	Numericable-SFR SA, 7.38%, due 5/1/2026	3,458,079	(l)
2,630,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	2,768,075	(l)
1,205,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.00%, due 4/15/2023	1,205,000	(l)
		20,263,925
Telecommunications 2.7%
	AT&T, Inc.
13,295,000	(3M USD LIBOR + 0.75%), 1.10%, due 6/1/2021	13,351,540	(b)
1,300,000	(3M USD LIBOR + 0.95%), 1.23%, due 7/15/2021	1,310,576	(b)
2,929,000	4.35%, due 6/15/2045	3,466,425
11,385,000	5.45%, due 3/1/2047	15,474,680	(n)
9,490,000	4.50%, due 3/9/2048	11,596,916	(n)
9,855,000	3.65%, due 6/1/2051	10,749,997	(n)
200,000	Comunicaciones Celulares SA via Comcel Trust, 6.88%, due 2/6/2024	205,000	(r)
	T-Mobile USA, Inc.
3,525,000	4.38%, due 4/15/2040	4,315,446	(l)
9,010,000	4.50%, due 4/15/2050	11,303,676	(l)(n)
239,000	VEON Holdings BV, 4.00%, due 4/9/2025	249,317	(l)
1,300,000	Verizon Communications, Inc., (3M USD LIBOR + 1.00%), 1.32%, due 3/16/2022	1,318,914	(b)
		73,342,487
Theaters & Entertainment 0.4%
	Cinemark USA, Inc.
445,000	5.13%, due 12/15/2022	387,150
450,000	4.88%, due 6/1/2023	382,500
	Live Nation Entertainment, Inc.
1,990,000	4.88%, due 11/1/2024	1,880,550	(l)
5,550,000	6.50%, due 5/15/2027	5,966,250	(l)
1,705,000	4.75%, due 10/15/2027	1,577,125	(l)
595,000	SeaWorld Parks & Entertainment, Inc., 9.50%, due 8/1/2025	603,181	(l)(u)
		10,796,756
Transportation 0.0%(g)
200,000	Rumo Luxembourg S.a.r.l., 7.38%, due 2/9/2024	210,700	(r)

	Total Corporate Bonds (Cost $1,483,158,622)	1,580,906,146

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
Convertible Bonds 0.1%
Media 0.1%
$3,050,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $2,780,635)	$2,807,921
Municipal Notes 3.3%
California 0.5%
1,370,000	Bay Area Toll Au. Toll Bridge Rev. (Build America Bonds), Ser. 2010-S-1, 7.04%, due 4/1/2050	2,554,858
1,370,000	California St. G.O. (Build America Bonds), Ser. 2010, 7.63%, due 3/1/2040	2,466,151
2,055,000	California St. Univ. Ref. Rev., Ser. 2020-B, 2.98%, due 11/1/2051	2,280,064
2,120,000	Foothill-Eastern Trans. Corridor Agcy. Toll Road Rev. Ref., (AGM Insured), Ser. 2019-A, 3.92%, due 1/15/2053	2,279,785
1,105,000	Los Angeles Comm. College Dist. G.O. (Build America Bonds), Ser. 2010-E, 6.75%, due 8/1/2049	2,009,630
710,000	Sacramento Co. Arpt. Sys. Rev. Ref., Ser. 2018-C, 5.00%, due 7/1/2033	874,819
1,710,000	Univ. of California Regents Med. Ctr. Pooled Rev., Ser. 2020-N, 3.01%, due 5/15/2050	1,825,579
		14,290,886
Colorado 0.0%(g)
705,000	Colorado St. Hlth. Facs. Au. Hosp. Rev. Ref. (CommonSpirit Hlth.), Ser. 2019-A-2, 4.00%, due 8/1/2049	782,987
Delaware 0.0%(g)
720,000	Delaware St. Hlth. Fac. Au. Rev. (Beebe Med. Ctr. Inc.), Ser. 2018, 5.00%, due 6/1/2048	839,880
District of Columbia 0.1%
2,760,000	Dist. of Columbia Income Tax Secured Rev., Ser. 2020-A, 5.00%, due 3/1/2033	3,772,478
Illinois 0.1%
675,000	Chicago O'Hare Int'l Arpt. Spec. Fac. Rev. (Trips Obligated Group), Ser. 2018, 5.00%, due 7/1/2048	771,478
880,000	Illinois Fin. Au. Rev. (Local Gov't Prog.-East Prairie Sch. Dist. # 73 Proj.), (BAM Insured), Ser. 2018, 4.00%, due 12/1/2042	994,347
		1,765,825
Maryland 0.2%
3,425,000	Maryland St. G.O., Ser. 2020-A, 5.00%, due 3/15/2030	4,809,351
Massachusetts 0.1%
1,055,000	Massachusetts St. Dev. Fin. Agcy. Rev. (CareGroup Obligated Group), Ser. 2018-J-2, 5.00%, due 7/1/2053	1,251,357
1,060,000	Massachusetts St. Ed. Fin. Au. Rev. Ref., Ser. 2018-A, 4.08%, due 7/1/2027	1,110,657
		2,362,014
Michigan 0.2%
720,000	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured), 5.00%, due 7/1/2048	808,430
1,770,000	Michigan Fin. Au. Hosp. Rev. Ref. (Trinity Hlth. Credit Group), Ser. 2019-T, 3.38%, due 12/1/2040	2,009,676
910,000	Michigan St. Strategic Fund Ltd. Oblig. Rev. (I-75 Improvement Proj.), Ser. 2018, 5.00%, due 6/30/2048	1,015,023
		3,833,129
Nevada 0.1%
2,055,000	Clark Co. Nevada G.O. (Las Vegas Convention and Visitors Au.), Ser. 2019-D, 3.23%, due 7/1/2044	2,117,205

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
New Jersey 0.2%
$695,000	Atlantic City G.O. Ref., Ser. 2018, 4.29%, due 9/1/2026	$781,458
1,095,000	New Jersey Econ. Dev. Au. Spec. Fac. Rev. Ref. (Port Newark Container Term. LLC Proj.), Ser. 2017, 5.00%, due 10/1/2047	1,188,053
700,000	New Jersey Higher Ed. Assist. Au. Rev. Ref. (Std. Loan Rev.), Ser. 2018-B, 5.00%, due 12/1/2026	830,361
660,000	New Jersey St. Hsg. & Mtge. Fin. Agcy. Rev. Ref. (Single Family Hsg.), Ser. 2018-B, 3.80%, due 10/1/2032	740,025
880,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref., Ser. 2018-A, 5.00%, due 12/15/2036	1,029,494
695,000	South Jersey Port Corp. Rev. (Sub-Marine Term), Ser. 2017-B, 5.00%, due 1/1/2048	752,991
		5,322,382
New York 0.4%
2,055,000	New York City Ref. G.O., Ser. 2020-C-3, 2.41%, due 8/1/2032	2,129,288
2,055,000	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Subser. 2019-C-3, 3.50%, due 11/1/2032	2,318,533
2,740,000	New York St. Dorm. Au. Rev. Non St. Supported Debt Ref. (New York Univ.), Ser. 2020-B, 2.69%, due 7/1/2040	2,766,414
1,775,000	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev. Ref., Ser. 2020-D, 4.00%, due 2/15/2047	2,077,602
1,520,000	New York St. Urban Dev. Corp. Sales Tax Rev. Ref., Ser. 2019-A, 4.00%, due 3/15/2043	1,780,893
		11,072,730
Ohio 0.6%
4,960,000	Hamilton Co. Swr. Sys. Rev. Ref., Ser. 2019-A, 5.00%, due 12/1/2030	6,829,077
2,055,000	Highland Local Sch. Dist. G.O. Ref., Ser. 2020, 3.19%, due 12/1/2049	2,168,683
2,055,000	JobsOhio Beverage Sys. Statewide Liquor Profits Rev. Ref., Ser. 2020-A, 2.83%, due 1/1/2038	2,237,032
2,230,000	Ohio St. Turnpike Commission Junior Lien Rev. Ref. (Infrastructure Proj.), Ser. 2020-A, 3.22%, due 2/15/2048	2,349,104
2,055,000	Ohio Univ. Gen. Receipt Athens Ref. Rev., Ser. 2020, 2.91%, due 12/1/2043	1,993,740
		15,577,636
Oklahoma 0.0%(g)
715,000	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.50%, due 8/15/2057	848,312
Pennsylvania 0.2%
2,055,000	Commonwealth Fin. Au. Rev. Ref., Ser. 2020-C, 3.53%, due 6/1/2042	2,147,064
355,000	Commonwealth of Pennsylvania Cert. of Participation Ref., Ser. 2018, 5.00%, due 7/1/2043	433,568
1,060,000	Pennsylvania St. Turnpike Commission Oil Franchise Tax Rev., Subser. 2018-B, 5.00%, due 12/1/2048	1,264,400
		3,845,032
Rhode Island 0.0%(g)
770,000	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2018, 5.00%, due 12/1/2025	889,843
Tennessee 0.0%(g)
530,000	Greeneville Hlth. & Ed. Facs. Board Hosp. Rev. Ref. (Ballad Hlth. Obligated Group), Ser. 2018-A, 5.00%, due 7/1/2029	649,075

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
Texas 0.5%
$1,070,000	Austin Comm. College Dist. Pub. Fac. Corp. Lease Rev., Ser. 2018-C, 4.00%, due 8/1/2042	$1,219,575
1,710,000	Dallas Area Rapid Transit Sales Tax Rev. Ref., Ser. 2020-C, 2.82%, due 12/1/2042	1,833,394
2,055,000	Grand Parkway Trans. Corp. Sys. Sub. Tier Toll Rev. Ref., Ser. 2020-B, 3.24%, due 10/1/2052	2,183,725
705,000	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Segment 3C Proj.), Ser. 2019, 5.00%, due 6/30/2058	822,855
1,410,000	Texas St. Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (North Tarrant Express Managed Lanes Proj.), Ser. 2019-B, 3.92%, due 12/31/2049	1,558,642
2,125,000	Texas St. Trans. Commission Central Texas Turnpike Sys. First Tier Rev. Ref., Ser. 2020-C, 3.03%, due 8/15/2041	2,096,270
1,105,000	Texas Wtr. Dev. Board Rev. (St. Wtr. Implementation Fund), Ser. 2019-A, 4.00%, due 10/15/2054	1,324,210
1,520,000	Waller Independent Sch. Dist. G.O. (Sch. Bldg.), (PSF-GTD Insured), Ser. 2020, 4.00%, due 2/15/2050	1,835,674
1,020,000	Ysleta Independent Sch. Dist. G.O. (Sch. Bldg.), (PSF-GTD Insured), Ser. 2020, 4.00%, due 8/15/2052	1,226,703
		14,101,048
Utah 0.1%
1,060,000	Salt Lake City Corp. Arpt. Rev., Ser. 2018-A, 5.00%, due 7/1/2043	1,278,212
2,055,000	Utah St. Transit Au. Sales Tax Rev. Ref., Ser. 2020, 2.77%, due 12/15/2038	2,139,090
		3,417,302
West Virginia 0.0%(g)
705,000	West Virginia Hosp. Fin. Au. Rev. (Imp. West Virginia Univ. Hlth. Sys. Obligated Group), Ser. 2018-A, 5.00%, due 6/1/2052	825,125

	Total Municipal Notes (Cost $87,666,436)	91,122,240

Asset-Backed Securities 6.6%
1,100,000	AIMCO CLO, Ser. 2018-AA, Class E, (3M USD LIBOR + 5.15%), 5.42%, due 4/17/2031	840,537	(b)(l)
	AIMCO CLO 10 Ltd.
1,050,000	Ser. 2019-10A, Class D, (3M USD LIBOR + 3.55%), 3.81%, due 7/22/2032	991,707	(b)(l)
2,000,000	Ser. 2019-10A, Class E, (3M USD LIBOR + 6.55%), 6.81%, due 7/22/2032	1,618,637	(b)(l)
550,000	Alinea CLO Ltd., Ser. 2018-1A, Class E, (3M USD LIBOR + 6.00%), 6.27%, due 7/20/2031	440,245	(b)(l)
7,960,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	8,364,437	(l)
1,000,000	American Express Credit Account Master Trust, Ser. 2017-2, Class A, (1M USD LIBOR + 0.45%), 0.62%, due 9/16/2024	1,004,983	(b)
	Apidos CLO XXVIII
500,000	Ser. 2017-28A, Class C, (3M USD LIBOR + 2.50%), 2.77%, due 1/20/2031	434,309	(b)(l)
500,000	Ser. 2017-28A, Class D, (3M USD LIBOR + 5.50%), 5.77%, due 1/20/2031	396,246	(b)(l)
5,000,000	Apidos CLO XXXI, Ser. 2019-31A, Class D, (3M USD LIBOR + 3.65%), 3.93%, due 4/15/2031	4,726,182	(b)(l)
1,456,052	Apollo Aviation Securitization Asset 2020-1 Trust, Ser. 2020-1A, Class A, 3.35%, due 1/16/2040	1,299,199	(l)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	Ares LIII CLO Ltd.
$4,750,000	Ser. 2019-53A, Class D, (3M USD LIBOR + 3.75%), 4.01%, due 4/24/2031	$4,586,214	(b)(l)
1,700,000	Ser. 2019-53A, Class E, (3M USD LIBOR + 6.85%), 7.11%, due 4/24/2031	1,583,885	(b)(l)
2,000,000	Ares XLV CLO Ltd., Ser. 2017-45A, Class E, (3M USD LIBOR + 6.10%), 6.38%, due 10/15/2030	1,750,005	(b)(l)
271,770	Asset Backed Securities Corp. Home Equity, Ser. 2004-HE5, Class M2, (1M USD LIBOR + 1.88%), 2.05%, due 8/25/2034	270,717	(b)
3,300,000	Assurant CLO I Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.46%), 6.73%, due 10/20/2029	2,626,299	(b)(l)
	Assurant CLO II Ltd.
250,000	Ser. 2018-1A, Class D, (3M USD LIBOR + 2.85%), 3.12%, due 4/20/2031	224,433	(b)(l)
1,500,000	Ser. 2018-1A, Class E, (3M USD LIBOR + 5.60%), 5.87%, due 4/20/2031	1,226,560	(b)(l)
2,797,000	Bear Stearns Asset-Backed Securities I Trust, Ser. 2006-HE1, Class 1M3, (1M USD LIBOR + 0.46%), 0.63%, due 12/25/2035	2,740,165	(b)
	Bear Stearns Asset-Backed Securities Trust
1,332,927	Ser. 2004-SD3, Class M2, (1M USD LIBOR + 1.88%), 2.05%, due 9/25/2034	1,287,556	(b)
7,265,000	Ser. 2006-SD2, Class M2, (1M USD LIBOR + 0.80%), 0.97%, due 6/25/2036	6,911,172	(b)
3,000,000	Benefit Street Partners CLO XII Ltd., Ser. 2017-12A, Class D, (3M USD LIBOR + 6.41%), 6.69%, due 10/15/2030	2,479,626	(b)(l)
700,000	BlueMountain CLO XXV Ltd., Ser. 2019-25A, Class D, (3M USD LIBOR + 3.55%), 3.83%, due 7/15/2032	661,711	(b)(l)
500,000	BMW Vehicle Owner Trust, Ser. 2020-A, Class A2, 0.39%, due 2/27/2023	500,135
650,000	Canyon Capital CLO Ltd., Ser. 2014-1A, Class DR, (3M USD LIBOR + 5.50%), 5.77%, due 1/30/2031	484,290	(b)(l)
1,005,000	Capital One Multi-Asset Execution Trust, Ser. 2016-A7, Class A7, (1M USD LIBOR + 0.51%), 0.68%, due 9/16/2024	1,009,404	(b)
	Carbone CLO Ltd.
1,000,000	Ser. 2017-1A, Class C, (3M USD LIBOR + 2.60%), 2.87%, due 1/20/2031	896,905	(b)(l)
1,000,000	Ser. 2017-1A, Class D, (3M USD LIBOR + 5.90%), 6.17%, due 1/20/2031	832,129	(b)(l)
1,120,000	Carlye U.S. CLO Ltd., Ser. 2017-5A, Class D, (3M USD LIBOR + 5.30%), 5.57%, due 1/20/2030	872,852	(b)(l)
7,151,195	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, (1M USD LIBOR + 0.24%), 0.41%, due 3/25/2036	7,074,349	(b)
1,000,000	Chase Issuance Trust, Ser. 2016-A3, Class A3, (1M LIBOR + 0.55%), 0.72%, due 6/15/2023	1,003,196	(b)
2,350,000	CIFC Funding III Ltd., Ser. 2019-3A, Class D, (3M USD LIBOR + 6.80%), 7.07%, due 7/16/2032	2,160,100	(b)(l)
1,500,000	Citibank Credit Card Issuance Trust, Ser. 2017-A7, Class A7, (1M LIBOR + 0.37%), 0.54%, due 8/8/2024	1,503,741	(b)
494,537	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, (1M USD LIBOR + 0.16%), 0.33%, due 9/25/2036	433,285	(b)
74,759	Colony American Finance Ltd., Ser. 2016-1, Class A, 2.54%, due 6/15/2048	74,645	(l)
3,650,000	Dryden 36 Senior Loan Fund, Ser. 2014-36A, Class ER2, (3M USD LIBOR + 6.88%), 7.16%, due 4/15/2029	3,105,433	(b)(l)
250,000	Dryden 45 Senior Loan Fund, Ser. 2016-45A, Class ER, (3M USD LIBOR + 5.85%), 6.13%, due 10/15/2030	211,766	(b)(l)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	Dryden 53 CLO Ltd.
$300,000	Ser. 2017-53A, Class D, (3M USD LIBOR + 2.40%), 2.68%, due 1/15/2031	$263,248	(b)(l)
750,000	Ser. 2017-53A, Class E, (3M USD LIBOR + 5.30%), 5.58%, due 1/15/2031	607,533	(b)(l)
2,350,000	Dryden 54 Senior Loan Fund, Ser. 2017-54A, Class E, (3M USD LIBOR + 6.20%), 6.47%, due 10/19/2029	1,958,642	(b)(l)
	Eaton Vance CLO Ltd.
850,000	Ser. 2015-1A, Class DR, (3M USD LIBOR + 2.50%), 2.77%, due 1/20/2030	757,634	(b)(l)
900,000	Ser. 2015-1A, Class ER, (3M USD LIBOR + 5.60%), 5.87%, due 1/20/2030	741,728	(b)(l)
750,000	Ser. 2018-1A, Class E, (3M USD LIBOR + 6.00%), 6.28%, due 10/15/2030	621,560	(b)(l)
	Elmwood CLO II Ltd.
2,400,000	Ser. 2019-2A, Class D, (3M USD LIBOR + 3.95%), 4.22%, due 4/20/2031	2,368,127	(b)(l)
2,700,000	Ser. 2019-2A, Class E, (3M USD LIBOR + 6.80%), 7.07%, due 4/20/2031	2,544,924	(b)(l)
2,055,115	EquiFirst Mortgage Loan Trust, Ser. 2003-2, Class 1A1, (1M USD LIBOR + 1.13%), 1.30%, due 9/25/2033	2,001,935	(b)
920,000	Evergreen Credit Card Trust, Ser. 2019-1, Class A, (1M USD LIBOR + 0.48%), 0.65%, due 1/15/2023	921,560	(b)(l)
700,000	Flatiron CLO 17 Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.00%), 6.39%, due 5/15/2030	610,992	(b)(l)
2,150,000	Flatiron CLO 18 Ltd., Ser. 2018-1A, Class E, (3M USD LIBOR + 5.15%), 5.42%, due 4/17/2031	1,696,750	(b)(l)
500,000	Ford Credit Auto Owner Trust, Ser. 2020-A, Class A2, 1.03%, due 10/15/2022	502,076
1,205,619	Foundation Finance Trust, Ser. 2019-1A, Class A, 3.86%, due 11/15/2034	1,223,958	(l)
80,488	Freedom Financial Trust, Ser. 2018-1, Class A, 3.61%, due 7/18/2024	80,299	(l)
1,600,000	Galaxy XVIII CLO Ltd., Ser. 2018-28A, Class E, (3M USD LIBOR + 6.00%), 6.28%, due 7/15/2031	1,140,356	(b)(l)
250,000	Galaxy XXVII CLO Ltd., Ser. 2018-27A, Class E, (3M USD LIBOR + 5.78%), 6.17%, due 5/16/2031	189,273	(b)(l)
1,600,000	Gilbert Park CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.40%), 6.68%, due 10/15/2030	1,452,169	(b)(l)
1,661,710	Global SC Finance IV Ltd., Ser. 2018-1A, Class A, 4.29%, due 5/17/2038	1,677,227	(l)
800,000	GM Financial Consumer Automobile Receivables Trust, Ser. 2020-2, Class A2B, (1M USD LIBOR + 1.05%), 1.23%, due 3/16/2023	804,910	(b)
500,000	Golden Credit Card Trust, Ser. 2019-2A, Class A, (1M USD LIBOR + 0.35%), 0.52%, due 10/15/2023	499,054	(b)(l)
93,787	Home Equity Mortgage Trust, Ser. 2004-5, Class M2, (1M USD LIBOR + 1.60%), 1.77%, due 2/25/2035	93,670	(b)
500,000	Hyundai Auto Receivables Trust, Ser. 2020-B, Class A2, 0.38%, due 3/15/2023	500,361
	Invitation Homes Trust
1,362,882	Ser. 2017-SFR2, Class A, (1M USD LIBOR + 0.85%), 1.02%, due 12/17/2036	1,351,082	(b)(l)
1,784,313	Ser. 2018-SFR1, Class A, (1M USD LIBOR + 0.70%), 0.88%, due 3/17/2037	1,753,324	(b)(l)
1,250,000	Jay Park CLO Ltd., Ser. 2019-1A, Class DR, (3M USD LIBOR + 5.20%), 5.47%, due 10/20/2027	1,128,644	(b)(l)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	JP Morgan Mortgage Acquisition Trust
$2,773,069	Ser. 2006-CH1, Class M1, (1M USD LIBOR + 0.22%), 0.39%, due 7/25/2036	$2,759,113	(b)
4,308,035	Ser. 2007-CH1, Class MV2, (1M USD LIBOR + 0.28%), 0.45%, due 11/25/2036	4,299,578	(b)
2,000,000	KKR CLO 16 Ltd., Ser. 2016, Class DR, (3M USD LIBOR + 6.75%), 7.02%, due 1/20/2029	1,620,134	(b)(l)
5,500,000	KKR CLO 25 Ltd., Ser. 2025, Class D, (3M USD LIBOR + 3.85%), 4.13%, due 4/15/2032	5,188,704	(b)(l)
207,222	Lending Point Asset Securitization Trust, Ser. 2020-1, Class A, 2.51%, due 2/10/2026	205,703	(l)
2,750,000	Madison Park Funding XXXIV Ltd., Ser. 2019-34A, Class E, (3M USD LIBOR + 6.75%), 6.99%, due 4/25/2031	2,474,087	(b)(l)
3,000,000	Madison Park Funding XXXV Ltd., Ser. 2019-35A, Class E, (3M USD LIBOR + 6.75%), 7.02%, due 4/20/2031	2,724,185	(b)(l)
	Magnetite CLO Ltd.
3,000,000	Ser. 2019-22A, Class D, (3M USD LIBOR + 3.65%), 3.93%, due 4/15/2031	2,878,708	(b)(l)
250,000	Ser. 2018-20A, Class D, (3M USD LIBOR + 2.50%), 2.77%, due 4/20/2031	222,832	(b)(l)
250,000	Ser. 2018-20A, Class E, (3M USD LIBOR + 5.35%), 5.62%, due 4/20/2031	205,609	(b)(l)
1,000,000	Ser. 2015-12A, Class ER, (3M USD LIBOR + 5.68%), 5.96%, due 10/15/2031	883,513	(b)(l)
500,000	Marble Point CLO XI Ltd., Ser. 2017-2A, Class D, (3M USD LIBOR + 2.80%), 3.07%, due 12/18/2030	413,341	(b)(l)
3,250,000	Mariner CLO LLC, Ser. 2019-1A, Class D, (3M USD LIBOR + 3.85%), 4.12%, due 4/30/2032	3,078,145	(b)(l)
	Marlette Funding Trust
1,420,435	Ser. 2019-4A, Class A, 2.39%, due 12/17/2029	1,429,921	(l)
516,337	Ser. 2020-1A, Class A, 2.24%, due 3/15/2030	519,525	(l)
	Navient Student Loan Trust
118,272	Ser. 2019-1A, Class A1, (1M USD LIBOR + 0.33%), 0.50%, due 12/27/2067	118,284	(b)(l)
7,419,161	Ser. 2019-7A, Class A1, (1M USD LIBOR + 0.50%), 0.67%, due 1/25/2068	7,388,050	(b)(l)
8,140,316	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class M2, (1M USD LIBOR + 0.37%), 0.54%, due 3/25/2036	8,098,208	(b)(n)
750,000	Niagara Park CLO Ltd., Ser. 2019-1A, Class D, (3M USD LIBOR + 3.55%), 3.82%, due 7/17/2032	709,547	(b)(l)
	OCP CLO Ltd.
3,000,000	Ser. 2015-8A, Class CR, (3M USD LIBOR + 2.80%), 3.07%, due 4/17/2027	2,942,109	(b)(l)
2,800,000	Ser. 2015-10A, Class CR, (3M USD LIBOR + 2.60%), 2.84%, due 10/26/2027	2,633,166	(b)(l)
3,800,000	Ser. 2017-14A, Class C, (3M USD LIBOR + 2.60%), 2.98%, due 11/20/2030	3,401,634	(b)(l)
1,800,000	Ser. 2017-14A, Class D, (3M USD LIBOR + 5.80%), 6.18%, due 11/20/2030	1,552,174	(b)(l)
1,000,000	Ser. 2018-15A, Class D, (3M USD LIBOR + 5.85%), 6.12%, due 7/20/2031	830,155	(b)(l)
3,200,000	Octagon Investment Partners 41 Ltd., Ser. 2019-2A, Class E, (3M USD LIBOR + 6.90%), 7.18%, due 4/15/2031	2,882,394	(b)(l)
1,000,000	OHA Credit Funding 3 Ltd., Ser. 2019-3A, Class D, (3M USD LIBOR + 3.55%), 3.82%, due 7/20/2032	943,120	(b)(l)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
$750,000	OHA Credit Partners XV Ltd., Ser. 2017-15A, Class D, (3M USD LIBOR + 2.45%), 2.72%, due 1/20/2030	$661,936	(b)(l)
	Palmer Square CLO Ltd.
2,500,000	Ser. 2015-1A, Class DR2, (3M USD LIBOR + 6.25%), 6.62%, due 5/21/2029	2,094,137	(b)(l)
700,000	Ser. 2014-1A, Class DR2, (3M USD LIBOR + 5.70%), 5.97%, due 1/17/2031	578,620	(b)(l)
1,600,000	Ser. 2018-1A, Class D, (3M USD LIBOR + 5.15%), 5.42%, due 4/18/2031	1,317,798	(b)(l)
300,000	PPM CLO 3 Ltd., Ser. 2019-3A, Class D, (3M USD LIBOR + 3.70%), 3.97%, due 7/17/2030	289,527	(b)(l)
1,000,000	Riserva CLO Ltd., Ser. 2016-3A, Class ER, (3M USD LIBOR + 6.35%), 6.62%, due 10/18/2028	940,400	(b)(l)
1,151,369	Saxon Asset Securities Trust, Ser. 2004-2, Class MV1, (1M USD LIBOR + 0.87%), 1.04%, due 8/25/2035	1,086,221	(b)
266,424	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, (1M USD LIBOR + 0.98%), 1.15%, due 7/25/2034	258,231	(b)
376,184	SoFi Professional Loan Program LLC, Ser. 2017-E, Class A1, (1M USD LIBOR + 0.50%), 0.67%, due 11/26/2040	375,458	(b)(l)
33,375	Structured Asset Securities Corp., Ser. 2006-NC1, Class A4, (1M USD LIBOR + 0.15%), 0.32%, due 5/25/2036	33,339	(b)
1,000,000	Symphony CLO XXI Ltd., Ser. 2019-21A, Class D, (3M USD LIBOR + 3.65%), 3.93%, due 7/15/2032	950,078	(b)(l)
1,150,000	TICP CLO V Ltd., Ser. 2016-5A, Class ER, (3M USD LIBOR + 5.75%), 6.02%, due 7/17/2031	880,525	(b)(l)
3,500,000	TICP CLO VIII Ltd., Ser. 2017-8A, Class D, (3M USD LIBOR + 6.55%), 6.82%, due 10/20/2030	3,063,616	(b)(l)
1,000,000	TICP CLO X Ltd., Ser. 2018-10A, Class E, (3M USD LIBOR + 5.50%), 5.77%, due 4/20/2031	814,153	(b)(l)
1,150,000	TICP CLO XIII Ltd., Ser. 2019-13E, Class E, (3M USD LIBOR + 6.75%), 7.03%, due 7/15/2032	1,033,872	(b)(l)
1,300,000	TRESTLES CLO II Ltd., Ser. 2018-2A, Class D, (3M USD LIBOR + 5.75%), 5.99%, due 7/25/2031	1,028,182	(b)(l)
1,200,000	TRESTLES CLO Ltd., Ser. 2017-1A, Class D, (3M USD LIBOR + 6.68%), 6.92%, due 7/25/2029	1,069,914	(b)(l)
4,000,000	VERDE CLO, Ser. 2019-1A, Class D, (3M USD LIBOR + 3.80%), 4.08%, due 4/15/2032	3,856,291	(b)(l)
	Verizon Owner Trust
590,000	Ser. 2019-A, Class A1B, (1M USD LIBOR + 0.33%), 0.52%, due 9/20/2023	590,463	(b)
1,000,000	Ser. 2019-B, Class A1B, (1M USD LIBOR + 0.45%), 0.64%, due 12/20/2023	1,000,402	(b)
500,000	Volkswagen Auto Loan Enhanced Trust, Ser. 2020-1, Class A2A, 0.93%, due 12/20/2022	501,898
	Voya CLO Ltd.
250,000	Ser. 2018-3A, Class E, (3M USD LIBOR + 5.75%), 6.03%, due 10/15/2031	196,186	(b)(l)
350,000	Ser. 2016-3A, Class DR, (3M USD LIBOR + 6.08%), 6.35%, due 10/18/2031	266,798	(b)(l)
3,325,000	Westcott Park CLO Ltd., Ser. 2016-1A, Class ER, (3M USD LIBOR + 6.40%), 6.67%, due 7/20/2028	2,926,143	(b)(l)
1,550,000	York CLO-2 Ltd., Ser. 2015-1A, Class DR, (3M USD LIBOR + 2.60%), 2.86%, due 1/22/2031	1,366,318	(b)(l)

	Total Asset-Backed Securities (Cost $189,061,316)	181,700,536

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
Foreign Government Securities 2.1%
	$200,000	Angolan Government International Bond, 9.50%, due 11/12/2025	$182,995	(r)
	202,000	Argentine Republic Government International Bond, 4.63%, due 1/11/2023	89,185	(h)
	1,262,043	Brazil Loan Trust 1, 5.48%, due 7/24/2023	1,268,353	(r)
		Brazil Notas do Tesouro Nacional
BRL	4,042,000	Ser. F, 10.00%, due 1/1/2023	883,636
BRL	4,000,000	Ser. F, 10.00%, due 1/1/2025	910,220
BRL	16,170,000	Ser. F, 10.00%, due 1/1/2029	3,777,765
		Colombian TES
COP	1,235,700,000	Ser. B, 5.75%, due 11/3/2027	343,714
COP	11,863,000,000	Ser. B, 6.00%, due 4/28/2028	3,326,931
COP	7,220,600,000	Ser. B, 7.25%, due 10/18/2034	2,046,035
	$200,000	Development Bank of Mongolia LLC, 7.25%, due 10/23/2023	202,007	(r)
	200,000	Dominican Republic International Bond, 5.88%, due 4/18/2024	209,800	(r)
		Egypt Government International Bond
	200,000	5.58%, due 2/21/2023	205,578	(r)
	200,000	5.75%, due 5/29/2024	201,564	(r)
	200,000	Ghana Government International Bond, 6.38%, due 2/11/2027	184,563	(r)
EUR	103,000	Hungarian Development Bank, 1.38%, due 6/24/2025	123,253	(r)
		Indonesia Treasury Bond
IDR	85,253,000,000	6.13%, due 5/15/2028	5,606,813
IDR	55,908,000,000	8.25%, due 5/15/2029	4,171,656
IDR	26,460,000,000	7.00%, due 9/15/2030	1,835,889
	$249,000	Ivory Coast Government International Bond, 5.75%, due 12/31/2032	240,609	(r)(x)
	291,000	Korea Development Bank, (3M USD LIBOR + 0.48%), 0.77%, due 10/1/2022	290,881	(b)
		Mexican Bonos
MXN	90,126,700	Ser. M20, 7.50%, due 6/3/2027	4,531,200
MXN	75,340,000	Ser. M20, 8.50%, due 5/31/2029	4,040,465
MXN	25,070,000	Ser. M, 7.75%, due 11/13/2042	1,255,359
	$206,000	Oman Government International Bond, 4.13%, due 1/17/2023	202,328	(r)
	200,000	Provincia de Cordoba, 7.13%, due 6/10/2021	135,040	(r)
	370,000	Qatar Government International Bond, 3.88%, due 4/23/2023	399,388	(r)
		Republic of South Africa Government Bond
ZAR	14,264,866	Ser. R186, 10.50%, due 12/21/2026	954,493
ZAR	52,039,335	8.25%, due 3/31/2032	2,644,901
ZAR	20,621,129	9.00%, due 1/31/2040	981,989
EUR	53,000	Romanian Government International Bond, 2.75%, due 2/26/2026	66,160	(r)
		Russian Federal Bond - OFZ
RUB	88,362,000	7.10%, due 10/16/2024	1,289,430
RUB	120,000,000	7.95%, due 10/7/2026	1,886,072
RUB	304,181,000	7.05%, due 1/19/2028	4,461,977
RUB	44,181,000	7.70%, due 3/23/2033	681,045
		Sri Lanka Government International Bond
	$302,000	6.85%, due 3/14/2024	238,561	(r)
	200,000	6.35%, due 6/28/2024	158,004	(r)
		Turkey Government Bond
TRY	14,345,803	10.70%, due 8/17/2022	2,013,953
TRY	20,173,297	12.40%, due 3/8/2028	2,834,728
	$400,000	Turkey Government International Bond, 5.75%, due 3/22/2024	382,864
		Turkiye Ihracat Kredi Bankasi AS
	360,000	5.38%, due 10/24/2023	340,164	(r)
	200,000	8.25%, due 1/24/2024	203,600	(l)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	Ukraine Government International Bond
$220,000	7.75%, due 9/1/2020	$219,709	(r)
200,000	8.99%, due 2/1/2024	215,180	(r)
133,333	Ukreximbank Via Biz Finance PLC, 9.63%, due 4/27/2022	136,800	(r)
1,295,300	Venezuela Government International Bond, 8.25%, due 10/13/2024	88,728	(h)(r)

	Total Foreign Government Securities (Cost $63,043,187)	56,463,585

NUMBER OF SHARES
	Total Options Purchased(y) 0.00%(g) (Cost $6,715)	6,250	(n)

Short-Term Investments 9.8%
Investment Companies 9.8%
247,448,702	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.09%(z)	247,448,702	(n)
23,911,283	State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(z)	23,911,283	(aa)

	Total Short-Term Investments (Cost $271,359,985)	271,359,985

	Total Investments 126.9% (Cost $3,417,299,611)	3,497,409,994
	Liabilities Less Other Assets (26.9)%	(741,491,201	)(ab)(ac)
	Net Assets 100.0%	$2,755,918,793

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2020 and changes periodically.
(c)	Value determined using significant unobservable inputs.
(d)	All or a portion of this security was purchased on a delayed delivery basis.
(e)	All or a portion of this security had not settled as of July 31, 2020 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(f)	The stated interest rates represent the range of rates at July 31, 2020 of the underlying contracts within the Loan Assignment.
(g)	Represents less than 0.05% of net assets of the Fund.
(h)	Defaulted security.
(i)	Rate shown was the discount rate at the date of purchase.
(j)	All or a portion of the security is pledged as collateral for futures.
(k)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(l)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2020, these securities amounted to $764,289,216, which represents 27.7% of net assets of the Fund.
(m)	Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2020.
(n)	All or a portion of this security is segregated in connection with obligations for to be announced securities, when-issued securities, swaps, futures, forward foreign currency contracts, bond forwards and/or delayed delivery securities with a total value of $944,450,658.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

(o)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(p)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2020, amounted to $714,207,378, which represents 25.9% of net assets of the Fund.
(q)	The security or a portion of this security is on loan at July 31, 2020. Total value of all such securities at July 31, 2020 amounted to $23,437,959 for the Fund.
(r)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2020 amounted to $22,736,568, which represents 0.8% of net assets of the Fund.
(s)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(t)	Perpetual Bond Security. The rate reflected was the rate in effect on July 31, 2020. The maturity date reflects the next call date.
(u)	When-issued security. Total value of all such securities at July 31, 2020 amounted to $7,465,289, which represents 0.3% of net assets of the Fund.
(v)	Security fair valued as of July 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2020, amounted to $1,210,000, which represents 0.0% of net assets of the Fund.
(w)	Payment-in-kind (PIK) security.
(x)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2020.
(y)	See “Purchased option contracts” under Derivative Instruments.
(z)	Represents 7-day effective yield as of July 31, 2020.
(aa)	Represents investment of cash collateral received from securities lending.
(ab)	Includes the impact of the Fund's open positions in derivatives at July 31, 2020.
(ac)	As of July 31, 2020, the value of unfunded loan commitments was $841,898 for the Fund (see Notes to Schedule of Investments).

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$2,838,255,048	103.0%
Cayman Islands	113,715,030	4.2%
United Kingdom	47,132,093	1.7%
Belgium	27,432,669	1.0%
Canada	23,588,045	0.9%
Mexico	23,160,503	0.9%
France	22,842,023	0.9%
Luxembourg	17,105,862	0.6%
Ireland	13,686,868	0.5%
Switzerland	11,993,334	0.5%
Indonesia	11,614,358	0.4%
Spain	9,670,330	0.4%
Russia	9,153,092	0.3%
Brazil	8,838,070	0.3%
Colombia	6,427,191	0.2%
Turkey	5,973,855	0.2%
South Africa	4,964,807	0.2%
Netherlands	4,871,603	0.2%
China	3,776,814	0.1%
Germany	3,134,105	0.1%
Peru	2,124,148	0.1%
Bermuda	1,677,227	0.1%
Malaysia	1,575,083	0.1%
United Arab Emirates	1,486,902	0.1%
India	1,104,622	0.1%
Australia	1,041,494	0.0%
Argentina	1,022,975	0.0%
Qatar	804,655	0.0%
Sweden	779,750	0.0%
Zambia	676,688	0.0%
Italy	612,560	0.0%
Ukraine	571,689	0.0%
Korea	496,321	0.0%
Azerbaijan	470,600	0.0%
Egypt	407,142	0.0%
Sri Lanka	396,565	0.0%
Bahrain	295,900	0.0%
Cote D'Ivoire	240,609	0.0%
Kuwait	218,519	0.0%
Kazakhstan	215,691	0.0%
Macau	211,164	0.0%
Dominican Republic	209,800	0.0%
Hong Kong	208,154	0.0%
Philippines	206,028	0.0%
Guatemala	205,000	0.0%
Oman	202,328	0.0%
Mongolia	202,007	0.0%
Chile	200,738	0.0%
Nigeria	198,001	0.0%
Ghana	184,563	0.0%
Angola	182,995	0.0%
Hungary	123,253	0.0%
Venezuela	88,728	0.0%
Romania	66,160	0.0%
Options Purchased	6,250	0.0%
Short-Term Investments and Other Liabilities-Net	(470,131,216)	(17.1)%
	$2,755,918,793	100.0%

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2020, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2020	483	Euro-Bobl	$76,944,820	$490,386
9/2020	4	Euro-Buxl Bond, 30 Year	1,059,402	44,479
9/2020	133	United Kingdom Long Gilt Bond	24,121,137	183,134
9/2020	31	U.S. Treasury Note, 2 Year	6,850,516	5,812
9/2020	24	U.S. Treasury Note, 5 Year	3,027,000	11,063
Total Long Positions			$112,002,875	$734,874

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2020	482	Euro-Bobl	$(76,785,514)	$(483,821)
9/2020	174	Euro-Bund	(36,385,105)	(553,083)
9/2020	133	United Kingdom Long Gilt Bond	(24,121,137)	(183,188)
9/2020	1,265	U.S. Treasury Note, 10 Year	(177,198,828)	(1,528,511)
9/2020	1,016	U.S. Treasury Note, Ultra 10 Year	(161,798,000)	(2,373,797)
9/2020	817	U.S. Treasury Ultra Long Bond	(186,020,688)	(8,665,205)
Total Short Positions			$(662,309,272)	$(13,787,605)
Total Futures				$(13,052,731)

At July 31, 2020, the Fund had $14,362,407 deposited in a segregated account to cover margin requirements on open futures and had securities pledged in the amount of $13,522,220 to cover collateral requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

Forward foreign currency contracts ("forward FX contracts")

At July 31, 2020, open forward FX contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
3,552,005	BRL	614,927	USD	CITI	8/4/2020	$65,983
4,350,519	BRL	822,653	USD	CITI	8/4/2020	11,331
935,526	BRL	173,686	USD	HSBC	8/4/2020	5,652
915,793	BRL	163,593	USD	SCB	8/4/2020	11,962
3,488,227	BRL	652,835	USD	GSI	9/2/2020	14,994
5,369,036	BRL	1,015,478	USD	CITI	10/2/2020	11,554
836,108	USD	4,350,519	BRL	CITI	8/4/2020	2,124
682,645	USD	3,552,005	BRL	CITI	8/4/2020	1,734
676,441	USD	3,519,726	BRL	CITI	8/4/2020	1,718
179,795	USD	935,526	BRL	HSBC	8/4/2020	457
2,180,732	USD	11,371,100	BRL	SCB	8/4/2020	920
176,002	USD	915,793	BRL	SCB	8/4/2020	447
661,236,964	CLP	823,766	USD	CITI	9/16/2020	50,030
399,144,248	CLP	507,333	USD	CITI	9/16/2020	20,119
423,921,931	CLP	545,764	USD	CITI	9/16/2020	14,431
1,669,607,171	COP	443,985	USD	GSI	9/16/2020	1,816
168,731	USD	631,633,537	COP	CITI	9/16/2020	79
13,847,652	CZK	525,199	EUR	CITI	8/10/2020	2,791
18,633,365	CZK	790,263	USD	GSI	8/10/2020	46,059
31,480,837	CZK	1,190,607	EUR	GSI	8/10/2020	10,306
6,278,370	DKK	960,061	USD	CITI	10/22/2020	34,719
617,044	EUR	707,067	USD	CITI	8/5/2020	19,795
527,058	EUR	601,543	USD	CITI	8/5/2020	19,319
237,818	EUR	271,868	USD	GSI	8/5/2020	8,276
1,486,297	EUR	1,743,418	USD	GSI	8/5/2020	7,402
670,528	EUR	757,092	USD	JPM	8/5/2020	32,772
482,362	EUR	541,071	USD	JPM	8/5/2020	27,139
289,692	EUR	325,428	USD	JPM	8/5/2020	15,822
193,613	EUR	218,221	USD	JPM	8/5/2020	9,850
120,740	EUR	136,275	USD	JPM	8/5/2020	5,954
3,413,000	EUR	3,863,060	USD	SCB	8/5/2020	157,368
144,574	EUR	162,182	USD	SCB	8/5/2020	8,122
900,000	EUR	1,020,722	USD	GSI	8/13/2020	39,631
376,354	EUR	441,857	USD	GSI	9/3/2020	1,749
3,913,808	EUR	4,454,227	USD	CITI	10/22/2020	163,726
3,489,629	EUR	3,976,132	USD	CITI	10/22/2020	141,326
2,197,390	EUR	2,494,488	USD	CITI	10/22/2020	98,241
1,106,046	EUR	1,258,769	USD	CITI	10/22/2020	46,269
427,531	EUR	485,350	USD	CITI	10/22/2020	19,100
106,489	EUR	121,331	USD	CITI	10/22/2020	4,317
190,145	EUR	224,312	USD	CITI	10/22/2020	43
1,465,893	GBP	1,849,743	USD	CITI	10/22/2020	69,897
593,884	GBP	750,191	USD	CITI	10/22/2020	27,521
559,698	GBP	705,576	USD	CITI	10/22/2020	27,368
160,547	GBP	202,389	USD	GSI	10/22/2020	7,853
272,066,460	HUF	770,223	EUR	JPM	9/11/2020	22,280
414,830,710	HUF	1,172,001	EUR	JPM	9/22/2020	36,397
55,049,055	INR	720,368	USD	GSI	8/26/2020	12,432
45,298,982	INR	589,589	USD	SCB	8/26/2020	13,420
38,490,807	INR	505,039	USD	SCB	8/26/2020	7,341
26,198,038	INR	345,648	USD	HSBC	8/26/2020	3,094
18,754,872	MXN	777,606	USD	CITI	8/6/2020	64,893
6,764,482	MXN	296,702	USD	CITI	8/6/2020	7,170
12,224,549	MXN	526,634	USD	GSI	8/6/2020	22,511
12,351,900	MXN	540,289	USD	GSI	8/6/2020	14,579
30,874,363	MXN	1,370,063	USD	JPM	8/6/2020	16,863
1,601,399	USD	35,442,111	MXN	GSI	8/6/2020	9,282
832,869	USD	18,446,889	MXN	JPM	8/6/2020	4,205
1,361,028	USD	30,603,144	MXN	GSI	11/6/2020	1,915
7,917,921	MYR	1,846,874	USD	GSI	9/28/2020	21,058
725,087	PEN	204,694	USD	SCB	9/16/2020	360
1,397	USD	4,818	PEN	GSI	9/16/2020	35
5,323,339	PLN	1,175,585	EUR	GSI	8/21/2020	36,215
5,271,245	PLN	1,187,482	EUR	MS	8/21/2020	8,286
2,319,118	PLN	522,920	EUR	HSBC	9/18/2020	2,833
5,313,700	PLN	1,355,795	USD	MS	9/18/2020	63,400
1,946,955	USD	139,363,022	RUB	CITI	8/7/2020	70,012
152,191	USD	10,784,228	RUB	CITI	8/7/2020	6,948
597,002	USD	41,637,909	RUB	JPM	8/7/2020	36,222
778,604	USD	55,234,151	RUB	JPM	8/7/2020	34,709
481,138	USD	35,103,796	RUB	CITI	10/7/2020	11,736
767,689	USD	56,064,306	RUB	JPM	10/7/2020	18,007
548,421	USD	40,045,735	RUB	SCB	10/7/2020	12,937
111,540	USD	765,211	TRY	GSI	8/5/2020	2,253
68	USD	468	TRY	GSI	8/5/2020	2
466,266	USD	3,244,202	TRY	HSBC	8/13/2020	7,099
980,000	USD	6,919,885	TRY	CITI	9/24/2020	25,768
801,942	USD	13,200,971	ZAR	GSI	8/7/2020	29,928
1,342,571	USD	22,824,268	ZAR	GSI	8/7/2020	7,773
168,548	USD	2,849,917	ZAR	GSI	8/7/2020	1,881
11,233,585	ZAR	646,478	USD	HSBC	8/7/2020	10,480
Total unrealized appreciation						$1,912,410

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

3,519,726	BRL	676,298	USD	CITI	8/4/2020	(1,574)
624,080	BRL	119,939	USD	GSI	8/4/2020	(305)
1,278,389	BRL	245,688	USD	MS	8/4/2020	(624)
11,371,100	BRL	2,185,363	USD	SCB	8/4/2020	(5,550)
1,428,535	BRL	274,835	USD	GSI	9/2/2020	(1,339)
11,371,100	BRL	2,174,381	USD	SCB	11/4/2020	(1,068)
111,453	USD	624,080	BRL	GSI	8/4/2020	(8,182)
222,062	USD	1,278,389	BRL	MS	8/4/2020	(23,002)
138,848	USD	744,782	BRL	JPM	9/2/2020	(3,742)
529,008	USD	2,768,826	BRL	SCB	9/2/2020	(1,090)
532,555	USD	2,861,948	BRL	SCB	9/2/2020	(15,372)
790,121	USD	4,344,794	BRL	GSI	10/2/2020	(40,986)
535,680	USD	419,651,581	CLP	CITI	9/16/2020	(18,872)
2,087,585,810	COP	576,156	USD	SCB	9/16/2020	(18,749)
818,573	USD	3,065,965,016	COP	JPM	9/16/2020	(71)
779,883	USD	18,633,365	CZK	GSI	8/10/2020	(56,438)
23,867	EUR	637,729	CZK	JPM	8/10/2020	(505)
721,865	EUR	251,353,399	HUF	CITI	9/22/2020	(8,223)
112,180	EUR	511,290	PLN	CITI	8/21/2020	(4,340)
1,218,123	EUR	5,396,419	PLN	GSI	8/21/2020	(5,604)
1,056,756	EUR	4,812,678	PLN	JPM	8/21/2020	(39,878)
17,091	EUR	83,060	RON	CITI	9/4/2020	(61)
408,135	USD	354,609	EUR	CITI	8/5/2020	(9,586)
550,715	USD	474,523	EUR	GSI	8/5/2020	(8,261)
255,256	USD	226,000	EUR	GSI	8/5/2020	(10,966)
216,402	USD	191,940	EUR	HSBC	8/5/2020	(9,698)
54,212	USD	47,366	EUR	JPM	8/5/2020	(1,584)
106,665	USD	94,624	EUR	JPM	8/5/2020	(4,800)
377,397	USD	335,749	EUR	JPM	8/5/2020	(18,107)
3,528,645	USD	3,126,210	EUR	JPM	8/5/2020	(153,952)
3,166,503	USD	2,893,000	EUR	JPM	8/5/2020	(241,378)
163,737	USD	144,705	EUR	SCB	8/5/2020	(6,721)
583,547	USD	520,000	EUR	SCB	8/5/2020	(29,000)
1,035,936	USD	900,000	EUR	JPM	8/13/2020	(24,418)
240,299	USD	222,118	EUR	JPM	8/21/2020	(21,438)
1,744,517	USD	1,486,297	EUR	GSI	9/3/2020	(7,375)
185,907	GBP	243,560	USD	CITI	10/22/2020	(108)
27,551,092,889	IDR	1,885,253	USD	HSBC	9/3/2020	(22,009)
1,127,990	USD	16,690,861,236	IDR	HSBC	9/3/2020	(792)
1,413,616	USD	21,164,661,381	IDR	HSBC	9/3/2020	(17,722)
802,381	USD	61,663,806	INR	GSI	8/26/2020	(18,473)
5,510,207	MXN	249,227	USD	CITI	8/6/2020	(1,699)
12,225,733	MXN	557,443	USD	GSI	8/6/2020	(8,244)
35,442,111	MXN	1,582,932	USD	GSI	11/6/2020	(8,917)
10,460	USD	258,577	MXN	GSI	8/6/2020	(1,156)
345,620	USD	7,838,158	MXN	GSI	8/6/2020	(6,482)
547,509	USD	12,377,479	MXN	GSI	8/6/2020	(8,508)
544,625	USD	12,315,980	MXN	GSI	8/6/2020	(8,629)
532,782	USD	12,026,912	MXN	SCB	8/6/2020	(7,486)
2,852,119	PEN	810,745	USD	GSI	9/16/2020	(4,168)
963,254	PEN	273,147	USD	JPM	9/16/2020	(740)
1,906,230	PEN	541,420	USD	JPM	9/16/2020	(2,340)
5,350,341	PLN	1,216,428	EUR	HSBC	8/21/2020	(4,704)
1,368,100	USD	5,313,700	PLN	JPM	9/18/2020	(51,095)
67,384,794	RUB	979,900	USD	HSBC	8/7/2020	(72,361)
42,587,694	RUB	601,946	USD	JPM	8/7/2020	(28,375)
33,093,488	RUB	474,459	USD	MS	8/7/2020	(28,755)
103,953,334	RUB	1,451,254	USD	MS	8/7/2020	(51,209)
139,363,022	RUB	1,934,389	USD	CITI	10/7/2020	(70,850)
6,784,214	TRY	992,933	USD	GSI	8/5/2020	(24,021)
765,211	TRY	107,709	USD	GSI	11/5/2020	(4,192)
811,374	USD	6,018,535	TRY	GSI	8/5/2020	(48,184)
792,321	USD	6,019,260	TRY	JPM	8/13/2020	(59,613)
787,629	USD	13,516,550	ZAR	CITI	8/7/2020	(2,840)
694,563	USD	12,184,671	ZAR	CITI	8/7/2020	(18,015)
12,777,730	ZAR	753,547	USD	CITI	8/7/2020	(6,286)
13,377,111	ZAR	788,708	USD	CITI	8/7/2020	(6,394)
13,838,405	ZAR	813,318	USD	SCB	8/7/2020	(4,027)
13,349,546	ZAR	787,518	USD	SCB	8/7/2020	(6,816)
13,200,971	ZAR	794,580	USD	GSI	11/6/2020	(29,902)
Total unrealized depreciation						$(1,437,971)
Total net unrealized appreciation						$474,439

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

Bond forward contracts (“bond forwards”)

At July 31, 2020, bond forwards for the Fund were as follows:

Counterparty	Reference Entity	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 4/15/2022	USD	3,765,513	8/19/2020	$15,513
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.63%, due 4/15/2023	USD	5,780,578	8/19/2020	30,578
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.63%, due 1/15/2024	USD	4,536,867	8/19/2020	36,867
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 1/15/2025	USD	5,887,745	8/19/2020	62,745
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.38%, due 1/15/2027	USD	4,806,822	8/19/2020	76,822
GSI	U.S. Treasury Inflation-Indexed Bonds, 3.63%, due 4/15/2028	USD	4,743,759	8/19/2020	43,758
GSI	U.S. Treasury Inflation-Indexed Bonds, 3.88%, due 4/15/2029	USD	1,768,348	8/19/2020	18,348
GSI	U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 2/15/2040	USD	1,139,248	8/19/2020	64,248
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 2/15/2044	USD	2,453,644	8/19/2020	153,644
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.88%, due 2/15/2047	USD	2,937,209	8/19/2020	187,209
Total net unrealized appreciation					$689,732

At July 31, 2020, the Fund had cash collateral of $420,000 deposited in a segregated account for JPMorgan Chase Bank N.A. and received cash collateral of $830,000 and $560,000 from Citibank N.A. and Goldman Sachs International, respectively, to cover collateral requirements on over-the-counter derivatives.

Interest rate swap contracts ("interest rate swaps")

At July 31, 2020, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps

Clearinghouse	Notional Amount	Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	AUD 4,640,000	Pay	6M BBR-BBSW	0.88%	6M/6M	6/25/2030	$35,964	$2,447	$38,411
CME	USD 3,200,000	Receive	3M USD LIBOR	0.68%	3M/6M	6/26/2030	(48,788)	(1,300)	(50,088)
Total							$(12,824)	$1,147	$(11,677)

At July 31, 2020, the Fund had $14,005,422 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

Purchased option contracts ("options purchased")

At July 31, 2020, the Fund had outstanding options purchased as follows:

Options on Exchange-Traded Futures Contracts

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
U.S. Treasury Note, 10 Year Future Option	25	$3,500,500	$139.7	9/18/2020	$6,250
Total options purchased (cost $6,715)					$6,250

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Aerospace & Defense	$—	$2,595,122	$1,008,582	$3,603,704
Building & Development	—	3,296,781	1,246,119	4,542,900
Electronics - Electrical	—	24,450,645	2,163,150	26,613,795
Health Care	—	19,564,038	1,304,548	20,868,586
Industrial Equipment	—	4,868,012	514,439	5,382,451
Leisure Goods - Activities - Movies	—	6,533,345	617,600	7,150,945
Oil & Gas	—	5,592,190	2,325	5,594,515
Steel	—	747,681	1,662,978	2,410,659
Other Loan Assignments(a)	—	113,901,296	—	113,901,296
Total Loan Assignments	—	181,549,110	8,519,741	190,068,851
U.S. Treasury Obligations	—	124,006,176	—	124,006,176
U.S. Government Agency Securities	—	3,350,379	—	3,350,379
Mortgage-Backed Securities(a)	—	995,617,925	—	995,617,925
Corporate Bonds(a)	—	1,580,906,146	—	1,580,906,146
Convertible Bonds(a)	—	2,807,921	—	2,807,921
Municipal Notes(a)	—	91,122,240	—	91,122,240
Asset-Backed Securities	—	181,700,536	—	181,700,536
Foreign Government Securities	—	56,463,585	—	56,463,585
Options Purchased(b)	6,250	—	—	6,250
Short-Term Investments	—	271,359,985	—	271,359,985
Total Investments	$6,250	$3,488,884,003	$8,519,741	$3,497,409,994

(a)	The Schedule of Investments provides information on the industry, state/territory or sector categorization as well as a Positions by Country summary.

(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2019	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2020	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2020
Investments in Securities:
Loan Assignments(d)	$11,371	$11	$(453)	$(286)	$6,501	$(5,737)	$1,934	$(4,821)	$8,520	$(304)
Total	$11,371	$11	$(453)	$(286)	$6,501	$(5,737)	$1,934	$(4,821)	$8,520	$(304)

(d)	Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$734,874	$—	$—	$734,874
Liabilities	(13,787,605)	—	—	(13,787,605)
Forward FX Contracts(a)
Assets	—	1,912,410	—	1,912,410
Liabilities	—	(1,437,971)	—	(1,437,971)
Bond Forwards(a)
Assets	—	689,732	—	689,732
Swaps
Assets	—	38,411	—	38,411
Liabilities	—	(50,088)	—	(50,088)
Total	$(13,052,731)	$1,152,494	$—	$(11,900,237)

(a)	Futures, forward FX contracts and bond forwards are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund^

(Unaudited) July 31, 2020

PRINCIPAL AMOUNT		VALUE
Corporate Bonds 52.4%
Aerospace & Defense 2.1%
$65,000	Boeing Co., 5.15%, due 5/1/2030	$71,186
Agriculture 3.9%
110,000	BAT Capital Corp., 4.91%, due 4/2/2030	132,782
Automobile Manufacturers 6.9%
200,000	General Motors Financial Co, Inc., 5.65%, due 1/17/2029	234,376
Banks 9.6%
200,000	Citigroup, Inc., 3.98%, due 3/20/2030	234,599	(a)
75,000	Morgan Stanley, 4.43%, due 1/23/2030	91,187	(a)
		325,786
Media 14.3%
100,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.05%, due 3/30/2029	121,584
100,000	Discovery Communications LLC, 4.13%, due 5/15/2029	115,408
215,000	Fox Corp., 3.50%, due 4/8/2030	244,652
		481,644
Pharmaceuticals 5.1%
50,000	AbbVie, Inc., 4.25%, due 11/14/2028	60,463
100,000	CVS Health Corp., 3.25%, due 8/15/2029	112,620
		173,083
Pipelines 6.9%
200,000	Kinder Morgan, Inc., 4.30%, due 3/1/2028	233,246
Telecommunications 3.6%
100,000	AT&T, Inc., 4.35%, due 3/1/2029	119,488

Total Corporate Bonds (Cost $1,531,992)		1,771,591

NUMBER OF SHARES
Short-Term Investments 44.3%
Investment Companies 44.3%
1,498,508	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.09%(b)(Cost $1,498,508)	1,498,508	(c)
	Total Investments 96.7% (Cost $3,030,500)	3,270,099
	Other Assets Less Liabilities 3.3%	111,977	(d)
	Net Assets 100.0%	$3,382,076

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)	Represents 7-day effective yield as of July 31, 2020.
(c)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,498,508.
(d)	Includes the impact of the Fund's open positions in derivatives at July 31, 2020.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund^

(Unaudited) (Cont’d)

Derivative Instruments

Credit default swap contracts ("credit default swaps")

At July 31, 2020, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount	Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX North American High Yield Index, Ser. 33 V.11	USD 744,000	5.00%	3M	12/20/2024	$2,108	$19,513	$4,133	$25,754

ICE CC	CDX North American High Yield Index, Ser. 33 V.11	USD 634,650	5.00%	3M	12/20/2024	$(39,879)	$58,266	$3,755	$22,142

Total						$(37,771)	$77,779	$7,888	$47,896

At July 31, 2020, the Fund had $149,296 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund^

(Unaudited) (Cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2020:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds(a)	$—	$1,771,591	$—	$1,771,591
Short-Term Investments	—	1,498,508	—	1,498,508
Total Investments	$—	$3,270,099	$—	$3,270,099

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2020:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Assets	$—	$47,896	$—	$47,896
Total	$—	$47,896	$—	$47,896

^	A balance indicated with a "-", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

July 31, 2020

Notes to Schedule of Investments Income Funds (Unaudited)

In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Core Bond Fund, Neuberger Berman Emerging Markets Debt Fund, Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal High Income Fund, Neuberger Berman Municipal Impact Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Short Duration Bond Fund, Neuberger Berman Short Duration High Income Fund, Neuberger Berman Strategic Income Fund (“Strategic Income”) and Neuberger Berman Unconstrained Bond Fund, (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities and exchange-traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited) (cont’d)

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services' networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of bond forward contracts is determined by Management by obtaining valuations from independent pricing services using a model that considers the current price of the underlying bond and the forward curve (Level 2 inputs).

The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (generally Level 2 inputs).

The value of total return swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

The value of cross currency swaps is determined by Management by obtaining valuations from independent pricing services based on present value of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

1

Notes to Schedule of Investments Income Funds (Unaudited) (cont’d)

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing & Reference Data LLC (“ICE”) to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. As of July 31, 2020, the value of unfunded loan commitments was $583,984, $1,031,920 and $841,898 for Floating Rate Income, High Income and Strategic Income, respectively, pursuant to the following loan agreements:

Floating Rate Income
Borrower	Principal Amount	Value
EyeCare Partners, LLC, Term Loan DD, (3M USD LIBOR + 3.75%), due 2/18/2027(a)	$52,027	$47,572
Intelsat Jackson Holdings S.A., Term Loan, (3M USD LIBOR + 3.60%), due 7/13/2022(a)	214,123	217,693
Pro Mach Group, Inc., Term Loan DD, (USD LIBOR + 3.50%), due 3/7/2025(a)	335,000	318,669

High Income
Borrower	Principal Amount	Value
Intelsat Jackson Holdings S.A., Term Loan, (3M USD LIBOR + 3.60%), due 7/13/2022(a)	$1,000,504	$1,031,920

Strategic Income
Borrower	Principal Amount	Value
EyeCare Partners, LLC, Term Loan DD, (3M USD LIBOR + 3.75%), due 2/18/2027(a)	$122,027	$111,579
Intelsat Jackson Holdings S.A., Term Loan, (3M USD LIBOR + 3.60%), due 7/13/2022(a)	320,692	326,038
Pro Mach Group, Inc., Term Loan DD, (USD LIBOR + 3.50%), due 3/7/2025(a)	425,000	404,281

(a)	This security has not settled as of July 31, 2020 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820: “Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Funds.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

2

Notes to Schedule of Investments Income Funds (Unaudited) (cont’d)

Legend

Benchmarks:
BBR-BBSW		= Australian Bank Bill Swap Rate
BUBOR		= Budapest Interbank Offer Rate
CETIP		= Overnight Brazil
CLICP		= Sinacofi Chile Interbank Rate Average
CNRR007		= China Fixing Rate Repo Rates 7 Day
IBRCOL		= Colombia Overnight Interbank Reference Rate
JIBAR		= Johannesburg Interbank Average Rate
LIBOR		= London Interbank Offered Rate
MOSPRIME		= Moscow Prime Offered Rate
PRIBOR		= Prague Interbank Offer Rate
SOFR		= Secured Overnight Financing Rate
TIIE		= Mexican Interbank Equilibrium Interest Rate
WIBOR		= Poland Warsaw Interbank Offer Rate

Currency Abbreviations:
AUD	=	Australian Dollar
BRL	=	Brazilian Real
CLP	=	Chilean Peso
CNH(a)	=	Chinese Yuan Renminbi
CNY(a)	=	Chinese Yuan Renminbi
COP	=	Colombian Peso
CZK	=	Czech Koruna
DKK	=	Danish Krone
DOP	=	Dominican Peso
EUR	=	Euro
GBP	=	Pound Sterling
GHS	=	Ghanaian Cedi
HUF	=	Hungarian Forint
IDR	=	Indonesian Rupiah
INR	=	Indian Rupee
KRW	=	South Korean Won
MXN	=	Mexican Peso
MYR	=	Malaysian Ringgit
PEN	=	Peruvian Nuevo Sol
PHP	=	Philippine Peso
PLN	=	Polish Zloty
RON	=	New Romanian Leu
RUB	=	Russian Ruble
THB	=	Thai Baht
TRY	=	Turkish Lira
UAH	=	Ukraine Hryvnia
USD	=	United States Dollar
UYU	=	Uruguayan Peso
ZAR	=	South African Rand

Non-Deliverable Forward Contracts:

BRL	=	Brazilian Real
CLP	=	Chilean Peso
COP	=	Colombian Peso
IDR	=	Indonesian Rupiah
KRW	=	South Korean Won
MYR	=	Malaysian Ringgit
PEN	=	Peruvian Nuevo Sol
PHP	=	Philippine Peso
RUB	=	Russian Ruble
UAH	=	Ukraine Hryvnia

Counterparties:
CITI	=	Citibank, N.A.
GSI	=	Goldman Sachs International
HSBC	=	HSBC Bank plc
JPM	=	JPMorgan Chase Bank N.A.
MS	=	Morgan Stanley Capital Services LLC
SCB	=	Standard Chartered Bank
SSB	=	State Street Bank and Trust Company

Clearinghouses:
CME	=	CME Group, Inc.
ICE CC	=	ICE Clear Credit LLC
LCH	=	LCH Clearnet Limited

Index Periods/Payment Frequencies:
1D	=	1 Day
28D	=	28 Days
1M	=	1 Month
2M	=	2 Months
3M	=	3 Months
6M	=	6 Months
1W	=	1 Week
1Y	=	1 Year
T	=	Termination

(a)		There is one official currency held in China, the Chinese Yuan Renminbi. CNY is traded onshore, in mainland China and CNH is traded offshore, mainly in the Hong Kong market, each at a different exchange rate.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

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